UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number   811-22027

                                             FundVantage Trust

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

                                         Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Joel L. Weiss

JW Fund Management LLC

100 Springdale Rd., Suite A3-416

                                         Cherry Hill, NJ 08003

(Name and address of agent for service)

Registrant’s telephone number, including area code:  856-528-3500

Date of fiscal year end: September 30

Date of reporting period: March 31, 2017

EXPLANATORY NOTE: This filing covers the Gotham Absolute Return Fund, the Gotham Absolute 500 Fund, the Gotham Absolute 500 Core Fund, the Gotham Enhanced Return Fund, the Gotham Enhanced 500 Fund, the Gotham Enhanced 500 Core Fund, the Gotham Neutral Fund, the Gotham Neutral 500 Fund, the Gotham Index Plus Fund, the Gotham Index Core Fund, the Gotham Hedged Plus Fund, the Gotham Hedged Core Fund, the Gotham Institutional Value Fund, , the Gotham Enhanced S&P 500 Index Fund, the Gotham Defensive Long Fund, the Gotham Defensive Long 500 Fund and the Gotham Total Return Fund each of which has declared September 30as its fiscal year end.

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Gotham Asset Management

GOTHAM FUNDS

of

FundVantage Trust

Gotham Absolute Return Fund

Gotham Absolute 500 Fund

Gotham Absolute 500 Core Fund

Gotham Enhanced Return Fund

Gotham Enhanced 500 Fund

Gotham Enhanced 500 Core Fund

Gotham Neutral Fund

Gotham Neutral 500 Fund

Gotham Index Plus Fund

Gotham Index Core Fund

Gotham Hedged Plus Fund

Gotham Hedged Core Fund

Gotham Institutional Value Fund

Gotham Enhanced S&P 500 Index Fund

Gotham Defensive Long Fund

Gotham Defensive Long 500 Fund

Gotham Total Return Fund

Institutional Class Shares

SEMI-ANNUAL REPORT

March 31, 2017

(Unaudited)

This report is submitted for the general information of the shareholders of the Gotham Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Gotham Funds.

GOTHAM FUNDS

Gotham Absolute Return Fund

Semi-Annual Report

Performance Data

March 31, 2017

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2017
	Six Months*	1 Year	3 Year	Since Inception
Institutional Class Shares	7.09%	8.11%	1.89%	8.83%**
HFRX Equity Hedge Index	3.51%	5.90%	0.19%	3.22%***

*	Not Annualized.
**	The Gotham Absolute Return Fund (the “Fund”) commenced operations on August 31, 2012.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated February 1, 2017, the “Total Annual Fund Operating Expenses” are 3.09% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement” are 3.04% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 2.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2019, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. (HFRX) Equity Hedge Index. The Index is engineered to achieve representative performance of a larger universe of funds employing Equity Hedge strategies. Equity Hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially invested in equities, both long and short. It is impossible to invest directly in an index.

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks to achieve long-term capital appreciation and to achieve positive returns during most annual periods in an efficient, risk-adjusted manner. The Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. The Fund will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. The Fund may invest in securities of large-, mid- and small-cap companies. The securities issued by small-cap and mid-cap companies tend to be more volatile and less liquid than those of large-cap issuers. The Fund may have a high turnover of its portfolio securities. High turnover rates generally result in higher brokerage costs to the Fund, which reduce the Fund’s returns and may result in higher net taxable gain for shareholders. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Absolute 500 Fund

Semi-Annual Report

Performance Data

March 31, 2017

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2017
	Six Months*	1 Year	Since Inception
Institutional Class Shares	8.52%	6.95%	6.15%**
HFRX Equity Hedge Index	3.51%	5.90%	0.79%***

*	Not Annualized.
**	The Gotham Absolute 500 Fund (the “Fund”) commenced operations on July 31, 2014.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated February 1, 2017, the “Total Annual Fund Operating Expenses” are 3.85% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 3.47% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.50% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2019, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. (HFRX) Equity Hedge Index. The Index is engineered to achieve representative performance of a larger universe of funds employing Equity Hedge strategies. Equity Hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially invested in equities, both long and short. It is impossible to invest directly in an index.

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks to achieve long-term capital appreciation and to achieve positive returns during most annual periods in an efficient, risk-adjusted manner. The Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. The Fund will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. The Fund may have a high turnover of its portfolio securities. High turnover rates generally result in higher brokerage costs to the Fund, which reduce the Fund’s returns and may result in higher net taxable gain for shareholders. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Absolute 500 Core Fund

Semi-Annual Report

Performance Data

March 31, 2017

(Unaudited)

Total Returns for the Period Ended March 31, 2017
Six Months*
Institutional Class Shares	7.70%**
HFRX Equity Hedge Index	3.51%***

*	Not Annualized.
**	The Gotham Absolute 500 Core Fund (the “Fund”) commenced operations on September 30, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated February 1, 2017, the “Total Annual Fund Operating Expenses” are 2.07% for Institutional Class Shares of the Fund’s average daily net assets. This ratio may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. (HFRX) Equity Hedge Index. The Index is engineered to achieve representative performance of a larger universe of funds employing Equity Hedge strategies. Equity Hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially invested in equities, both long and short. It is impossible to invest directly in an index.

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks to achieve long-term capital appreciation and to achieve positive returns during most annual periods in an efficient, risk-adjusted manner. The Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. The Fund will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. The Fund may have a high turnover of its portfolio securities. High turnover rates generally result in higher brokerage costs to the Fund, which reduce the Fund’s returns and may result in higher net taxable gain for shareholders. The Fund is recently formed and has a limited history of operations. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Enhanced Return Fund

Semi-Annual Report

Performance Data

March 31, 2017

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2017
	Six Months*	1 Year	3 Year	Since Inception
Institutional Class Shares	12.13%	14.46%	5.90%	11.36%**
S&P 500® Total Return Index	10.12%	17.17%	10.37%	12.50%***

*	Not Annualized.
**	The Gotham Enhanced Return Fund (the “Fund”) commenced operations on May 31, 2013.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated February 1, 2017, the “Total Annual Fund Operating Expenses” are 3.58% for Institutional Class Shares of the Fund’s average daily net assets. This ratio may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 2.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2019, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends. This index is unmanaged and investors cannot invest directly in this index.

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks long-term capital appreciation. The Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. The Fund will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. The Fund may invest in securities of large-, mid- and small-cap companies. The securities issued by small-cap and mid-cap companies tend to be more volatile and less liquid than those of large-cap issuers. The Fund may have a high turnover of its portfolio securities. High turnover rates generally result in higher brokerage costs to the Fund, which reduce the Fund’s returns and may result in higher net taxable gain for shareholders. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Enhanced 500 Fund

Semi-Annual Report

Performance Data

March 31, 2017

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2017
	Six Months*	1 Year	Since Inception
Institutional Class Shares	12.76%	14.67%	6.83%**
S&P 500® Total Return Index	10.12%	17.17%	8.60%***

*	Not Annualized.
**	The Gotham Enhanced 500 Fund (the “Fund”) commenced operations on December 31, 2014.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated February 1, 2017, the “Total Annual Fund Operating Expenses” are 4.54% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 3.82% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.50% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2019, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. It’s returns reflect reinvested dividends. This index is unmanaged and investors cannot invest directly in this index.

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks long-term capital appreciation. The Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. The Fund will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. The Fund may have a high turnover of its portfolio securities. Higher turnover rates generally result in higher brokerage costs to the Fund, which reduce the Fund’s returns and may result in higher net taxable gain for shareholders. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Enhanced 500 Core Fund

Semi-Annual Report

Performance Data

March 31, 2017

(Unaudited)

Total Returns for the Period Ended March 31, 2017
Six Months*
Institutional Class Shares	11.40%**
S&P 500® Total Return Index	10.12%***

*	Not Annualized.
**	The Gotham Enhanced 500 Core Fund (the “Fund”) commenced operations on September 30, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated February 1, 2017, the “Total Annual Fund Operating Expenses” are 2.14% for Institutional Class Shares of the Fund’s average daily net assets. This ratio may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. It’s returns reflect reinvested dividends. This index is unmanaged and investors cannot invest directly in this index.

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks long-term capital appreciation. The Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. The Fund will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. The Fund may have a high turnover of its portfolio securities. Higher turnover rates generally result in higher brokerage costs to the Fund, which reduce the Fund’s returns and may result in higher net taxable gain for shareholders. The Fund is recently formed and has a limited history of operations. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Neutral Fund

Semi-Annual Report

Performance Data

March 31, 2017

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2017
	Six Months*	1 Year	3 Year	Since Inception
Institutional Class Shares	4.54%	2.27%	-0.75%	1.89%**
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.19%	0.36%	0.17%	0.15%***

*	Not Annualized.
**	The Gotham Neutral Fund (the “Fund”) commenced operations on August 30, 2013.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated February 1, 2017, the “Total Annual Fund Operating Expenses” are 3.56% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement” are 3.54% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 2.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2019, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below Expense Limitation.

The Fund intends to evaluate performance as compared to that of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index. The Index is an index comprised of a single Treasury bill issue purchased at the beginning of the month and held for a full month, then sold and rolled into a newly selected Treasury bill issue. It is impossible to invest directly in an index.

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks to achieve long-term capital appreciation with minimal correlation to the general stock market. The Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. The Fund will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. The Fund may invest in securities of large-, mid- and small-cap companies. The securities issued by small-cap and mid-cap companies tend to be more volatile and less liquid than those of large-cap issuers. The Fund may have a high turnover of its portfolio securities. Higher turnover rates generally result in higher brokerage costs to the Fund, which reduce the Fund’s returns and may result in higher net taxable gain for shareholders. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Neutral 500 Fund

Semi-Annual Report

Performance Data

March 31, 2017

(Unaudited)

Total Returns for the Period Ended March 31, 2017
Six Months*
Institutional Class Shares	5.80%**
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.19%***

*	Not Annualized.
**	The Gotham Neutral 500 Fund (the “Fund”) commenced operations on September 30, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated February 1, 2017, the “Total Annual Fund Operating Expenses” are 3.34% for Institutional Class Shares of the Fund’s average daily net assets. This ratio may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.50% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below Expense Limitation.

The Fund intends to evaluate performance as compared to that of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index. The Index is an index comprised of a single Treasury bill issue purchased at the beginning of the month and held for a full month, then sold and rolled into a newly selected Treasury bill issue. It is impossible to invest directly in an index.

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks to achieve long-term capital appreciation with minimal correlation to the general stock market. The Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. The Fund will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. The Fund may invest in securities of large-, mid- and small-cap companies. The securities issued by small-cap and mid-cap companies tend to be more volatile and less liquid than those of large-cap issuers. The Fund may have a high turnover of its portfolio securities. Higher turnover rates generally result in higher brokerage costs to the Fund, which reduce the Fund’s returns and may result in higher net taxable gain for shareholders. The Fund is recently formed and has a limited history of operations. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Index Plus Fund

Semi-Annual Report

Performance Data

March 31, 2017

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2017
	Six Months*	1 Year	Since Inception
Institutional Class Shares	15.57%	18.36%	11.60%**
S&P 500® Total Return Index	10.12%	17.17%	9.21%***

*	Not Annualized.
**	The Gotham Index Plus Fund (the “Fund”) commenced operations on March 31, 2015.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated February 1, 2017, the “Total Annual Fund Operating Expenses” are 3.47% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 3.38% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2019, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends. This index is unmanaged and investors cannot invest directly in this index.

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks to outperform the S&P 500® Total Return Index over most annual periods. The Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. The Fund will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. The Fund may have a high turnover of its portfolio securities. Higher turnover rates generally result in higher brokerage costs to the Fund, which reduce the Fund’s returns and may result in higher net taxable gain for shareholders. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Index Core Fund

Semi-Annual Report

Performance Data

March 31, 2017

(Unaudited)

Total Returns for the Period Ended March 31, 2017
Six Months*
Institutional Class Shares	12.70%**
S&P 500® Total Return Index	10.12%***

*	Not Annualized.
**	The Gotham Index Core Fund (the “Fund”) commenced operations on September 30, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated February 1, 2017, the “Total Annual Fund Operating Expenses” are 1.97% for Institutional Class Shares of the Fund’s average daily net assets. This ratio may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.85% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends. This index is unmanaged and investors cannot invest directly in this index.

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks to outperform the S&P 500® Total Return Index over most annual periods. The Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. The Fund will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. The Fund may have a high turnover of its portfolio securities. Higher turnover rates generally result in higher brokerage costs to the Fund, which reduce the Fund’s returns and may result in higher net taxable gain for shareholders. The Fund is recently formed and has a limited history of operations. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Hedged Plus Fund

Semi-Annual Report

Performance Data

March 31, 2017

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2017
	Six Months*	1 Year
Institutional Class Shares	10.78%	11.67	%**
HFRX Equity Hedge Index	3.51%	5.90	%***

*	Not Annualized.
**	The Gotham Hedged Plus Fund (the “Fund”) commenced operations on March 31, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated February 1, 2017, the “Total Annual Fund Operating Expenses” are 8.17% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement” are 3.13% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. (HFRX) Equity Hedge Index. The Index is engineered to achieve representative performance of a larger universe of funds employing Equity Hedge strategies. Equity Hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially invested in equities, both long and short. It is impossible to invest directly in an index.

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks long-term capital appreciation and to achieve positive returns during most annual periods in an efficient, risk-adjusted manner. The Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. The Fund will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. The Fund may have a high turnover of its portfolio securities. Higher turnover rates generally result in higher brokerage costs to the Fund, which reduce the Fund’s returns and may result in higher net taxable gain for shareholders. The Fund is recently formed and has a limited history of operations. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Hedged Core Fund

Semi-Annual Report

Performance Data

March 31, 2017

(Unaudited)

Total Returns for the Period Ended March 31, 2017
Six Months*
Institutional Class Shares	8.20%**
HFRX Equity Hedge Index	3.51%***

*	Not Annualized.
**	The Gotham Hedged Core Fund (the “Fund”) commenced operations on September 30, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated February 1, 2017, the “Total Annual Fund Operating Expenses” are 1.65% for Institutional Class Shares of the Fund’s average daily net assets. This ratio may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.85% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. (HFRX) Equity Hedge Index. The Index is engineered to achieve representative performance of a larger universe of funds employing Equity Hedge strategies. Equity Hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially invested in equities, both long and short. It is impossible to invest directly in an index.

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks long-term capital appreciation and to achieve positive returns during most annual periods in an efficient, risk-adjusted manner. The Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. The Fund will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. The Fund may have a high turnover of its portfolio securities. Higher turnover rates generally result in higher brokerage costs to the Fund, which reduce the Fund’s returns and may result in higher net taxable gain for shareholders. The Fund is recently formed and has a limited history of operations. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Institutional Value Fund

Semi-Annual Report

Performance Data

March 31, 2017

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2017
	Six Months*	1 Year	Since Inception
Institutional Class Shares	10.35%	15.78%	15.67%**
S&P 500® Total Return Index	10.12%	17.17%	14.74%***

*	Not Annualized.
**	The Gotham Institutional Value Fund (the “Fund”) commenced operations on December 31, 2015.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated February 1, 2017, the “Total Annual Fund Operating Expenses” are 4.90% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement” are 0.95% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.95% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2019, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. It’s returns reflect reinvested dividends. This index is unmanaged and investors cannot invest directly in this index.

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks long-term capital appreciation. The Fund may have a high turnover of its portfolio securities. Higher turnover rates generally result in higher brokerage costs to the Fund, which reduce the Fund’s returns and may result in higher net taxable gain for shareholders. The Fund is recently formed and has a limited history of operations. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Enhanced S&P 500 Index Fund

Semi-Annual Report

Performance Data

March 31, 2017

(Unaudited)

Total Returns for the Period Ended March 31, 2017
Since Inception*
Institutional Class Shares	6.30%**
S&P 500® Total Return Index	6.07%***

*	Not Annualized.
**	The Gotham Enhanced S&P 500 Index Fund (the “Fund”) commenced operations on December 30, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated February 1, 2017, the “Total Annual Fund Operating Expenses” are 0.61% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 0.50% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.50% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years following the date in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. It’s returns reflect reinvested dividends. This index is unmanaged and investors cannot invest directly in this index.

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks long-term capital appreciation. The Fund may have a high turnover of its portfolio securities. Higher turnover rates generally result in higher brokerage costs to the Fund, which reduce the Fund’s returns and may result in higher net taxable gain for shareholders. The Fund is recently formed and has a limited history of operations. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Defensive Long Fund

Semi-Annual Report

Performance Data

March 31, 2017

(Unaudited)

Total Returns for the Period Ended March 31, 2017
Six Months*
Institutional Class Shares	7.50%**
S&P 500® Total Return Index	10.12%***

*	Not Annualized.
**	The Gotham Defensive Long Fund (the “Fund”) commenced operations on September 30, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated February 1, 2017, the “Total Annual Fund Operating Expenses” are 3.73% for Institutional Class Shares of the Fund’s average daily net assets. This ratio may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 2.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. It’s returns reflect reinvested dividends. This index is unmanaged and investors cannot invest directly in this index.

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks long-term capital appreciation and to achieve positive returns during most annual periods in an efficient, risk-adjusted manner. The Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. The Fund will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. The Fund may have a high turnover of its portfolio securities. Higher turnover rates generally result in higher brokerage costs to the Fund, which reduce the Fund’s returns and may result in higher net taxable gain for shareholders. The Fund is recently formed and has a limited history of operations. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Defensive Long 500 Fund

Semi-Annual Report

Performance Data

March 31, 2017

(Unaudited)

Total Returns for the Period Ended March 31, 2017
	Six Months*
Institutional Class Shares	11.00	%**
S&P 500® Total Return Index	10.12	%***

*	Not Annualized.
**	The Gotham Defensive Long 500 Fund (the “Fund”) commenced operations on September 30, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated February 1, 2017, the “Total Annual Fund Operating Expenses” are 3.63% for Institutional Class Shares of the Fund’s average daily net assets. This ratio may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.50% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. It’s returns reflect reinvested dividends. This index is unmanaged and investors cannot invest directly in this index.

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks long-term capital appreciation and to achieve positive returns during most annual periods in an efficient, risk-adjusted manner. The Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. The Fund will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. The Fund may have a high turnover of its portfolio securities. Higher turnover rates generally result in higher brokerage costs to the Fund, which reduce the Fund’s returns and may result in higher net taxable gain for shareholders. The Fund is recently formed and has a limited history of operations. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Total Return Fund

Semi-Annual Report

Performance Data

March 31, 2017

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2017
	Six Months*	1 Year	Since Inception
Institutional Class Shares	10.83%	10.72%	6.48%**
HFRX Equity Hedge Index	3.51%	5.90%	0.29%***

*	Not Annualized.
**	The Gotham Total Return Fund (the “Fund”) commenced operations on March 31, 2015.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated February 1, 2017 (as supplemented on April 24, 2017), the “Total Annual Fund Operating Expenses” are 5.07% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Reimbursements” are 3.52% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, management fees (if any) and brokerage commissions) do not exceed 0.00% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2019, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. Prior to January 1, 2017, the Expense Limitation was 0.17%. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. (HFRX) Equity Hedge Index. The Index is engineered to achieve representative performance of a larger universe of funds employing Equity Hedge strategies. Equity Hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially invested in equities, both long and short. It is impossible to invest directly in an index.

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks long-term capital appreciation. The Fund normally allocates the majority of its assets among mutual funds advised by Gotham. Therefore, the Fund’s shareholders will indirectly bear its proportionate share of fees and expenses of the underlying funds addition to the Fund’s own expenses. The underlying funds will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Certain underlying funds may invest in large-, mid- and small-cap companies. The securities issued by small-cap and mid-cap companies tend to be more volatile and less liquid than those of large-cap issuers. The underlying funds may have a high turnover of its portfolio securities. High turnover rates generally result in higher brokerage costs, which reduce returns and may result in higher net taxable gain for shareholders. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Fund Expense Disclosure

March 31, 2017

(Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from October 1, 2016, and held for the entire period through March 31, 2017.

Actual Expenses

The first line for each Fund in the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Gotham Funds - Institutional Class
	Beginning Account Value	Ending Account Value	Annualized Expense	Expenses Paid
	October 1, 2016	March 31, 2017	Ratio*	During Period*
Gotham Absolute Return Fund
Actual	$1,000.00	$1,070.90	2.86%	$14.76
Hypothetical (5% return before expenses)	1,000.00	1,010.68	2.86%	14.33

Gotham Absolute 500 Fund
Actual	$1,000.00	$1,085.20	3.06%	$15.91
Hypothetical (5% return before expenses)	1,000.00	1,009.67	3.06%	15.33

Gotham Absolute 500 Core Fund**
Actual	$1,000.00	$1,077.00	2.07%	$10.52
Hypothetical (5% return before expenses)	1,000.00	1,014.63	2.07%	10.38

Gotham Enhanced Return Fund
Actual	$1,000.00	$1,121.30	3.49%	$18.46
Hypothetical (5% return before expenses)	1,000.00	1,007.53	3.49%	17.47

18

GOTHAM FUNDS

Fund Expense Disclosure (Continued)

March 31, 2017

(Unaudited)

	Gotham Funds - Institutional Class
	Beginning Account Value	Ending Account Value	Annualized Expense	Expenses Paid
	October 1, 2016	March 31, 2017	Ratio*	During Period*

Gotham Enhanced 500 Fund
Actual	$1,000.00	$1,127.60	3.63%	$19.25
Hypothetical (5% return before expenses)	1,000.00	1,006.84	3.63%	18.16

Gotham Enhanced 500 Core Fund**
Actual	$1,000.00	$1,114.00	2.10%	$10.90
Hypothetical (5% return before expenses)	1,000.00	1,014.45	2.10%	10.56

Gotham Neutral Fund
Actual	$1,000.00	$1,045.40	3.27%	$16.68
Hypothetical (5% return before expenses)	1,000.00	1,008.63	3.27%	16.38

Gotham Neutral 500 Fund**
Actual	$1,000.00	$1,058.00	3.15%	$15.90
Hypothetical (5% return before expenses)	1,000.00	1,009.22	3.15%	15.78

Gotham Index Plus Fund
Actual	$1,000.00	$1,155.70	3.15%	$16.93
Hypothetical (5% return before expenses)	1,000.00	1,009.22	3.15%	15.78

Gotham Index Core Fund**
Actual	$1,000.00	$1,127.00	1.74%	$9.07
Hypothetical (5% return before expenses)	1,000.00	1,016.26	1.74%	8.74

Gotham Hedged Plus Fund
Actual	$1,000.00	$1,107.80	2.94%	$15.46
Hypothetical (5% return before expenses)	1,000.00	1,010.26	2.94%	14.74

Gotham Hedged Core Fund**
Actual	$1,000.00	$1,082.00	1.35%	$6.89
Hypothetical (5% return before expenses)	1,000.00	1,018.20	1.35%	6.79

Gotham Institutional Value Fund
Actual	$1,000.00	$1,103.50	0.95%	$4.99
Hypothetical (5% return before expenses)	1,000.00	1,020.19	0.95%	4.79

Gotham Enhanced S&P 500 Index
Fund***
Actual	$1,000.00	$1,063.00	0.50%	$1.23
Hypothetical (5% return before expenses)	1,000.00	1,022.44	0.50%	2.52

Gotham Defensive Long Fund**
Actual	$1,000.00	$1,075.00	3.58%	$18.23
Hypothetical (5% return before expenses)	1,000.00	1,007.07	3.58%	17.92

19

GOTHAM FUNDS

Fund Expense Disclosure (Concluded)

March 31, 2017

(Unaudited)

	Gotham Funds - Institutional Class
	Beginning Account Value	Ending Account Value	Annualized Expense	Expenses Paid
	October 1, 2016	March 31, 2017	Ratio*	During Period*

Gotham Defensive Long 500 Fund**
Actual	$1,000.00	$1,110.00	3.60%	$18.62
Hypothetical (5% return before expenses)	1,000.00	1,006.98	3.60%	18.01

Gotham Total Return Fund
Actual	$1,000.00	$1,108.30	0.06%	$0.33
Hypothetical (5% return before expenses)	1,000.00	1,024.62	0.06%	0.32

*

Expenses are equal to a Fund’s annualized expense ratio, in the table above, which include waived fees or reimbursement expenses for the six-month period ended March 31, 2017, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (182), then divided by 365 to reflect the period. A Fund’s ending account value on the first line is based on the actual six month returns for the Institutional Class Shares of 7.09% for the Gotham Absolute Return Fund, 8.52% for the Gotham Absolute 500 Fund, 12.13% for the Gotham Enhanced Return Fund, 12.76% for the Gotham Enhanced 500 Fund, 4.54% for the Gotham Neutral Fund, 15.57% for the Gotham Index Plus Fund, 10.78% for the Gotham Hedged Plus Fund, 10.35% for the Gotham Institutional Value Fund and 10.83% for the Gotham Total Return Fund. These amounts include dividends paid on securities which the Funds have sold short (“short-sale dividends”) and related interest expense. The annualized amount of short-sale dividends and related interest expense was 0.71% of average net assets for the Gotham Absolute Return Fund, 1.56% for Gotham Absolute 500 Fund, 1.35% for the Gotham Enhanced Return Fund, 2.13% for the Gotham Enhanced 500 Fund, 1.12% for the Gotham Neutral Fund, 2.00% for the Gotham Index Plus Fund and 1.79% for the Gotham Hedged Plus Fund for the six-month period ended March 31, 2017. Hypothetical expenses are equal to the Institutional Class Share’s annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by 365 to reflect the period.

**

Expenses are equal to a Fund’s annualized expense ratio, in the table above, which include waived fees or reimbursement expenses for the six-month period ended March 31, 2017, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (179), then divided by 365 to reflect the period. A Fund’s ending account value on the first line is based on the actual six month returns for the Institutional Class Shares of 7.70% for the Gotham Absolute 500 Core Fund, 11.40% for the Gotham Enhanced 500 Core Fund, 5.80% for the Gotham Neutral 500 Fund, 12.70% for the Gotham Index Core Fund, 8.20% for the Gotham Hedged Core Fund, 7.50% for the Gotham Defensive Long Fund and 11.00% for the Gotham Defensive Long 500 Fund. These amounts include dividends paid on securities which the Funds have sold short (“short-sale dividends”) and related interest expense. The annualized amount of short-sale dividends and related interest expense was 0.92% for the Gotham Absolute 500 Core Fund, 0.95% for the Gotham Enhanced 500 Core Fund, 1.65% for the Gotham Neutral 500 Fund, 0.89% for the Gotham Index Core Fund, 0.50% for the Gotham Hedged Core Fund, 1.43% for the Gotham Defensive Long Fund and 2.10% for the Gotham Defensive Long 500 Fund for the six-month period ended March 31, 2017. Hypothetical expenses are equal to the Institutional Class Share’s annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by 365 to reflect the period.

***

The Fund commenced operations on December 30, 2016. Expenses are equal to the Fund’s annualized expense ratio, in the table above, which include waived fees or reimbursement expenses for the period December 30, 2016 to March 31, 2017, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (87), then divided by 365 to reflect the period. A Fund’s ending account value on the first line is based on since inception returns for the Institutional Class Shares of 6.30%. Hypothetical expenses are as if the Institutional Class Shares have been in existence since October 1, 2016, and are equal to the Institutional Class Share’s annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by 365 to reflect the period.

20

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2017

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Absolute Return Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	18.6%	$173,159,864
Pharmaceuticals, Biotechnology & Life Sciences	12.1	112,325,826
Health Care Equipment & Services	9.9	92,071,675
Technology Hardware & Equipment	9.8	91,153,388
Software & Services	9.7	90,520,412
Semiconductors & Semiconductor Equipment	7.0	64,866,639
Food, Beverage & Tobacco	6.7	62,574,513
Retailing	6.5	60,217,123
Transportation	5.7	53,099,041
Consumer Durables & Apparel	5.7	52,852,583
Media	5.5	51,789,936
Materials	4.7	44,303,878
Consumer Services	4.7	43,420,003
Food & Staples Retailing	3.3	31,028,362
Automobiles & Components	3.1	28,587,276
Commercial & Professional Services	2.4	22,527,420
Energy	2.3	21,634,263
Telecommunication Services	1.3	12,655,902
Household & Personal Products	1.2	10,829,743
Corporate Bonds and Notes:
Capital Goods	0.0	26,584

Total Long Positions	120.2	1,119,644,431

Portfolio holdings are subject to change at any time.

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Household & Personal Products	(0.3)%	$(2,866,687)
Telecommunication Services	(0.7)	(6,061,392)
Food & Staples Retailing	(1.0)	(9,480,550)
Consumer Durables & Apparel	(1.2)	(11,343,579)
Media	(1.2)	(11,381,067)
Automobiles & Components	(1.3)	(11,913,121)
Semiconductors & Semiconductor Equipment	(1.9)	(18,021,720)
Food, Beverage & Tobacco	(2.3)	(21,410,382)
Energy	(2.5)	(23,012,270)
Commercial & Professional Services	(2.7)	(25,419,066)
Transportation	(2.9)	(27,029,321)
Retailing	(3.7)	(34,207,210)
Pharmaceuticals, Biotechnology & Life Sciences	(4.1)	(38,107,619)
Consumer Services	(4.2)	(38,899,607)
Technology Hardware & Equipment	(4.8)	(44,873,396)
Health Care Equipment & Services	(5.4)	(50,173,234)
Materials	(5.5)	(50,954,055)
Capital Goods	(6.0)	(56,152,450)
Software & Services	(8.5)	(79,466,816)

Total Short Positions	(60.2)	(560,773,542)

Other Assets in Excess of Liabilities	40.0	372,397,102

NET ASSETS	100.0%	$931,267,991

The accompanying notes are an integral part of the financial statements.

21

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2017

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Absolute 500 Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Pharmaceuticals, Biotechnology & Life Sciences	15.8%	$2,004,798
Health Care Equipment & Services	15.5	1,958,917
Capital Goods	15.2	1,925,062
Semiconductors & Semiconductor Equipment	13.0	1,650,435
Materials	11.7	1,478,140
Technology Hardware & Equipment	10.5	1,333,701
Food, Beverage & Tobacco	7.6	959,082
Media	7.5	954,283
Food & Staples Retailing	7.1	897,325
Retailing	5.3	667,419
Energy	5.0	633,316
Consumer Durables & Apparel	4.9	619,301
Transportation	3.4	428,999
Real Estate	3.3	415,579
Insurance	3.3	415,133
Software & Services	3.2	413,018
Automobiles & Components	2.9	368,776
Household & Personal Products	1.8	233,580
Consumer Services	1.5	187,756
Telecommunication Services	1.5	185,981
Commercial & Professional Services	1.4	174,480
Diversified Financials	1.4	173,965
Utilities	0.7	93,351
Banks	0.0	5,351

Total Long Positions	143.5	18,177,748

Portfolio holdings are subject to change at any time.

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Automobiles & Components	(0.0)%	$(6,262)
Media	(0.3)	(39,808)
Commercial & Professional Services	(0.8)	(107,478)
Telecommunication Services	(1.1)	(140,672)
Consumer Durables & Apparel	(1.3)	(162,659)
Semiconductors & Semiconductor Equipment	(1.3)	(169,236)
Consumer Services	(1.9)	(238,862)
Food & Staples Retailing	(1.9)	(244,165)
Household & Personal Products	(2.0)	(257,246)
Banks	(2.3)	(292,720)
Diversified Financials	(2.8)	(349,364)
Utilities	(3.1)	(387,201)
Health Care Equipment & Services	(4.1)	(518,912)
Real Estate	(4.2)	(528,913)
Insurance	(4.6)	(586,859)
Materials	(4.8)	(609,601)
Transportation	(5.1)	(646,996)
Capital Goods	(5.2)	(652,930)
Retailing	(5.5)	(691,399)
Pharmaceuticals, Biotechnology & Life Sciences	(6.3)	(793,322)
Food, Beverage & Tobacco	(6.5)	(817,681)
Energy	(8.1)	(1,029,642)
Software & Services	(9.9)	(1,250,284)

Total Short Positions	(83.1)	(10,522,212)

Other Assets in Excess of Liabilities	39.6	5,009,168

NET ASSETS	100.0%	$12,664,704

The accompanying notes are an integral part of the financial statements.

22

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2017

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Absolute 500 Core Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Pharmaceuticals, Biotechnology & Life Sciences	12.7%	$273,354
Capital Goods	12.5	269,962
Health Care Equipment & Services	11.0	236,167
Semiconductors & Semiconductor Equipment	9.2	197,843
Materials	8.9	193,067
Technology Hardware & Equipment	8.3	179,475
Food, Beverage & Tobacco	6.5	139,994
Media	6.5	139,822
Food & Staples Retailing	6.0	129,013
Consumer Durables & Apparel	3.5	74,749
Energy	3.3	71,348
Real Estate	3.2	69,298
Retailing	3.2	68,277
Transportation	2.9	62,849
Software & Services	2.9	62,379
Insurance	2.4	51,139
Automobiles & Components	1.8	38,542
Household & Personal Products	1.5	32,832
Telecommunication Services	1.4	30,518
Consumer Services	1.3	27,669
Commercial & Professional Services	1.2	25,666
Diversified Financials	0.8	16,674
Utilities	0.5	11,133

Total Long Positions	111.5	2,401,770

Portfolio holdings are subject to change at any time.

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Automobiles & Components	(0.2)%	$(5,318)
Technology Hardware & Equipment	(0.3)	(5,433)
Media	(0.3)	(6,920)
Commercial & Professional Services	(0.5)	(10,177)
Telecommunication Services	(0.6)	(13,582)
Consumer Durables & Apparel	(0.8)	(16,676)
Food & Staples Retailing	(1.1)	(23,666)
Consumer Services	(1.1)	(24,486)
Household & Personal Products	(1.2)	(26,354)
Semiconductors & Semiconductor Equipment	(1.3)	(28,493)
Utilities	(1.8)	(38,210)
Banks	(2.0)	(42,743)
Real Estate	(2.2)	(47,917)
Health Care Equipment & Services	(2.3)	(49,327)
Diversified Financials	(2.4)	(52,797)
Transportation	(2.7)	(58,972)
Materials	(2.8)	(59,782)
Retailing	(2.9)	(61,686)
Insurance	(2.9)	(62,286)
Pharmaceuticals, Biotechnology & Life Sciences	(3.5)	(75,200)
Capital Goods	(3.6)	(76,867)
Food, Beverage & Tobacco	(3.7)	(79,102)
Energy	(4.8)	(102,675)
Software & Services	(5.7)	(122,847)

Total Short Positions	(50.7)	(1,091,516)

Other Assets in Excess of Liabilities	39.2	843,650

NET ASSETS	100.0%	$2,153,904

The accompanying notes are an integral part of the financial statements.

23

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2017

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Enhanced Return Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	27.0%	$273,475,390
Pharmaceuticals, Biotechnology & Life Sciences	16.5	166,979,471
Technology Hardware & Equipment	14.3	145,115,041
Health Care Equipment & Services	14.1	142,945,040
Software & Services	13.1	132,733,615
Food, Beverage & Tobacco	10.4	104,811,428
Semiconductors & Semiconductor Equipment	10.3	104,627,695
Retailing	9.6	97,205,032
Media	8.6	87,587,306
Consumer Durables & Apparel	8.4	85,148,151
Transportation	7.9	79,487,206
Consumer Services	6.7	68,186,481
Materials	5.9	59,571,101
Food & Staples Retailing	4.8	48,895,263
Automobiles & Components	4.4	44,858,123
Commercial & Professional Services	3.7	37,486,871
Energy	3.7	36,963,337
Telecommunication Services	2.3	23,186,728
Household & Personal Products	2.1	20,863,130
Corporate Bonds and Notes:
Capital Goods	0.0	19,096

Total Long Positions	173.8	1,760,145,505

Portfolio holdings are subject to change at any time.

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Household & Personal Products	(0.5)%	$(4,776,428)
Telecommunication Services	(0.7)	(7,225,068)
Automobiles & Components	(1.2)	(11,818,053)
Food & Staples Retailing	(1.3)	(12,944,835)
Media	(1.7)	(17,412,387)
Consumer Durables & Apparel	(1.9)	(19,137,832)
Semiconductors & Semiconductor Equipment	(2.6)	(26,016,429)
Transportation	(3.0)	(30,402,168)
Commercial & Professional Services	(3.3)	(33,864,052)
Food, Beverage & Tobacco	(3.4)	(34,955,777)
Energy	(3.9)	(39,087,097)
Retailing	(4.6)	(46,698,403)
Consumer Services	(4.6)	(46,853,712)
Pharmaceuticals, Biotechnology & Life Sciences	(5.4)	(54,523,288)
Materials	(5.6)	(56,824,298)
Technology Hardware & Equipment	(5.8)	(58,720,249)
Health Care Equipment & Services	(6.6)	(66,645,593)
Capital Goods	(7.9)	(79,727,541)
Software & Services	(10.2)	(103,621,383)

Total Short Positions	(74.2)	(751,254,593)

Other Assets in Excess of Liabilities	0.4	4,018,174

NET ASSETS	100.0%	$1,012,909,086

The accompanying notes are an integral part of the financial statements.

24

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2017

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Enhanced 500 Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Pharmaceuticals, Biotechnology & Life Sciences	20.9%	$5,109,331
Capital Goods	20.8	5,100,253
Health Care Equipment & Services	18.4	4,503,659
Semiconductors & Semiconductor Equipment	16.4	4,009,428
Materials	14.4	3,539,902
Technology Hardware & Equipment	13.9	3,412,146
Food, Beverage & Tobacco	10.3	2,511,609
Media	9.9	2,414,287
Food & Staples Retailing	9.5	2,317,567
Retailing	7.0	1,716,470
Energy	6.0	1,473,394
Consumer Durables & Apparel	5.9	1,444,049
Real Estate	4.2	1,020,138
Software & Services	4.0	983,445
Transportation	3.9	967,619
Insurance	3.9	958,286
Automobiles & Components	3.3	802,354
Consumer Services	2.9	699,199
Diversified Financials	2.4	586,642
Household & Personal Products	2.2	543,156
Telecommunication Services	2.2	537,218
Commercial & Professional Services	1.8	443,604
Utilities	0.8	206,818
Banks	0.1	29,939

Total Long Positions	185.1	45,330,513

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Automobiles & Components	(0.3)%	$(78,512)
Media	(0.5)	(127,742)
Commercial & Professional Services	(0.7)	(161,453)
Telecommunication Services	(0.7)	(164,592)
Semiconductors & Semiconductor Equipment	(1.3)	(322,964)
Consumer Durables & Apparel	(1.5)	(370,872)
Consumer Services	(1.7)	(423,199)
Food & Staples Retailing	(2.1)	(517,534)
Household & Personal Products	(2.3)	(562,779)
Utilities	(3.3)	(806,823)
Banks	(3.3)	(813,247)
Diversified Financials	(3.5)	(863,366)
Real Estate	(4.3)	(1,052,002)
Materials	(4.4)	(1,085,573)
Transportation	(4.5)	(1,093,423)
Health Care Equipment & Services	(4.6)	(1,123,551)
Retailing	(4.8)	(1,161,327)
Insurance	(5.0)	(1,225,271)
Capital Goods	(5.2)	(1,261,760)
Pharmaceuticals, Biotechnology & Life Sciences	(6.1)	(1,486,404)
Food, Beverage & Tobacco	(7.3)	(1,792,542)
Energy	(8.3)	(2,036,365)
Software & Services	(10.4)	(2,543,362)

Total Short Positions	(86.1)	(21,074,663)

Other Assets in Excess of Liabilities	1.0	236,051

NET ASSETS	100.0%	$24,491,901

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

25

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2017

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Enhanced 500 Core Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	16.2%	$361,655
Pharmaceuticals, Biotechnology & Life Sciences	16.1	358,292
Health Care Equipment & Services	13.2	294,377
Materials	11.6	258,502
Semiconductors & Semiconductor Equipment	11.2	249,622
Technology Hardware & Equipment	10.2	225,891
Food, Beverage & Tobacco	8.9	198,940
Media	7.9	175,390
Food & Staples Retailing	7.6	168,548
Consumer Durables & Apparel	4.3	96,103
Retailing	4.2	92,618
Transportation	3.6	80,844
Energy	3.6	80,607
Software & Services	3.5	78,064
Real Estate	3.4	74,565
Insurance	2.5	56,305
Household & Personal Products	2.2	49,750
Automobiles & Components	2.2	49,081
Consumer Services	2.1	46,715
Telecommunication Services	2.0	44,168
Commercial & Professional Services	1.5	33,419
Utilities	0.6	14,176
Diversified Financials	0.6	13,948

Total Long Positions	139.2	3,101,580

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Automobiles & Components	(0.3)%	$(5,928)
Technology Hardware & Equipment	(0.3)	(6,132)
Media	(0.3)	(6,159)
Commercial & Professional Services	(0.4)	(7,949)
Telecommunication Services	(0.5)	(11,755)
Consumer Durables & Apparel	(0.6)	(13,926)
Consumer Services	(0.8)	(16,959)
Food & Staples Retailing	(0.9)	(19,093)
Semiconductors & Semiconductor Equipment	(0.9)	(21,147)
Household & Personal Products	(1.0)	(22,626)
Utilities	(1.4)	(31,762)
Real Estate	(1.7)	(37,885)
Banks	(1.8)	(39,800)
Health Care Equipment & Services	(1.8)	(40,379)
Materials	(2.0)	(45,104)
Retailing	(2.1)	(47,548)
Transportation	(2.2)	(48,434)
Diversified Financials	(2.2)	(48,582)
Insurance	(2.4)	(53,053)
Pharmaceuticals, Biotechnology & Life Sciences	(2.7)	(61,133)
Capital Goods	(2.8)	(62,201)
Food, Beverage & Tobacco	(3.0)	(65,868)
Energy	(3.7)	(83,242)
Software & Services	(4.3)	(95,798)

Total Short Positions	(40.1)	(892,463)

Other Assets in Excess of Liabilities	0.9	19,458

NET ASSETS	100.0%	$2,228,575

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

26

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2017

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Neutral Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	17.0%	$133,745,346
Software & Services	12.7	99,595,288
Pharmaceuticals, Biotechnology & Life Sciences	11.8	92,680,587
Health Care Equipment & Services	10.7	83,578,769
Technology Hardware & Equipment	9.3	72,689,002
Materials	7.4	58,092,865
Semiconductors & Semiconductor Equipment	6.1	47,763,184
Food, Beverage & Tobacco	6.1	47,751,933
Retailing	6.0	47,381,764
Consumer Services	5.9	46,270,039
Transportation	4.9	38,307,681
Consumer Durables & Apparel	4.6	36,082,102
Energy	4.3	34,098,908
Media	4.3	33,776,097
Commercial & Professional Services	3.4	26,490,258
Automobiles & Components	2.5	19,553,433
Food & Staples Retailing	2.4	19,209,039
Telecommunication Services	1.9	14,665,295
Household & Personal Products	1.1	8,765,159
Corporate Bonds and Notes:
Capital Goods	0.0	11,875

Total Long Positions	122.4	960,508,624

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Household & Personal Products	(0.6)%	$(4,434,059)
Telecommunication Services	(0.8)	(6,369,872)
Food & Staples Retailing	(1.4)	(11,039,520)
Automobiles & Components	(1.5)	(11,864,219)
Media	(2.0)	(16,079,585)
Consumer Durables & Apparel	(2.8)	(22,163,828)
Semiconductors & Semiconductor Equipment	(3.6)	(28,186,227)
Transportation	(4.0)	(31,167,301)
Commercial & Professional Services	(4.0)	(31,655,660)
Food, Beverage & Tobacco	(4.2)	(33,135,597)
Energy	(5.5)	(43,120,286)
Retailing	(5.6)	(43,628,242)
Consumer Services	(5.8)	(45,352,042)
Materials	(7.4)	(58,224,704)
Pharmaceuticals, Biotechnology & Life Sciences	(7.5)	(59,258,321)
Technology Hardware & Equipment	(7.7)	(60,302,698)
Health Care Equipment & Services	(8.3)	(65,271,483)
Capital Goods	(10.6)	(83,111,976)
Software & Services	(13.9)	(108,715,830)

Total Short Positions	(97.2)	(763,081,450)

Other Assets in Excess of Liabilities	74.8	587,402,557

NET ASSETS	100.0%	$784,829,731

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

27

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2017

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Neutral 500 Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Pharmaceuticals, Biotechnology & Life Sciences	13.2%	$279,746
Capital Goods	13.2	278,347
Health Care Equipment & Services	12.6	267,716
Semiconductors & Semiconductor Equipment	10.7	225,835
Technology Hardware & Equipment	9.9	208,953
Materials	8.9	187,367
Media	7.0	147,521
Food, Beverage & Tobacco	6.7	142,830
Food & Staples Retailing	5.2	111,043
Energy	4.4	93,656
Consumer Durables & Apparel	4.4	92,133
Retailing	3.7	78,629
Software & Services	3.4	73,009
Insurance	3.4	72,783
Transportation	3.2	67,570
Diversified Financials	2.8	58,790
Real Estate	2.7	56,621
Automobiles and Components	2.0	42,574
Banks	1.0	20,374
Commercial & Professional Services	0.9	20,136
Telecommunication Services	0.9	20,085
Consumer Services	0.9	18,341
Utilities	0.8	16,565
Household & Personal Products	0.7	14,203

Total Long Positions	122.6	2,594,827

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Automobiles & Components	(0.2)%	$(5,142)
Media	(0.3)	(5,778)
Technology Hardware & Equipment	(0.3)	(6,676)
Commercial & Professional Services	(1.0)	(21,280)
Telecommunication Services	(1.4)	(29,366)
Consumer Durables & Apparel	(1.6)	(33,530)
Banks	(1.7)	(35,183)
Consumer Services	(2.1)	(45,515)
Food & Staples Retailing	(2.4)	(51,349)
Household & Personal Products	(2.4)	(51,367)
Semiconductors & Semiconductor Equipment	(2.8)	(58,288)
Diversified Financials	(3.1)	(65,355)
Utilities	(4.0)	(84,922)
Insurance	(4.5)	(96,002)
Materials	(4.8)	(102,244)
Real Estate	(4.9)	(103,361)
Health Care Equipment & Services	(5.0)	(106,826)
Transportation	(5.3)	(111,442)
Retailing	(6.1)	(128,613)
Capital Goods	(6.6)	(140,371)
Pharmaceuticals, Biotechnology & Life Sciences	(6.9)	(146,209)
Food, Beverage & Tobacco	(8.0)	(168,396)
Energy	(9.4)	(199,112)
Software & Services	(12.4)	(261,919)

Total Short Positions	(97.2)	(2,058,246)

Other Assets in Excess of Liabilities	74.6	1,579,542

NET ASSETS	100.0%	$2,116,123

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

28

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2017

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Index Plus Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Pharmaceuticals, Biotechnology & Life Sciences	20.4%	$32,737,670
Health Care Equipment & Services	16.8	26,839,877
Capital Goods	16.5	26,374,215
Technology Hardware & Equipment	14.6	23,394,738
Semiconductors & Semiconductor Equipment	13.7	21,878,805
Materials	9.9	15,817,161
Media	9.2	14,735,887
Diversified Financials	8.9	14,210,012
Energy	8.2	13,146,081
Software & Services	8.0	12,792,422
Food, Beverage & Tobacco	7.8	12,563,252
Food & Staples Retailing	7.4	11,881,638
Retailing	7.3	11,722,987
Insurance	5.9	9,386,259
Real Estate	5.4	8,719,828
Consumer Durables & Apparel	5.3	8,554,561
Banks	5.1	8,168,570
Utilities	4.3	6,833,264
Transportation	2.9	4,637,907
Automobiles & Components	2.5	4,047,649
Telecommunication Services	2.2	3,511,396
Household & Personal Products	2.1	3,378,745
Consumer Services	1.8	2,914,888
Commercial & Professional Services	1.4	2,215,177

Total Long Positions	187.6	300,462,989

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Automobiles & Components	(0.1)%	$(119,159)
Media	(0.4)	(668,232)
Telecommunication Services	(0.9)	(1,366,116)
Commercial & Professional Services	(0.9)	(1,413,716)
Semiconductors & Semiconductor Equipment	(1.9)	(2,987,072)
Consumer Durables & Apparel	(2.0)	(3,265,770)
Consumer Services	(2.3)	(3,605,116)
Insurance	(2.4)	(3,912,863)
Diversified Financials	(2.7)	(4,303,763)
Household & Personal Products	(2.7)	(4,385,360)
Food & Staples Retailing	(2.8)	(4,533,884)
Materials	(4.6)	(7,408,735)
Retailing	(4.7)	(7,558,779)
Food, Beverage & Tobacco	(4.9)	(7,807,511)
Transportation	(4.9)	(7,929,018)
Real Estate	(5.0)	(8,021,159)
Capital Goods	(5.6)	(8,962,744)
Health Care Equipment & Services	(5.9)	(9,426,848)
Utilities	(6.0)	(9,593,523)
Pharmaceuticals, Biotechnology & Life Sciences	(8.1)	(12,992,994)
Software & Services	(9.5)	(15,183,512)
Energy	(10.3)	(16,484,099)

Total Short Positions	(88.6)	(141,929,973)

Other Assets in Excess of Liabilities	1.0	1,635,140

NET ASSETS	100.0%	$160,168,156

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

29

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2017

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Index Core Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Pharmaceuticals, Biotechnology & Life Sciences	14.3%	$321,339
Capital Goods	11.9	268,515
Health Care Equipment & Services	11.3	255,167
Technology Hardware & Equipment	11.0	248,662
Software & Services	10.2	228,882
Semiconductors & Semiconductor Equipment	8.5	192,757
Diversified Financials	7.4	166,302
Media	6.9	156,252
Materials	6.7	151,062
Food, Beverage & Tobacco	6.7	150,102
Banks	6.5	146,304
Energy	6.5	145,559
Food & Staples Retailing	4.9	109,614
Retailing	4.7	106,064
Insurance	4.1	91,652
Real Estate	3.5	79,478
Consumer Durables & Apparel	3.3	75,625
Utilities	2.9	66,308
Transportation	2.4	54,161
Telecommunication Services	2.1	48,269
Automobiles & Components	1.8	40,079
Household & Personal Products	1.7	37,796
Consumer Services	1.2	26,150
Commercial & Professional Services	0.9	20,072

Total Long Positions	141.4	3,186,171

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Media	(0.1)%	$(1,270)
Automobiles & Components	(0.1)	(2,904)
Technology Hardware & Equipment	(0.2)	(3,783)
Telecommunication Services	(0.4)	(9,177)
Commercial & Professional Services	(0.5)	(11,914)
Consumer Durables & Apparel	(0.7)	(16,912)
Diversified Financials	(0.8)	(18,820)
Consumer Services	(0.9)	(19,682)
Household & Personal Products	(1.1)	(25,568)
Semiconductors & Semiconductor Equipment	(1.2)	(27,190)
Insurance	(1.3)	(28,936)
Food & Staples Retailing	(1.3)	(30,225)
Retailing	(1.9)	(42,080)
Materials	(2.4)	(55,115)
Transportation	(2.5)	(55,701)
Utilities	(2.5)	(56,261)
Health Care Equipment & Services	(2.6)	(58,710)
Real Estate	(2.6)	(58,931)
Capital Goods	(2.7)	(60,777)
Pharmaceuticals, Biotechnology & Life Sciences	(3.3)	(73,680)
Food, Beverage & Tobacco	(3.3)	(74,125)
Software & Services	(4.3)	(96,030)
Energy	(4.5)	(101,253)

Total Short Positions	(41.2)	(929,044)

Liabilities in Excess of Other Assets	(0.2)	(4,077)

NET ASSETS	100.0%	$2,253,050

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

30

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2017

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Hedged Plus Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Technology Hardware & Equipment	14.1%	$314,526
Pharmaceuticals, Biotechnology & Life Sciences	14.0	312,679
Capital Goods	13.7	306,698
Semiconductors & Semiconductor Equipment	13.1	291,999
Health Care Equipment & Services	12.6	282,278
Materials	8.4	186,587
Food, Beverage & Tobacco	6.8	152,167
Software & Services	6.8	151,818
Media	6.8	151,310
Energy	6.2	138,894
Food & Staples Retailing	5.2	117,186
Diversified Financials	5.1	114,446
Retailing	4.7	105,676
Banks	4.5	99,385
Transportation	4.2	94,653
Consumer Durables & Apparel	4.2	93,858
Insurance	4.1	91,549
Real Estate	3.5	77,613
Utilities	2.8	61,561
Automobiles & Components	2.4	52,510
Household & Personal Products	1.3	29,369
Telecommunication Services	1.2	27,505
Commercial & Professional Services	1.0	22,830
Consumer Services	0.8	17,429

Total Long Positions	147.5	3,294,526

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Automobiles & Components	(0.1)%	$(2,747)
Media	(0.4)	(9,587)
Commercial & Professional Services	(0.8)	(16,809)
Telecommunication Services	(0.8)	(17,448)
Semiconductors & Semiconductor Equipment	(1.6)	(36,399)
Consumer Durables & Apparel	(1.8)	(39,038)
Consumer Services	(2.1)	(45,874)
Household & Personal Products	(2.5)	(56,606)
Food & Staples Retailing	(2.6)	(57,770)
Diversified Financials	(2.9)	(65,184)
Insurance	(3.5)	(77,352)
Transportation	(4.0)	(88,916)
Materials	(4.7)	(104,328)
Utilities	(4.8)	(108,078)
Capital Goods	(5.0)	(111,676)
Health Care Equipment & Services	(5.1)	(112,922)
Real Estate	(5.2)	(116,008)
Retailing	(5.5)	(123,862)
Pharmaceuticals, Biotechnology & Life Sciences	(7.3)	(163,839)
Food, Beverage & Tobacco	(7.7)	(172,763)
Software & Services	(9.5)	(213,201)
Energy	(10.0)	(223,391)

Total Short Positions	(87.9)	(1,963,798)

Other Assets in Excess of Liabilities	40.4	902,311

NET ASSETS	100.0%	$2,233,039

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

31

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2017

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Hedged Core Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Pharmaceuticals, Biotechnology & Life Sciences	9.8%	$212,021
Capital Goods	8.4	181,366
Health Care Equipment & Services	8.1	175,659
Technology Hardware & Equipment	7.6	165,044
Semiconductors & Semiconductor Equipment	6.2	134,377
Software & Services	6.0	129,857
Media	4.9	106,814
Materials	4.9	105,526
Diversified Financials	4.8	103,780
Food, Beverage & Tobacco	4.6	98,937
Energy	4.4	94,107
Banks	4.0	86,571
Food & Staples Retailing	3.4	73,728
Retailing	3.0	64,185
Insurance	2.9	62,611
Consumer Durables & Apparel	2.4	52,791
Real Estate	2.4	52,154
Utilities	1.9	42,134
Transportation	1.8	38,658
Automobiles & Components	1.3	27,859
Telecommunication Services	1.3	27,606
Household & Personal Products	1.0	22,577
Consumer Services	0.7	15,642
Commercial & Professional Services	0.6	12,976

Total Long Positions	96.4	2,086,980

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Media	(0.1)%	$(1,587)
Automobiles & Components	(0.1)	(2,360)
Technology Hardware & Equipment	(0.1)	(3,116)
Telecommunication Services	(0.3)	(7,463)
Commercial & Professional Services	(0.5)	(9,812)
Consumer Durables & Apparel	(0.7)	(14,211)
Diversified Financials	(0.7)	(15,749)
Household & Personal Products	(1.0)	(21,628)
Consumer Services	(1.0)	(22,559)
Semiconductors & Semiconductor Equipment	(1.1)	(22,855)
Food & Staples Retailing	(1.1)	(24,624)
Insurance	(1.2)	(25,252)
Retailing	(1.6)	(35,478)
Materials	(2.1)	(44,656)
Utilities	(2.1)	(45,736)
Transportation	(2.1)	(46,021)
Health Care Equipment & Services	(2.2)	(47,239)
Real Estate	(2.2)	(47,265)
Capital Goods	(2.4)	(52,084)
Pharmaceuticals, Biotechnology & Life Sciences	(2.8)	(60,680)
Food, Beverage & Tobacco	(2.8)	(60,802)
Software & Services	(3.6)	(77,881)
Energy	(3.9)	(84,014)

Total Short Positions	(35.7)	(773,072)

Other Assets in Excess of Liabilities	39.3	850,496

NET ASSETS	100.0%	$2,164,404

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

32

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2017

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Institutional Value Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	11.5%	$284,194
Materials	9.5	233,211
Pharmaceuticals, Biotechnology & Life Sciences	9.3	230,035
Health Care Equipment & Services	9.3	229,657
Retailing	7.6	186,331
Technology Hardware & Equipment	6.5	160,310
Semiconductors & Semiconductor Equipment	6.4	158,473
Food, Beverage & Tobacco	5.9	144,933
Food & Staples Retailing	4.6	114,535
Media	4.3	106,375
Consumer Durables & Apparel	3.2	78,203
Real Estate	2.9	70,463
Energy	2.4	59,739
Software & Services	2.4	58,290
Transportation	2.3	55,885
Automobiles & Components	2.0	48,369
Consumer Services	1.8	45,289
Insurance	1.7	42,408
Household & Personal Products	1.5	38,212
Telecommunication Services	1.3	32,548
Commercial & Professional Services	1.2	28,894
Diversified Financials	1.0	25,141
Utilities	0.5	11,151

Total Long Positions	99.1	2,442,646

Other Assets in Excess of Liabilities	0.9	22,172

NET ASSETS	100.0%	$2,464,818

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

33

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2017

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Enhanced S&P 500 Index Fund

	%of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Pharmaceuticals, Biotechnology & Life Sciences	15.0%	$318,613
Technology Hardware & Equipment	11.2	239,118
Health Care Equipment & Services	9.0	192,072
Semiconductors & Semiconductor Equipment	8.4	178,046
Capital Goods	7.9	167,518
Software & Services	6.5	137,773
Materials	6.4	136,407
Food & Staples Retailing	5.2	110,571
Energy	4.6	96,786
Retailing	4.4	93,355
Media	3.6	76,916
Food, Beverage & Tobacco	3.3	71,045
Consumer Durables & Apparel	2.5	52,656
Telecommunication Services	2.1	44,268
Automobiles & Components	1.8	37,430
Insurance	1.6	33,791
Transportation	1.3	28,656
Diversified Financials	1.2	25,717
Real Estate	1.0	22,256
Banks	0.9	18,045
Utilities	0.6	13,581
Commercial & Professional Services	0.5	11,268
Consumer Services	0.5	9,575
Household & Personal Products	0.3	6,679

Total Long Positions	99.8	2,122,142

Other Assets in Excess of Liabilities	0.2	3,622

NET ASSETS	100.0%	$2,125,764

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

34

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2017

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Defensive Long Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	24.7%	$532,076
Food, Beverage & Tobacco	17.8	382,393
Pharmaceuticals, Biotechnology & Life Sciences	17.7	379,928
Health Care Equipment & Services	15.2	326,205
Retailing	10.9	235,480
Software & Services	10.9	234,608
Technology Hardware & Equipment	10.4	223,698
Media	9.7	208,115
Food & Staples Retailing	8.8	189,098
Consumer Durables & Apparel	7.9	168,956
Consumer Services	7.8	167,908
Semiconductors & Semiconductor Equipment	5.5	118,988
Household & Personal Products	5.3	114,823
Materials	5.3	113,022
Commercial & Professional Services	5.1	108,720
Telecommunication Services	4.1	87,939
Transportation	3.7	80,141
Energy	3.5	74,447
Automobiles & Components	1.5	31,880
Corporate Bonds and Notes:
Capital Goods	0.0	273

Total Long Positions	175.8	3,778,698

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Household & Personal Products	(0.3)%	$(5,657)
Telecommunication Services	(0.8)	(17,152)
Food & Staples Retailing	(1.0)	(21,944)
Automobiles & Components	(1.3)	(27,892)
Media	(1.6)	(33,490)
Consumer Durables & Apparel	(1.9)	(40,895)
Semiconductors & Semiconductor Equipment	(2.5)	(54,925)
Transportation	(2.8)	(60,355)
Food, Beverage & Tobacco	(3.3)	(69,983)
Commercial & Professional Services	(3.5)	(74,321)
Energy	(4.0)	(86,177)
Consumer Services	(4.3)	(91,707)
Retailing	(4.8)	(103,130)
Pharmaceuticals, Biotechnology & Life Sciences	(5.9)	(126,805)
Health Care Equipment & Services	(5.9)	(127,725)
Technology Hardware & Equipment	(6.0)	(129,239)
Materials	(6.6)	(142,337)
Capital Goods	(9.2)	(198,587)
Software & Services	(10.2)	(219,987)

Total Short Positions	(75.9)	(1,632,308)

Other Assets in Excess of Liabilities	0.1	2,784

NET ASSETS	100.0%	$2,149,174

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

35

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2017

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Defensive Long 500 Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Pharmaceuticals, Biotechnology & Life Sciences	22.0%	$1,651,730
Capital Goods	19.1	1,434,474
Health Care Equipment & Services	17.9	1,340,494
Materials	14.1	1,059,263
Semiconductors & Semiconductor Equipment	13.8	1,035,334
Food, Beverage & Tobacco	12.1	906,976
Technology Hardware & Equipment	11.6	867,066
Food & Staples Retailing	10.1	756,857
Real Estate	9.9	745,756
Media	9.6	718,269
Consumer Durables & Apparel	5.7	427,654
Energy	5.2	393,974
Insurance	4.8	360,730
Retailing	4.6	342,914
Household & Personal Products	3.6	273,562
Transportation	3.6	269,547
Telecommunication Services	3.1	232,976
Consumer Services	3.1	229,403
Software & Services	3.1	229,007
Commercial & Professional Services	3.0	222,303
Automobiles & Components	2.9	218,105
Diversified Financials	1.2	91,623
Utilities	0.8	63,282

Total Long Positions	184.9	13,871,299

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Media	(0.6)%	$(43,808)
Automobiles & Components	(0.7)	(50,077)
Telecommunication Services	(0.7)	(50,226)
Commercial & Professional Services	(0.8)	(57,041)
Technology Hardware & Equipment	(0.8)	(63,871)
Consumer Services	(1.3)	(95,695)
Food & Staples Retailing	(1.3)	(96,448)
Consumer Durables & Apparel	(1.3)	(98,859)
Household & Personal Products	(1.7)	(129,200)
Utilities	(2.5)	(190,296)
Semiconductors & Semiconductor Equipment	(2.8)	(207,044)
Real Estate	(3.0)	(222,428)
Health Care Equipment & Services	(3.5)	(266,346)
Materials	(4.4)	(333,174)
Retailing	(4.5)	(334,461)
Transportation	(4.5)	(339,270)
Insurance	(5.0)	(373,535)
Food, Beverage & Tobacco	(5.0)	(377,290)
Capital Goods	(5.4)	(407,637)
Banks	(5.5)	(416,331)
Pharmaceuticals, Biotechnology & Life Sciences	(6.0)	(448,873)
Diversified Financials	(6.3)	(469,267)
Energy	(8.7)	(654,220)
Software & Services	(9.1)	(682,489)

Total Short Positions	(85.4)	(6,407,886)

Other Assets in Excess of Liabilities	0.5	40,756

NET ASSETS	100.0%	$7,504,169

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

36

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2017

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

Gotham Total Return Fund

	% of Net Assets	Value
Affiliated Equity Registered Investment Companies	99.7%	$17,634,640
Other Assets in Excess of Liabilities	0.3	47,418

NET ASSETS	100.0%	$17,682,058

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

37

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments

March 31, 2017

(Unaudited)

LONG POSITIONS — 120.2% COMMON STOCKS — 120.2%	Number of Shares	Value
Automobiles & Components — 3.1%
American Axle & Manufacturing Holdings, Inc.*	7,013	$131,704
BorgWarner, Inc.†(a)	66,128	2,763,489
Cooper-Standard Holdings, Inc.†(a)*	20,368	2,259,422
Delphi Automotive PLC (Jersey)†	67,995	5,472,918
Ford Motor Co.†(b)	250,536	2,916,239
General Motors Co.†(a)	126,971	4,489,695
Goodyear Tire & Rubber Co. (The)†(a)	79,818	2,873,448
Harley-Davidson, Inc.(a)(b)	44,599	2,698,240
Lear Corp.†	3,175	449,516
Magna International, Inc. (Canada)†(b)	86,162	3,718,752
Standard Motor Products, Inc.(a)	5,785	284,275
Tenneco, Inc.(a)	6,517	406,791
Tower International, Inc.(a)	1,063	28,807
Winnebago Industries, Inc.(a)	3,213	93,980

		28,587,276

Capital Goods — 18.6%
3M Co.†	16,361	3,130,350
Alamo Group, Inc.	966	73,600
Albany International Corp., Class A(a)	1,053	48,491
Allegion PLC (Ireland)†(a)	23,142	1,751,849
American Woodmark Corp.†*	850	78,030
AMETEK, Inc.†(a)	55,523	3,002,684
Arconic, Inc.(a)(b)	138,826	3,656,677
Argan, Inc.†(a)	32,507	2,150,338
Atkore International Group, Inc.(a)*	4,599	120,862
Boeing Co. (The)(b)	71,006	12,558,121
Builders FirstSource, Inc.(a)*	65,888	981,731
Carlisle Cos., Inc.†	4,521	481,080
Caterpillar, Inc.(b)	63,080	5,851,301
Chart Industries, Inc.†*	75,842	2,649,920
Columbus McKinnon Corp.	1,100	27,302
Continental Building Products, Inc.†*	58,810	1,440,845
Crane Co.†(a)	58,081	4,346,201
Cummins, Inc.(b)	34,059	5,149,721
Curtiss-Wright Corp.†	33,302	3,039,141
Deere & Co.(a)(b)	17,672	1,923,774
Donaldson Co., Inc.†	8,682	395,205
Dover Corp.(b)	7,405	594,992
Eaton Corp. PLC (Ireland)†	16,673	1,236,303
EMCOR Group, Inc.†	45,720	2,878,074
Emerson Electric Co.†(b)	160,625	9,615,012

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
EnerSys†	7,765	$612,969
Flowserve Corp.(a)	15,388	745,087
Fluor Corp.	65,779	3,461,291
Fortive Corp.(b)	55,592	3,347,750
Fortune Brands Home & Security Inc.†(b)	46,115	2,806,098
GATX Corp.(a)	15,897	969,081
General Cable Corp.†(a)	44,058	790,841
General Electric Co.†(a)	69,835	2,081,083
Gibraltar Industries, Inc.†(a)*	43,806	1,804,807
Global Brass & Copper Holdings, Inc.	315	10,836
Harsco Corp.(b)*	77,883	993,008
Honeywell International, Inc.†	56,774	7,089,369
Illinois Tool Works, Inc.†	23,029	3,050,652
Ingersoll-Rand PLC (Ireland)†	95,225	7,743,697
ITT, Inc.†	6,503	266,753
Jacobs Engineering Group, Inc.†(b)	46,576	2,574,721
Joy Global, Inc.†	57,052	1,611,719
Kaman Corp.(a)	3,031	145,882
L3 Technologies, Inc.†(b)	21,095	3,486,793
Lennox International, Inc.(a)	667	111,589
Masco Corp.†(a)	82,478	2,803,427
Meritor, Inc.(a)*	16,323	279,613
MRC Global, Inc.†*	37,517	687,687
Mueller Industries, Inc.(a)	8,954	306,495
National Presto Industries, Inc.(a)	1,216	124,275
Oshkosh Corp.(a)(b)	44,833	3,075,095
PACCAR, Inc.†	24,951	1,676,707
Patrick Industries, Inc.(a)*	4,095	290,336
Pentair PLC (Ireland)(a)(b)	58,873	3,696,047
Ply Gem Holdings, Inc.*	1,534	30,220
Raytheon Co.†(b)	20,840	3,178,100
Regal Beloit Corp.†(a)	33,705	2,549,783
Rockwell Automation, Inc.(b)	663	103,236
Rockwell Collins, Inc.†	33,884	3,292,169
Snap-on, Inc.†(a)	14,000	2,361,380
Spirit AeroSystems Holdings, Inc., Class A†	62,565	3,623,765
SPX Corp.†*	72,708	1,763,169
Stanley Black & Decker, Inc.†	37,933	5,040,158
Terex Corp.†(a)	19,724	619,334
Textron, Inc.†(a)(b)	72,155	3,433,856
TransDigm Group, Inc.(a)	5,170	1,138,227
Trex Co., Inc.(a)*	4,387	304,414

The accompanying notes are an integral part of the financial statements.

38

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Tutor Perini Corp.(a)*	60,353	$1,919,225
United Rentals, Inc.(b)*	25,808	3,227,290
United Technologies Corp.†	8,779	985,092
Univar, Inc.(b)*	96,181	2,948,909
USG Corp.†(a)*	126,580	4,025,244
Wabash National Corp.(a)(b)	85,020	1,759,064
Watts Water Technologies, Inc., Class A(a)	5,274	328,834
WESCO International, Inc.(a)(b)*	5,727	398,313
WW Grainger, Inc.†(a)	27,087	6,304,770

		173,159,864

Commercial & Professional Services — 2.4%
Dun & Bradstreet Corp. (The)†	15,901	1,716,354
FTI Consulting, Inc.(a)(b)*	34,713	1,429,134
ICF International, Inc.†(a)*	9,976	412,009
LSC Communications, Inc.(a)	15,763	396,597
ManpowerGroup, Inc.†(b)	25,778	2,644,049
Matthews International Corp., Class A†(a)	11,767	796,038
Navigant Consulting, Inc.†*	17,361	396,872
Nielsen Holdings PLC (United Kingdom)†	86,097	3,556,667
Quad/Graphics, Inc.†	29,302	739,583
Republic Services, Inc.†	25,909	1,627,344
Ritchie Bros Auctioneers, Inc. (Canada)	4,694	154,433
Robert Half International, Inc.†	49,338	2,409,175
RR Donnelley & Sons Co.(a)	71,383	864,448
SP Plus Corp.*	49	1,654
Steelcase, Inc., Class A(a)	41,050	687,588
Stericycle, Inc.(a)*	11,719	971,388
Team, Inc.(a)*	3,706	100,247
Tetra Tech, Inc.(a)(b)	2,646	108,089
TrueBlue, Inc.†*	25,831	706,478
UniFirst Corp.†	7,036	995,242
Waste Management, Inc.†	24,877	1,814,031

		22,527,420

Consumer Durables & Apparel — 5.7%
Callaway Golf Co.†	42,399	469,357
Carter’s, Inc.(a)	11,644	1,045,631
Cavco Industries, Inc.†*	8,826	1,027,346
Coach, Inc.†(b)	78,744	3,254,490
Deckers Outdoor Corp.(a)*	14,280	852,944

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
DR Horton, Inc.†	71,018	$2,365,610
Fossil Group, Inc.(a)*	61,882	1,079,841
Garmin Ltd. (Switzerland)†(a)	126,003	6,440,013
Hanesbrands, Inc.(a)	109,756	2,278,535
Hasbro, Inc.(a)(b)	27,570	2,752,037
iRobot Corp.(a)*	26,874	1,777,446
La-Z-Boy, Inc.(a)(b)	64,945	1,753,515
Leggett & Platt, Inc.(a)	27,834	1,400,607
Mattel, Inc.(a)(b)	87,397	2,238,237
Michael Kors Holdings Ltd. (British Virgin Islands)†*	70,820	2,698,950
Movado Group, Inc.(a)	1,188	29,641
Newell Brands, Inc.†	111,906	5,278,606
PulteGroup, Inc.(a)(b)	83,640	1,969,722
Ralph Lauren Corp.†(a)	29,044	2,370,571
TopBuild Corp.(a)(b)*	40,684	1,912,148
Under Armour, Inc., Class C(a)*	104,296	1,908,617
VF Corp.†(a)(b)	94,388	5,188,508
Whirlpool Corp.(a)(b)	15,934	2,729,972
Wolverine World Wide, Inc.	1,211	30,239

		52,852,583

Consumer Services — 4.7%
Bojangles’, Inc.(a)*	19,685	403,542
Carnival Corp. (Panama)†	25,226	1,486,064
Churchill Downs, Inc.†	3,357	533,259
Cracker Barrel Old Country Store, Inc.(a)	11,628	1,851,759
Darden Restaurants, Inc.(a)(b)	9,704	811,934
DeVry Education Group, Inc.†(a)	5,914	209,651
DineEquity, Inc.†(a)	50,863	2,767,964
Eldorado Resorts, Inc.(a)*	39,708	751,474
Graham Holdings Co., Class B†(a)	1,482	888,533
ILG, Inc.(a)	28,732	602,223
Isle of Capri Casinos, Inc.(a)*	5,753	151,649
Jack in the Box, Inc.†(a)(b)	46,337	4,713,400
La Quinta Holdings, Inc.†*	86,357	1,167,547
McDonald’s Corp.†(b)	72,332	9,374,951
Monarch Casino & Resort, Inc.*	77	2,275
Restaurant Brands International, Inc. (Canada)†	6,965	388,229
Royal Caribbean Cruises Ltd. (Liberia)†	42,028	4,123,367
SeaWorld Entertainment, Inc.(a)	11,140	203,528
Service Corp. International(a)	5,485	169,377

The accompanying notes are an integral part of the financial statements.

39

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Sonic Corp.†(a)	102,130	$2,590,017
Weight Watchers International, Inc.(a)*	49,878	776,600
Wendy’s Co. (The)(a)	57,493	782,480
Wyndham Worldwide Corp.(a)(b)	42,654	3,595,306
Yum! Brands, Inc.†	79,419	5,074,874

		43,420,003

Energy — 2.3%
Archrock, Inc.†(a)	157,337	1,950,979
Atwood Oceanics, Inc.(a)*	64,580	615,447
CONSOL Energy, Inc.†*	7,464	125,246
CVR Energy, Inc.(a)	13,948	280,076
Delek US Holdings, Inc.†(a)	91,562	2,222,210
Diamond Offshore Drilling, Inc.(a)*	9,767	163,207
Exterran Corp.*	18,385	578,208
Exxon Mobil Corp.†	4,031	330,582
Halliburton Co.†	50,788	2,499,278
Imperial Oil Ltd. (Canada)(a)	9,262	282,491
Kinder Morgan, Inc.†	23,151	503,303
McDermott International, Inc. (Panama)†*	81,100	547,425
Oceaneering International, Inc.(a)	16,563	448,526
Oil States International, Inc.(a)*	11,034	365,777
REX American Resources Corp.†(a)*	8,715	788,620
Rowan Cos. PLC, Class A (United Kingdom)(a)*	163,606	2,548,982
Ship Finance International Ltd. (Bermuda)(a)	52,325	769,178
Suncor Energy, Inc. (Canada)	4,717	145,048
Teekay Corp. (Marshall Island)(a)	32,202	294,648
Valero Energy Corp.†(a)	51,953	3,443,964
Williams Cos., Inc. (The)†(b)	92,297	2,731,068

		21,634,263

Food & Staples Retailing — 3.3%
CVS Health Corp.†(a)(b)	148,779	11,679,152
Kroger Co. (The)	246,971	7,283,175
SpartanNash Co.†(a)	34,664	1,212,893
Walgreens Boots Alliance, Inc.†	55,606	4,618,078
Wal-Mart Stores, Inc.†	86,502	6,235,064

		31,028,362

Food, Beverage & Tobacco — 6.7%
Altria Group, Inc.†	27,889	1,991,832

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Archer-Daniels-Midland Co.†(a)(b)	111,543	$5,135,440
Brown-Forman Corp., Class B(a)	47,234	2,181,266
Campbell Soup Co.(a)	84,996	4,865,171
Coca-Cola Co. (The)†	23,509	997,722
Conagra Brands, Inc.†	107,969	4,355,469
Dr Pepper Snapple Group, Inc.†	70,943	6,946,739
Fresh Del Monte Produce, Inc. (Cayman Islands)(a)	6,222	368,529
General Mills, Inc.†	50,374	2,972,570
Hershey Co. (The)†	40,115	4,382,564
Hormel Foods Corp.†(a)	137,159	4,749,816
JM Smucker Co. (The)(a)	12,241	1,604,550
Kellogg Co.†	5,653	410,464
McCormick & Co., Inc., non-voting shares†	58,464	5,703,163
Mondelez International, Inc., Class A†	13,708	590,541
Philip Morris International, Inc.†(a)	16,654	1,880,237
Pilgrim’s Pride Corp.(a)	10,099	227,278
Pinnacle Foods, Inc.†(b)	62,412	3,611,782
Reynolds American, Inc.†	14,886	938,116
Snyder’s-Lance, Inc.(a)	10,498	423,174
Tyson Foods, Inc., Class A†(a)(b)	120,076	7,409,890
Universal Corp.†(a)	11,706	828,200

		62,574,513

Health Care Equipment & Services — 9.9%
Abbott Laboratories(b)	62,484	2,774,914
Acadia Healthcare Co., Inc.†(a)*	141,753	6,180,431
Air Methods Corp.(a)*	4,220	181,460
AmerisourceBergen Corp.(a)	6,487	574,100
AMN Healthcare Services, Inc.(a)*	36,889	1,497,693
Analogic Corp.(a)	5,094	386,635
Anika Therapeutics, Inc.†*	4,777	207,513
Baxter International, Inc.†(b)	185,986	9,645,234
Boston Scientific Corp.†(a)(b)*	303,762	7,554,561
Cerner Corp.(a)*	31,142	1,832,707
Chemed Corp.†	4,666	852,432
Community Health Systems, Inc.(a)*	84,709	751,369
Cooper Cos., Inc. (The)(a)(b)	1,381	276,048
Cotiviti Holdings, Inc.†*	66,846	2,782,799
CR Bard, Inc.†	1,664	413,571
Danaher Corp.†(a)	39,895	3,412,219
DaVita, Inc.†*	55,381	3,764,247

The accompanying notes are an integral part of the financial statements.

40

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Express Scripts Holding Co.†(b)*	175,170	$11,545,455
Globus Medical, Inc., Class A†*	12,069	357,484
Halyard Health, Inc.†(a)*	85,833	3,269,379
HCA Holdings, Inc.†(b)*	53,105	4,725,814
Henry Schein, Inc.†(a)*	9,984	1,696,980
Hill-Rom Holdings, Inc.†	2,434	171,840
HMS Holdings Corp.†*	23,784	483,529
Integer Holdings Corp.†(a)*	24,405	981,081
Kindred Healthcare, Inc.†	132,756	1,108,513
Laboratory Corp. of America Holdings†(a)*	24,359	3,494,786
McKesson Corp.†	22,639	3,356,458
MEDNAX, Inc.(a)*	7,108	493,153
Medtronic PLC (Ireland)†	49,720	4,005,443
Meridian Bioscience, Inc.†(a)	50,633	698,735
Natus Medical, Inc.†*	25,463	999,423
Owens & Minor, Inc.(a)	41,267	1,427,838
Providence Service Corp. (The)*	729	32,397
Quality Systems, Inc.*	9,584	146,060
Quest Diagnostics, Inc.†(a)	31,767	3,119,202
Select Medical Holdings Corp.(a)*	54,628	729,284
Stryker Corp.(b)	4,173	549,375
Tivity Health, Inc.(a)*	17,733	516,030
Varian Medical Systems, Inc.†*	21,081	1,921,112
Veeva Systems, Inc., Class A†*	10,397	533,158
Zimmer Biomet Holdings, Inc.†	21,466	2,621,213

		92,071,675

Household & Personal Products — 1.2%
Avon Products, Inc.(b)*	215,910	950,004
Central Garden & Pet Co., Class A†*	13,595	472,018
Church & Dwight Co., Inc.†(a)(b)	47,397	2,363,688
Colgate-Palmolive Co.†(b)	10,470	766,299
Inter Parfums, Inc.	121	4,423
Kimberly-Clark Corp.†	29,460	3,877,820
Procter & Gamble Co. (The)†	26,661	2,395,491

		10,829,743

Materials — 4.7%
Agrium, Inc. (Canada)†(a)	14,128	1,349,930
Albemarle Corp.†(a)	34,746	3,670,567
Axalta Coating Systems Ltd. (Bermuda)*	16,464	530,141
Cabot Corp.†(a)	11,596	694,716
Chemours Co. (The)†	40,508	1,559,558

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Chemtura Corp.†*	15,667	$523,278
Domtar Corp.(a)	31,193	1,139,168
Eagle Materials, Inc.†(a)	63,443	6,162,853
EI du Pont de Nemours & Co.†	48,396	3,887,651
FMC Corp.†	2,689	187,128
FutureFuel Corp.(a)	1,260	17,867
Graphic Packaging Holding Co.	18,811	242,098
Greif, Inc., Class A†(a)	32,257	1,777,038
Huntsman Corp.†(a)	16,892	414,530
Ingevity Corp.(a)*	6,446	392,239
Innophos Holdings, Inc.(a)(b)	29,037	1,567,127
Koppers Holdings, Inc.†*	15,752	667,097
Kraton Corp.†(a)*	37,532	1,160,489
Kronos Worldwide, Inc.	696	11,435
Louisiana-Pacific Corp.†(a)*	94,493	2,345,316
LyondellBasell Industries NV, Class A (Netherlands)†	38,550	3,515,374
Minerals Technologies, Inc.†	11,696	895,914
Monsanto Co.†(b)	9,538	1,079,702
Neenah Paper, Inc.(a)	2,408	179,878
Owens-Illinois, Inc.†*	23,128	471,349
PPG Industries, Inc.†	15,737	1,653,644
Schweitzer-Mauduit International, Inc.(b)	20,117	833,246
Sealed Air Corp.(a)	14,352	625,460
Silgan Holdings, Inc.(a)	32,077	1,904,091
Sonoco Products Co.(a)	9,334	493,955
Stepan Co.(a)	978	77,076
Summit Materials, Inc., Class A(a)(b)*	93,007	2,298,203
Trinseo SA (Luxembourg)†	29,445	1,975,760

		44,303,878

Media — 5.5%
AMC Networks, Inc., Class A†(a)*	14,070	825,628
CBS Corp., Class B, non-voting shares†(a)	85,870	5,955,943
Comcast Corp., Class A†	49,437	1,858,337
Discovery Communications, Inc., Class A(a)*	145,106	4,221,134
DISH Network Corp., Class A(a)*	20,313	1,289,672
Gray Television, Inc.(a)*	59,731	866,100
Interpublic Group of Cos., Inc. (The)†(a)	119,851	2,944,739
MSG Networks, Inc., Class A†(a)*	74,698	1,744,198
News Corp., Class A(a)(b)	146,345	1,902,485

The accompanying notes are an integral part of the financial statements.

41

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Omnicom Group, Inc.(a)	58,238	$5,020,698
Scholastic Corp.(a)	8,058	343,029
Scripps Networks Interactive, Inc., Class A(a)	33,637	2,636,132
Sinclair Broadcast Group, Inc., Class A(a)	78,101	3,163,090
TEGNA, Inc.†(b)	120,929	3,098,201
Time Warner, Inc.†	46,910	4,583,576
Twenty-First Century Fox, Inc., Class A†(a)	160,659	5,203,745
Viacom, Inc., Class B†(b)	101,430	4,728,667
Walt Disney Co. (The)(b)	12,387	1,404,562

		51,789,936

Pharmaceuticals, Biotechnology & Life Sciences — 12.1%
AbbVie, Inc.†	79,496	5,179,959
Acorda Therapeutics, Inc.(a)*	7,543	158,403
Agilent Technologies, Inc.†(b)	20,893	1,104,613
Alkermes PLC (Ireland)(a)*	4,724	276,354
AMAG Pharmaceuticals, Inc.†(a)*	121,918	2,749,251
Amgen, Inc.†(b)	62,703	10,287,681
Biogen, Inc.†*	41,339	11,302,909
Bioverativ, Inc.†*	15,288	832,585
Bruker Corp.(a)	3,648	85,108
Celgene Corp.†*	27,849	3,465,251
Charles River Laboratories International, Inc.(a)*	21,123	1,900,014
Coherus Biosciences, Inc.(a)*	5,663	119,772
Cytokinetics, Inc.(a)*	4,601	59,123
Eagle Pharmaceuticals, Inc.(a)*	24,912	2,066,201
Eli Lilly & Co.†	72,321	6,082,919
Emergent BioSolutions, Inc.†*	40,275	1,169,586
Endo International PLC (Ireland)(a)*	38,534	430,039
Exelixis, Inc.†(a)(b)*	204,217	4,425,382
Gilead Sciences, Inc.†	179,153	12,168,072
Heska Corp.*	1,726	181,195
Horizon Pharma PLC (Ireland)(a)*	6,240	92,227
Incyte Corp., Ltd.†*	3,820	510,619
Insys Therapeutics, Inc.(a)*	64,994	683,087
Ionis Pharmaceuticals, Inc.(a)*	65,201	2,621,080
Ironwood Pharmaceuticals, Inc.(a)*	44,787	764,066
Jazz Pharmaceuticals PLC (Ireland)†*	653	94,770
Johnson & Johnson†	38,995	4,856,827

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Lannett Co., Inc.(a)*	123,885	$2,768,830
Ligand Pharmaceuticals, Inc.(a)*	20,855	2,207,293
Merck & Co., Inc.†(b)	125,014	7,943,390
MiMedx Group, Inc.(a)*	7,499	71,465
Mylan NV (Netherlands)*	94,469	3,683,346
Myriad Genetics, Inc.†(a)*	57,882	1,111,334
PerkinElmer, Inc.†	30,298	1,759,102
Pfizer, Inc.†	141,727	4,848,481
Phibro Animal Health Corp., Class A	2,763	77,640
PRA Health Sciences, Inc.†*	19,686	1,284,118
Prestige Brands Holdings, Inc.†(a)*	18,965	1,053,695
Progenics Pharmaceuticals, Inc.(a)*	147,546	1,392,834
QIAGEN NV (Netherlands)	1,884	54,579
Quintiles IMS Holdings, Inc.†*	21,627	1,741,622
Repligen Corp.(a)*	10,694	376,429
Seattle Genetics, Inc.(a)*	14,655	921,213
Sucampo Pharmaceuticals, Inc., Class A(a)*	22,345	245,795
Supernus Pharmaceuticals, Inc.(a)*	7,892	247,020
United Therapeutics Corp.†(a)*	26,934	3,646,325
Vanda Pharmaceuticals, Inc.(a)*	29,359	411,026
Waters Corp.†*	7,045	1,101,204
Xencor, Inc.†*	48,809	1,167,511
Zoetis, Inc.†	10,202	544,481

		112,325,826

Retailing — 6.5%
1-800-Flowers.com, Inc., Class A*	2,221	22,654
Aaron’s, Inc.†(a)	61,572	1,831,151
Abercrombie & Fitch Co., Class A(a)	110,608	1,319,553
Asbury Automotive Group, Inc.(a)(b)*	10,477	629,668
Ascena Retail Group, Inc.†*	87,483	372,678
AutoNation, Inc.(a)*	75,243	3,182,027
AutoZone, Inc.†*	3,974	2,873,401
Bed Bath & Beyond, Inc.(a)	90,013	3,551,913
Best Buy Co., Inc.†(a)	27,051	1,329,557
Buckle, Inc. (The)(a)	48,218	896,855
Camping World Holdings, Inc., Class A(a)	6,162	198,663
Dillard’s, Inc., Class A(a)	19,035	994,388
Dollar General Corp.†(a)	31,510	2,197,192
Dollar Tree, Inc.(b)*	19,127	1,500,704
Foot Locker, Inc.(a)	24,818	1,856,635

The accompanying notes are an integral part of the financial statements.

42

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Gap, Inc. (The)(a)	156,120	$3,792,155
Genuine Parts Co.†(a)	34,728	3,209,215
HSN, Inc.†(a)	52,960	1,964,816
Kohl’s Corp.(a)	8,906	354,548
L Brands, Inc.(a)(b)	54,692	2,575,993
Macy’s, Inc.†	9,514	281,995
Nordstrom, Inc.(a)	12,679	590,461
Nutrisystem, Inc.(a)(b)	42,326	2,349,093
Office Depot, Inc.†(a)(b)	436,026	2,034,061
Pool Corp.†	2,227	265,748
Priceline Group, Inc. (The)†*	1,367	2,433,219
Ross Stores, Inc.†	40,750	2,684,202
Signet Jewelers, Ltd. (Bermuda)(a)	416	28,816
Staples, Inc.†(b)	178,353	1,564,156
Tailored Brands, Inc.(a)	9,490	141,781
Target Corp.†(a)	92,142	5,085,317
Tiffany & Co.(a)	9,859	939,563
TJX Cos., Inc. (The)†(b)	69,720	5,513,458
Tractor Supply Co.†(b)	23,945	1,651,487

		60,217,123

Semiconductors & Semiconductor Equipment — 7.0%
Amkor Technology, Inc.(a)*	133,597	1,548,389
Analog Devices, Inc.†	73,410	6,015,951
Applied Materials, Inc.†(b)	176,877	6,880,515
Cabot Microelectronics Corp.(a)	4,189	320,919
Cirrus Logic, Inc.(a)(b)*	70,108	4,254,855
Diodes, Inc.(a)*	5,603	134,752
Exar Corp.(a)*	6,690	87,037
Intel Corp.†(b)	263,724	9,512,525
KLA-Tencor Corp.†	29,165	2,772,717
Lam Research Corp.†	37,729	4,842,894
Marvell Technology Group Ltd. (Bermuda)	2,293	34,991
MaxLinear, Inc.†*	66,066	1,853,151
Microchip Technology, Inc.(a)	14,704	1,084,861
MKS Instruments, Inc.†(a)	46,000	3,162,500
Photronics, Inc.†(a)*	36,155	386,858
QUALCOMM, Inc.†	154,144	8,838,617
Skyworks Solutions, Inc.(a)(b)	49,657	4,865,393
Texas Instruments, Inc.†	66,274	5,339,033
Xilinx, Inc.†(a)(b)	50,625	2,930,681

		64,866,639

Software & Services — 9.7%
Accenture PLC, Class A (Ireland)†	22,041	2,642,275

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Akamai Technologies, Inc.†(a)(b)*	39,589	$2,363,463
ANSYS, Inc.(a)*	6,686	714,533
Aspen Technology, Inc.†(a)*	41,687	2,456,198
Bankrate, Inc.†*	7,797	75,241
Booz Allen Hamilton Holding Corp.†	7,137	252,578
CA, Inc.†	213,007	6,756,582
CDK Global, Inc.(b)	57,309	3,725,658
Citrix Systems, Inc.†*	46,867	3,908,239
Conduent, Inc.*	113,252	1,900,369
Convergys Corp.(a)	13,878	293,520
CSG Systems International, Inc.(a)	16,521	624,659
CSRA, Inc.†(a)	72,311	2,117,989
DST Systems, Inc.†	8,714	1,067,465
eBay, Inc.†*	118,706	3,984,960
Fidelity National Information Services, Inc.†(b)	39,565	3,150,165
GTT Communications, Inc.(a)*	2,820	68,667
IAC/InterActiveCorp.†(a)*	34,982	2,578,873
International Business Machines Corp.†	16,664	2,901,869
j2 Global, Inc.(a)	51,918	4,356,439
LogMeIn, Inc.†	7,139	696,052
Manhattan Associates, Inc.†*	32,778	1,706,095
MicroStrategy, Inc., Class A†(a)*	7,925	1,488,315
NIC, Inc.†(a)	67,312	1,359,702
Open Text Corp. (Canada)†	24,351	828,178
Oracle Corp.†	12,215	544,911
Paychex, Inc.(a)	47,827	2,817,010
Perficient, Inc.*	213	3,698
Progress Software Corp.(a)	19,171	556,918
QAD, Inc., Class A	79	2,200
Science Applications International Corp.†(a)	39,911	2,969,378
Stamps.com, Inc.(a)*	37,320	4,416,822
Symantec Corp.(a)(b)	155,887	4,782,613
Synchronoss Technologies, Inc.(a)*	40,676	992,494
Synopsys, Inc.†*	23,430	1,690,006
Teradata Corp.(a)*	67,171	2,090,362
Trade Desk, Inc. (The), Class A(a)*	57,152	2,128,912
VASCO Data Security International, Inc.*	38,018	513,243
VeriSign, Inc.(a)*	21,264	1,852,307
VMware, Inc., Class A(a)*	38,100	3,510,534
Web.com Group, Inc.*	1,710	33,003

The accompanying notes are an integral part of the financial statements.

43

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
WebMD Health Corp.†(a)*	103,325	$5,443,161
Western Union Co. (The)(a)	169,926	3,457,994
WEX, Inc.(a)*	6,732	696,762

		90,520,412

Technology Hardware & Equipment — 9.8%
Amphenol Corp., Class A(a)	6,038	429,724
Anixter International, Inc.†(a)(b)*	23,880	1,893,684
Apple, Inc.†(b)	54,115	7,774,161
AVX Corp.†(a)	45,620	747,256
Benchmark Electronics, Inc.†*	67,203	2,137,055
CDW Corp.†	2,747	158,529
Cisco Systems, Inc.†(a)	280,461	9,479,582
CommScope Holding Co., Inc.†*	45,975	1,917,617
Corning, Inc.†(b)	253,351	6,840,477
F5 Networks, Inc.†(a)*	16,345	2,330,307
FLIR Systems, Inc.	58,843	2,134,824
Harris Corp.†	5,747	639,469
Hewlett Packard Enterprise Co.†	194,692	4,614,200
HP, Inc.†	285,515	5,105,008
Insight Enterprises, Inc.*	2,722	111,847
InterDigital, Inc.†(a)(b)	69,329	5,983,093
Juniper Networks, Inc.†(a)	213,264	5,935,137
Keysight Technologies, Inc.†*	61,228	2,212,780
Motorola Solutions, Inc.†(a)	59,021	5,088,791
NCR Corp.†(a)(b)*	104,300	4,764,424
NetApp, Inc.(b)	64,771	2,710,666
NETGEAR, Inc.(a)(b)*	8,118	402,247
Plantronics, Inc.†	22,756	1,231,327
Plexus Corp.(a)*	10,601	612,738
Seagate Technology PLC (Ireland)(a)	91,169	4,187,392
TE Connectivity Ltd. (Switzerland)†	24,628	1,836,017
TTM Technologies, Inc.(a)*	19,722	318,116
Vishay Intertechnology, Inc.(a)	107,786	1,773,080
Western Digital Corp.†	45,147	3,725,982
Xerox Corp.(a)(b)	251,294	1,844,498
Zebra Technologies Corp., Class A†(a)*	24,256	2,213,360

		91,153,388

Telecommunication Services — 1.3%
AT&T, Inc.†(a)	15,065	625,951
Frontier Communications Corp.(a)	897,105	1,919,805
Intelsat SA (Luxembourg)*	681	2,826

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Level 3 Communications, Inc.†(a)*	63,512	$3,634,157
Rogers Communications, Inc., Class B (Canada)	10,339	457,191
Sprint Corp.(a)*	13,362	115,982
Verizon Communications, Inc.†	118,042	5,754,548
Vonage Holdings Corp.†*	23,013	145,442

		12,655,902

Transportation — 5.7%
Alaska Air Group, Inc.(a)(b)	26,197	2,415,887
Canadian Pacific Railway Ltd. (Canada)(b)	2,333	342,764
CH Robinson Worldwide, Inc.†(a)	25,517	1,972,209
CSX Corp.†	28,617	1,332,121
Delta Air Lines, Inc.†(b)	219,817	10,102,789
Expeditors International of Washington, Inc.†	36,169	2,043,187
Forward Air Corp.(a)	3,632	172,774
Hawaiian Holdings, Inc.(a)(b)*	42,461	1,972,313
Heartland Express, Inc.(a)	46,600	934,330
Norfolk Southern Corp.†(b)	34,535	3,866,884
Old Dominion Freight Line, Inc.†(a)	16,372	1,400,952
Ryder System, Inc.†(b)	48,012	3,622,025
Saia, Inc.*	9,076	402,067
Southwest Airlines Co.†	29,031	1,560,707
Swift Transportation Co.†(a)*	175,150	3,597,581
Union Pacific Corp.†(b)	51,351	5,439,098
United Continental Holdings, Inc.†*	81,093	5,728,410
XPO Logistics, Inc.†(a)*	129,316	6,192,943

		53,099,041

TOTAL COMMON STOCKS (Cost $999,308,200)		1,119,617,847

	Par Value

CORPORATE BONDS AND NOTES — 0.0%
Capital Goods — 0.0%
Mueller Industries, Inc.
6.00%, 03/01/2027	$26,785	26,584

TOTAL CORPORATE BONDS AND NOTES (Cost $26,785)		26,584

TOTAL LONG POSITIONS - 120.2%		1,119,644,431

(Cost $999,334,985)

The accompanying notes are an integral part of the financial statements.

44

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
SHORT POSITIONS — (60.2)%
COMMON STOCKS — (60.2)%
Automobiles & Components — (1.3)%
Adient PLC (Ireland)	(31,432)	$(2,284,163)
Cooper Tire & Rubber Co.	(33,842)	(1,500,893)
Fox Factory Holding Corp.*	(31,892)	(915,300)
Gentherm, Inc.*	(11,850)	(465,112)
Metaldyne Performance Group, Inc.	(10,967)	(250,596)
Modine Manufacturing Co.*	(10,505)	(128,161)
Tesla, Inc.*	(22,885)	(6,368,896)

		(11,913,121)

Capital Goods — (6.0)%
AAON, Inc.	(7,614)	(269,155)
AAR Corp.	(27,340)	(919,444)
Actuant Corp., Class A	(19,802)	(521,783)
AECOM*	(45,426)	(1,616,711)
Aerovironment, Inc.*	(37,987)	(1,064,776)
Altra Industrial Motion Corp.	(5,011)	(195,178)
American Railcar Industries, Inc.	(2,378)	(97,736)
Armstrong Flooring, Inc.*	(1,133)	(20,870)
Axon Enterprise, Inc.*	(57,683)	(1,314,596)
Beacon Roofing Supply, Inc.*	(7,645)	(375,828)
Briggs & Stratton Corp.	(38,144)	(856,333)
Chicago Bridge & Iron Co. NV (Netherlands)	(65,730)	(2,021,198)
CIRCOR International, Inc.	(3,855)	(229,141)
Cubic Corp.	(6,219)	(328,363)
Douglas Dynamics, Inc.	(14,397)	(441,268)
Dycom Industries, Inc.*	(10,279)	(955,433)
Encore Wire Corp.	(9,855)	(453,330)
Energy Recovery, Inc.*	(23,723)	(197,375)
EnPro Industries, Inc.	(5,479)	(389,886)
ESCO Technologies, Inc.	(825)	(47,933)
Federal Signal Corp.	(45,838)	(633,023)
GMS, Inc.*	(7,792)	(273,032)
Granite Construction, Inc.	(17,145)	(860,508)
HEICO Corp.	(1,598)	(139,346)
Herc Holdings, Inc.*	(60,635)	(2,964,445)
Hyster-Yale Materials Handling, Inc.	(11,675)	(658,353)
Insteel Industries, Inc.	(23,697)	(856,410)
John Bean Technologies Corp.	(16,557)	(1,456,188)
KBR, Inc.	(111,421)	(1,674,658)
Kennametal, Inc.	(83,111)	(3,260,445)
KLX, Inc.*	(25,729)	(1,150,086)
Kratos Defense & Security Solutions, Inc.*	(28,060)	(218,307)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Lydall, Inc.*	(6,598)	$(353,653)
Manitowoc Co., Inc. (The)*	(445,147)	(2,537,338)
Masonite International Corp. (Canada)*	(14,053)	(1,113,700)
Mercury Systems, Inc.*	(61,524)	(2,402,512)
Milacron Holdings Corp.*	(8,600)	(160,046)
Mueller Water Products, Inc., Class A	(10,114)	(119,547)
MYR Group, Inc.*	(858)	(35,178)
Navistar International Corp.*	(36,350)	(894,937)
NCI Building Systems, Inc.*	(8,612)	(147,696)
Nexeo Solutions, Inc.*	(172)	(1,524)
NOW, Inc.*	(14,687)	(249,092)
PGT Innovations, Inc.*	(11,543)	(124,087)
Primoris Services Corp.	(18,205)	(422,720)
Proto Labs, Inc.*	(8,333)	(425,816)
Raven Industries, Inc.	(3,590)	(104,290)
RBC Bearings, Inc.*	(4,120)	(400,011)
Roper Technologies, Inc.	(10,957)	(2,262,511)
Sensata Technologies Holding NV (Netherlands)*	(4,610)	(201,319)
SiteOne Landscape Supply, Inc.*	(34,963)	(1,692,559)
SPX FLOW, Inc.*	(18,919)	(656,678)
Standex International Corp.	(2,397)	(240,060)
Sun Hydraulics Corp.	(1,262)	(45,571)
Sunrun, Inc.*	(349,294)	(1,886,188)
Tennant Co.	(8,656)	(628,858)
Textainer Group Holdings Ltd. (Bermuda)	(16,337)	(249,956)
Thermon Group Holdings, Inc.*	(11,976)	(249,580)
Titan International, Inc.	(4,301)	(44,472)
Toro Co. (The)	(2,048)	(127,918)
Trinity Industries, Inc.	(92,555)	(2,457,335)
Triumph Group, Inc.	(52,497)	(1,351,798)
Universal Forest Products, Inc.	(16,269)	(1,603,147)
Vicor Corp.*	(96)	(1,546)
WABCO Holdings, Inc.*	(1,865)	(218,988)
Wabtec Corp.	(67,111)	(5,234,658)
Welbilt, Inc.*	(3,242)	(63,640)
Wesco Aircraft Holdings, Inc.*	(29,282)	(333,815)
Woodward, Inc.	(9,549)	(648,568)

		(56,152,450)

Commercial & Professional Services — (2.7)%
Advisory Board Co. (The)*	(146,235)	(6,843,798)
CEB, Inc.	(28,459)	(2,236,877)

The accompanying notes are an integral part of the financial statements.

45

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Clean Harbors, Inc.*	(86,724)	$(4,823,589)
Covanta Holding Corp.	(95,447)	(1,498,518)
Equifax, Inc.	(8,949)	(1,223,686)
Healthcare Services Group, Inc.	(40,291)	(1,736,139)
Herman Miller, Inc.	(13,308)	(419,867)
IHS Markit Ltd. (Bermuda)*	(18,379)	(770,999)
InnerWorkings, Inc.*	(7,176)	(71,473)
Insperity, Inc.	(4,886)	(433,144)
Korn/Ferry International	(40,314)	(1,269,488)
Mistras Group, Inc.*	(386)	(8,253)
Multi-Color Corp.	(16,317)	(1,158,507)
Rollins, Inc.	(3,062)	(113,692)
TransUnion*	(13,370)	(512,740)
US Ecology, Inc.	(2,553)	(119,608)
WageWorks, Inc.*	(30,134)	(2,178,688)

		(25,419,066)

Consumer Durables & Apparel — (1.2)%
Columbia Sportswear Co.	(4,788)	(281,295)
Ethan Allen Interiors, Inc.	(5,837)	(178,904)
G-III Apparel Group Ltd.*	(109,003)	(2,386,076)
Gildan Activewear, Inc. (Canada)	(25,531)	(690,358)
Helen Of Troy Ltd. (Bermuda)*	(13,284)	(1,251,353)
Lululemon Athletica, Inc.*	(28,319)	(1,468,907)
Mohawk Industries, Inc.*	(416)	(95,468)
Nautilus, Inc.*	(23,267)	(424,623)
NIKE, Inc., Class B	(11,388)	(634,653)
Oxford Industries, Inc.	(8,659)	(495,814)
Polaris Industries, Inc.	(18,710)	(1,567,898)
PVH Corp.	(11,839)	(1,224,981)
Steven Madden Ltd.*	(9,936)	(383,033)
Vista Outdoor, Inc.*	(12,638)	(260,216)

		(11,343,579)

Consumer Services — (4.2)%
BJ’s Restaurants, Inc.*	(32,275)	(1,303,910)
Bloomin’ Brands, Inc.	(111,416)	(2,198,238)
Boyd Gaming Corp.*	(165,974)	(3,653,088)
Bright Horizons Family Solutions, Inc.*	(13,528)	(980,645)
Career Education Corp.*	(5,475)	(47,632)
Carrols Restaurant Group, Inc.*	(18,624)	(263,530)
Chegg, Inc.*	(38,977)	(328,966)
Chipotle Mexican Grill, Inc.*	(17,302)	(7,708,387)
Chuy’s Holdings, Inc.*	(13,351)	(397,860)
ClubCorp Holdings, Inc.	(35,601)	(571,396)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Dave & Buster’s Entertainment, Inc.*	(76,055)	$(4,646,200)
Del Taco Restaurants, Inc.*	(1,631)	(21,627)
Fiesta Restaurant Group, Inc.*	(38,201)	(924,464)
Hyatt Hotels Corp., Class A*	(91,870)	(4,959,143)
K12, Inc.*	(5,716)	(109,461)
Marcus Corp. (The)	(1,182)	(37,942)
MGM Resorts International	(21,163)	(579,866)
Panera Bread Co., Class A*	(1,232)	(322,624)
Red Robin Gourmet Burgers, Inc.*	(38,607)	(2,256,579)
Red Rock Resorts, Inc., Class A	(10,765)	(238,768)
ServiceMaster Global Holdings, Inc.*	(6,245)	(260,729)
Shake Shack, Inc., Class A*	(151,341)	(5,054,789)
Texas Roadhouse, Inc.	(28,515)	(1,269,773)
Wynn Resorts Ltd.	(6,666)	(763,990)

		(38,899,607)

Energy — (2.5)%
Basic Energy Services, Inc.*	(9,085)	(303,076)
Bristow Group, Inc.	(11,920)	(181,303)
C&J Energy Services, Inc.*	(14,735)	(501,727)
Cenovus Energy, Inc. (Canada)	(149,981)	(1,694,785)
Cheniere Energy, Inc.*	(21,480)	(1,015,360)
Frank’s International NV (Netherlands)	(52,086)	(550,549)
Green Plains, Inc.	(4,689)	(116,053)
Helix Energy Solutions Group, Inc.*	(222,459)	(1,728,506)
Newpark Resources, Inc.*	(24,522)	(198,628)
Noble Corp. PLC (United Kingdom)	(40,842)	(252,812)
Occidental Petroleum Corp.	(110,589)	(7,006,919)
Par Pacific Holdings, Inc.*	(22,712)	(374,521)
Pembina Pipeline Corp. (Canada)	(6,903)	(218,894)
Precision Drilling Corp. (Canada)*	(409,117)	(1,931,032)
SEACOR Holdings, Inc.*	(21,159)	(1,463,991)
SemGroup Corp., Class A	(10,209)	(367,524)
Superior Energy Services, Inc.*	(191,316)	(2,728,166)
US Silica Holdings, Inc.	(8,515)	(408,635)
World Fuel Services Corp.	(54,339)	(1,969,789)

		(23,012,270)

Food & Staples Retailing — (1.0)%
Casey’s General Stores, Inc.	(21,717)	(2,437,733)
Performance Food Group Co.*	(103,310)	(2,458,778)
PriceSmart, Inc.	(5,553)	(511,987)
Rite Aid Corp.*	(593,958)	(2,524,322)
Smart & Final Stores, Inc.*	(76,094)	(920,737)
Sprouts Farmers Market, Inc.*	(6,001)	(138,743)

The accompanying notes are an integral part of the financial statements.

46

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
United Natural Foods, Inc.*	(9,942)	$(429,793)
Weis Markets, Inc.	(980)	(58,457)

		(9,480,550)

Food, Beverage & Tobacco — (2.3)%
B&G Foods, Inc.	(51,532)	(2,074,163)
Blue Buffalo Pet Products, Inc.*	(91,875)	(2,113,125)
Calavo Growers, Inc.	(10,567)	(640,360)
Coca-Cola Bottling Co. Consolidated	(8,574)	(1,766,416)
Cott Corp. (Canada)	(26,618)	(328,999)
Darling Ingredients, Inc.*	(114,330)	(1,660,072)
Farmer Brothers Co.*	(1,183)	(41,819)
Kraft Heinz Co. (The)	(5,083)	(461,587)
Lamb Weston Holdings, Inc.	(13,441)	(565,328)
Mead Johnson Nutrition Co.	(28,981)	(2,581,627)
MGP Ingredients, Inc.	(22,586)	(1,224,839)
National Beverage Corp.	(449)	(37,954)
Post Holdings, Inc.*	(42,375)	(3,708,660)
SunOpta, Inc. (Canada)*	(22,940)	(159,433)
Tootsie Roll Industries, Inc.	(6,519)	(243,488)
Vector Group Ltd.	(54,343)	(1,130,334)
WhiteWave Foods Co. (The)*	(47,590)	(2,672,178)

		(21,410,382)

Health Care Equipment & Services — (5.4)%
ABIOMED, Inc.*	(2,254)	(282,201)
Amedisys, Inc.*	(16,207)	(828,016)
athenahealth, Inc.*	(4,518)	(509,133)
AtriCure, Inc.*	(27,810)	(532,562)
BioTelemetry, Inc.*	(602)	(17,428)
Capital Senior Living Corp.*	(30,183)	(424,373)
Cardiovascular Systems, Inc.*	(41,255)	(1,166,485)
Cerus Corp.*	(192,995)	(858,828)
Cross Country Healthcare, Inc.*	(4,550)	(65,338)
DexCom, Inc.*	(66,604)	(5,643,357)
Diplomat Pharmacy, Inc.*	(184,503)	(2,942,823)
Endologix, Inc.*	(339,351)	(2,456,901)
Ensign Group, Inc. (The)	(77,977)	(1,465,968)
Envision Healthcare Corp.*	(108,834)	(6,673,701)
Evolent Health, Inc., Class A*	(77,193)	(1,721,404)
GenMark Diagnostics, Inc.*	(21,333)	(273,489)
HealthStream, Inc.*	(205)	(4,967)
Insulet Corp.*	(47,055)	(2,027,600)
iRhythm Technologies, Inc.*	(5,813)	(218,569)
K2M Group Holdings, Inc.*	(73,468)	(1,506,829)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
LHC Group, Inc.*	(878)	$(47,324)
Neogen Corp.*	(3,602)	(236,111)
Nevro Corp.*	(17,416)	(1,631,879)
Novocure Ltd. (Jersey)*	(42,801)	(346,688)
NxStage Medical, Inc.*	(18,702)	(501,775)
Omnicell, Inc.*	(9,572)	(389,102)
OraSure Technologies, Inc.*	(25,899)	(334,874)
Patterson Cos., Inc.	(69,163)	(3,128,242)
Penumbra, Inc.*	(33,990)	(2,836,466)
PharMerica Corp.*	(41,594)	(973,300)
Quidel Corp.*	(10,839)	(245,395)
Spectranetics Corp. (The)*	(85,219)	(2,482,003)
Surgery Partners, Inc.*	(10,377)	(202,352)
Teladoc, Inc.*	(8,684)	(217,100)
Tenet Healthcare Corp.*	(171,956)	(3,045,341)
Universal Health Services, Inc., Class B	(27,108)	(3,373,591)
VCA, Inc.*	(1,487)	(136,060)
Wright Medical Group NV (Netherlands)*	(13,678)	(425,659)

		(50,173,234)

Household & Personal Products — (0.3)%
Clorox Co. (The)	(3,845)	(518,421)
Coty, Inc., Class A	(15,848)	(287,324)
Energizer Holdings, Inc.	(11,316)	(630,867)
Revlon, Inc., Class A*	(7,910)	(220,294)
WD-40 Co.	(11,104)	(1,209,781)

		(2,866,687)

Materials — (5.5)%
Balchem Corp.	(27,100)	(2,233,582)
Ball Corp.	(6,067)	(450,535)
Calgon Carbon Corp.	(5,635)	(82,271)
Celanese Corp., Class A	(54,382)	(4,886,223)
CF Industries Holdings, Inc.	(220,850)	(6,481,948)
Clearwater Paper Corp.*	(2,766)	(154,896)
Crown Holdings, Inc.*	(78,130)	(4,136,984)
Eastman Chemical Co.	(100,568)	(8,125,894)
Ecolab, Inc.	(2,123)	(266,097)
Flotek Industries, Inc.*	(145,231)	(1,857,504)
Headwaters, Inc.*	(96,933)	(2,275,987)
Innospec, Inc.	(8,942)	(578,994)
International Paper Co.	(81,352)	(4,131,055)
Methanex Corp. (Canada)	(17,037)	(799,035)

The accompanying notes are an integral part of the financial statements.

47

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Multi Packaging Solutions International Ltd. (Bermuda)*	(7,604)	$(136,492)
NewMarket Corp.	(63)	(28,553)
PH Glatfelter Co.	(26,763)	(581,828)
Potash Corp. of Saskatchewan, Inc. (Canada)	(195,574)	(3,340,404)
Tredegar Corp.	(19)	(333)
Tronox Ltd., Class A (Australia)	(77,548)	(1,430,761)
US Concrete, Inc.*	(22,337)	(1,441,853)
Valspar Corp. (The)	(17,103)	(1,897,407)
Westlake Chemical Corp.	(24,591)	(1,624,236)
WR Grace & Co.	(57,541)	(4,011,183)

		(50,954,055)

Media — (1.2)%
AMC Entertainment Holdings, Inc., Class A	(85,527)	(2,689,824)
Entravision Communications Corp., Class A	(6,565)	(40,703)
EW Scripps Co. (The), Class A*	(92,579)	(2,170,052)
Gannett Co., Inc.	(85,845)	(719,381)
John Wiley & Sons, Inc., Class A	(31,151)	(1,675,924)
Live Nation Entertainment, Inc.*	(57,888)	(1,758,059)
MDC Partners, Inc., Class A (Canada)	(1,675)	(15,745)
National CineMedia, Inc.	(44,265)	(559,067)
New Media Investment Group, Inc.	(22,690)	(322,425)
Shaw Communications, Inc., Class B (Canada)	(24,481)	(507,246)
World Wrestling Entertainment, Inc., Class A	(41,523)	(922,641)

		(11,381,067)

Pharmaceuticals, Biotechnology & Life Sciences — (4.1)%
Accelerate Diagnostics, Inc.*	(73,589)	(1,780,854)
Acceleron Pharma, Inc.*	(5,473)	(144,870)
Achaogen, Inc.*	(47,442)	(1,196,962)
Achillion Pharmaceuticals, Inc.*	(124,632)	(524,701)
Aclaris Therapeutics, Inc.*	(10,345)	(308,488)
Aduro Biotech, Inc.*	(7,082)	(76,132)
Agios Pharmaceuticals, Inc.*	(16,596)	(969,206)
Albany Molecular Research, Inc.*	(42,517)	(596,513)
Alder Biopharmaceuticals, Inc.*	(125,337)	(2,607,010)
Amicus Therapeutics, Inc.*	(64,934)	(462,979)
Ardelyx, Inc.*	(228)	(2,884)
Atara Biotherapeutics, Inc.*	(2,851)	(58,588)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Dermira, Inc.*	(42,753)	$(1,458,305)
Epizyme, Inc.*	(17,807)	(305,390)
Five Prime Therapeutics, Inc.*	(20,412)	(737,894)
Heron Therapeutics, Inc.*	(139,422)	(2,091,330)
Illumina, Inc.*	(51,063)	(8,713,390)
Impax Laboratories, Inc.*	(8,855)	(112,016)
Insmed, Inc.*	(74,207)	(1,299,365)
Intra-Cellular Therapies, Inc.*	(92,225)	(1,498,656)
Karyopharm Therapeutics, Inc.*	(138)	(1,772)
Keryx Biopharmaceuticals, Inc.*	(27,466)	(169,191)
La Jolla Pharmaceutical Co.*	(1,535)	(45,820)
Lexicon Pharmaceuticals, Inc.*	(525)	(7,528)
Luminex Corp.	(10,580)	(194,355)
Medicines Co. (The)*	(45,280)	(2,214,192)
Momenta Pharmaceuticals, Inc.*	(13,671)	(182,508)
Nektar Therapeutics*	(113,801)	(2,670,909)
NeoGenomics, Inc.*	(74,050)	(584,254)
Pacific Biosciences of California, Inc.*	(49,522)	(256,029)
PAREXEL International Corp.*	(40,045)	(2,527,240)
Prothena Corp. PLC (Ireland)*	(4,973)	(277,444)
Puma Biotechnology, Inc.*	(4,667)	(173,612)
Radius Health, Inc.*	(10,170)	(393,070)
Revance Therapeutics, Inc.*	(19,486)	(405,309)
Synergy Pharmaceuticals, Inc.*	(1,704)	(7,941)
TherapeuticsMD, Inc.*	(182,654)	(1,315,109)
Theravance Biopharma, Inc. (Cayman Islands)*	(45,986)	(1,693,205)
WaVe Life Sciences Ltd. (Singapore)*	(1,549)	(42,598)

		(38,107,619)

Retailing — (3.7)%
At Home Group, Inc.*	(2,298)	(34,838)
Barnes & Noble, Inc.	(71,032)	(657,046)
Caleres, Inc.	(6,609)	(174,610)
CarMax, Inc.*	(24,742)	(1,465,221)
Cato Corp. (The), Class A	(19,100)	(419,436)
Core-Mark Holding Co., Inc.	(66,972)	(2,088,857)
CST Brands, Inc.	(49,571)	(2,383,869)
Finish Line, Inc. (The), Class A	(221,529)	(3,152,358)
Five Below, Inc.*	(43,581)	(1,887,493)
Fred’s, Inc., Class A	(110,723)	(1,450,471)
Genesco, Inc.*	(44,652)	(2,475,953)
Groupon, Inc.*	(281,865)	(1,107,729)

The accompanying notes are an integral part of the financial statements.

48

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Guess?, Inc.	(239,062)	$(2,665,541)
Lithia Motors, Inc., Class A	(20,838)	(1,784,775)
Lumber Liquidators Holdings, Inc.*	(35,433)	(743,739)
MarineMax, Inc.*	(15,905)	(344,343)
Netflix, Inc.*	(12,661)	(1,871,422)
Ollie’s Bargain Outlet Holdings, Inc.*	(35,156)	(1,177,726)
RH*	(24,263)	(1,122,406)
Sonic Automotive, Inc., Class A	(12,303)	(246,675)
Tile Shop Holdings, Inc.	(40,631)	(782,147)
Wayfair, Inc., Class A*	(148,770)	(6,023,697)
Zumiez, Inc.*	(8,025)	(146,858)

		(34,207,210)

Semiconductors & Semiconductor Equipment — (1.9)%
Cavium, Inc.*	(7,395)	(529,926)
First Solar, Inc.*	(94,362)	(2,557,210)
FormFactor, Inc.*	(67,408)	(798,785)
Impinj, Inc.*	(78,831)	(2,386,214)
Inphi Corp.*	(59,291)	(2,894,587)
Lattice Semiconductor Corp.*	(181,574)	(1,256,492)
Micron Technology, Inc.*	(110,176)	(3,184,086)
PDF Solutions, Inc.*	(3,320)	(75,098)
Synaptics, Inc.*	(24,993)	(1,237,403)
Ultratech, Inc.*	(4,088)	(121,087)
Veeco Instruments, Inc.*	(54,472)	(1,625,989)
Xperi Corp.	(39,907)	(1,354,843)

		(18,021,720)

Software & Services — (8.5)%
2U, Inc.*	(7,288)	(289,042)
ACI Worldwide, Inc.*	(33,875)	(724,586)
Acxiom Corp.*	(65,349)	(1,860,486)
Alliance Data Systems Corp.	(27,076)	(6,741,924)
Autodesk, Inc.*	(40,777)	(3,525,987)
Benefitfocus, Inc.*	(10,464)	(292,469)
Black Knight Financial Services, Inc., Class A*	(26,806)	(1,026,670)
Blackhawk Network Holdings, Inc.*	(94,502)	(3,836,781)
Blackline, Inc.*	(4,894)	(145,645)
Bottomline Technologies de, Inc.*	(6,470)	(153,016)
Box, Inc., Class A*	(42,623)	(695,181)
Callidus Software, Inc.*	(65,389)	(1,396,055)
Cornerstone OnDemand, Inc.*	(22,289)	(866,819)
FireEye, Inc.*	(410,644)	(5,178,221)
Gartner, Inc.*	(45,190)	(4,880,068)
Gogo, Inc.*	(140,318)	(1,543,498)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Hortonworks, Inc.*	(73,666)	$(722,663)
HubSpot, Inc.*	(25,803)	(1,562,372)
Imperva, Inc.*	(54,368)	(2,231,806)
Instructure, Inc.*	(26,701)	(624,803)
Leidos Holdings, Inc.	(3,026)	(154,750)
New Relic, Inc.*	(41,438)	(1,536,107)
Pandora Media, Inc.*	(532,285)	(6,286,286)
Paylocity Holding Corp.*	(19,698)	(760,934)
PayPal Holdings, Inc.*	(59,012)	(2,538,696)
PROS Holdings, Inc.*	(43,733)	(1,057,901)
Rapid7, Inc.*	(15,687)	(234,991)
RingCentral, Inc., Class A*	(24,653)	(697,680)
Sabre Corp.	(54,302)	(1,150,659)
salesforce.com, Inc.*	(9,931)	(819,208)
SecureWorks Corp., Class A*	(9,937)	(94,402)
Silver Spring Networks, Inc.*	(4,391)	(49,574)
Splunk, Inc.*	(45,000)	(2,803,050)
Square, Inc., Class A*	(152,237)	(2,630,655)
Sykes Enterprises, Inc.*	(1,826)	(53,684)
Tableau Software, Inc., Class A*	(57,393)	(2,843,823)
TeleTech Holdings, Inc.	(505)	(14,948)
TrueCar, Inc.*	(32,383)	(500,965)
Twilio, Inc., Class A*	(119,841)	(3,459,810)
Virtusa Corp.*	(24,425)	(738,124)
Workday, Inc., Class A*	(55,022)	(4,582,232)
Workiva, Inc.*	(16,400)	(256,660)
Zendesk, Inc.*	(76,573)	(2,147,107)
Zynga, Inc., Class A*	(2,019,817)	(5,756,478)

		(79,466,816)

Technology Hardware & Equipment — (4.8)%
3D Systems Corp.*	(73,676)	(1,102,193)
Avnet, Inc.	(35,055)	(1,604,117)
CalAmp Corp.*	(33,516)	(562,734)
Celestica, Inc. (Canada)*	(33,905)	(492,640)
Ciena Corp.*	(137,058)	(3,235,939)
Coherent, Inc.*	(4,010)	(824,616)
Cray, Inc.*	(42,088)	(921,727)
Diebold Nixdorf, Inc.	(22,767)	(698,947)
EchoStar Corp., Class A*	(7,161)	(407,819)
ePlus, Inc.*	(2,996)	(404,610)
Fitbit, Inc., Class A*	(36,580)	(216,554)
II-VI, Inc.*	(30,627)	(1,104,103)
Infinera Corp.*	(359,183)	(3,674,442)
InvenSense, Inc.*	(79,411)	(1,002,961)

The accompanying notes are an integral part of the financial statements.

49

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Concluded)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
IPG Photonics Corp.*	(11,665)	$(1,407,966)
Lumentum Holdings, Inc.*	(6,354)	(338,986)
Nimble Storage, Inc.*	(141,577)	(1,769,712)
OSI Systems, Inc.*	(9,086)	(663,187)
Palo Alto Networks, Inc.*	(59,293)	(6,681,135)
Pure Storage, Inc., Class A*	(139,452)	(1,370,813)
Stratasys Ltd. (Israel)*	(14,365)	(294,339)
Super Micro Computer, Inc.*	(23,337)	(591,593)
SYNNEX Corp.	(2,566)	(287,238)
Tech Data Corp.*	(26,101)	(2,450,884)
Trimble, Inc.*	(127,157)	(4,070,296)
Universal Display Corp.	(46,064)	(3,966,110)
VeriFone Systems, Inc.*	(36,480)	(683,270)
ViaSat, Inc.*	(63,373)	(4,044,465)

		(44,873,396)

Telecommunication Services — (0.7)%
ATN International, Inc.	(18,439)	(1,298,474)
Cincinnati Bell, Inc.*	(54,101)	(957,588)
Consolidated Communications Holdings, Inc.	(377)	(8,829)
General Communication, Inc., Class A*	(3,489)	(72,571)
Iridium Communications, Inc.*	(199,579)	(1,925,937)
ORBCOMM, Inc.*	(15,139)	(144,577)
Shenandoah Telecommunications Co.	(36,210)	(1,015,690)
Windstream Holdings, Inc.	(117,014)	(637,726)

		(6,061,392)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (2.9)%
Air Transport Services Group, Inc.*	(25,875)	$(415,294)
Allegiant Travel Co.	(13,244)	(2,122,351)
Atlas Air Worldwide Holdings, Inc.*	(28,610)	(1,586,424)
Echo Global Logistics, Inc.*	(22,937)	(489,705)
Genesee & Wyoming, Inc., Class A*	(76,383)	(5,183,350)
Hub Group, Inc., Class A*	(14,834)	(688,298)
Kansas City Southern	(67,365)	(5,777,222)
SkyWest, Inc.	(47,368)	(1,622,354)
Spirit Airlines, Inc.*	(67,982)	(3,607,805)
Student Transportation, Inc. (Canada)	(2,877)	(16,859)
Werner Enterprises, Inc.	(210,674)	(5,519,659)

		(27,029,321)

TOTAL COMMON STOCK (Proceeds $566,617,022)		(560,773,542)

TOTAL SECURITIES SOLD SHORT - (60.2)%		(560,773,542)

(Proceeds $566,617,022)

OTHER ASSETS IN EXCESS OF LIABILITIES - 40.0%		372,397,102

NET ASSETS - 100.0%		$931,267,991

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
(b)	Security position is either entirely or partially designated as collateral for securities on loan.
*	Non-income producing.

PLC  Public Limited Company

The accompanying notes are an integral part of the financial statements.

50

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments

March 31, 2017

(Unaudited)

LONG POSITIONS — 143.5% COMMON STOCKS — 143.5%	Number of Shares	Value
Automobiles & Components — 2.9%
BorgWarner, Inc.(a)(b)	1,129	$47,181
Delphi Automotive PLC (Jersey)†(b)	1,201	96,668
General Motors Co.†(a)	3,382	119,587
Goodyear Tire & Rubber Co. (The)(a)	1,259	45,324
Harley-Davidson, Inc.(a)	992	60,016

		368,776

Banks — 0.0%
Huntington Bancshares, Inc.	146	1,955
KeyCorp.	191	3,396

		5,351

Capital Goods — 15.2%
3M Co.†	167	31,952
Allegion PLC (Ireland)	420	31,794
AMETEK, Inc.	451	24,390
Arconic, Inc.†	2,214	58,317
Boeing Co. (The)(b)	2,303	407,309
Caterpillar, Inc.	829	76,898
Cummins, Inc.	218	32,962
Emerson Electric Co.†	2,176	130,255
Fluor Corp.	615	32,361
Fortive Corp.	788	47,453
Fortune Brands Home & Security, Inc.	711	43,264
Honeywell International, Inc.†	2,756	344,142
Illinois Tool Works, Inc.†	189	25,037
Ingersoll-Rand PLC (Ireland)†	1,456	118,402
Jacobs Engineering Group, Inc.†	682	37,701
L3 Technologies, Inc.(b)	341	56,364
Masco Corp.†(b)	1,553	52,786
Parker-Hannifin Corp.	100	16,032
Raytheon Co.†	195	29,738
Rockwell Collins, Inc.†	577	56,061
Snap-on, Inc.†	243	40,987
Stanley Black & Decker, Inc.(b)	673	89,421
Textron, Inc.†	1,193	56,775
TransDigm Group, Inc.(a)	79	17,393
WW Grainger, Inc.(a)	289	67,268

		1,925,062

Commercial & Professional Services — 1.4%
Dun & Bradstreet Corp. (The)†	208	22,451
Nielsen Holdings PLC (United Kingdom)	1,580	65,270
Robert Half International, Inc.†	715	34,913
Waste Management, Inc.†	711	51,846

		174,480

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — 4.9%
Coach, Inc.	1,239	$51,208
DR Horton, Inc.	162	5,396
Garmin Ltd. (Switzerland)†	939	47,992
Hanesbrands, Inc.(a)	1,768	36,704
Hasbro, Inc.	550	54,901
Leggett & Platt, Inc.(a)(b)	563	28,330
Mattel, Inc.	1,513	38,748
Michael Kors Holdings Ltd. (British Virgin Islands)*	735	28,011
Newell Brands, Inc.†	2,131	100,519
PulteGroup, Inc.(a)	341	8,031
PVH Corp.†	444	45,941
Ralph Lauren Corp.†(a)(b)	463	37,790
Under Armour, Inc., Class C(a)*	1,935	35,410
VF Corp.(a)	1,825	100,320

		619,301

Consumer Services — 1.5%
McDonald’s Corp.	689	89,301
Royal Caribbean Cruises Ltd. (Liberia)	299	29,335
Wyndham Worldwide Corp.(b)	607	51,164
Yum! Brands, Inc.†	281	17,956

		187,756

Diversified Financials — 1.4%
Berkshire Hathaway Inc., Class B*	89	14,834
BlackRock, Inc.†	3	1,151
CME Group, Inc.†	335	39,798
Moody’s Corp.†	611	68,456
Nasdaq, Inc.†	716	49,726

		173,965

Energy — 5.0%
Apache Corp.(a)	1,633	83,920
Exxon Mobil Corp.	158	12,958
Halliburton Co.	49	2,411
Kinder Morgan, Inc.†	10,108	219,748
Newfield Exploration Co.*	879	32,444
Southwestern Energy Co.(b)*	2,770	22,631
Transocean Ltd. (Switzerland)(a)*	1,677	20,879
Valero Energy Corp.†(b)	2,494	165,327
Williams Cos., Inc. (The)†	2,467	72,998

		633,316

Food & Staples Retailing — 7.1%
CVS Health Corp.†(b)	4,869	382,216

The accompanying notes are an integral part of the financial statements.

51

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Kroger Co. (The)	1,861	$54,881
Walgreens Boots Alliance, Inc.†	1,511	125,489
Wal-Mart Stores, Inc.†	4,644	334,739

		897,325

Food, Beverage & Tobacco — 7.6%
Altria Group, Inc.†	1,666	118,986
Archer-Daniels-Midland Co.†	2,466	113,535
Campbell Soup Co.	1,313	75,156
Conagra Brands, Inc.(b)	2,123	85,642
Dr Pepper Snapple Group, Inc.†	896	87,736
Hershey Co. (The)(b)	953	104,115
Hormel Foods Corp.(a)	2,450	84,844
McCormick & Co., Inc., non-voting shares(a)	553	53,945
Philip Morris International, Inc.†	973	109,852
Tyson Foods, Inc., Class A†	2,030	125,271

		959,082

Health Care Equipment & Services — 15.5%
Abbott Laboratories	48	2,132
Aetna, Inc.†	1,930	246,172
Anthem, Inc.†	1,401	231,697
Baxter International, Inc.†(b)	2,323	120,471
Boston Scientific Corp.*	1,596	39,692
Centene Corp.†*	905	64,490
Cigna Corp.†	1,415	207,283
Danaher Corp.†	1,349	115,380
DaVita, Inc.†*	979	66,543
Express Scripts Holding Co.†(a)*	2,879	189,755
HCA Holdings, Inc.†*	1,588	141,316
Henry Schein, Inc.*	12	2,040
Humana, Inc.†	724	149,245
Laboratory Corp. of America Holdings†*	526	75,465
McKesson Corp.†	300	44,478
Quest Diagnostics, Inc.†	391	38,392
UnitedHealth Group, Inc.†	1,368	224,366

		1,958,917

Household & Personal Products — 1.8%
Church & Dwight Co., Inc.	920	45,880
Kimberly-Clark Corp.†	1,413	185,993
Procter & Gamble Co. (The)	19	1,707

		233,580

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — 3.3%
Aflac, Inc.	114	$8,256
Aon PLC (United Kingdom)(b)	1,156	137,206
Chubb Ltd. (Switzerland)	504	68,670
Marsh & McLennan Cos., Inc.†	2,470	182,508
Progressive Corp. (The)	472	18,493

		415,133

Materials — 11.7%
Air Products & Chemicals, Inc.(b)	937	126,767
Dow Chemical Co. (The)†	3,009	191,192
EI du Pont de Nemours & Co.†	3,228	259,305
Freeport-McMoRan, Inc.†*	6,636	88,657
LyondellBasell Industries NV, Class A (Netherlands)	1,739	158,579
Monsanto Co.†(b)	2,137	241,908
Newmont Mining Corp.†	2,587	85,267
PPG Industries, Inc.†(b)	1,181	124,099
Sealed Air Corp.	737	32,118
Sherwin-Williams Co. (The)†(b)	337	104,534
WestRock Co.†	1,263	65,714

		1,478,140

Media — 7.5%
CBS Corp., Class B, non-voting shares†(a)	1,798	124,709
Comcast Corp., Class A	1,345	50,559
Discovery Communications, Inc., Class A(a)*	2,595	75,489
Interpublic Group of Cos., Inc. (The)†(a)	1,747	42,924
News Corp., Class A(b)	3,279	42,627
Omnicom Group, Inc.	1,036	89,314
Scripps Networks Interactive, Inc., Class A(a)	647	50,705
TEGNA, Inc.†	1,209	30,975
Time Warner, Inc.†	879	85,887
Twenty-First Century Fox, Inc., Class A†	7,633	247,233
Viacom, Inc., Class B†	1,934	90,163
Walt Disney Co. (The)†	209	23,698

		954,283

Pharmaceuticals, Biotechnology & Life Sciences — 15.8%
AbbVie, Inc.†(b)	3,951	257,447
Amgen, Inc.†	2,212	362,923
Biogen, Inc.†(b)*	1,046	285,997
Eli Lilly & Co.†	1,986	167,042

The accompanying notes are an integral part of the financial statements.

52

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Gilead Sciences, Inc.†(b)	5,522	$375,054
Johnson & Johnson†	1,602	199,529
Merck & Co., Inc.†	3,180	202,057
Mylan NV (Netherlands)*	526	20,509
Pfizer, Inc.†	3,924	134,240

		2,004,798

Real Estate — 3.3%
Alexandria Real Estate Equities, Inc., REIT	44	4,863
AvalonBay Communities, Inc., REIT(a)	156	28,642
Digital Realty Trust, Inc., REIT(a)	296	31,491
Essex Property Trust, Inc., REIT(a)	71	16,439
Extra Space Storage, Inc., REIT(a)	541	40,245
Iron Mountain, Inc., REIT	1,135	40,485
Mid-America Apartment Communities, Inc., REIT	479	48,733
Public Storage, REIT	38	8,319
Realty Income Corp., REIT(a)	373	22,205
Regency Centers Corp., REIT	293	19,452
UDR, Inc., REIT	996	36,115
Vornado Realty Trust, REIT	63	6,320
Weyerhaeuser Co., REIT†	3,304	112,270

		415,579

Retailing — 5.3%
AutoNation, Inc.(a)*	444	18,777
Bed Bath & Beyond, Inc.(a)	847	33,423
Best Buy Co., Inc.(a)	257	12,632
Dollar General Corp.†	69	4,811
Dollar Tree, Inc.(b) *	293	22,989
Foot Locker, Inc.(b)	625	46,756
Genuine Parts Co.†	511	47,221
Home Depot, Inc. (The)†	884	129,798
Kohl’s Corp.(a)	458	18,233
Nordstrom, Inc.(a)	65	3,027
Priceline Group, Inc. (The)†*	40	71,199
Ross Stores, Inc.†	2,141	141,028
Staples, Inc.	3,047	26,722
Target Corp.†	453	25,001
Tiffany & Co.(a)	325	30,972
Tractor Supply Co.	505	34,830

		667,419

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — 13.0%
Analog Devices, Inc.†	1,405	$115,140
Applied Materials, Inc.†(b)	4,691	182,480
Intel Corp.†(b)	10,102	364,379
KLA-Tencor Corp.†	782	74,345
Lam Research Corp.	884	113,470
NVIDIA Corp.	303	33,006
QUALCOMM, Inc.†	6,529	374,376
Skyworks Solutions, Inc.	816	79,952
Texas Instruments, Inc.†	3,268	263,270
Xilinx, Inc.†(b)	864	50,017

		1,650,435

Software & Services — 3.2%
Accenture PLC, Class A (Ireland)†	337	40,400
CA, Inc.†	2,329	73,876
Citrix Systems, Inc.*	686	57,206
CSRA, Inc.†	869	25,453
eBay, Inc.†*	1,385	46,494
Fidelity National Information Services, Inc.	433	34,475
Paychex, Inc.	503	29,627
Symantec Corp.†	888	27,244
Teradata Corp.(a)(b) *	731	22,749
Western Union Co. (The)(a)	2,727	55,494

		413,018

Technology Hardware & Equipment — 10.5%
Apple, Inc.†	2,797	401,817
Cisco Systems, Inc.†	8,000	270,400
Corning, Inc.†	4,090	110,430
F5 Networks, Inc.†(b)*	273	38,922
FLIR Systems, Inc.(b)	638	23,147
Harris Corp.†	23	2,559
HP, Inc.†	6,366	113,824
Juniper Networks, Inc.†	2,145	59,695
Motorola Solutions, Inc.†(a)	731	63,027
NetApp, Inc.	1,166	48,797
Seagate Technology PLC (Ireland)(a)	1,456	66,874
TE Connectivity Ltd. (Switzerland)†	14	1,044
Western Digital Corp.†	1,215	100,274
Xerox Corp.	4,481	32,891

		1,333,701

Telecommunication Services — 1.5%
Verizon Communications, Inc.†	3,815	185,981

The accompanying notes are an integral part of the financial statements.

53

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — 3.4%
Alaska Air Group, Inc.(a)(b)	676	$62,341
CH Robinson Worldwide, Inc.(a)	576	44,519
Delta Air Lines, Inc.†	3,932	180,715
Ryder System, Inc.	236	17,804
United Continental Holdings, Inc.†*	1,750	123,620

		428,999

Utilities — 0.7%
Entergy Corp.†	791	60,084
NRG Energy, Inc.(b)	1,779	33,267

		93,351

TOTAL COMMON STOCKS (Cost $16,471,548)		18,177,748

TOTAL LONG POSITIONS - 143.5%		18,177,748

(Cost $16,471,548)

SHORT POSITIONS — (83.1)%
COMMON STOCKS — (83.1)%
Automobiles & Components — 0.0%
Ford Motor Co.	(538)	(6,262)

Banks — (2.3)%
Bank of America Corp.	(2,686)	(63,363)
Citigroup, Inc.	(1,986)	(118,803)
Comerica, Inc.	(422)	(28,941)
People’s United Financial, Inc.	(352)	(6,406)
PNC Financial Services Group, Inc. (The)	(205)	(24,649)
Regions Financial Corp.	(3,085)	(44,825)
Wells Fargo & Co.	(103)	(5,733)

		(292,720)

Capital Goods — (5.2)%
Acuity Brands, Inc.	(112)	(22,848)
Deere & Co.	(38)	(4,137)
Dover Corp.	(399)	(32,060)
Eaton Corp. PLC (Ireland)	(1,120)	(83,048)
Fastenal Co.	(815)	(41,972)
Flowserve Corp.	(296)	(14,332)
General Dynamics Corp.	(349)	(65,333)
General Electric Co.	(1,470)	(43,806)
Johnson Controls International PLC (Ireland)	(2,618)	(110,270)
Lockheed Martin Corp.	(4)	(1,070)
PACCAR, Inc.	(898)	(60,346)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Pentair PLC (Ireland)	(17)	$(1,069)
Quanta Services, Inc.*	(422)	(15,660)
Rockwell Automation, Inc.	(329)	(51,229)
Roper Technologies, Inc.	(55)	(11,357)
United Rentals, Inc.*	(114)	(14,256)
United Technologies Corp.	(498)	(55,881)
Xylem, Inc.	(483)	(24,256)

		(652,930)

Commercial & Professional Services — (0.8)%
Cintas Corp.	(289)	(36,570)
Equifax, Inc.	(264)	(36,099)
Verisk Analytics, Inc.*	(429)	(34,809)

		(107,478)

Consumer Durables & Apparel — (1.3)%
Mohawk Industries, Inc.*	(184)	(42,226)
NIKE, Inc., Class B	(2,161)	(120,433)

		(162,659)

Consumer Services — (1.9)%
Chipotle Mexican Grill, Inc.*	(95)	(42,324)
Darden Restaurants, Inc.	(209)	(17,487)
Marriott International, Inc., Class A	(1,101)	(103,692)
Starbucks Corp.	(637)	(37,194)
Wynn Resorts Ltd.	(333)	(38,165)

		(238,862)

Diversified Financials — (2.8)%
Affiliated Managers Group, Inc.	(142)	(23,280)
American Express Co.	(1,106)	(87,496)
Ameriprise Financial, Inc.	(396)	(51,353)
Bank of New York Mellon Corp. (The)	(606)	(28,621)
Franklin Resources, Inc.	(1,609)	(67,803)
Invesco, Ltd. (Bermuda)	(1,045)	(32,008)
Navient Corp.	(926)	(13,668)
S&P Global, Inc.	(49)	(6,406)
State Street Corp.	(418)	(33,277)
T Rowe Price Group, Inc.	(80)	(5,452)

		(349,364)

Energy — (8.1)%
Anadarko Petroleum Corp.	(1,409)	(87,358)
Baker Hughes, Inc.	(630)	(37,687)
Cabot Oil & Gas Corp.	(1,507)	(36,032)
Chesapeake Energy Corp.*	(2,376)	(14,113)
Cimarex Energy Co.	(311)	(37,161)
Concho Resources, Inc.*	(450)	(57,753)

The accompanying notes are an integral part of the financial statements.

54

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
ConocoPhillips	(760)	$(37,901)
EOG Resources, Inc.	(977)	(95,306)
EQT Corp.	(565)	(34,522)
Helmerich & Payne, Inc.	(304)	(20,237)
Hess Corp.	(1,035)	(49,897)
Marathon Oil Corp.	(2,111)	(33,354)
Marathon Petroleum Corp.	(1,274)	(64,388)
Murphy Oil Corp.	(441)	(12,608)
National Oilwell Varco, Inc.	(1,065)	(42,696)
Noble Energy, Inc.	(1,107)	(38,014)
Occidental Petroleum Corp.	(1,954)	(123,805)
Pioneer Natural Resources Co.	(344)	(64,063)
Range Resources Corp.	(616)	(17,926)
Schlumberger Ltd. (Curacao)	(1,291)	(100,827)
Tesoro Corp.	(296)	(23,994)

		(1,029,642)

Food & Staples Retailing — (1.9)%
Costco Wholesale Corp.	(869)	(145,723)
Sysco Corp.	(1,382)	(71,753)
Whole Foods Market, Inc.	(898)	(26,689)

		(244,165)

Food, Beverage & Tobacco — (6.5)%
Brown-Forman Corp., Class B	(1,110)	(51,260)
Coca-Cola Co. (The)	(2,026)	(85,983)
Constellation Brands, Inc., Class A	(491)	(79,576)
General Mills, Inc.	(29)	(1,711)
JM Smucker Co. (The)	(130)	(17,040)
Kellogg Co.	(875)	(63,534)
Kraft Heinz Co. (The)	(2,367)	(214,947)
Mead Johnson Nutrition Co.	(470)	(41,868)
Molson Coors Brewing Co., Class B	(549)	(52,545)
Mondelez International, Inc., Class A	(3,540)	(152,503)
Monster Beverage Corp.*	(722)	(33,335)
PepsiCo, Inc.	(209)	(23,379)

		(817,681)

Health Care Equipment & Services — (4.1)%
AmerisourceBergen Corp.	(81)	(7,168)
Becton Dickinson and Co.	(544)	(99,791)
Cardinal Health, Inc.	(787)	(64,180)
Cerner Corp.*	(1,123)	(66,089)
Cooper Cos., Inc. (The)	(63)	(12,593)
DENTSPLY SIRONA, Inc.	(614)	(38,338)
Edwards Lifesciences Corp.*	(539)	(50,704)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Envision Healthcare Corp.*	(292)	$(17,905)
Hologic, Inc.*	(727)	(30,934)
IDEXX Laboratories, Inc.*	(230)	(35,560)
Intuitive Surgical, Inc.*	(37)	(28,359)
Medtronic PLC (Ireland)	(46)	(3,706)
Patterson Cos., Inc.	(276)	(12,484)
Universal Health Services, Inc., Class B	(240)	(29,868)
Varian Medical Systems, Inc.*	(233)	(21,233)

		(518,912)

Household & Personal Products — (2.0)%
Clorox Co. (The)	(327)	(44,089)
Colgate-Palmolive Co.	(1,306)	(95,586)
Coty, Inc., Class A	(1,911)	(34,646)
Estee Lauder Cos., Inc. (The), Class A	(978)	(82,925)

		(257,246)

Insurance — (4.6)%
American International Group, Inc.	(1,552)	(96,891)
Arthur J Gallagher & Co.	(456)	(25,782)
Assurant, Inc.	(189)	(18,082)
Hartford Financial Services Group, Inc. (The)	(917)	(44,080)
Lincoln National Corp.	(645)	(42,215)
Loews Corp.	(479)	(22,403)
MetLife, Inc.	(2,754)	(145,466)
Prudential Financial Group, Inc.	(1,091)	(116,388)
Unum Group	(584)	(27,384)
Willis Towers Watson PLC (Ireland)	(368)	(48,168)

		(586,859)

Materials — (4.8)%
Albemarle Corp.	(318)	(33,594)
Avery Dennison Corp.	(226)	(18,216)
Ball Corp.	(493)	(36,610)
CF Industries Holdings, Inc.	(762)	(22,365)
Eastman Chemical Co.	(366)	(29,573)
Ecolab, Inc.	(858)	(107,542)
FMC Corp.	(334)	(23,243)
International Flavors & Fragrances, Inc.	(198)	(26,241)
International Paper Co.	(1,051)	(53,370)
Martin Marietta Materials, Inc.	(178)	(38,848)
Mosaic Co. (The)	(988)	(28,830)

The accompanying notes are an integral part of the financial statements.

55

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Nucor Corp.	(898)	$(53,629)
Praxair, Inc.	(731)	(86,697)
Vulcan Materials Co.	(422)	(50,843)

		(609,601)

Media — (0.3)%
DISH Network Corp., Class A*	(627)	(39,808)

Pharmaceuticals, Biotechnology & Life Sciences — (6.3)%
Agilent Technologies, Inc.	(823)	(43,512)
Alexion Pharmaceuticals, Inc.*	(733)	(88,869)
Allergan PLC (Ireland)	(490)	(117,071)
Illumina, Inc.*	(480)	(81,907)
Incyte Corp.*	(526)	(70,310)
Mallinckrodt PLC (Ireland)*	(267)	(11,900)
Mettler-Toledo International, Inc.*	(67)	(32,087)
PerkinElmer, Inc.	(274)	(15,908)
Perrigo Co. PLC (Ireland)	(371)	(24,631)
Regeneron Pharmaceuticals, Inc.*	(309)	(119,741)
Thermo Fisher Scientific, Inc.	(112)	(17,203)
Vertex Pharmaceuticals, Inc.*	(833)	(91,089)
Zoetis, Inc.	(1,482)	(79,094)

		(793,322)

Real Estate — (4.2)%
American Tower Corp., REIT	(675)	(82,040)
Boston Properties, Inc., REIT	(69)	(9,136)
Crown Castle International Corp., REIT	(1,107)	(104,556)
Equinix, Inc., REIT	(229)	(91,685)
Equity Residential, REIT	(913)	(56,807)
Host Hotels & Resorts, Inc., REIT	(1,888)	(35,230)
Kimco Realty Corp., REIT	(1,100)	(24,299)
Macerich Co. (The), REIT	(448)	(28,851)
Prologis, Inc., REIT	(1,283)	(66,562)
SL Green Realty Corp., REIT	(279)	(29,747)

		(528,913)

Retailing — (5.5)%
Advance Auto Parts, Inc.	(189)	(28,021)
Amazon.com, Inc.*	(222)	(196,812)
CarMax, Inc.*	(536)	(31,742)
Expedia, Inc.	(378)	(47,692)
Gap, Inc. (The)	(358)	(8,696)
L Brands, Inc	(477)	(22,467)
LKQ Corp.*	(513)	(15,016)
Netflix, Inc.*	(1,352)	(199,839)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Signet Jewelers, Ltd. (Bermuda)	(19)	$(1,316)
TJX Cos., Inc.	(866)	(68,483)
TripAdvisor, Inc.*	(476)	(20,544)
Ulta Beauty, Inc.*	(178)	(50,771)

		(691,399)

Semiconductors & Semiconductor Equipment — (1.3)%
Advanced Micro Devices, Inc.*	(2,330)	(33,902)
Broadcom Ltd. (Singapore)	(168)	(36,785)
Micron Technology, Inc.*	(3,410)	(98,549)

		(169,236)

Software & Services — (9.9)%
Activision Blizzard, Inc.	(793)	(39,539)
Adobe Systems, Inc.*	(800)	(104,104)
Akamai Technologies, Inc.*	(444)	(26,507)
Alliance Data Systems Corp.	(163)	(40,587)
Alphabet, Inc., Class A*	(78)	(66,128)
Autodesk, Inc.*	(727)	(62,864)
Automatic Data Processing, Inc.	(152)	(15,563)
Electronic Arts, Inc.*	(785)	(70,273)
Facebook, Inc., Class A*	(475)	(67,474)
Fiserv, Inc.*	(523)	(60,307)
Intuit, Inc.	(725)	(84,093)
Mastercard, Inc., Class A	(54)	(6,073)
Microsoft Corp.	(3,419)	(225,175)
Oracle Corp.	(1,038)	(46,305)
PayPal Holdings, Inc.*	(2,142)	(92,149)
Red Hat, Inc.*	(584)	(50,516)
salesforce.com, Inc.*	(2,016)	(166,300)
Synopsys, Inc.*	(365)	(26,327)

		(1,250,284)

Telecommunication Services — (1.1)%
AT&T, Inc.	(1,216)	(50,525)
CenturyLink, Inc.	(1,363)	(32,126)
Level 3 Communications, Inc.*	(1,014)	(58,021)

		(140,672)

Transportation — (5.1)%
American Airlines Group, Inc.	(1,298)	(54,905)
CSX Corp.	(1,758)	(81,835)
FedEx Corp.	(623)	(121,578)
JB Hunt Transport Services, Inc.	(316)	(28,990)
Kansas City Southern	(350)	(30,016)
Norfolk Southern Corp.	(743)	(83,194)
Southwest Airlines Co.	(1,573)	(84,565)

The accompanying notes are an integral part of the financial statements.

56

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Concluded)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Union Pacific Corp.	(391)	$(41,415)
United Parcel Service, Inc., Class B	(1,123)	(120,498)

		(646,996)

Utilities — (3.1)%
Consolidated Edison, Inc.	(21)	(1,631)
Duke Energy Corp.	(1,547)	(126,869)
FirstEnergy Corp.	(961)	(30,579)
NextEra Energy, Inc.	(1,030)	(132,221)
Public Service Enterprise Group, Inc.	(1,385)	(61,425)
Sempra Energy	(312)	(34,476)

		(387,201)

TOTAL COMMON STOCK (Proceeds $10,409,130)		(10,522,212)

TOTAL SECURITES SOLD SHORT - (83.1)%		(10,522,212)

(Proceeds $10,409,130)

OTHER ASSETS IN EXCESS OF LIABILITIES - 39.6%		5,009,168

NET ASSETS - 100.0%		$12,664,704

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
(b)	Security position is either entirely or partially designated as collateral for securities on loan.
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

57

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments

March 31, 2017

(Unaudited)

	Number
	of Shares	Value
LONG POSITIONS — 111.5%
COMMON STOCKS — 111.5%
Automobiles & Components — 1.8%
BorgWarner, Inc.†(a)	122	$5,098
Delphi Automotive PLC (Jersey)†	156	12,556
General Motors Co.†	438	15,488
Goodyear Tire & Rubber Co. (The)	150	5,400

		38,542

Capital Goods — 12.5%
3M Co.†	47	8,993
Allegion PLC (Ireland)	55	4,164
AMETEK, Inc.	81	4,380
Arconic, Inc.	280	7,375
Boeing Co. (The)†	314	55,534
Caterpillar, Inc.†	188	17,439
Cummins, Inc.†	95	14,364
Emerson Electric Co.†	164	9,817
Fluor Corp.	79	4,157
Fortive Corp.	111	6,684
Fortune Brands Home & Security, Inc.	89	5,416
Honeywell International, Inc.†	383	47,825
Illinois Tool Works, Inc.	25	3,312
Ingersoll-Rand PLC (Ireland)†	148	12,035
Jacobs Engineering Group, Inc.†	70	3,870
L3 Technologies, Inc.	44	7,273
Masco Corp.	186	6,322
Raytheon Co.†	68	10,370
Rockwell Collins, Inc.	75	7,287
Snap-on, Inc.†	31	5,229
Stanley Black & Decker, Inc.†	86	11,427
Textron, Inc.	152	7,234
TransDigm Group, Inc.(a)	7	1,541
WW Grainger, Inc.†(a)	34	7,914

		269,962

Commercial & Professional Services — 1.2%
Dun & Bradstreet Corp. (The)	21	2,267
Nielsen Holdings PLC (United Kingdom)	201	8,303
Republic Services, Inc.	11	691
Robert Half International, Inc.†	74	3,613
Waste Management, Inc.†	148	10,792

		25,666

Consumer Durables & Apparel — 3.5%
Coach, Inc.	158	6,530
Garmin Ltd. (Switzerland)(a)	108	5,520

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Hanesbrands, Inc.(a)	216	$4,484
Hasbro, Inc.	70	6,987
Leggett & Platt, Inc.†	77	3,875
Mattel, Inc.	192	4,917
Michael Kors Holdings Ltd. (British Virgin Islands)*	94	3,582
Newell Brands, Inc.†	271	12,783
PulteGroup, Inc.	7	165
PVH Corp.†	46	4,760
Ralph Lauren Corp.	47	3,836
Under Armour, Inc., Class C(a)*	246	4,502
VF Corp.†(a)	233	12,808

		74,749

Consumer Services — 1.3%
McDonald’s Corp.†	147	19,053
Royal Caribbean Cruises Ltd. (Liberia)	30	2,943
Wyndham Worldwide Corp.†	62	5,226
Yum! Brands, Inc.†	7	447

		27,669

Diversified Financials — 0.8%
Berkshire Hathaway Inc., Class B*	11	1,833
CME Group, Inc.	30	3,564
Moody’s Corp.†	43	4,818
Nasdaq, Inc.†	93	6,459

		16,674

Energy — 3.3%
Apache Corp.	212	10,895
Exxon Mobil Corp.	28	2,296
Kinder Morgan, Inc.†	1,283	27,892
Newfield Exploration Co.*	112	4,134
Southwestern Energy Co.*	325	2,655
Transocean Ltd. (Switzerland)(a)*	219	2,727
Valero Energy Corp.†	259	17,169
Williams Cos., Inc. (The)	121	3,580

		71,348

Food & Staples Retailing — 6.0%
CVS Health Corp.†	608	47,728
Kroger Co. (The)†	464	13,683
Walgreens Boots Alliance, Inc.†	216	17,939
Wal-Mart Stores, Inc.†	689	49,663

		129,013

The accompanying notes are an integral part of the financial statements.

58

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — 6.5%
Altria Group, Inc.†	294	$20,997
Archer-Daniels-Midland Co.	322	14,825
Campbell Soup Co.†	171	9,788
Conagra Brands, Inc.†	251	10,125
Dr Pepper Snapple Group, Inc.†	106	10,380
General Mills, Inc.†	79	4,662
Hershey Co. (The)†	121	13,219
Hormel Foods Corp.†(a)	301	10,424
McCormick & Co., Inc., non-voting shares	71	6,926
Philip Morris International, Inc.†	170	19,193
Reynolds American, Inc.†	107	6,743
Tyson Foods, Inc., Class A†	206	12,712

		139,994

Health Care Equipment & Services — 11.0%
Abbott Laboratories	1	44
Aetna, Inc.†	201	25,638
Anthem, Inc.†	151	24,972
Baxter International, Inc.†	303	15,714
Boston Scientific Corp.*	197	4,899
Centene Corp.†*	98	6,983
Cigna Corp.†	147	21,534
Danaher Corp.†	195	16,678
DaVita, Inc.*	115	7,817
Express Scripts Holding Co.†*	360	23,728
HCA Holdings, Inc.†*	207	18,421
Henry Schein, Inc.*	4	680
Humana, Inc.†	86	17,728
Laboratory Corp. of America Holdings†*	61	8,752
McKesson Corp.†	26	3,855
Quest Diagnostics, Inc.†	72	7,070
UnitedHealth Group, Inc.†	193	31,654

		236,167

Household & Personal Products — 1.5%
Church & Dwight Co., Inc.†	145	7,231
Kimberly-Clark Corp.†	159	20,929
Procter & Gamble Co. (The)	52	4,672

		32,832

Insurance — 2.4%
Aflac, Inc.	13	941
Allstate Corp. (The)	5	407
Aon PLC (United Kingdom)†	147	17,447

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Chubb Ltd. (Switzerland)	55	$7,494
Marsh & McLennan Cos., Inc.†	297	21,945
Progressive Corp. (The)	68	2,664
Travelers Cos, Inc. (The)	2	241

		51,139

Materials — 8.9%
Air Products & Chemicals, Inc.†	123	16,641
Dow Chemical Co. (The)†	467	29,673
EI du Pont de Nemours & Co.†	478	38,398
Freeport-McMoRan, Inc.†*	829	11,075
LyondellBasell Industries NV, Class A (Netherlands)†	227	20,700
Monsanto Co.†	250	28,300
Newmont Mining Corp.†	303	9,987
PPG Industries, Inc.†	151	15,867
Sherwin-Williams Co. (The)†	52	16,130
WestRock Co.†	121	6,296

		193,067

Media — 6.5%
CBS Corp., Class B, non-voting shares†	231	16,022
Comcast Corp., Class A†	242	9,097
Discovery Communications, Inc., Class A†*	339	9,862
Interpublic Group of Cos., Inc. (The)	226	5,553
News Corp., Class A†	332	4,316
Omnicom Group, Inc.†	135	11,638
Scripps Networks Interactive, Inc., Class A†(a)	74	5,799
TEGNA, Inc.†	123	3,151
Time Warner, Inc.†	128	12,507
Twenty-First Century Fox, Inc., Class A†	1,048	33,945
Viacom, Inc., Class B†	227	10,583
Walt Disney Co. (The)†	153	17,349

		139,822

Pharmaceuticals, Biotechnology & Life Sciences — 12.7%
AbbVie, Inc.†	530	34,535
Amgen, Inc.†	293	48,073
Biogen, Inc.†*	123	33,631
Eli Lilly & Co.	288	24,224
Gilead Sciences, Inc.†	715	48,563
Johnson & Johnson†	257	32,009
Merck & Co., Inc.†	468	29,737

The accompanying notes are an integral part of the financial statements.

59

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Mylan NV (Netherlands)*	15	$585
Pfizer, Inc.†	643	21,997

		273,354

Real Estate — 3.2%
Alexandria Real Estate Equities, Inc., REIT	5	553
AvalonBay Communities, Inc., REIT	36	6,610
Digital Realty Trust, Inc., REIT(a)	41	4,362
Essex Property Trust, Inc., REIT	19	4,399
Extra Space Storage, Inc., REIT(a)	70	5,207
Federal Realty Investment Trust, REIT	1	134
HCP, Inc., REIT	8	250
Iron Mountain, Inc., REIT	148	5,279
Mid-America Apartment Communities, Inc., REIT	63	6,410
Public Storage, REIT	13	2,846
Realty Income Corp., REIT(a)	107	6,370
Regency Centers Corp., REIT	57	3,784
UDR, Inc., REIT	149	5,403
Ventas, Inc., REIT	15	976
Vornado Realty Trust, REIT	6	602
Welltower, Inc., REIT	26	1,841
Weyerhaeuser Co., REIT†	420	14,272

		69,298

Retailing — 3.2%
AutoNation, Inc.(a)*	57	2,411
AutoZone, Inc.†*	1	723
Bed Bath & Beyond, Inc.†(a)	87	3,433
Best Buy Co., Inc.†(a)	182	8,945
Dollar Tree, Inc.†*	47	3,688
Foot Locker, Inc.	66	4,937
Gap, Inc. (The)†	224	5,441
Genuine Parts Co.†	68	6,284
Kohl’s Corp.†(a)	73	2,906
L Brands, Inc.	99	4,663
Macy’s, Inc.	16	474
Priceline Group, Inc. (The)†*	4	7,120
Staples, Inc.	366	3,210
Target Corp.†	93	5,133
Tiffany & Co.(a)	45	4,288
Tractor Supply Co.	67	4,621

		68,277

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — 9.2%
Analog Devices, Inc.	176	$14,423
Applied Materials, Inc.†	617	24,001
Intel Corp.†	1,295	46,711
KLA-Tencor Corp.†	90	8,556
Lam Research Corp.†	105	13,478
QUALCOMM, Inc.†	829	47,535
Skyworks Solutions, Inc.†(a)	104	10,190
Texas Instruments, Inc.†	409	32,949

		197,843

Software & Services — 2.9%
Accenture PLC, Class A (Ireland)†	48	5,754
CA, Inc.†	237	7,518
Citrix Systems, Inc.*	88	7,338
CSRA, Inc.†	94	2,753
eBay, Inc.†*	186	6,244
Fidelity National Information Services, Inc.	42	3,344
International Business Machines Corp.†	93	16,195
Paychex, Inc.	89	5,242
Teradata Corp.†(a)*	75	2,334
Western Union Co. (The)†(a)	278	5,657

		62,379

Technology Hardware & Equipment — 8.3%
Apple, Inc.†	364	52,292
Cisco Systems, Inc.†	1,551	52,424
Corning, Inc.†	520	14,040
F5 Networks, Inc.†*	36	5,132
FLIR Systems, Inc.†	78	2,830
HP, Inc.†	844	15,091
Juniper Networks, Inc.†	218	6,067
Motorola Solutions, Inc.†	93	8,018
NetApp, Inc.	152	6,361
Seagate Technology PLC (Ireland)	169	7,762
Western Digital Corp.	64	5,282
Xerox Corp.	569	4,176

		179,475

Telecommunication Services — 1.4%
Verizon Communications, Inc.†	626	30,518

Transportation — 2.9%
Alaska Air Group, Inc.†	39	3,597
CH Robinson Worldwide, Inc.†(a)	80	6,183
Delta Air Lines, Inc.†	421	19,349

The accompanying notes are an integral part of the financial statements.

60

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Ryder System, Inc.	30	$2,263
Southwest Airlines Co.†	346	18,601
United Continental Holdings, Inc.†*	182	12,856

		62,849

Utilities — 0.5%
Entergy Corp.	102	7,748
NRG Energy, Inc.†	181	3,385

		11,133

TOTAL COMMON STOCKS (Cost $2,245,957)		2,401,770

TOTAL LONG POSITIONS - 111.5%		2,401,770

(Cost $2,245,957)

SHORT POSITIONS — (50.7)%
COMMON STOCKS — (50.7)%
Automobiles & Components — (0.2)%
Ford Motor Co.	(223)	(2,596)
Harley-Davidson, Inc.	(45)	(2,722)

		(5,318)

Banks — (2.0)%
Bank of America Corp.	(415)	(9,790)
Citigroup, Inc.	(266)	(15,912)
Comerica, Inc.	(45)	(3,086)
People’s United Financial, Inc.	(79)	(1,438)
PNC Financial Services Group, Inc. (The)	(38)	(4,569)
Regions Financial Corp.	(310)	(4,504)
Wells Fargo & Co.	(40)	(2,226)
Zions Bancorporation	(29)	(1,218)

		(42,743)

Capital Goods — (3.6)%
Acuity Brands, Inc.	(12)	(2,448)
Deere & Co.	(3)	(327)
Dover Corp.	(41)	(3,294)
Eaton Corp. PLC (Ireland)	(115)	(8,527)
Fastenal Co.	(76)	(3,914)
Flowserve Corp.	(34)	(1,646)
General Dynamics Corp.	(35)	(6,552)
General Electric Co.	(189)	(5,632)
Johnson Controls International PLC (Ireland)	(243)	(10,235)
PACCAR, Inc.	(90)	(6,048)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Parker-Hannifin Corp.	(34)	$(5,451)
Pentair PLC (Ireland)	(42)	(2,637)
Quanta Services, Inc.*	(39)	(1,447)
Rockwell Automation, Inc.	(33)	(5,138)
Roper Technologies, Inc.	(8)	(1,652)
United Rentals, Inc.*	(23)	(2,876)
United Technologies Corp.	(60)	(6,733)
Xylem, Inc.	(46)	(2,310)

		(76,867)

Commercial & Professional Services — (0.5)%
Cintas Corp.	(28)	(3,543)
Equifax, Inc.	(23)	(3,145)
Verisk Analytics, Inc.*	(43)	(3,489)

		(10,177)

Consumer Durables & Apparel — (0.8)%
Mohawk Industries, Inc.*	(19)	(4,360)
NIKE, Inc., Class B	(221)	(12,316)

		(16,676)

Consumer Services — (1.1)%
Carnival Corp. (Panama)	(73)	(4,300)
Chipotle Mexican Grill, Inc.*	(7)	(3,119)
Darden Restaurants, Inc.	(17)	(1,422)
Marriott International, Inc., Class A	(101)	(9,512)
Starbucks Corp.	(54)	(3,153)
Wynn Resorts Ltd.	(26)	(2,980)

		(24,486)

Diversified Financials — (2.4)%
Affiliated Managers Group, Inc.	(15)	(2,459)
American Express Co.	(138)	(10,917)
Ameriprise Financial, Inc.	(40)	(5,187)
Bank of New York Mellon Corp. (The)	(108)	(5,101)
BlackRock, Inc.	(22)	(8,437)
Franklin Resources, Inc.	(149)	(6,279)
Invesco, Ltd. (Bermuda)	(107)	(3,277)
Navient Corp.	(80)	(1,181)
S&P Global, Inc.	(16)	(2,092)
State Street Corp.	(74)	(5,891)
T Rowe Price Group, Inc.	(29)	(1,976)

		(52,797)

Energy — (4.8)%
Anadarko Petroleum Corp.	(140)	(8,680)
Baker Hughes, Inc.	(102)	(6,102)
Cabot Oil & Gas Corp.	(120)	(2,869)

The accompanying notes are an integral part of the financial statements.

61

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Chesapeake Energy Corp.*	(228)	$(1,354)
Cimarex Energy Co.	(24)	(2,868)
Concho Resources, Inc.*	(37)	(4,749)
ConocoPhillips	(102)	(5,087)
Devon Energy Corp.	(19)	(793)
EOG Resources, Inc.	(94)	(9,170)
EQT Corp.	(44)	(2,688)
Helmerich & Payne, Inc.	(29)	(1,931)
Hess Corp.	(82)	(3,953)
Marathon Oil Corp.	(215)	(3,397)
Marathon Petroleum Corp.	(134)	(6,772)
Murphy Oil Corp.	(44)	(1,258)
National Oilwell Varco, Inc.	(97)	(3,889)
Noble Energy, Inc.	(110)	(3,777)
Occidental Petroleum Corp.	(194)	(12,292)
Pioneer Natural Resources Co.	(30)	(5,587)
Range Resources Corp.	(64)	(1,862)
Schlumberger Ltd. (Curacao)	(144)	(11,246)
Tesoro Corp.	(29)	(2,351)

		(102,675)

Food & Staples Retailing — (1.1)%
Costco Wholesale Corp.	(84)	(14,086)
Sysco Corp.	(137)	(7,113)
Whole Foods Market, Inc.	(83)	(2,467)

		(23,666)

Food, Beverage & Tobacco — (3.7)%
Brown-Forman Corp., Class B	(103)	(4,757)
Coca-Cola Co. (The)	(220)	(9,337)
Constellation Brands, Inc., Class A	(44)	(7,131)
JM Smucker Co. (The)	(8)	(1,049)
Kellogg Co.	(90)	(6,535)
Kraft Heinz Co. (The)	(242)	(21,976)
Mead Johnson Nutrition Co.	(47)	(4,187)
Molson Coors Brewing Co., Class B	(54)	(5,168)
Mondelez International, Inc., Class A	(390)	(16,801)
Monster Beverage Corp.*	(25)	(1,154)
PepsiCo, Inc.	(9)	(1,007)

		(79,102)

Health Care Equipment & Services — (2.3)%
AmerisourceBergen Corp.	(6)	(531)
Becton Dickinson and Co.	(54)	(9,906)
Cardinal Health, Inc.	(81)	(6,606)
Cerner Corp.*	(92)	(5,414)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Cooper Cos., Inc. (The)	(6)	$(1,199)
DENTSPLY SIRONA, Inc.	(58)	(3,621)
Edwards Lifesciences Corp.*	(54)	(5,080)
Envision Healthcare Corp.*	(29)	(1,778)
Hologic, Inc.*	(73)	(3,106)
IDEXX Laboratories, Inc.*	(22)	(3,401)
Intuitive Surgical, Inc.*	(3)	(2,299)
Medtronic PLC (Ireland)	(1)	(81)
Patterson Cos., Inc.	(25)	(1,131)
Universal Health Services, Inc., Class B	(24)	(2,987)
Varian Medical Systems, Inc.*	(24)	(2,187)

		(49,327)

Household & Personal Products — (1.2)%
Clorox Co. (The)	(33)	(4,449)
Colgate-Palmolive Co.	(141)	(10,320)
Coty, Inc., Class A	(190)	(3,445)
Estee Lauder Cos., Inc. (The), Class A	(96)	(8,140)

		(26,354)

Insurance — (2.9)%
American International Group, Inc.	(194)	(12,111)
Arthur J Gallagher & Co.	(45)	(2,544)
Assurant, Inc.	(16)	(1,531)
Hartford Financial Services Group, Inc. (The)	(96)	(4,615)
Lincoln National Corp.	(60)	(3,927)
Loews Corp.	(76)	(3,555)
MetLife, Inc.	(280)	(14,790)
Prudential Financial Group, Inc.	(110)	(11,735)
Unum Group	(59)	(2,766)
Willis Towers Watson PLC (Ireland)	(36)	(4,712)

		(62,286)

Materials — (2.8)%
Albemarle Corp.	(30)	(3,169)
Avery Dennison Corp.	(23)	(1,854)
Ball Corp.	(45)	(3,342)
CF Industries Holdings, Inc.	(60)	(1,761)
Eastman Chemical Co.	(38)	(3,070)
Ecolab, Inc.	(77)	(9,651)
FMC Corp.	(35)	(2,436)
International Flavors & Fragrances, Inc.	(21)	(2,783)

The accompanying notes are an integral part of the financial statements.

62

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
International Paper Co.	(104)	$(5,281)
Martin Marietta Materials, Inc.	(17)	(3,710)
Mosaic Co. (The)	(91)	(2,655)
Nucor Corp.	(84)	(5,016)
Praxair, Inc.	(73)	(8,658)
Sealed Air Corp.	(50)	(2,179)
Vulcan Materials Co.	(35)	(4,217)

		(59,782)

Media — (0.3)%
DISH Network Corp., Class A*	(109)	(6,920)

Pharmaceuticals, Biotechnology & Life Sciences — (3.5)%
Agilent Technologies, Inc.	(82)	(4,335)
Alexion Pharmaceuticals, Inc.*	(58)	(7,032)
Allergan PLC (Ireland)	(54)	(12,902)
Illumina, Inc.*	(38)	(6,484)
Incyte Corp.*	(53)	(7,084)
Mallinckrodt PLC (Ireland)*	(27)	(1,203)
Mettler-Toledo International, Inc.*	(7)	(3,352)
PerkinElmer, Inc.	(28)	(1,626)
Perrigo Co. PLC (Ireland)	(37)	(2,456)
Regeneron Pharmaceuticals, Inc.*	(31)	(12,013)
Thermo Fisher Scientific, Inc.	(17)	(2,611)
Vertex Pharmaceuticals, Inc.*	(66)	(7,217)
Zoetis, Inc.	(129)	(6,885)

		(75,200)

Real Estate — (2.2)%
American Tower Corp., REIT	(53)	(6,442)
Boston Properties, Inc., REIT	(8)	(1,059)
Crown Castle International Corp., REIT	(91)	(8,595)
Equinix, Inc., REIT	(19)	(7,607)
Equity Residential, REIT	(94)	(5,849)
Host Hotels & Resorts, Inc., REIT	(192)	(3,583)
Kimco Realty Corp., REIT	(111)	(2,452)
Macerich Co. (The), REIT	(38)	(2,447)
Prologis, Inc., REIT	(135)	(7,004)
SL Green Realty Corp., REIT	(27)	(2,879)

		(47,917)

Retailing — (2.9)%
Advance Auto Parts, Inc.	(19)	(2,817)
Amazon.com, Inc.*	(22)	(19,504)
CarMax, Inc.*	(50)	(2,961)
Expedia, Inc.	(35)	(4,416)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Home Depot, Inc. (The)	(37)	$(5,433)
LKQ Corp.*	(77)	(2,254)
Netflix, Inc.*	(111)	(16,407)
Ross Stores, Inc.	(12)	(790)
Signet Jewelers, Ltd. (Bermuda)	(13)	(900)
TripAdvisor, Inc.*	(38)	(1,640)
Ulta Beauty, Inc.*	(16)	(4,564)

		(61,686)

Semiconductors & Semiconductor Equipment — (1.3)%
Advanced Micro Devices, Inc.*	(238)	(3,463)
Broadcom Ltd. (Singapore)	(19)	(4,160)
Micron Technology, Inc.*	(307)	(8,872)
NVIDIA Corp.	(74)	(8,061)
Xilinx, Inc.	(68)	(3,937)

		(28,493)

Software & Services — (5.7)%
Activision Blizzard, Inc.	(67)	(3,341)
Adobe Systems, Inc.*	(82)	(10,671)
Akamai Technologies, Inc.*	(45)	(2,686)
Alliance Data Systems Corp.	(15)	(3,735)
Alphabet, Inc., Class A*	(7)	(5,935)
Autodesk, Inc.*	(57)	(4,929)
Automatic Data Processing, Inc.	(15)	(1,536)
Electronic Arts, Inc.*	(78)	(6,983)
Facebook, Inc., Class A*	(35)	(4,972)
Fiserv, Inc.*	(55)	(6,342)
Intuit, Inc.	(66)	(7,655)
Mastercard, Inc., Class A	(4)	(450)
Microsoft Corp.	(345)	(22,722)
Oracle Corp.	(124)	(5,532)
PayPal Holdings, Inc.*	(203)	(8,733)
Red Hat, Inc.*	(47)	(4,066)
salesforce.com, Inc.*	(180)	(14,848)
Symantec Corp.	(162)	(4,970)
Synopsys, Inc.*	(38)	(2,741)

		(122,847)

Technology Hardware & Equipment — (0.3)%
Harris Corp.	(32)	(3,561)
Hewlett Packard Enterprise Co.	(79)	(1,872)

		(5,433)

Telecommunication Services — (0.6)%
AT&T, Inc.	(118)	(4,903)
CenturyLink, Inc.	(140)	(3,300)

The accompanying notes are an integral part of the financial statements.

63

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Concluded)

March 31, 2017

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Level 3 Communications, Inc.*	(94)	$(5,379)

		(13,582)

Transportation — (2.7)%
American Airlines Group, Inc.	(130)	(5,499)
CSX Corp.	(195)	(9,077)
FedEx Corp.	(65)	(12,685)
JB Hunt Transport Services, Inc.	(30)	(2,752)
Kansas City Southern	(28)	(2,401)
Norfolk Southern Corp.	(74)	(8,286)
Union Pacific Corp.	(56)	(5,932)
United Parcel Service, Inc., Class B	(115)	(12,340)

		(58,972)

Utilities — (1.8)%
Duke Energy Corp.	(158)	(12,958)
FirstEnergy Corp.	(111)	(3,532)
NextEra Energy, Inc.	(105)	(13,479)
Public Service Enterprise Group, Inc.	(131)	(5,810)
Sempra Energy	(22)	(2,431)

		(38,210)

TOTAL COMMON STOCK (Proceeds $1,048,951)		(1,091,516)

TOTAL SECURITES SOLD SHORT - (50.7)%		(1,091,516)

(Proceeds $1,048,951)
OTHER ASSETS IN EXCESS OF LIABILITIES - 39.2%		843,650

NET ASSETS - 100.0%		$2,153,904

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
*	Non-income producing.

PLC	Public Limited Company
REIT	RealEstate Investment Trust

The accompanying notes are an integral part of the financial statements.

64

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments

March 31, 2017

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 173.8%
COMMON STOCKS — 173.8%
Automobiles & Components — 4.4%
BorgWarner, Inc.(a)	115,607	$4,831,216
Cooper Tire & Rubber Co.(a)	1,008	44,705
Cooper-Standard Holdings, Inc.†(a)(b)*	25,708	2,851,788
Delphi Automotive PLC (Jersey)†	117,791	9,480,998
Ford Motor Co.(b)	424,111	4,936,652
General Motors Co.†	181,380	6,413,597
Goodyear Tire & Rubber Co. (The)(a)	136,239	4,904,604
Harley-Davidson, Inc.(a)	73,696	4,458,608
Lear Corp.†	8,412	1,190,971
Magna International, Inc. (Canada)(b)	77,706	3,353,791
Standard Motor Products, Inc.	6,159	302,653
Tenneco, Inc.	14,073	878,437
Thor Industries, Inc.	7,454	716,553
Tower International, Inc.	905	24,526
Winnebago Industries, Inc.†	16,035	469,024

		44,858,123

Capital Goods — 27.0%
3M Co.†	29,365	5,618,405
Advanced Drainage Systems, Inc.	685	15,002
AGCO Corp.	14,912	897,404
Alamo Group, Inc.	2,216	168,837
Allegion PLC (Ireland)†	38,961	2,949,348
American Woodmark Corp.†*	3,840	352,512
AMETEK, Inc.†(a)	98,010	5,300,381
AO Smith Corp.	5,464	279,538
Applied Industrial Technologies, Inc.	3,015	186,478
Arconic, Inc.(a)(b)	250,312	6,593,218
Argan, Inc.†(a)	45,531	3,011,876
Astec Industries, Inc.	5,917	363,866
Atkore International Group, Inc.*	9,756	256,388
Barnes Group, Inc.†	1,517	77,883
Boeing Co. (The)(a)(b)	107,427	18,999,539
Builders FirstSource, Inc.*	76,264	1,136,334
Carlisle Cos., Inc.	10,219	1,087,404
Caterpillar, Inc.(a)(b)	121,040	11,227,670
Chart Industries, Inc.†*	82,537	2,883,843
Columbus McKinnon Corp.	2,327	57,756
Continental Building Products, Inc.†*	65,425	1,602,912
Crane Co.(b)	51,844	3,879,486
CSW Industrials, Inc.*	817	29,984
Cummins, Inc.(b)	58,185	8,797,572
Curtiss-Wright Corp.†	34,041	3,106,582
Deere & Co.(a)	31,338	3,411,455

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Donaldson Co., Inc.(b)	19,162	$872,254
Dover Corp.†	1,406	112,972
Eaton Corp. PLC (Ireland)†	24,264	1,799,176
EMCOR Group, Inc.(b)	40,411	2,543,872
Emerson Electric Co.†	240,446	14,393,098
EnerSys†	15,118	1,193,415
Engility Holdings, Inc.*	4,628	133,934
Esterline Technologies Corp.*	513	44,144
Flowserve Corp.(a)	31,283	1,514,723
Fluor Corp.†(a)(b)	99,110	5,215,168
Fortive Corp.(b)	98,594	5,937,331
Fortune Brands Home & Security, Inc.†	80,553	4,901,650
GATX Corp.(a)	25,388	1,547,652
Generac Holdings, Inc.*	5,149	191,955
General Cable Corp.	61,850	1,110,208
General Electric Co.†	125,125	3,728,725
Gibraltar Industries, Inc.†(a)*	51,260	2,111,912
Global Brass & Copper Holdings, Inc.	2,092	71,965
Gorman-Rupp Co. (The)(a)	5,372	168,681
Harsco Corp.(b)*	98,044	1,250,061
HD Supply Holdings, Inc.*	4,459	183,376
Hillenbrand, Inc.†	14,070	504,410
Honeywell International, Inc.†(a)(b)	103,073	12,870,725
Hubbell, Inc.†	4,495	539,625
Huntington Ingalls Industries, Inc.†	4,490	899,078
IDEX Corp.	1,838	171,871
Illinois Tool Works, Inc.†	39,362	5,214,284
Ingersoll-Rand PLC (Ireland)†	151,430	12,314,288
ITT, Inc.†	27,469	1,126,778
Jacobs Engineering Group, Inc.†(b)	79,898	4,416,761
Joy Global, Inc.(b)	16,678	471,154
Kadant, Inc.	324	19,229
Kaman Corp.	4,082	196,467
L3 Technologies, Inc.†	37,358	6,174,904
Lennox International, Inc.(a)	8,035	1,344,256
Lydall, Inc.*	7,431	398,302
Masco Corp.†	134,682	4,577,841
Meritor, Inc.(a) *	46,353	794,027
Moog, Inc., Class A†*	1,743	117,391
MRC Global, Inc.†*	22,299	408,741
Mueller Industries, Inc.	8,501	290,989
National Presto Industries, Inc.†	3,158	322,748
Oshkosh Corp.(b)	54,433	3,733,559

The accompanying notes are an integral part of the financial statements.

65

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
PACCAR, Inc.(b)	23,416	$1,573,555
Parker-Hannifin Corp.†	693	111,102
Patrick Industries, Inc.*	1,534	108,761
Pentair PLC (Ireland)(a)	92,384	5,799,867
Ply Gem Holdings, Inc.*	1,764	34,751
Raytheon Co.†(b)	47,371	7,224,078
Regal Beloit Corp.†	40,078	3,031,901
Rockwell Automation, Inc.(b)	22,112	3,443,059
Rockwell Collins, Inc.†	59,368	5,768,195
Snap-on, Inc.(a)	24,272	4,093,958
Spirit AeroSystems Holdings, Inc., Class A†	78,122	4,524,826
SPX Corp.(b)*	66,795	1,619,779
Stanley Black & Decker, Inc.†(b)	69,615	9,249,745
Terex Corp.	51,530	1,618,042
Textron, Inc.(b)	143,241	6,816,839
TransDigm Group, Inc.(a)	9,525	2,097,024
Trex Co., Inc.(a)*	7,377	511,890
TriMas Corp.*	4,599	95,429
Tutor Perini Corp.(a)*	66,046	2,100,263
United Rentals, Inc.†(b)*	40,027	5,005,376
United Technologies Corp.†	15,089	1,693,137
Univar, Inc.†*	80,040	2,454,026
USG Corp.(a)*	113,613	3,612,893
Veritiv Corp.*	1,756	90,961
Wabash National Corp.(a)	112,914	2,336,191
Watts Water Technologies, Inc., Class A(a)	4,484	279,577
WESCO International, Inc.†*	15,674	1,090,127
WW Grainger, Inc.(a)	38,085	8,864,665

		273,475,390

Commercial & Professional Services — 3.7%
Dun & Bradstreet Corp. (The)†	19,501	2,104,938
Essendant, Inc.	14,895	225,659
FTI Consulting, Inc.(a)*	41,948	1,726,999
Huron Consulting Group, Inc.*	4,831	203,385
ICF International, Inc.†*	12,823	529,590
Kelly Services, Inc., Class A†(a)	9,637	210,665
Kimball International, Inc., Class B	2,135	35,228
LSC Communications, Inc.	22,991	578,454
ManpowerGroup, Inc.†	33,255	3,410,965
Matthews International Corp., Class A†	19,480	1,317,822
Navigant Consulting, Inc.*	21,509	491,696

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Nielsen Holdings PLC (United Kingdom)†	175,227	$7,238,627
Quad/Graphics, Inc.†	61,761	1,558,848
Republic Services, Inc.†	49,516	3,110,100
Ritchie Bros Auctioneers, Inc. (Canada)(a)	27,548	906,329
Robert Half International, Inc.†	89,238	4,357,492
RR Donnelley & Sons Co.†	82,702	1,001,521
SP Plus Corp.*	264	8,910
Steelcase, Inc., Class A(a)	43,690	731,808
Stericycle, Inc.(a)*	31,946	2,648,004
Team, Inc.*	4,258	115,179
Tetra Tech, Inc.(b)	5,449	222,592
TrueBlue, Inc.†*	35,181	962,200
UniFirst Corp.†	4,504	637,091
Waste Management, Inc.†(b)	43,236	3,152,769

		37,486,871

Consumer Durables & Apparel — 8.4%
Acushnet Holdings Corp.(a)*	20,451	353,393
Callaway Golf Co.†	51,589	571,090
Carter’s, Inc.(a)	22,659	2,034,778
Cavco Industries, Inc.†*	11,438	1,331,383
Coach, Inc.(b)	135,296	5,591,784
Deckers Outdoor Corp.(a)*	23,713	1,416,377
DR Horton, Inc.†(b)	113,909	3,794,309
Fossil Group, Inc.†(a)*	73,794	1,287,705
Garmin Ltd. (Switzerland)†(a)	154,495	7,896,239
Hanesbrands, Inc.(a)	187,891	3,900,617
Hasbro, Inc.(b)	56,965	5,686,246
iRobot Corp.(a)*	26,919	1,780,423
La-Z-Boy, Inc.(a)(b)	52,909	1,428,543
Leggett & Platt, Inc.(a)	49,318	2,481,682
Mattel, Inc.(a)	182,059	4,662,531
Michael Kors Holdings Ltd. (British Virgin Islands)†(b)*	118,317	4,509,061
Movado Group, Inc.	1,156	28,842
Newell Brands, Inc.	197,461	9,314,235
PulteGroup, Inc.(a)	140,817	3,316,240
PVH Corp.†	114	11,796
Ralph Lauren Corp.†(a)	53,005	4,326,268
TopBuild Corp.(b)*	28,112	1,321,264
Under Armour, Inc., Class C(a)*	173,544	3,175,855
VF Corp.(a)	172,338	9,473,420
Whirlpool Corp.†(a)	27,612	4,730,764

The accompanying notes are an integral part of the financial statements.

66

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Wolverine World Wide, Inc.(a)	28,967	$723,306

		85,148,151

Consumer Services — 6.7%
Amaya, Inc. (Canada)*	72	1,224
Bojangles’, Inc.(a)*	25,618	525,169
Brinker International, Inc.(a)	27,916	1,227,187
Capella Education Co.†	11,209	953,045
Carnival Corp. (Panama)(a)(b)	61,464	3,620,844
Cheesecake Factory, Inc. (The)(a)	11,195	709,315
Churchill Downs, Inc.†	6,794	1,079,227
Cracker Barrel Old Country Store, Inc.(a)	15,764	2,510,417
Darden Restaurants, Inc.†(b)	24,172	2,022,471
Denny’s Corp.*	612	7,570
DeVry Education Group, Inc.†(a)	39,669	1,406,266
DineEquity, Inc.(b)	50,359	2,740,537
Dunkin’ Brands Group, Inc.	18,129	991,294
Eldorado Resorts, Inc.*	49,072	928,688
Graham Holdings Co., Class B†	1,848	1,107,968
Hilton Worldwide Holdings, Inc.	10,094	590,095
ILG, Inc.	43,874	919,599
Isle of Capri Casinos, Inc.*	9,088	239,560
Jack in the Box, Inc.†(b)	40,261	4,095,349
La Quinta Holdings, Inc.†*	98,106	1,326,393
McDonald’s Corp.†(b)	90,697	11,755,238
Monarch Casino & Resort, Inc.*	253	7,474
Restaurant Brands International, Inc. (Canada)†	12,604	702,547
Royal Caribbean Cruises Ltd. (Liberia)†	73,657	7,226,488
SeaWorld Entertainment, Inc.(a)	48,419	884,615
Service Corp. International	18,674	576,653
Six Flags Entertainment Corp.	2,972	176,804
Sonic Corp.†(a)	119,034	3,018,702
Speedway Motorsports, Inc.	306	5,765
Weight Watchers International, Inc.*	82,915	1,290,987
Wendy’s Co. (The)(a)	81,789	1,113,148
Wyndham Worldwide Corp.(a)(b)	69,574	5,864,392
Yum! Brands, Inc.†(b)	133,982	8,561,450

		68,186,481

Energy — 3.7%
Archrock, Inc.†	171,276	2,123,822
Atwood Oceanics, Inc.(a)*	57,603	548,957
Baker Hughes, Inc.	6,362	380,575

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
CONSOL Energy, Inc.†*	52,043	$873,282
CVR Energy, Inc.(a)	19,077	383,066
Delek US Holdings, Inc.†(a)	81,445	1,976,670
Diamond Offshore Drilling, Inc.(a)*	46,594	778,586
Dorian LPG Ltd. (Marshall Island)*	200	2,106
Dril-Quip, Inc.(a)*	6,391	348,629
Exterran Corp.*	19,276	606,230
Exxon Mobil Corp.†	29,299	2,402,811
Halliburton Co.†(b)	62,214	3,061,551
Imperial Oil Ltd. (Canada)(a)	16,475	502,488
Kinder Morgan, Inc.†	87,942	1,911,859
McDermott International, Inc. (Panama)(a)*	133,122	898,574
Oceaneering International, Inc.(b)	70,148	1,899,608
Oil States International, Inc.(a)*	24,100	798,915
ONEOK, Inc.†	19,144	1,061,343
REX American Resources Corp.†*	9,601	868,794
Rowan Cos. PLC, Class A (United Kingdom)†(a)*	200,133	3,118,072
Seadrill Ltd. (Bermuda)*	15,871	26,187
Ship Finance International Ltd. (Bermuda)(a)	85,165	1,251,926
Smart Sand, Inc.*	11,903	193,424
Suncor Energy, Inc. (Canada)	52,313	1,608,625
Teekay Corp. (Marshall Island)(a)	27,331	250,079
Transocean Ltd. (Switzerland)(a)*	52,195	649,828
Unit Corp.(a)*	16,945	409,391
Valero Energy Corp.†	56,677	3,757,118
Western Refining, Inc.†	20,115	705,433
Williams Cos., Inc. (The)(b)	120,493	3,565,388

		36,963,337

Food & Staples Retailing — 4.8%
CVS Health Corp.†(a)(b)	242,484	19,034,994
Ingles Markets, Inc., Class A†	12,039	519,483
Kroger Co. (The)†(b)	272,461	8,034,875
SpartanNash Co.†	39,967	1,398,445
Walgreens Boots Alliance, Inc.†	99,979	8,303,256
Wal-Mart Stores, Inc.†	159,660	11,508,293
Weis Markets, Inc.†	1,608	95,917

		48,895,263

Food, Beverage & Tobacco — 10.4%
Altria Group, Inc.†	56,105	4,007,019
Archer-Daniels-Midland Co.†(b)	201,259	9,265,964
Boston Beer Co., Inc., Class A(a)*	1,862	269,338

The accompanying notes are an integral part of the financial statements.

67

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Brown-Forman Corp., Class B(a)	44,971	$2,076,761
Campbell Soup Co.(a)(b)	147,703	8,454,520
Coca-Cola Co. (The)†	65,280	2,770,483
Conagra Brands, Inc.†(b)	193,809	7,818,255
Dr Pepper Snapple Group, Inc.†	106,833	10,461,087
Fresh Del Monte Produce, Inc. (Cayman Islands)(a)	9,218	545,982
General Mills, Inc.†(a)	90,524	5,341,821
Hershey Co. (The)(b)	74,053	8,090,290
Hormel Foods Corp.(a)	266,187	9,218,056
Ingredion, Inc.†	2,213	266,512
JM Smucker Co. (The)(b)	23,654	3,100,566
John B Sanfilippo & Son, Inc.(a)	4,122	301,689
Kellogg Co.†	10,835	786,729
McCormick & Co., Inc., non-voting shares†(a)	77,375	7,547,931
Mondelez International, Inc., Class A†	19,266	829,979
Philip Morris International, Inc.†	31,526	3,559,285
Pilgrim’s Pride Corp.(a)	43,770	985,044
Pinnacle Foods, Inc.(b)	59,137	3,422,258
Reynolds American, Inc.†	25,900	1,632,218
Snyder’s-Lance, Inc.	8,225	331,550
Tyson Foods, Inc., Class A†(a)	196,342	12,116,265
Universal Corp.†(a)	22,782	1,611,826

		104,811,428

Health Care Equipment & Services — 14.1%
Abbott Laboratories(b)	119,395	5,302,332
Acadia Healthcare Co., Inc.(a)*	125,236	5,460,290
Air Methods Corp.†(a)*	17,800	765,400
Alere, Inc.†*	4,517	179,460
American Renal Associates Holdings, Inc.(a)*	6,680	112,758
AmerisourceBergen Corp.(a)	11,419	1,010,582
AMN Healthcare Services, Inc.(a)*	60,239	2,445,703
Analogic Corp.†	6,742	511,718
AngioDynamics, Inc.*	11,860	205,771
Anika Therapeutics, Inc.†*	5,444	236,487
Baxter International, Inc.(b)	266,612	13,826,498
Boston Scientific Corp.(a)*	324,509	8,070,539
Cerner Corp.(a)*	55,065	3,240,575
Chemed Corp.†	5,634	1,029,275
Community Health Systems, Inc.†*	112,529	998,132
CONMED Corp.(a)	10,848	481,760

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Cooper Cos., Inc. (The)†	3,060	$611,663
Cotiviti Holdings, Inc.(b)*	67,232	2,798,868
CR Bard, Inc.†	3,079	765,255
Danaher Corp.(b)	70,268	6,010,022
DaVita, Inc.†(b)*	95,597	6,497,728
Express Scripts Holding Co.†(a)*	273,536	18,028,758
Globus Medical, Inc., Class A(a)*	17,290	512,130
Haemonetics Corp.*	3,639	147,634
Halyard Health, Inc.†*	90,281	3,438,803
HCA Holdings, Inc.†(b)*	95,118	8,464,551
Henry Schein, Inc.(a)*	16,383	2,784,618
Hill-Rom Holdings, Inc.†	5,636	397,902
HMS Holdings Corp.†*	57,388	1,166,698
ICU Medical, Inc.†*	5,798	885,355
Integer Holdings Corp.*	38,138	1,533,148
Integra LifeSciences Holdings Corp.*	8,307	349,974
Kindred Healthcare, Inc.†(a)	175,888	1,468,665
Laboratory Corp. of America Holdings†*	46,864	6,723,578
Masimo Corp.†*	3,780	352,523
McKesson Corp.†	38,958	5,775,913
MEDNAX, Inc.(a)*	22,395	1,553,765
Medtronic PLC (Ireland)(a)(b)	48,643	3,918,680
Meridian Bioscience, Inc.†(a)	58,032	800,842
Natus Medical, Inc.†(b)*	24,922	978,188
Owens & Minor, Inc.(a)	46,677	1,615,024
Quality Systems, Inc.*	12,189	185,760
Quest Diagnostics, Inc.†	56,395	5,537,425
ResMed, Inc.†(a)	6,526	469,676
Select Medical Holdings Corp.*	107,163	1,430,626
STERIS PLC (United Kingdom)†	12,460	865,472
Stryker Corp.(a)	17,362	2,285,707
Tivity Health, Inc.*	22,419	652,393
Varian Medical Systems, Inc.†(a)*	30,803	2,807,077
Veeva Systems, Inc., Class A(a)*	31,111	1,595,372
Zimmer Biomet Holdings, Inc.†	46,335	5,657,967

		142,945,040

Household & Personal Products — 2.1%
Avon Products, Inc.(a)*	408,305	1,796,542
Central Garden & Pet Co., Class A†*	21,466	745,299
Church & Dwight Co., Inc.†	94,003	4,687,930
Colgate-Palmolive Co	18,941	1,386,292
Estee Lauder Cos., Inc. (The), Class A	1,671	141,684

The accompanying notes are an integral part of the financial statements.

68

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Inter Parfums, Inc.	717	$26,206
Kimberly-Clark Corp.†	52,949	6,969,677
Procter & Gamble Co. (The)†(b)	56,867	5,109,500

		20,863,130

Materials — 5.9%
Agrium, Inc. (Canada)(a)	14,250	1,361,588
Air Products & Chemicals, Inc.	1,610	217,817
Albemarle Corp.(b)	25,342	2,677,129
Axalta Coating Systems Ltd. (Bermuda)*	31,445	1,012,529
Cabot Corp.†	22,828	1,367,625
Chemours Co. (The)†	58,621	2,256,908
Chemtura Corp.†*	34,499	1,152,267
Domtar Corp.	25,094	916,433
Eagle Materials, Inc.(b)	56,769	5,514,541
EI du Pont de Nemours & Co.†	48,498	3,895,844
FMC Corp.†	11,010	766,186
FutureFuel Corp.(a)	6,600	93,588
Graphic Packaging Holding Co.	97,221	1,251,234
Greif, Inc., Class A(b)	39,699	2,187,018
Headwaters, Inc.†*	40,320	946,714
Huntsman Corp.†(b)	47,090	1,155,589
Ingevity Corp.*	16,654	1,013,396
Innophos Holdings, Inc.†	31,940	1,723,802
Koppers Holdings, Inc.†*	21,457	908,704
Kraton Corp.†(a)*	53,913	1,666,990
Louisiana-Pacific Corp.†(a)(b)*	125,540	3,115,903
LyondellBasell Industries NV, Class A (Netherlands)†	43,281	3,946,794
Minerals Technologies, Inc.†	15,418	1,181,019
Monsanto Co.†	24,873	2,815,624
Neenah Paper, Inc.	3,322	248,153
Olin Corp.	6,847	225,061
Owens-Illinois, Inc.†*	51,782	1,055,317
Platform Specialty Products Corp.*	13,901	180,991
PolyOne Corp.	8,556	291,674
PPG Industries, Inc.†(a)	27,910	2,932,783
RPM International, Inc.†	2,583	142,142
Schweitzer-Mauduit International, Inc.†	34,588	1,432,635
Sealed Air Corp.	35,729	1,557,070
Silgan Holdings, Inc.(a)	23,568	1,398,996
Sonoco Products Co.†(a)	21,783	1,152,756
Stepan Co.	1,238	97,567

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Summit Materials, Inc., Class A(b)*	93,735	$2,316,192
Trinseo SA (Luxembourg)†	50,589	3,394,522

		59,571,101

Media — 8.6%
AMC Networks, Inc., Class A†*	26,206	1,537,768
CBS Corp., Class B, non-voting shares†(a)	150,037	10,406,566
Comcast Corp., Class A†(b)	127,500	4,792,725
Discovery Communications, Inc., Class A(a)*	248,482	7,228,341
DISH Network Corp., Class A(a)*	36,062	2,289,576
Gray Television, Inc.*	65,717	952,896
Interpublic Group of Cos., Inc. (The)†(a)	213,493	5,245,523
MSG Networks, Inc., Class A†(a)*	109,046	2,546,224
News Corp., Class A(b)	237,424	3,086,512
Omnicom Group, Inc.(a)(b)	102,597	8,844,887
Scholastic Corp.	9,673	411,780
Scripps Networks Interactive, Inc., Class A(a)	60,496	4,741,071
Sinclair Broadcast Group, Inc., Class A†	53,669	2,173,594
TEGNA, Inc.†(b)	182,392	4,672,883
Time Warner, Inc.†(b)	69,905	6,830,418
Twenty-First Century Fox, Inc., Class A†(a)(b)	301,273	9,758,232
Viacom, Inc., Class B†(b)	176,102	8,209,875
Walt Disney Co. (The)(b)	34,028	3,858,435

		87,587,306

Pharmaceuticals, Biotechnology & Life Sciences — 16.5%
AbbVie, Inc.†(b)	147,873	9,635,405
Acorda Therapeutics, Inc.(a)*	44,095	925,995
Agilent Technologies, Inc.†	21,243	1,123,117
Akorn, Inc.(b)*	22,387	539,079
Alexion Pharmaceuticals, Inc.*	4,195	508,602
Alkermes PLC (Ireland)(a)*	15,583	911,606
AMAG Pharmaceuticals, Inc.†(a)*	130,901	2,951,818
Amgen, Inc.†	88,889	14,584,018
BioCryst Pharmaceuticals, Inc.(a)*	22,350	187,740
Biogen, Inc.†*	60,938	16,661,668
Bioverativ, Inc.†*	29,367	1,599,327
Blueprint Medicines Corp.*	4,675	186,953
Bruker Corp.	15,709	366,491
Celgene Corp.†*	32,467	4,039,869

The accompanying notes are an integral part of the financial statements.

69

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Charles River Laboratories International, Inc.†*	22,325	$2,008,134
Coherus Biosciences, Inc.†*	11,255	238,043
Cytokinetics, Inc.*	5,409	69,506
Eagle Pharmaceuticals, Inc.(a)*	27,122	2,249,499
Eli Lilly & Co.†(b)	104,167	8,761,486
Emergent BioSolutions, Inc.(b)*	25,429	738,458
Enanta Pharmaceuticals, Inc.†*	8,521	262,447
Endo International PLC (Ireland)*	129,827	1,448,869
Exelixis, Inc.(a)*	181,770	3,938,956
Gilead Sciences, Inc.†	275,358	18,702,315
Heska Corp.*	2,055	215,734
Horizon Pharma PLC (Ireland)(a)*	13,606	201,097
INC Research Holdings, Inc., Class A†*	4,412	202,290
Incyte Corp., Ltd.†*	16,246	2,171,603
Insys Therapeutics, Inc.(a)*	46,221	485,783
Ionis Pharmaceuticals, Inc.†(a)*	69,791	2,805,598
Ironwood Pharmaceuticals, Inc.(a)*	91,264	1,556,964
Jazz Pharmaceuticals PLC (Ireland)†*	4,076	591,550
Johnson & Johnson†(b)	75,415	9,392,938
Lannett Co., Inc.(a)*	137,936	3,082,870
Ligand Pharmaceuticals, Inc.†(a)*	24,385	2,580,908
Merck & Co., Inc.†(b)	193,807	12,314,497
MiMedx Group, Inc.(a)*	32,939	313,909
Mylan NV (Netherlands)*	127,023	4,952,627
Myriad Genetics, Inc.(a)*	89,351	1,715,539
PerkinElmer, Inc.†	47,112	2,735,323
Pfizer, Inc.†	271,882	9,301,083
Phibro Animal Health Corp., Class A	3,417	96,018
PRA Health Sciences, Inc.†*	33,885	2,210,319
Prestige Brands Holdings, Inc.†(a)*	31,138	1,730,027
Progenics Pharmaceuticals, Inc.†(a)*	166,476	1,571,533
QIAGEN NV (Netherlands)	6,327	183,293
Quintiles IMS Holdings, Inc.†*	18,510	1,490,610
Repligen Corp.†(a)*	38,059	1,339,677
Seattle Genetics, Inc.(a)*	21,980	1,381,663
Sucampo Pharmaceuticals, Inc., Class A(a)*	39,039	429,429
Supernus Pharmaceuticals, Inc.(a)*	20,139	630,351
Thermo Fisher Scientific, Inc.†	3,783	581,069
United Therapeutics Corp.†(a)(b)*	22,149	2,998,532

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Vanda Pharmaceuticals, Inc.*	42,818	$599,452
VWR Corp.(a)*	10,617	299,399
Waters Corp.†(b)*	11,387	1,779,902
Xencor, Inc.†*	65,556	1,568,099
Zoetis, Inc.†	15,559	830,384

		166,979,471

Retailing — 9.6%
1-800-Flowers.com, Inc., Class A*	2,326	23,725
Aaron’s, Inc.†(a)	75,168	2,235,496
Abercrombie & Fitch Co., Class A(a)	94,141	1,123,102
American Eagle Outfitters, Inc.(a)	44,010	617,460
Asbury Automotive Group, Inc.*	21,756	1,307,536
Ascena Retail Group, Inc.(a)*	40,657	173,199
AutoNation, Inc.(a)*	100,529	4,251,371
AutoZone, Inc.†(a)(b)*	7,263	5,251,512
Bed Bath & Beyond, Inc.(a)	124,288	4,904,404
Best Buy Co., Inc.(a)	45,697	2,246,008
Buckle, Inc. (The)(a)	73,670	1,370,262
Camping World Holdings, Inc., Class A(a)	13,181	424,955
Dick’s Sporting Goods, Inc.(b)	4,018	195,516
Dillard’s, Inc., Class A(a)	15,791	824,922
Dollar General Corp.†	44,227	3,083,949
Dollar Tree, Inc.†*	29,818	2,339,520
Expedia, Inc.†	2,694	339,902
Foot Locker, Inc.†(b)	37,581	2,811,435
Gap, Inc. (The)(a)	214,923	5,220,480
Genuine Parts Co.†(a)	61,368	5,671,017
Group 1 Automotive, Inc.†	5,630	417,070
Home Depot, Inc. (The)	1,092	160,338
HSN, Inc.†	64,871	2,406,714
Kohl’s Corp.†(a)	17,306	688,952
L Brands, Inc.(a)	86,079	4,054,321
Liberty Interactive Corp. QVC Group, Class A†*	36,920	739,138
Lowe’s Cos., Inc.(b)	6,186	508,551
Macy’s, Inc.	16,717	495,492
Monro Muffler Brake, Inc.	1,071	55,799
Nordstrom, Inc.(a)	26,769	1,246,632
Nutrisystem, Inc.(b)	54,669	3,034,130
Office Depot, Inc.(a)	448,006	2,089,948
O’Reilly Automotive, Inc.*	1,709	461,157
Pool Corp.†	7,525	897,958

The accompanying notes are an integral part of the financial statements.

70

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Priceline Group, Inc. (The)†*	2,364	$4,207,849
Ross Stores, Inc.†(b)	70,342	4,633,428
Signet Jewelers, Ltd. (Bermuda)(a)	9,525	659,797
Staples, Inc.†(b)	346,772	3,041,190
Target Corp.†(a)	152,514	8,417,248
Tiffany & Co.(a)	28,939	2,757,887
TJX Cos., Inc. (The)†(b)	105,324	8,329,022
Tractor Supply Co.(a)	50,553	3,486,640

		97,205,032

Semiconductors & Semiconductor Equipment — 10.3%
Amkor Technology, Inc.(a)*	143,014	1,657,532
Analog Devices, Inc.†	123,109	10,088,783
Applied Materials, Inc.†(b)	334,414	13,008,705
Broadcom Ltd. (Singapore)	3	657
Cabot Microelectronics Corp.	9,853	754,838
Cirrus Logic, Inc.(a)*	62,782	3,810,240
Diodes, Inc.*	6,211	149,375
Exar Corp.*	7,100	92,371
Intel Corp.†(b)	398,742	14,382,624
KLA-Tencor Corp.	56,483	5,369,839
Lam Research Corp.	63,618	8,166,006
Marvell Technology Group Ltd. (Bermuda)	55,042	839,941
Maxim Integrated Products, Inc.†	9,889	444,609
MaxLinear, Inc.†*	23,613	662,345
Microchip Technology, Inc.(a)	33,670	2,484,173
MKS Instruments, Inc.†(a)	39,669	2,727,244
Nanometrics, Inc.*	7,303	222,449
Photronics, Inc.†*	47,285	505,950
QUALCOMM, Inc.†(b)	272,063	15,600,092
Skyworks Solutions, Inc.(a)(b)	94,250	9,234,615
Teradyne, Inc.†	37,196	1,156,796
Texas Instruments, Inc.†	128,367	10,341,245
Xilinx, Inc.†	50,566	2,927,266

		104,627,695

Software & Services — 13.1%
Accenture PLC, Class A (Ireland)†	37,334	4,475,600
Adobe Systems, Inc.*	5,482	713,373
Akamai Technologies, Inc.†(a)(b)*	85,688	5,115,574
Alphabet, Inc., Class A*	1,406	1,192,007
ANSYS, Inc.†(a)*	18,473	1,974,209
Aspen Technology, Inc.†(a)*	48,249	2,842,831
Automatic Data Processing, Inc.(a)	5,822	596,115
Bankrate, Inc.†*	80,826	779,971

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Booz Allen Hamilton Holding Corp.†	22,574	$798,894
CA, Inc.†	277,581	8,804,869
CACI International, Inc., Class A†*	2,115	248,090
Cadence Design Systems, Inc.†*	17,639	553,865
Cardtronics PLC, Class A (United Kingdom)(a)*	5,361	250,627
CDK Global, Inc.(b)	56,442	3,669,294
Citrix Systems, Inc.†(a)*	88,384	7,370,342
CommerceHub, Inc., Class A*	70	1,084
Conduent, Inc.*	81,742	1,371,631
Convergys Corp.(a)	26,739	565,530
CoreLogic, Inc.*	11,914	485,138
CSG Systems International, Inc.†	13,499	510,397
CSRA, Inc.†	123,396	3,614,269
DST Systems, Inc.†	13,762	1,685,845
eBay, Inc.†*	233,454	7,837,051
Facebook, Inc., Class A(b)*	8,708	1,236,971
Fidelity National Information Services, Inc.†(b)	59,841	4,764,540
Gigamon, Inc.*	26,925	957,184
Globant SA (Luxembourg)(a)*	11,738	427,263
GrubHub, Inc.(a)*	9,041	297,358
GTT Communications, Inc.(a)*	12,039	293,150
IAC/InterActiveCorp.†*	33,752	2,488,197
International Business Machines Corp.†	29,188	5,082,798
j2 Global, Inc.(a)	43,778	3,673,412
LogMeIn, Inc.	18,883	1,841,092
Manhattan Associates, Inc.†*	52,982	2,757,713
MAXIMUS, Inc.†	8,121	505,126
MicroStrategy, Inc., Class A†*	7,158	1,344,272
NIC, Inc.†(a)(b)	66,899	1,351,360
Nuance Communications, Inc.†*	31,745	549,506
Open Text Corp. (Canada)†	49,806	1,693,902
Oracle Corp.†	29,497	1,315,861
Paychex, Inc.(a)	62,033	3,653,744
Perficient, Inc.*	2,264	39,303
Progress Software Corp.	26,283	763,521
QAD, Inc., Class A	106	2,952
Qualys, Inc.*	9,572	362,779
Science Applications International Corp.(a)(b)	34,197	2,544,257
SS&C Technologies Holdings, Inc.	907	32,108
Stamps.com, Inc.(a)*	36,740	4,348,179

The accompanying notes are an integral part of the financial statements.

71

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Sykes Enterprises, Inc.†*	5,958	$175,165
Symantec Corp.(b)	106,812	3,276,992
Synchronoss Technologies, Inc.(a)*	25,479	621,688
Synopsys, Inc.(b)*	41,948	3,025,709
Teradata Corp.(a)*	91,632	2,851,588
TiVo Corp.	48,378	907,088
Trade Desk, Inc. (The), Class A*	66,928	2,493,068
Travelport Worldwide Ltd.
(Bermuda)†	61,392	722,584
Tyler Technologies, Inc.(a)*	3,546	548,070
VASCO Data Security International, Inc.*	34,288	462,888
VeriSign, Inc.(a)*	35,511	3,093,363
Visa, Inc., Class A(a)	2,647	235,239
VMware, Inc., Class A(a)*	40,450	3,727,063
Web.com Group, Inc.*	16,965	327,424
WebMD Health Corp.(a)*	84,863	4,470,583
Western Union Co. (The)(a)(b)	315,612	6,422,704
WEX, Inc.(a)*	15,355	1,589,245

		132,733,615

Technology Hardware & Equipment — 14.3%
Amphenol Corp., Class A(a)	12,338	878,095
Anixter International, Inc.(b)*	28,391	2,251,406
Apple, Inc.†(b)	100,532	14,442,427
Applied Optoelectronics, Inc.(a)*	7,698	432,243
AVX Corp.(a)	46,775	766,174
Belden, Inc.†(a)	16,069	1,111,814
Benchmark Electronics, Inc.†*	78,621	2,500,148
CDW Corp.	8,312	479,685
Cisco Systems, Inc.†	438,005	14,804,569
CommScope Holding Co., Inc.†*	101,322	4,226,141
Corning, Inc.†	457,963	12,365,001
F5 Networks, Inc.†(b)*	31,262	4,457,023
FLIR Systems, Inc.(b)	87,860	3,187,561
Harris Corp.(b)	27,872	3,101,317
Hewlett Packard Enterprise Co.†(b)	337,824	8,006,429
HP, Inc.†	487,296	8,712,852
Insight Enterprises, Inc.*	2,993	122,982
InterDigital, Inc.†	58,479	5,046,738
Juniper Networks, Inc.†(a)	280,329	7,801,556
Keysight Technologies, Inc.†*	63,545	2,296,516
Motorola Solutions, Inc.†(a)(b)	99,077	8,542,419
NCR Corp.(a)(b)*	87,877	4,014,221
NetApp, Inc.†	112,746	4,718,420

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
NETGEAR, Inc.†*	5,318	$263,507
Novanta, Inc. (Canada)*	2,552	67,756
Plantronics, Inc.†(b)	32,787	1,774,105
Plexus Corp.†*	15,678	906,188
Sanmina Corp.†*	32,159	1,305,655
Seagate Technology PLC (Ireland)(a)	161,897	7,435,929
TE Connectivity Ltd. (Switzerland)†	37,323	2,782,430
TTM Technologies, Inc.†(a)*	95,928	1,547,319
Vishay Intertechnology, Inc.(a)	152,995	2,516,768
Western Digital Corp.†(a)(b)	74,034	6,110,026
Xerox Corp.†(b)	563,183	4,133,763
Zebra Technologies Corp., Class A†* .	21,982	2,005,858

		145,115,041

Telecommunication Services — 2.3%
AT&T, Inc.†	50,944	2,116,723
Frontier Communications Corp.(a)	936,200	2,003,468
Intelsat SA (Luxembourg)*	657	2,727
Level 3 Communications, Inc.†*	58,532	3,349,201
Rogers Communications, Inc., Class B (Canada)(a)	16,202	716,452
Sprint Corp.(a)*	360,605	3,130,051
Verizon Communications, Inc.†	218,620	10,657,725
Vonage Holdings Corp.†(a)*	191,516	1,210,381

		23,186,728

Transportation — 7.9%
Alaska Air Group, Inc.(a)(b)	42,451	3,914,831
American Airlines Group, Inc.(a)(b)	7,641	323,214
Canadian Pacific Railway Ltd. (Canada)	9,738	1,430,707
CH Robinson Worldwide, Inc.†(a)	45,371	3,506,725
CSX Corp.†	42,650	1,985,358
Delta Air Lines, Inc.†	355,826	16,353,763
Expeditors International of Washington, Inc.†	58,076	3,280,713
Forward Air Corp.	7,936	377,515
Hawaiian Holdings, Inc.(a)*	49,066	2,279,116
Heartland Express, Inc.†(a)	82,707	1,658,275
Kirby Corp.(a)*	7,596	535,898
Norfolk Southern Corp.†(b)	52,999	5,934,298
Old Dominion Freight Line, Inc	23,440	2,005,761
Ryder System, Inc.†(b)	60,051	4,530,247
Saia, Inc.*	11,832	524,158
Southwest Airlines Co.†	121,189	6,515,121
Swift Transportation Co.(a)*	116,080	2,384,283

The accompanying notes are an integral part of the financial statements.

72

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Union Pacific Corp.†	61,936	$6,560,261
United Continental Holdings, Inc.†*	139,462	9,851,596
XPO Logistics, Inc.†(a) *	115,585	5,535,366

		79,487,206

TOTAL COMMON STOCKS (Cost $1,576,047,714)		1,760,126,409

	Par Value
CORPORATE BONDS AND NOTES — 0.0%
Capital Goods — 0.0%
Mueller Industries, Inc. 6.00%, 03/01/2027	$19,240	19,096

TOTAL CORPORATE BONDS AND NOTES (Cost $19,240)		19,096

TOTAL LONG POSITIONS - 173.8% (Cost $1,576,066,954)		1,760,145,505

	Number of Shares
SHORT POSITIONS — (74.2)%
COMMON STOCKS — (74.2)%
Automobiles & Components — (1.2)%
Adient PLC (Ireland)	(45,220)	(3,286,137)
Dana, Inc.	(11,450)	(221,100)
Fox Factory Holding Corp.*	(45,669)	(1,310,700)
Gentherm, Inc.*	(13,170)	(516,922)
LCI Industries	(1,373)	(137,025)
Metaldyne Performance Group, Inc.	(15,049)	(343,870)
Modine Manufacturing Co.*	(16,750)	(204,350)
Superior Industries International, Inc.	(4,517)	(114,506)
Tesla, Inc.*	(20,422)	(5,683,443)

		(11,818,053)

Capital Goods — (7.9)%
AAON, Inc.	(19,995)	(706,823)
AAR Corp.	(36,020)	(1,211,353)
Actuant Corp., Class A	(41,327)	(1,088,966)
Acuity Brands, Inc.	(7,340)	(1,497,360)
AECOM*	(63,978)	(2,276,977)
Aegion Corp.*	(2,653)	(60,780)
Aerovironment, Inc.*	(40,006)	(1,121,368)
Albany International Corp., Class A	(4,091)	(188,391)
Altra Industrial Motion Corp.	(5,546)	(216,017)
American Railcar Industries, Inc.	(2,703)	(111,093)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Armstrong Flooring, Inc.*	(1,211)	$(22,307)
Axon Enterprise, Inc.*	(77,556)	(1,767,501)
AZZ, Inc.	(981)	(58,370)
Babcock & Wilcox Enterprises, Inc.*	(50,793)	(474,407)
Beacon Roofing Supply, Inc.*	(10,393)	(510,920)
Blue Bird Corp.*	(46)	(789)
Briggs & Stratton Corp.	(29,968)	(672,782)
BWX Technologies, Inc.	(19,311)	(919,204)
CAE, Inc. (Canada)	(7,538)	(115,256)
Chicago Bridge & Iron Co. NV (Netherlands)	(67,688)	(2,081,406)
CIRCOR International, Inc.	(4,417)	(262,547)
Comfort Systems USA, Inc.	(15,317)	(561,368)
Cubic Corp.	(9,619)	(507,883)
Douglas Dynamics, Inc.	(21,833)	(669,181)
Dycom Industries, Inc.*	(15,079)	(1,401,593)
Encore Wire Corp.	(11,722)	(539,212)
Energy Recovery, Inc.*	(53,038)	(441,276)
EnPro Industries, Inc.	(14,305)	(1,017,944)
ESCO Technologies, Inc.	(4,943)	(287,188)
Fastenal Co.	(8,509)	(438,214)
Federal Signal Corp.	(52,403)	(723,685)
GMS, Inc.*	(11,375)	(398,580)
Granite Construction, Inc.	(23,909)	(1,199,993)
Herc Holdings, Inc.*	(73,849)	(3,610,478)
Hyster-Yale Materials Handling, Inc.	(13,011)	(733,690)
Insteel Industries, Inc.	(25,676)	(927,931)
John Bean Technologies Corp.	(20,474)	(1,800,688)
KBR, Inc.	(119,626)	(1,797,979)
Kennametal, Inc.	(94,303)	(3,699,507)
KLX, Inc.*	(58,376)	(2,609,407)
Kratos Defense & Security Solutions, Inc.*	(59,202)	(460,592)
Lockheed Martin Corp.	(1,039)	(278,036)
Manitowoc Co., Inc. (The)*	(465,043)	(2,650,745)
Masonite International Corp. (Canada)*	(24,349)	(1,929,658)
Mercury Systems, Inc.*	(74,212)	(2,897,979)
Mueller Water Products, Inc., Class A	(26,546)	(313,774)
MYR Group, Inc.*	(10,742)	(440,422)
Navistar International Corp.*	(65,376)	(1,609,557)
NCI Building Systems, Inc.*	(7,319)	(125,521)
Nexeo Solutions, Inc.*	(2,675)	(23,700)
PGT Innovations, Inc.*	(26,720)	(287,240)

The accompanying notes are an integral part of the financial statements.

73

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Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Primoris Services Corp.	(11,262)	$(261,504)
Proto Labs, Inc.*	(14,719)	(752,141)
Quanex Building Products Corp.	(1,942)	(39,326)
Raven Industries, Inc.	(4,067)	(118,146)
RBC Bearings, Inc.*	(7,777)	(755,069)
Rexnord Corp.*	(10,719)	(247,395)
Roper Technologies, Inc.	(15,361)	(3,171,893)
Sensata Technologies Holding NV (Netherlands)*	(36,088)	(1,575,963)
SiteOne Landscape Supply, Inc.*	(49,377)	(2,390,341)
Standex International Corp.	(2,577)	(258,087)
Sun Hydraulics Corp.	(5,115)	(184,703)
Sunrun, Inc.*	(331,924)	(1,792,390)
Teledyne Technologies, Inc.*	(1,734)	(219,282)
Tennant Co.	(10,535)	(765,368)
Textainer Group Holdings Ltd. (Bermuda)	(22,354)	(342,016)
Thermon Group Holdings, Inc.*	(16,420)	(342,193)
Timken Co. (The)	(8,341)	(377,013)
Titan International, Inc.	(15,477)	(160,032)
Toro Co. (The)	(17,590)	(1,098,671)
Trinity Industries, Inc.	(115,537)	(3,067,507)
Triumph Group, Inc.	(84,808)	(2,183,806)
Universal Forest Products, Inc.	(20,300)	(2,000,362)
Valmont Industries, Inc.	(1,766)	(274,613)
Vicor Corp.*	(545)	(8,774)
WABCO Holdings, Inc.*	(4,173)	(489,994)
Wabtec Corp.	(63,960)	(4,988,880)
Welbilt, Inc.*	(37,264)	(731,492)
Wesco Aircraft Holdings, Inc.*	(21,062)	(240,107)
Woodward, Inc.	(14,852)	(1,008,748)
Xylem, Inc.	(2,670)	(134,087)

		(79,727,541)

Commercial & Professional Services — (3.3)%
ABM Industries, Inc.	(8,140)	(354,904)
Advanced Disposal Services, Inc.*	(6,247)	(141,182)
Advisory Board Co. (The)*	(122,827)	(5,748,304)
Brady Corp., Class A	(7,065)	(273,062)
CEB, Inc.	(43,883)	(3,449,204)
Clean Harbors, Inc.*	(87,797)	(4,883,269)
Copart, Inc.*	(319)	(19,756)
Covanta Holding Corp.	(99,298)	(1,558,979)
Equifax, Inc.	(17,374)	(2,375,721)
Healthcare Services Group, Inc.	(55,227)	(2,379,731)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Herman Miller, Inc.	(28,020)	$(884,031)
HNI Corp.	(8,194)	(377,661)
IHS Markit Ltd. (Bermuda)*	(37,287)	(1,564,190)
InnerWorkings, Inc.*	(7,708)	(76,772)
Insperity, Inc.	(10,153)	(900,063)
Knoll, Inc.	(328)	(7,810)
Korn/Ferry International	(41,147)	(1,295,719)
Mistras Group, Inc.*	(2,358)	(50,414)
MSA Safety, Inc.	(2,927)	(206,910)
Multi-Color Corp.	(21,738)	(1,543,398)
Rollins, Inc.	(16,260)	(603,734)
RPX Corp.*	(997)	(11,964)
TransUnion*	(32,599)	(1,250,172)
TriNet Group, Inc.*	(7,919)	(228,859)
US Ecology, Inc.	(12,671)	(593,636)
WageWorks, Inc.*	(42,664)	(3,084,607)

		(33,864,052)

Consumer Durables & Apparel — (1.9)%
Columbia Sportswear Co.	(12,331)	(724,446)
Ethan Allen Interiors, Inc.	(12,722)	(389,929)
G-III Apparel Group Ltd.*	(138,866)	(3,039,777)
Gildan Activewear, Inc. (Canada)	(49,867)	(1,348,404)
Helen Of Troy Ltd. (Bermuda)*	(20,269)	(1,909,340)
Lululemon Athletica, Inc.*	(45,594)	(2,364,961)
Mohawk Industries, Inc.*	(6,725)	(1,543,320)
Nautilus, Inc.*	(30,315)	(553,249)
NIKE, Inc., Class B	(46,727)	(2,604,096)
Oxford Industries, Inc.	(11,371)	(651,103)
Polaris Industries, Inc.	(23,729)	(1,988,490)
Skechers U.S.A., Inc., Class A*	(18,704)	(513,425)
Steven Madden Ltd.*	(18,319)	(706,197)
Vista Outdoor, Inc.*	(38,907)	(801,095)

		(19,137,832)

Consumer Services — (4.6)%
BJ’s Restaurants, Inc.*	(55,973)	(2,261,309)
Bloomin’ Brands, Inc.	(128,698)	(2,539,212)
Bob Evans Farms, Inc.	(4,425)	(287,050)
Boyd Gaming Corp.*	(186,712)	(4,109,531)
Bright Horizons Family Solutions,
Inc.*	(21,647)	(1,569,191)
Buffalo Wild Wings, Inc.*	(1,138)	(173,830)
Career Education Corp.*	(6,416)	(55,819)
Carrols Restaurant Group, Inc.*	(21,713)	(307,239)
Chegg, Inc.*	(82,298)	(694,595)

The accompanying notes are an integral part of the financial statements.

74

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Chipotle Mexican Grill, Inc.*	(15,063)	$(6,710,868)
Chuy’s Holdings, Inc.*	(22,638)	(674,612)
ClubCorp Holdings, Inc.	(54,492)	(874,597)
Dave & Buster’s Entertainment, Inc.*	(70,641)	(4,315,459)
Del Taco Restaurants, Inc.*	(2,596)	(34,423)
Fiesta Restaurant Group, Inc.*	(22,686)	(549,001)
Grand Canyon Education, Inc.*	(2,969)	(212,610)
Houghton Mifflin Harcourt Co.*	(14,605)	(148,241)
Hyatt Hotels Corp., Class A*	(77,593)	(4,188,470)
Intrawest Resorts Holdings, Inc.*	(6,616)	(165,466)
K12, Inc.*	(11,600)	(222,140)
Marcus Corp. (The)	(1,301)	(41,762)
MGM Resorts International	(73,807)	(2,022,312)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(4,959)	(251,570)
Panera Bread Co., Class A*	(7,160)	(1,874,989)
Planet Fitness, Inc., Class A	(23,334)	(449,646)
Red Robin Gourmet Burgers, Inc.*	(45,229)	(2,643,635)
Red Rock Resorts, Inc., Class A	(11,521)	(255,536)
Ruth’s Hospitality Group, Inc.	(3,663)	(73,443)
ServiceMaster Global Holdings, Inc.* .	(9,198)	(384,016)
Shake Shack, Inc., Class A*	(149,213)	(4,983,714)
Texas Roadhouse, Inc.	(52,408)	(2,333,728)
Wingstop, Inc.	(16,450)	(465,209)
Wynn Resorts Ltd.	(8,555)	(980,489)

		(46,853,712)

Energy — (3.9)%
Basic Energy Services, Inc.*	(30,631)	(1,021,850)
Bristow Group, Inc.	(42,675)	(649,087)
C&J Energy Services, Inc.*	(21,353)	(727,070)
Cameco Corp. (Canada)	(43,194)	(478,158)
Cenovus Energy, Inc. (Canada)	(157,771)	(1,782,812)
Cheniere Energy, Inc.*	(52,250)	(2,469,858)
Enbridge, Inc. (Canada)	(14,495)	(606,471)
Forum Energy Technologies, Inc.*	(55,961)	(1,158,393)
Frank’s International NV (Netherlands)	(56,918)	(601,623)
Green Plains, Inc.	(32,580)	(806,355)
Helix Energy Solutions Group, Inc.*	(249,369)	(1,937,597)
Helmerich & Payne, Inc.	(17,619)	(1,172,897)
Marathon Petroleum Corp.	(13,238)	(669,049)
National Oilwell Varco, Inc.	(31,352)	(1,256,902)
Newpark Resources, Inc.*	(30,090)	(243,729)
Noble Corp. PLC (United Kingdom)	(393,997)	(2,438,841)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Occidental Petroleum Corp.	(98,244)	$(6,224,740)
Par Pacific Holdings, Inc.*	(27,796)	(458,356)
Pembina Pipeline Corp. (Canada)	(25,067)	(794,875)
Precision Drilling Corp. (Canada)*	(572,552)	(2,702,445)
RPC, Inc.	(35,144)	(643,487)
SEACOR Holdings, Inc.*	(29,123)	(2,015,020)
SemGroup Corp., Class A	(20,159)	(725,724)
Superior Energy Services, Inc.*	(220,334)	(3,141,963)
TransCanada Corp. (Canada)	(5,711)	(263,563)
US Silica Holdings, Inc.	(35,035)	(1,681,330)
World Fuel Services Corp.	(66,618)	(2,414,902)

		(39,087,097)

Food & Staples Retailing — (1.3)%
Casey’s General Stores, Inc.	(22,402)	(2,514,624)
Costco Wholesale Corp.	(4,825)	(809,104)
Performance Food Group Co.*	(112,617)	(2,680,285)
PriceSmart, Inc.	(7,776)	(716,947)
Rite Aid Corp.*	(800,641)	(3,402,724)
Smart & Final Stores, Inc.*	(90,876)	(1,099,600)
Sprouts Farmers Market, Inc.*	(26,744)	(618,321)
United Natural Foods, Inc.*	(25,520)	(1,103,230)

		(12,944,835)

Food, Beverage & Tobacco — (3.4)%
B&G Foods, Inc.	(66,450)	(2,674,612)
Blue Buffalo Pet Products, Inc.*	(92,623)	(2,130,329)
Calavo Growers, Inc.	(11,268)	(682,841)
Coca-Cola Bottling Co. Consolidated	(9,359)	(1,928,141)
Constellation Brands, Inc., Class A	(11,939)	(1,934,954)
Cott Corp. (Canada)	(66,603)	(823,213)
Darling Ingredients, Inc.*	(142,617)	(2,070,799)
Farmer Brothers Co.*	(1,262)	(44,612)
Kraft Heinz Co. (The)	(28,942)	(2,628,223)
Lamb Weston Holdings, Inc.	(58,803)	(2,473,254)
Mead Johnson Nutrition Co.	(44,915)	(4,001,028)
MGP Ingredients, Inc.	(36,821)	(1,996,803)
Molson Coors Brewing Co., Class B	(9,665)	(925,037)
Monster Beverage Corp.*	(16,056)	(741,306)
National Beverage Corp.	(3,283)	(277,512)
Post Holdings, Inc.*	(46,472)	(4,067,229)
SunOpta, Inc. (Canada)*	(20,550)	(142,822)
Tootsie Roll Industries, Inc.	(12,897)	(481,716)
Vector Group Ltd.	(59,874)	(1,245,379)

The accompanying notes are an integral part of the financial statements.

75

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
WhiteWave Foods Co. (The)*	(65,645)	$(3,685,967)

		(34,955,777)

Health Care Equipment & Services — (6.6)%
Abaxis, Inc.	(5,587)	(270,970)
ABIOMED, Inc.*	(11,888)	(1,488,378)
Amedisys, Inc.*	(36,145)	(1,846,648)
athenahealth, Inc.*	(17,593)	(1,982,555)
AtriCure, Inc.*	(32,463)	(621,666)
BioTelemetry, Inc.*	(32,414)	(938,385)
Capital Senior Living Corp.*	(30,146)	(423,853)
Cardiovascular Systems, Inc.*	(51,365)	(1,452,345)
Cerus Corp.*	(176,886)	(787,143)
Civitas Solutions, Inc.*	(245)	(4,496)
Cross Country Healthcare, Inc.*	(4,951)	(71,096)
DENTSPLY SIRONA, Inc.	(8,108)	(506,264)
DexCom, Inc.*	(61,872)	(5,242,415)
Diplomat Pharmacy, Inc.*	(210,034)	(3,350,042)
Endologix, Inc.*	(364,046)	(2,635,693)
Ensign Group, Inc. (The)	(82,548)	(1,551,902)
Envision Healthcare Corp.*	(86,097)	(5,279,468)
Evolent Health, Inc., Class A*	(103,267)	(2,302,854)
GenMark Diagnostics, Inc.*	(25,103)	(321,820)
Glaukos Corp.*	(10,762)	(552,091)
HealthStream, Inc.*	(3,670)	(88,924)
Inogen, Inc.*	(1,955)	(151,630)
Insulet Corp.*	(61,798)	(2,662,876)
iRhythm Technologies, Inc.*	(9,942)	(373,819)
K2M Group Holdings, Inc.*	(82,549)	(1,693,080)
LHC Group, Inc.*	(3,236)	(174,420)
Merit Medical Systems, Inc.*	(21,030)	(607,767)
Neogen Corp.*	(10,270)	(673,198)
Nevro Corp.*	(29,179)	(2,734,072)
Novocure Ltd. (Jersey)*	(59,654)	(483,197)
NxStage Medical, Inc.*	(69,345)	(1,860,526)
Omnicell, Inc.*	(29,640)	(1,204,866)
OraSure Technologies, Inc.*	(28,729)	(371,466)
Patterson Cos., Inc.	(68,271)	(3,087,897)
Penumbra, Inc.*	(44,506)	(3,714,026)
PharMerica Corp.*	(49,037)	(1,147,466)
Providence Service Corp. (The)*	(3,660)	(162,650)
Quidel Corp.*	(27,413)	(620,630)
Spectranetics Corp. (The)*	(99,596)	(2,900,734)
Surgery Partners, Inc.*	(13,804)	(269,178)
Teladoc, Inc.*	(31,025)	(775,625)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Tenet Healthcare Corp.*	(178,794)	$(3,166,442)
Universal Health Services, Inc., Class B	(24,406)	(3,037,327)
US Physical Therapy, Inc.	(4,524)	(295,417)
VCA, Inc.*	(12,749)	(1,166,534)
West Pharmaceutical Services, Inc.	(2,286)	(186,560)
Wright Medical Group NV (Netherlands)*	(22,479)	(699,547)
Zeltiq Aesthetics, Inc.*	(12,689)	(705,635)

		(66,645,593)

Household & Personal Products — (0.5)%
Clorox Co. (The)	(9,930)	(1,338,862)
Coty, Inc., Class A	(96,260)	(1,745,194)
Revlon, Inc., Class A*	(12,759)	(355,338)
WD-40 Co.	(12,272)	(1,337,034)

		(4,776,428)

Materials — (5.6)%
AdvanSix, Inc.*	(116)	(3,169)
Ashland Global Holdings, Inc.	(6,189)	(766,260)
Avery Dennison Corp.	(4,917)	(396,310)
Balchem Corp.	(29,207)	(2,407,241)
Ball Corp.	(15,401)	(1,143,678)
Calgon Carbon Corp.	(6,232)	(90,987)
Celanese Corp., Class A	(51,082)	(4,589,718)
CF Industries Holdings, Inc.	(200,734)	(5,891,543)
Chase Corp.	(29)	(2,767)
Clearwater Paper Corp.*	(3,022)	(169,232)
Crown Holdings, Inc.*	(81,878)	(4,335,440)
Deltic Timber Corp.	(4,326)	(337,947)
Eastman Chemical Co.	(85,849)	(6,936,599)
Ecolab, Inc.	(9,072)	(1,137,085)
Ferro Corp.*	(4,749)	(72,137)
Flotek Industries, Inc.*	(155,938)	(1,994,447)
HB Fuller Co.	(828)	(42,692)
Innospec, Inc.	(9,802)	(634,680)
International Flavors & Fragrances, Inc.	(2,841)	(376,518)
International Paper Co.	(95,969)	(4,873,306)
Kronos Worldwide, Inc.	(19,655)	(322,932)
Methanex Corp. (Canada)	(42,451)	(1,990,952)
Multi Packaging Solutions International Ltd. (Bermuda)*	(8,427)	(151,265)
NewMarket Corp.	(3,124)	(1,415,891)
Packaging Corp. of America	(8,349)	(764,935)

The accompanying notes are an integral part of the financial statements.

76

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
PH Glatfelter Co.	(39,542)	$(859,643)
Potash Corp. of Saskatchewan, Inc. (Canada)	(278,180)	(4,751,314)
Sensient Technologies Corp.	(1,769)	(140,211)
Tredegar Corp.	(539)	(9,459)
Tronox Ltd., Class A (Australia)	(34,582)	(638,038)
US Concrete, Inc.*	(32,427)	(2,093,163)
Valspar Corp. (The)	(20,088)	(2,228,563)
Westlake Chemical Corp.	(23,092)	(1,525,227)
WR Grace & Co.	(53,521)	(3,730,949)

		(56,824,298)

Media — (1.7)%
AMC Entertainment Holdings, Inc., Class A	(101,332)	(3,186,891)
Cinemark Holdings, Inc.	(10,829)	(480,158)
Entravision Communications Corp., Class A	(7,282)	(45,148)
EW Scripps Co. (The), Class A*	(95,102)	(2,229,191)
Gannett Co., Inc.	(173,544)	(1,454,299)
John Wiley & Sons, Inc., Class A	(48,339)	(2,600,638)
Live Nation Entertainment, Inc.*	(69,549)	(2,112,203)
MDC Partners, Inc., Class A (Canada)	(2,272)	(21,357)
Meredith Corp.	(1,156)	(74,678)
National CineMedia, Inc.	(54,383)	(686,857)
New Media Investment Group, Inc.	(27,148)	(385,773)
New York Times Co. (The), Class A	(11,189)	(161,122)
Regal Entertainment Group, Class A	(1,651)	(37,280)
Shaw Communications, Inc., Class B (Canada)	(70,137)	(1,453,239)
Sirius XM Holdings, Inc.	(160,062)	(824,319)
Time, Inc.	(8,199)	(158,651)
World Wrestling Entertainment, Inc., Class A	(67,533)	(1,500,583)

		(17,412,387)

Pharmaceuticals, Biotechnology & Life Sciences — (5.4)%
Accelerate Diagnostics, Inc.*	(79,194)	(1,916,495)
Acceleron Pharma, Inc.*	(23,597)	(624,613)
Achaogen, Inc.*	(33,304)	(840,260)
Achillion Pharmaceuticals, Inc.*	(233,293)	(982,164)
Aclaris Therapeutics, Inc.*	(18,583)	(554,145)
Aduro Biotech, Inc.*	(9,673)	(103,985)
Aerie Pharmaceuticals, Inc.*	(18,840)	(854,394)
Agios Pharmaceuticals, Inc.*	(23,427)	(1,368,137)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Albany Molecular Research, Inc.*	(43,909)	$(616,043)
Alder Biopharmaceuticals, Inc.*	(132,668)	(2,759,494)
Alnylam Pharmaceuticals, Inc.*	(5,474)	(280,542)
Amicus Therapeutics, Inc.*	(144,114)	(1,027,533)
Amphastar Pharmaceuticals, Inc.*	(28,451)	(412,540)
Ardelyx, Inc.*	(3,825)	(48,386)
Atara Biotherapeutics, Inc.*	(3,750)	(77,062)
Bio-Rad Laboratories, Inc., Class A*	(2,439)	(486,190)
Bio-Techne Corp.	(4,299)	(436,993)
Dermira, Inc.*	(46,215)	(1,576,394)
Epizyme, Inc.*	(24,447)	(419,266)
Five Prime Therapeutics, Inc.*	(27,617)	(998,355)
Foundation Medicine, Inc.*	(13,152)	(424,152)
Heron Therapeutics, Inc.*	(162,762)	(2,441,430)
Illumina, Inc.*	(46,049)	(7,857,801)
Impax Laboratories, Inc.*	(45,896)	(580,584)
Insmed, Inc.*	(82,892)	(1,451,439)
Intellia Therapeutics, Inc.*	(136)	(1,916)
Intercept Pharmaceuticals, Inc.*	(1,392)	(157,435)
Intra-Cellular Therapies, Inc.*	(115,880)	(1,883,050)
Juno Therapeutics, Inc.*	(13,694)	(303,870)
Karyopharm Therapeutics, Inc.*	(163)	(2,093)
Keryx Biopharmaceuticals, Inc.*	(46,668)	(287,475)
La Jolla Pharmaceutical Co.*	(2,540)	(75,819)
Lexicon Pharmaceuticals, Inc.*	(17,910)	(256,829)
Luminex Corp.	(27,044)	(496,798)
MacroGenics, Inc.*	(222)	(4,129)
Medicines Co. (The)*	(66,369)	(3,245,444)
Medpace Holdings, Inc.*	(521)	(15,552)
Momenta Pharmaceuticals, Inc.*	(13,146)	(175,499)
Nektar Therapeutics*	(217,587)	(5,106,767)
NeoGenomics, Inc.*	(82,558)	(651,383)
Pacific Biosciences of California, Inc.*	(50,658)	(261,902)
PAREXEL International Corp.*	(61,245)	(3,865,172)
Portola Pharmaceuticals, Inc.*	(5,776)	(226,361)
Prothena Corp. PLC (Ireland)*	(9,924)	(553,660)
Puma Biotechnology, Inc.*	(16,708)	(621,538)
Radius Health, Inc.*	(18,446)	(712,938)
REGENXBIO, Inc.*	(40)	(772)
Revance Therapeutics, Inc.*	(24,203)	(503,422)
Synergy Pharmaceuticals, Inc.*	(24,350)	(113,471)
TherapeuticsMD, Inc.*	(334,141)	(2,405,815)

The accompanying notes are an integral part of the financial statements.

77

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Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Theravance Biopharma, Inc. (Cayman Islands)*	(63,054)	$(2,321,648)
Ultragenyx Pharmaceutical, Inc.*	(526)	(35,652)
Valeant Pharmaceuticals International, Inc. (Canada)*	(95,681)	(1,055,361)
WaVe Life Sciences Ltd. (Singapore)*	(1,568)	(43,120)

		(54,523,288)

Retailing — (4.6)%
At Home Group, Inc.*	(6,008)	(91,081)
Barnes & Noble, Inc.	(74,147)	(685,860)
Burlington Stores, Inc.*	(20,936)	(2,036,863)
Caleres, Inc.	(6,448)	(170,356)
CarMax, Inc.*	(39,013)	(2,310,350)
Cato Corp. (The), Class A	(25,372)	(557,169)
Core-Mark Holding Co., Inc.	(75,618)	(2,358,525)
CST Brands, Inc.	(66,772)	(3,211,066)
Finish Line, Inc. (The), Class A	(232,819)	(3,313,014)
Five Below, Inc.*	(66,113)	(2,863,354)
Fred’s, Inc., Class A	(174,841)	(2,290,417)
Genesco, Inc.*	(52,002)	(2,883,511)
Groupon, Inc.*	(328,817)	(1,292,251)
Guess?, Inc.	(263,669)	(2,939,909)
Hibbett Sports, Inc.*	(5,733)	(169,124)
Lithia Motors, Inc., Class A	(28,263)	(2,420,726)
Lumber Liquidators Holdings, Inc.*	(38,934)	(817,225)
MarineMax, Inc.*	(17,680)	(382,772)
Murphy USA, Inc.*	(1,761)	(129,293)
Netflix, Inc.*	(23,485)	(3,471,318)
Ollie’s Bargain Outlet Holdings, Inc.*	(65,805)	(2,204,468)
RH*	(50,458)	(2,334,187)
Sonic Automotive, Inc., Class A	(22,733)	(455,797)
Tile Shop Holdings, Inc.	(62,324)	(1,199,737)
Ulta Beauty, Inc.*	(977)	(278,670)
Wayfair, Inc., Class A*	(133,254)	(5,395,454)
Zumiez, Inc.*	(23,820)	(435,906)

		(46,698,403)

Semiconductors & Semiconductor Equipment — (2.6)%
Brooks Automation, Inc.	(15,448)	(346,035)
Cavium, Inc.*	(16,037)	(1,149,211)
Cree, Inc.*	(7,415)	(198,203)
Entegris, Inc.*	(12,606)	(294,980)
First Solar, Inc.*	(150,935)	(4,090,338)
FormFactor, Inc.*	(86,415)	(1,024,018)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Impinj, Inc.*	(92,699)	$(2,805,999)
Inphi Corp.*	(63,087)	(3,079,907)
Integrated Device Technology, Inc.*	(6,429)	(152,174)
Lattice Semiconductor Corp.*	(231,870)	(1,604,540)
MACOM Technology Solutions Holdings, Inc.*	(12,205)	(589,502)
Micron Technology, Inc.*	(122,546)	(3,541,579)
Monolithic Power Systems, Inc.	(1,354)	(124,703)
PDF Solutions, Inc.*	(4,548)	(102,876)
Synaptics, Inc.*	(49,008)	(2,426,386)
Ultratech, Inc.*	(7,050)	(208,821)
Veeco Instruments, Inc.*	(74,160)	(2,213,676)
Xperi Corp.	(60,780)	(2,063,481)

		(26,016,429)

Software & Services — (10.2)%
2U, Inc.*	(7,879)	(312,481)
8x8, Inc.*	(7,982)	(121,726)
ACI Worldwide, Inc.*	(58,756)	(1,256,791)
Acxiom Corp.*	(77,204)	(2,197,998)
Alliance Data Systems Corp.	(21,737)	(5,412,513)
Apptio, Inc., Class A*	(14,731)	(172,795)
Autodesk, Inc.*	(50,869)	(4,398,642)
Benefitfocus, Inc.*	(29,465)	(823,547)
Black Knight Financial Services, Inc., Class A*	(40,019)	(1,532,728)
Blackhawk Network Holdings, Inc.*	(111,480)	(4,526,088)
Blackline, Inc.*	(12,035)	(358,162)
Bottomline Technologies de, Inc.*	(13,393)	(316,744)
Box, Inc., Class A*	(82,317)	(1,342,590)
BroadSoft, Inc.*	(4,194)	(168,599)
Callidus Software, Inc.*	(105,588)	(2,254,304)
Cornerstone OnDemand, Inc.*	(23,767)	(924,299)
Coupa Software, Inc.*	(4,403)	(111,836)
Euronet Worldwide, Inc.*	(1,861)	(159,153)
Everbridge, Inc.*	(1,246)	(25,580)
FireEye, Inc.*	(424,169)	(5,348,771)
Gartner, Inc.*	(44,279)	(4,781,689)
Gogo, Inc.*	(159,708)	(1,756,788)
Hortonworks, Inc.*	(95,731)	(939,121)
HubSpot, Inc.*	(40,765)	(2,468,321)
Imperva, Inc.*	(84,569)	(3,471,557)
Instructure, Inc.*	(37,191)	(870,269)
Leidos Holdings, Inc.	(11,572)	(591,792)
ManTech International Corp., Class A	(4,063)	(140,702)

The accompanying notes are an integral part of the financial statements.

78

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Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
New Relic, Inc.*	(64,728)	$(2,399,467)
Pandora Media, Inc.*	(464,304)	(5,483,430)
Paycom Software, Inc.*	(7,810)	(449,153)
Paylocity Holding Corp.*	(39,429)	(1,523,142)
PayPal Holdings, Inc.*	(90,707)	(3,902,215)
Proofpoint, Inc.*	(486)	(36,139)
PROS Holdings, Inc.*	(48,475)	(1,172,610)
Q2 Holdings, Inc.*	(16,553)	(576,872)
Quotient Technology, Inc.*	(18,548)	(177,133)
Rapid7, Inc.*	(26,811)	(401,629)
RingCentral, Inc., Class A*	(54,702)	(1,548,067)
Sabre Corp.	(139,455)	(2,955,051)
salesforce.com, Inc.*	(29,625)	(2,443,766)
SecureWorks Corp., Class A*	(17,283)	(164,188)
Silver Spring Networks, Inc.*	(5,890)	(66,498)
Splunk, Inc.*	(55,798)	(3,475,657)
Square, Inc., Class A*	(233,490)	(4,034,707)
Tableau Software, Inc., Class A*	(69,669)	(3,452,099)
TeleTech Holdings, Inc.	(554)	(16,398)
TrueCar, Inc.*	(67,552)	(1,045,029)
Twilio, Inc., Class A*	(122,067)	(3,524,074)
Twitter, Inc.*	(87,755)	(1,311,937)
Ultimate Software Group, Inc. (The)*	(2,624)	(512,231)
Vantiv, Inc., Class A*	(13,486)	(864,722)
Verint Systems, Inc.*	(6,027)	(261,421)
Virtusa Corp.*	(36,597)	(1,105,961)
Workday, Inc., Class A*	(54,974)	(4,578,235)
Workiva, Inc.*	(24,940)	(390,311)
Zendesk, Inc.*	(110,271)	(3,091,999)
Zynga, Inc., Class A*	(2,060,230)	(5,871,656)

		(103,621,383)

Technology Hardware & Equipment — (5.8)%
3D Systems Corp.*	(140,495)	(2,101,805)
Arista Networks, Inc.*	(7,209)	(953,534)
Avnet, Inc.	(61,441)	(2,811,540)
BlackBerry Ltd. (Canada)*	(4,999)	(38,742)
CalAmp Corp.*	(36,238)	(608,436)
Celestica, Inc. (Canada)*	(36,889)	(535,997)
Ciena Corp.*	(126,607)	(2,989,191)
Coherent, Inc.*	(10,156)	(2,088,480)
Cray, Inc.*	(46,360)	(1,015,284)
CTS Corp.	(2,597)	(55,316)
Diebold Nixdorf, Inc.	(23,895)	(733,576)
Dolby Laboratories, Inc., Class A	(2,512)	(131,654)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
EchoStar Corp., Class A*	(13,512)	$(769,508)
ePlus, Inc.*	(5,998)	(810,030)
Extreme Networks, Inc.*	(33,531)	(251,818)
FARO Technologies, Inc.*	(92)	(3,289)
Fitbit, Inc., Class A*	(75,425)	(446,516)
II-VI, Inc.*	(44,596)	(1,607,686)
Infinera Corp.*	(413,324)	(4,228,305)
InvenSense, Inc.*	(93,181)	(1,176,876)
IPG Photonics Corp.*	(18,644)	(2,250,331)
Lumentum Holdings, Inc.*	(27,530)	(1,468,726)
Nimble Storage, Inc.*	(173,150)	(2,164,375)
OSI Systems, Inc.*	(13,470)	(983,175)
Palo Alto Networks, Inc.*	(49,214)	(5,545,434)
PC Connection, Inc.	(408)	(12,154)
Pure Storage, Inc., Class A*	(199,018)	(1,956,347)
Rogers Corp.*	(205)	(17,603)
Stratasys Ltd. (Israel)*	(71,111)	(1,457,064)
Super Micro Computer, Inc.*	(38,416)	(973,846)
SYNNEX Corp.	(9,956)	(1,114,475)
Tech Data Corp.*	(26,676)	(2,504,876)
Trimble, Inc.*	(143,015)	(4,577,910)
Universal Display Corp.	(55,267)	(4,758,489)
VeriFone Systems, Inc.*	(58,896)	(1,103,122)
ViaSat, Inc.*	(70,115)	(4,474,739)

		(58,720,249)

Telecommunication Services — (0.7)%
ATN International, Inc.	(19,763)	(1,391,710)
Cincinnati Bell, Inc.*	(55,012)	(973,712)
Consolidated Communications Holdings, Inc.	(6,648)	(155,696)
General Communication, Inc., Class A*	(3,570)	(74,256)
Iridium Communications, Inc.*	(228,420)	(2,204,253)
ORBCOMM, Inc.*	(39,088)	(373,290)
Shenandoah Telecommunications Co.	(45,279)	(1,270,076)
Windstream Holdings, Inc.	(143,500)	(782,075)

		(7,225,068)

Transportation — (3.0)%
Air Transport Services Group, Inc.*	(64,592)	(1,036,702)
Allegiant Travel Co.	(14,612)	(2,341,573)
ArcBest Corp.	(8,206)	(213,356)
Atlas Air Worldwide Holdings, Inc.*	(28,989)	(1,607,440)
Echo Global Logistics, Inc.*	(30,641)	(654,185)

The accompanying notes are an integral part of the financial statements.

79

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Portfolio of Investments (Concluded)

March 31, 2017

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Genesee & Wyoming, Inc., Class A*	(65,792)	$(4,464,645)
Hub Group, Inc., Class A*	(17,947)	(832,741)
JetBlue Airways Corp.*	(31,619)	(651,668)
Kansas City Southern	(66,355)	(5,690,605)
Marten Transport Ltd.	(2,136)	(50,089)
Matson, Inc.	(8,663)	(275,137)
SkyWest, Inc.	(78,256)	(2,680,268)
Spirit Airlines, Inc.*	(79,883)	(4,239,391)
Student Transportation, Inc. (Canada)	(4,271)	(25,028)
Werner Enterprises, Inc.	(215,242)	(5,639,340)

		(30,402,168)

TOTAL COMMON STOCK (Proceeds $745,258,685)		(751,254,593)

TOTAL SECURITES SOLD SHORT - (74.2)%		(751,254,593)

(Proceeds $745,258,685)
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		4,018,174

NET ASSETS - 100.0%		$1,012,909,086

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
(b)	Security position is either entirely or partially designated as collateral for securities on loan.
*	Non-income producing.
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

80

GOTHAM ENHANCED 500 FUND

Portfolio of Investments

March 31, 2017

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 185.1%
COMMON STOCKS — 185.1%
Automobiles & Components — 3.3%
BorgWarner, Inc.(a)(b)	2,252	$94,111
Delphi Automotive PLC (Jersey)†(b)	2,861	230,282
General Motors Co.†(a)	8,151	288,219
Goodyear Tire & Rubber Co. (The)(a)	2,738	98,568
Harley-Davidson, Inc.(a)	1,507	91,174

		802,354

Banks — 0.1%
Huntington Bancshares, Inc.	932	12,479
KeyCorp.	982	17,460

		29,939

Capital Goods — 20.8%
3M Co.†	839	160,526
Allegion PLC (Ireland)	1,010	76,457
AMETEK, Inc.†	2,126	114,974
Arconic, Inc.(a)	4,985	131,305
Boeing Co. (The)	5,505	973,614
Caterpillar, Inc.†	3,064	284,217
Cummins, Inc.†	1,108	167,530
Emerson Electric Co.†	4,558	272,842
Fluor Corp.	1,466	77,141
Fortive Corp.†	2,250	135,495
Fortune Brands Home & Security, Inc.	1,637	99,611
Honeywell International, Inc.†	7,219	901,437
Illinois Tool Works, Inc.†	882	116,839
Ingersoll-Rand PLC (Ireland)†	2,748	223,467
Jacobs Engineering Group, Inc.(b)	1,285	71,035
L3 Technologies, Inc.†	819	135,372
Masco Corp.†	3,404	115,702
PACCAR, Inc.(b)	429	28,829
Parker-Hannifin Corp.	193	30,942
Pentair PLC (Ireland)(a)	669	42,000
Raytheon Co.†	934	142,435
Rockwell Automation, Inc.†	2	311
Rockwell Collins, Inc.†	1,387	134,761
Snap-on, Inc.†	609	102,720
Stanley Black & Decker, Inc.†(b)	1,618	214,984
Textron, Inc.†	2,866	136,393
TransDigm Group, Inc.(a)	224	49,316
United Rentals, Inc.†*	118	14,756
WW Grainger, Inc.(a)	624	145,242

		5,100,253

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — 1.8%
Cintas Corp.	82	$10,376
Dun & Bradstreet Corp. (The)(b)	390	42,097
Nielsen Holdings PLC (United Kingdom)	3,766	155,573
Robert Half International, Inc.†(b)	1,355	66,165
Waste Management, Inc.†	2,323	169,393

		443,604

Consumer Durables & Apparel — 5.9%
Coach, Inc.	2,977	123,039
DR Horton, Inc.	549	18,287
Garmin Ltd. (Switzerland)(a)	1,998	102,118
Hanesbrands, Inc.(a)	4,017	83,393
Hasbro, Inc.(b)	1,325	132,262
Leggett & Platt, Inc.†(a)(b)	1,407	70,800
Mattel, Inc.	3,635	93,092
Michael Kors Holdings Ltd. (British Virgin Islands)*	1,767	67,340
Newell Brands, Inc.†	5,117	241,369
PulteGroup, Inc.(a)	967	22,773
PVH Corp.†	842	87,122
Ralph Lauren Corp.(a)(b)	872	71,173
Under Armour, Inc., Class C(a)*	4,647	85,040
VF Corp.(a)	4,358	239,559
Whirlpool Corp.	39	6,682

		1,444,049

Consumer Services — 2.9%
Carnival Corp. (Panama)†	1,443	85,007
Darden Restaurants, Inc.†	246	20,583
McDonald’s Corp.(b)	2,180	282,550
Royal Caribbean Cruises Ltd. (Liberia)	1,175	115,279
Wyndham Worldwide Corp.(a)(b)	1,134	95,585
Yum! Brands, Inc.†	1,568	100,195

		699,199

Diversified Financials — 2.4%
Berkshire Hathaway Inc., Class B*	341	56,838
BlackRock, Inc.†	18	6,903
CME Group, Inc.†(b)	1,439	170,953
Goldman Sachs Group, Inc. (The)	95	21,823
Moody’s Corp.†	1,700	190,468
Nasdaq, Inc.†(b)	1,753	121,746
S&P Global, Inc.†	137	17,911

		586,642

The accompanying notes are an integral part of the financial statements.

81

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — 6.0%
Apache Corp.(a)	3,993	$205,200
Exxon Mobil Corp.	715	58,637
Halliburton Co.	311	15,304
Kinder Morgan, Inc.†	24,269	527,608
Newfield Exploration Co.†*	2,094	77,290
Southwestern Energy Co.†*	6,029	49,257
Transocean Ltd. (Switzerland)(a)*	4,098	51,020
Valero Energy Corp.†	4,784	317,131
Williams Cos., Inc. (The)†	5,811	171,947

		1,473,394

Food & Staples Retailing — 9.5%
CVS Health Corp.†	11,254	883,439
Kroger Co. (The)	4,739	139,753
Walgreens Boots Alliance, Inc.†	4,872	404,620
Wal-Mart Stores, Inc.†	12,344	889,755

		2,317,567

Food, Beverage & Tobacco — 10.3%
Altria Group, Inc.†	5,966	426,092
Archer-Daniels-Midland Co.†	6,031	277,667
Campbell Soup Co.(b)	3,211	183,798
Conagra Brands, Inc.†	4,617	186,250
Dr Pepper Snapple Group, Inc.†	1,942	190,161
General Mills, Inc.	1,143	67,448
Hershey Co. (The)†	2,271	248,107
Hormel Foods Corp.(a)	5,605	194,101
McCormick & Co., Inc., non-voting shares(a)(b)	1,328	129,546
Philip Morris International, Inc.†	3,047	344,006
Reynolds American, Inc.†	381	24,011
Tyson Foods, Inc., Class A†	3,896	240,422

		2,511,609

Health Care Equipment & Services — 18.4%
Abbott Laboratories	686	30,465
Aetna, Inc.†(b)	3,730	475,761
Anthem, Inc.†(b)	2,778	459,426
Baxter International, Inc.†(b)	5,680	294,565
Boston Scientific Corp.†*	4,083	101,544
Centene Corp.†(b)*	1,823	129,907
Cigna Corp.†(b)	2,724	399,039
Danaher Corp.†	3,602	308,079
DaVita, Inc.†(b)*	2,127	144,572
Express Scripts Holding Co.†(a)*	6,602	435,138
HCA Holdings, Inc.†*	3,908	347,773

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Henry Schein, Inc.†*	257	$43,682
Humana, Inc.†(b)	1,583	326,320
Laboratory Corp. of America Holdings†(b)*	1,129	161,978
McKesson Corp.†	1,024	151,818
Quest Diagnostics, Inc.†	1,246	122,345
UnitedHealth Group, Inc.†	3,483	571,247

		4,503,659

Household & Personal Products — 2.2%
Church & Dwight Co., Inc.†	2,672	133,253
Kimberly-Clark Corp.†	2,712	356,981
Procter & Gamble Co. (The)†	589	52,922

		543,156

Insurance — 3.9%
Aflac, Inc.	355	25,709
Allstate Corp. (The)	20	1,630
Aon PLC (United Kingdom)†	2,755	326,991
Chubb Ltd. (Switzerland)†	1,093	148,921
Marsh & McLennan Cos., Inc.†	5,451	402,774
Principal Financial Group, Inc.	66	4,165
Progressive Corp. (The)	1,110	43,490
Travelers Cos, Inc. (The)	23	2,772
XL Group Ltd. (Bermuda)	46	1,834

		958,286

Materials — 14.4%
Air Products & Chemicals, Inc.†	2,216	299,803
Dow Chemical Co. (The)†	8,783	558,072
EI du Pont de Nemours & Co.†(b)	8,897	714,696
FMC Corp.†	85	5,915
Freeport-McMoRan, Inc.†*	15,679	209,471
LyondellBasell Industries NV, Class A (Netherlands)†	4,253	387,831
Monsanto Co.†(b)	4,651	526,493
Newmont Mining Corp.†	5,630	185,565
PPG Industries, Inc.†(b)	2,709	284,662
Sherwin-Williams Co. (The)†(b)	779	241,638
WestRock Co.†(b)	2,417	125,756

		3,539,902

Media — 9.9%
CBS Corp., Class B, non-voting shares†(a)(b)	4,332	300,467
Comcast Corp., Class A†	4,205	158,066

The accompanying notes are an integral part of the financial statements.

82

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Discovery Communications, Inc., Class A(a)(b)*	6,222	$180,998
Interpublic Group of Cos., Inc. (The)(a)	4,211	103,464
News Corp., Class A†(b)	6,167	80,171
Omnicom Group, Inc.	2,489	214,577
Scripps Networks Interactive, Inc., Class A(a)(b)	1,371	107,445
TEGNA, Inc.†(b)	2,275	58,286
Time Warner, Inc.†	2,353	229,912
Twenty-First Century Fox, Inc., Class A†	17,288	559,958
Viacom, Inc., Class B†	4,211	196,317
Walt Disney Co. (The)†	1,981	224,626

		2,414,287

Pharmaceuticals, Biotechnology & Life Sciences — 20.9%
AbbVie, Inc.†	10,395	677,338
Amgen, Inc.†	5,517	905,174
Biogen, Inc.†*	2,290	626,132
Eli Lilly & Co.†(b)	5,000	420,550
Gilead Sciences, Inc.†(b)	13,482	915,697
Johnson & Johnson†	4,496	559,977
Merck & Co., Inc.†(b)	8,807	559,597
Mylan NV (Netherlands)*	1,188	46,320
Pfizer, Inc.†	11,650	398,546

		5,109,331

Real Estate — 4.2%
Alexandria Real Estate Equities, Inc., REIT	126	13,926
AvalonBay Communities, Inc., REIT(a)	381	69,952
Digital Realty Trust, Inc., REIT(a)	701	74,579
Essex Property Trust, Inc., REIT	184	42,601
Extra Space Storage, Inc., REIT(a)	1,324	98,492
Federal Realty Investment Trust, REIT	27	3,604
GGP, Inc., REIT	34	788
Iron Mountain, Inc., REIT	2,776	99,020
Mid-America Apartment Communities, Inc., REIT†	1,108	112,728
Public Storage, REIT	128	28,020
Realty Income Corp., REIT(a)	945	56,256
Regency Centers Corp., REIT	633	42,025
UDR, Inc., REIT†	2,088	75,711
Ventas, Inc., REIT	89	5,789

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Vornado Realty Trust, REIT	180	$18,056
Welltower, Inc., REIT	127	8,994
Weyerhaeuser Co., REIT†	7,934	269,597

		1,020,138

Retailing — 7.0%
AutoNation, Inc.(a)*	1,060	44,827
Bed Bath & Beyond, Inc.(a)(b)	1,595	62,939
Best Buy Co., Inc.(a)(b)	867	42,613
Dollar General Corp.	135	9,414
Dollar Tree, Inc.(b)*	821	64,416
Foot Locker, Inc.(b)	1,106	82,740
Gap, Inc. (The)(a)(b)	1,237	30,047
Genuine Parts Co.†(b)	1,465	135,381
Home Depot, Inc. (The)†	3,121	458,256
Kohl’s Corp.(a)	1,007	40,089
Macy’s, Inc.	321	9,514
Nordstrom, Inc.(a)	298	13,878
Priceline Group, Inc. (The)†*	116	206,477
Ross Stores, Inc.†	3,278	215,922
Signet Jewelers, Ltd. (Bermuda)(a)	65	4,503
Staples, Inc.†	6,867	60,224
Target Corp.†	1,616	89,187
Tiffany & Co.(a)	719	68,521
Tractor Supply Co.	1,124	77,522

		1,716,470

Semiconductors & Semiconductor Equipment — 16.4%
Analog Devices, Inc.†(b)	3,449	282,646
Applied Materials, Inc.†(b)	11,366	442,137
Intel Corp.†(b)	25,489	919,388
KLA-Tencor Corp.†	1,662	158,006
Lam Research Corp.	1,941	249,147
NVIDIA Corp.(b)	752	81,915
Qorvo, Inc.†*	2	137
QUALCOMM, Inc.†	15,625	895,938
Skyworks Solutions, Inc.†	1,961	192,139
Texas Instruments, Inc.†	8,482	683,310
Xilinx, Inc.†	1,808	104,665

		4,009,428

Software & Services — 4.0%
Accenture PLC, Class A (Ireland)†	1,247	149,490
Akamai Technologies, Inc.†(b)*	752	44,894
CA, Inc.†(b)	4,383	139,029
Citrix Systems, Inc.*	1,645	137,177

The accompanying notes are an integral part of the financial statements.

83

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
CSRA, Inc.(b)	1,715	$50,232
eBay, Inc.†*	5,075	170,368
Fidelity National Information Services, Inc.	907	72,215
Paychex, Inc.	742	43,704
Symantec Corp.(b)	961	29,483
Teradata Corp.(a)*	1,380	42,946
Western Union Co. (The)(a)(b)	5,106	103,907

		983,445

Technology Hardware & Equipment — 13.9%
Apple, Inc.†	6,718	965,108
Cisco Systems, Inc.†	21,864	739,003
Corning, Inc.†	9,821	265,167
F5 Networks, Inc.†(b) *	681	97,090
FLIR Systems, Inc.(b)	1,445	52,425
Harris Corp.†	168	18,693
Hewlett Packard Enterprise Co.†	4,261	100,986
HP, Inc.†	17,733	317,066
Juniper Networks, Inc.†	4,030	112,155
Motorola Solutions, Inc.†(a)	1,760	151,747
NetApp, Inc.†(b)	2,855	119,482
Seagate Technology PLC (Ireland)(a)	3,131	143,807
TE Connectivity Ltd. (Switzerland)	4	298
Western Digital Corp.†(b)	3,031	250,148
Xerox Corp.†	10,759	78,971

		3,412,146

Telecommunication Services — 2.2%
AT&T, Inc.†	1	42
Verizon Communications, Inc.†	11,019	537,176

		537,218

Transportation — 3.9%
Alaska Air Group, Inc.†(a)(b)	1,137	104,854
CH Robinson Worldwide, Inc.(a)	1,486	114,853
Delta Air Lines, Inc.†(b)	7,751	356,236
Expeditors International of Washington, Inc.†	245	13,840
Ryder System, Inc.	563	42,473
Southwest Airlines Co.†	1,701	91,446
Union Pacific Corp.†	74	7,838
United Continental Holdings, Inc.†*	3,342	236,079

		967,619

Utilities — 0.8%
Entergy Corp.†	1,899	144,248

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
NRG Energy, Inc.†(b)	3,346	$62,570

		206,818

TOTAL COMMON STOCKS (Cost $41,475,922)		45,330,513

TOTAL LONG POSITIONS - 185.1%		45,330,513

(Cost $41,475,922)

SHORT POSITIONS — (86.1)%

COMMON STOCKS — (86.1)%
Automobiles & Components — (0.3)%
Ford Motor Co.	(6,745)	(78,512)

Banks — (3.3)%
Bank of America Corp.	(7,521)	(177,420)
Citigroup, Inc.	(5,002)	(299,220)
Comerica, Inc.	(865)	(59,322)
People’s United Financial, Inc.	(1,524)	(27,737)
PNC Financial Services Group, Inc. (The)	(806)	(96,913)
Regions Financial Corp.	(5,991)	(87,049)
Wells Fargo & Co.	(1,041)	(57,942)
Zions Bancorporation	(182)	(7,644)

		(813,247)

Capital Goods — (5.2)%
Acuity Brands, Inc.	(217)	(44,268)
Deere & Co.	(562)	(61,179)
Dover Corp.	(782)	(62,834)
Eaton Corp. PLC (Ireland)	(2,199)	(163,056)
Fastenal Co.	(1,426)	(73,439)
Flowserve Corp.	(641)	(31,037)
General Dynamics Corp.	(912)	(170,726)
General Electric Co.	(4,989)	(148,672)
Johnson Controls International PLC (Ireland)	(4,614)	(194,342)
Lockheed Martin Corp.	(73)	(19,535)
Quanta Services, Inc.*	(740)	(27,461)
Roper Technologies, Inc.	(262)	(54,100)
United Technologies Corp.	(1,488)	(166,968)
Xylem, Inc.	(879)	(44,143)

		(1,261,760)

Commercial & Professional Services — (0.7)%
Equifax, Inc.	(587)	(80,266)
Stericycle, Inc.*	(166)	(13,760)

The accompanying notes are an integral part of the financial statements.

84

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Verisk Analytics, Inc.*	(831)	$(67,427)

		(161,453)

Consumer Durables & Apparel — (1.5)%
Mohawk Industries, Inc.*	(363)	(83,305)
NIKE, Inc., Class B	(5,160)	(287,567)

		(370,872)

Consumer Services — (1.7)%
Chipotle Mexican Grill, Inc.*	(142)	(63,264)
Marriott International, Inc., Class A	(1,925)	(181,296)
Starbucks Corp.	(2,078)	(121,334)
Wynn Resorts Ltd.	(500)	(57,305)

		(423,199)

Diversified Financials — (3.5)%
Affiliated Managers Group, Inc.	(278)	(45,575)
American Express Co.	(2,983)	(235,985)
Ameriprise Financial, Inc.	(769)	(99,724)
Bank of New York Mellon Corp. (The)	(2,212)	(104,473)
CBOE Holdings, Inc.	(116)	(9,404)
Franklin Resources, Inc.	(2,790)	(117,571)
Invesco, Ltd. (Bermuda)	(2,015)	(61,719)
Navient Corp.	(1,478)	(21,815)
State Street Corp.	(1,415)	(112,648)
T Rowe Price Group, Inc.	(799)	(54,452)

		(863,366)

Energy — (8.3)%
Anadarko Petroleum Corp.	(2,717)	(168,454)
Baker Hughes, Inc.	(1,984)	(118,683)
Cabot Oil & Gas Corp.	(2,293)	(54,826)
Chesapeake Energy Corp.*	(4,379)	(26,011)
Cimarex Energy Co.	(469)	(56,041)
Concho Resources, Inc.*	(714)	(91,635)
ConocoPhillips	(1,822)	(90,863)
EOG Resources, Inc.	(1,990)	(194,124)
EQT Corp.	(852)	(52,057)
Helmerich & Payne, Inc.	(531)	(35,349)
Hess Corp.	(1,561)	(75,256)
Marathon Oil Corp.	(4,143)	(65,459)
Marathon Petroleum Corp.	(2,575)	(130,140)
Murphy Oil Corp.	(850)	(24,302)
National Oilwell Varco, Inc.	(1,852)	(74,247)
Noble Energy, Inc.	(2,118)	(72,732)
Occidental Petroleum Corp.	(3,767)	(238,677)
Pioneer Natural Resources Co.	(689)	(128,312)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Range Resources Corp.	(1,209)	$(35,182)
Schlumberger Ltd. (Curacao)	(3,300)	(257,730)
Tesoro Corp.	(571)	(46,285)

		(2,036,365)

Food & Staples Retailing — (2.1)%
Costco Wholesale Corp.	(1,983)	(332,529)
Sysco Corp.	(2,664)	(138,315)
Whole Foods Market, Inc.	(1,571)	(46,690)

		(517,534)

Food, Beverage & Tobacco — (7.3)%
Brown-Forman Corp., Class B	(1,903)	(87,881)
Coca-Cola Co. (The)	(5,664)	(240,380)
Constellation Brands, Inc., Class A	(973)	(157,694)
JM Smucker Co. (The)	(570)	(74,716)
Kellogg Co.	(1,718)	(124,744)
Kraft Heinz Co. (The)	(4,626)	(420,087)
Mead Johnson Nutrition Co.	(905)	(80,617)
Molson Coors Brewing Co., Class B	(1,051)	(100,591)
Mondelez International, Inc., Class A	(7,486)	(322,497)
Monster Beverage Corp.*	(1,943)	(89,708)
PepsiCo, Inc.	(837)	(93,627)

		(1,792,542)

Health Care Equipment & Services — (4.6)%
AmerisourceBergen Corp.	(650)	(57,525)
Becton Dickinson and Co.	(1,049)	(192,429)
Cardinal Health, Inc.	(1,547)	(126,158)
Cerner Corp.*	(1,717)	(101,045)
Cooper Cos., Inc. (The)	(239)	(47,774)
DENTSPLY SIRONA, Inc.	(1,140)	(71,182)
Edwards Lifesciences Corp.*	(1,040)	(97,833)
Envision Healthcare Corp.*	(574)	(35,198)
Hologic, Inc.*	(1,369)	(58,251)
IDEXX Laboratories, Inc.*	(440)	(68,028)
Intuitive Surgical, Inc.*	(120)	(91,976)
Medtronic PLC (Ireland)	(671)	(54,056)
Patterson Cos., Inc.	(482)	(21,801)
Universal Health Services, Inc., Class B	(472)	(58,740)
Varian Medical Systems, Inc.*	(456)	(41,555)

		(1,123,551)

Household & Personal Products — (2.3)%
Clorox Co. (The)	(632)	(85,213)
Colgate-Palmolive Co.	(3,466)	(253,677)

The accompanying notes are an integral part of the financial statements.

85

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Coty, Inc., Class A	(3,683)	$(66,773)
Estee Lauder Cos., Inc. (The), Class A	(1,853)	(157,116)

		(562,779)

Insurance — (5.0)%
American International Group, Inc.	(4,080)	(254,714)
Arthur J Gallagher & Co.	(879)	(49,699)
Assurant, Inc.	(283)	(27,075)
Hartford Financial Services Group, Inc. (The)	(1,844)	(88,641)
Lincoln National Corp.	(1,116)	(73,042)
Loews Corp.	(1,647)	(77,030)
MetLife, Inc.	(5,402)	(285,334)
Prudential Financial Group, Inc.	(2,119)	(226,055)
Torchmark Corp.	(28)	(2,157)
Unum Group	(1,134)	(53,173)
Willis Towers Watson PLC (Ireland)	(675)	(88,351)

		(1,225,271)

Materials — (4.4)%
Albemarle Corp.	(555)	(58,630)
Avery Dennison Corp.	(435)	(35,061)
Ball Corp.	(862)	(64,012)
CF Industries Holdings, Inc.	(1,149)	(33,723)
Eastman Chemical Co.	(717)	(57,934)
Ecolab, Inc.	(1,471)	(184,375)
International Flavors & Fragrances, Inc.	(388)	(51,422)
International Paper Co.	(2,011)	(102,119)
Martin Marietta Materials, Inc.	(310)	(67,658)
Mosaic Co. (The)	(1,726)	(50,365)
Nucor Corp.	(1,559)	(93,103)
Praxair, Inc.	(1,409)	(167,107)
Sealed Air Corp.	(947)	(41,270)
Vulcan Materials Co.	(654)	(78,794)

		(1,085,573)

Media — (0.5)%
DISH Network Corp., Class A*	(2,012)	(127,742)

Pharmaceuticals, Biotechnology & Life Sciences — (6.1)%
Agilent Technologies, Inc.	(1,587)	(83,905)
Alexion Pharmaceuticals, Inc.*	(1,108)	(134,334)
Allergan PLC (Ireland)	(1,127)	(269,263)
Illumina, Inc.*	(720)	(122,861)
Incyte Corp.*	(1,033)	(138,081)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Mallinckrodt PLC (Ireland)*	(517)	$(23,043)
Mettler-Toledo International, Inc.*	(129)	(61,779)
PerkinElmer, Inc.	(540)	(31,352)
Perrigo Co. PLC (Ireland)	(707)	(46,938)
Regeneron Pharmaceuticals, Inc.*	(597)	(231,343)
Thermo Fisher Scientific, Inc.	(470)	(72,192)
Vertex Pharmaceuticals, Inc.*	(1,257)	(137,453)
Waters Corp.*	(26)	(4,064)
Zoetis, Inc.	(2,432)	(129,796)

		(1,486,404)

Real Estate — (4.3)%
American Tower Corp., REIT	(1,529)	(185,835)
Apartment Investment & Management Co., Class A, REIT	(705)	(31,267)
Boston Properties, Inc., REIT	(500)	(66,205)
Crown Castle International Corp., REIT	(1,777)	(167,838)
Equinix, Inc., REIT	(351)	(140,530)
Equity Residential, REIT	(1,804)	(112,245)
Host Hotels & Resorts, Inc., REIT	(3,640)	(67,922)
Kimco Realty Corp., REIT	(2,096)	(46,301)
Macerich Co. (The), REIT	(710)	(45,724)
Prologis, Inc., REIT	(2,607)	(135,251)
SL Green Realty Corp., REIT	(496)	(52,884)

		(1,052,002)

Retailing — (4.8)%
Advance Auto Parts, Inc.	(364)	(53,967)
Amazon.com, Inc.*	(465)	(412,241)
AutoZone, Inc.*	(17)	(12,292)
CarMax, Inc.*	(923)	(54,660)
Expedia, Inc.	(762)	(96,142)
L Brands, Inc.	(105)	(4,945)
LKQ Corp.*	(1,272)	(37,231)
Netflix, Inc.*	(2,120)	(313,357)
TJX Cos., Inc.	(737)	(58,282)
TripAdvisor, Inc.*	(710)	(30,644)
Ulta Beauty, Inc.*	(307)	(87,566)

		(1,161,327)

Semiconductors & Semiconductor Equipment — (1.3)%
Advanced Micro Devices, Inc.*	(4,574)	(66,552)
Broadcom Ltd. (Singapore)	(391)	(85,613)

The accompanying notes are an integral part of the financial statements.

86

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Concluded)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Micron Technology, Inc.*	(5,910)	$(170,799)

		(322,964)

Software & Services — (10.4)%
Activision Blizzard, Inc.	(1,907)	(95,083)
Adobe Systems, Inc.*	(1,763)	(229,419)
Alliance Data Systems Corp.	(283)	(70,467)
Alphabet, Inc., Class A*	(182)	(154,300)
Autodesk, Inc.*	(1,097)	(94,858)
Automatic Data Processing, Inc.	(654)	(66,963)
Electronic Arts, Inc.*	(1,513)	(135,444)
Facebook, Inc., Class A*	(1,082)	(153,698)
Fiserv, Inc.*	(1,055)	(121,652)
International Business Machines Corp.	(137)	(23,857)
Intuit, Inc.	(1,267)	(146,959)
Mastercard, Inc., Class A	(400)	(44,988)
Microsoft Corp.	(6,576)	(433,095)
Oracle Corp.	(3,283)	(146,455)
PayPal Holdings, Inc.*	(4,827)	(207,658)
Red Hat, Inc.*	(881)	(76,206)
salesforce.com, Inc.*	(3,461)	(285,498)
Synopsys, Inc.*	(735)	(53,016)
Verisign, Inc.*	(43)	(3,746)

		(2,543,362)

Telecommunication Services — (0.7)%
CenturyLink, Inc.	(2,674)	(63,026)
Level 3 Communications, Inc.*	(1,775)	(101,566)

		(164,592)

Transportation — (4.5)%
American Airlines Group, Inc.	(2,500)	(105,750)
CSX Corp.	(4,168)	(194,020)
FedEx Corp.	(1,306)	(254,866)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
JB Hunt Transport Services, Inc.	(549)	$(50,365)
Kansas City Southern	(525)	(45,024)
Norfolk Southern Corp.	(1,432)	(160,341)
United Parcel Service, Inc., Class B	(2,638)	(283,057)

		(1,093,423)

Utilities — (3.3)%
Consolidated Edison, Inc.	(113)	(8,776)
Duke Energy Corp.	(3,341)	(273,995)
FirstEnergy Corp.	(2,153)	(68,508)
NextEra Energy, Inc.	(2,189)	(281,002)
Pinnacle West Capital Corp.	(18)	(1,501)
Public Service Enterprise Group, Inc.	(2,489)	(110,387)
Sempra Energy	(567)	(62,654)

		(806,823)

TOTAL COMMON STOCK (Proceeds $20,222,671)		(21,074,663)

TOTAL SECURITIES SOLD SHORT - (86.1)%		(21,074,663)

(Proceeds $20,222,671)
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%		236,051

NET ASSETS - 100.0%		$24,491,901

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
(b)	Security position is either entirely or partially designated as collateral for securities on loan.
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

87

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments

March 31, 2017

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 139.2%
COMMON STOCKS — 139.2%
Automobiles & Components — 2.2%
BorgWarner, Inc.†(a)	155	$6,477
Delphi Automotive PLC (Jersey)†	197	15,857
General Motors Co.†	564	19,943
Goodyear Tire & Rubber Co. (The)	189	6,804

		49,081

Capital Goods — 16.2%
3M Co.†	75	14,350
Allegion PLC (Ireland)†	70	5,299
AMETEK, Inc.†	158	8,545
Arconic, Inc.	360	9,482
Boeing Co. (The)†	399	70,567
Caterpillar, Inc.†	281	26,066
Cummins, Inc.†	118	17,842
Emerson Electric Co.†	268	16,042
Fluor Corp.	102	5,367
Fortive Corp.	141	8,491
Fortune Brands Home & Security, Inc.	113	6,876
Honeywell International, Inc.†	498	62,185
Illinois Tool Works, Inc.	37	4,901
Ingersoll-Rand PLC (Ireland)†	189	15,369
Jacobs Engineering Group, Inc.†	89	4,920
L3 Technologies, Inc.	56	9,256
Masco Corp.	236	8,022
Pentair PLC (Ireland)	6	377
Raytheon Co.†	118	17,995
Rockwell Collins, Inc.	95	9,230
Snap-on, Inc.†	37	6,241
Stanley Black & Decker, Inc.	110	14,616
Textron, Inc.	197	9,375
WW Grainger, Inc.†(a)	44	10,241

		361,655

Commercial & Professional Services — 1.5%
Dun & Bradstreet Corp. (The)	27	2,914
Nielsen Holdings PLC (United Kingdom)	260	10,741
Republic Services, Inc.	21	1,319
Robert Half International, Inc.†	94	4,590
Waste Management, Inc.†	190	13,855

		33,419

Consumer Durables & Apparel — 4.3%
Coach, Inc.	205	8,473
Garmin Ltd. (Switzerland)†(a)	137	7,002

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Hanesbrands, Inc.(a)	276	$5,730
Hasbro, Inc.	91	9,084
Leggett & Platt, Inc.†	96	4,831
Mattel, Inc.	250	6,402
Michael Kors Holdings Ltd. (British Virgin Islands)*	122	4,649
Newell Brands, Inc.†	350	16,510
PVH Corp.†	59	6,105
Ralph Lauren Corp.†	60	4,897
Under Armour, Inc., Class C(a)*	318	5,819
VF Corp.(a)	302	16,601

		96,103

Consumer Services — 2.1%
McDonald’s Corp.†	231	29,940
Royal Caribbean Cruises Ltd. (Liberia)	51	5,004
Wyndham Worldwide Corp.†	79	6,659
Yum! Brands, Inc.†	80	5,112

		46,715

Diversified Financials — 0.6%
Berkshire Hathaway Inc., Class B*	4	667
CME Group, Inc.	9	1,069
Moody’s Corp.†	34	3,809
Nasdaq, Inc.†	121	8,403

		13,948

Energy — 3.6%
Apache Corp.	202	10,381
Kinder Morgan, Inc.†	1,664	36,175
Newfield Exploration Co.*	144	5,315
Southwestern Energy Co.†*	415	3,391
Transocean Ltd. (Switzerland)(a) *	284	3,536
Valero Energy Corp.†	329	21,809

		80,607

Food & Staples Retailing — 7.6%
CVS Health Corp.†	775	60,838
Kroger Co. (The)	559	16,485
Walgreens Boots Alliance, Inc.†	326	27,074
Wal-Mart Stores, Inc.†	890	64,151

		168,548

Food, Beverage & Tobacco — 8.9%
Altria Group, Inc.†	507	36,210
Archer-Daniels-Midland Co.	416	19,153
Campbell Soup Co.	222	12,707

The accompanying notes are an integral part of the financial statements.

88

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Conagra Brands, Inc.†	317	$12,788
Dr Pepper Snapple Group, Inc.†	134	13,121
General Mills, Inc.†	209	12,333
Hershey Co. (The)	156	17,043
Hormel Foods Corp.(a)	384	13,298
McCormick & Co., Inc., non-voting shares	91	8,877
Philip Morris International, Inc.†	225	25,402
Reynolds American, Inc.†	182	11,470
Tyson Foods, Inc., Class A†	268	16,538

		198,940

Health Care Equipment & Services — 13.2%
Abbott Laboratories	18	799
Aetna, Inc.†	255	32,525
Anthem, Inc.†	192	31,753
Baxter International, Inc.†	392	20,329
Boston Scientific Corp.*	127	3,158
Centene Corp.†*	125	8,908
Cigna Corp.†	186	27,247
Danaher Corp.†	232	19,843
DaVita, Inc.*	146	9,924
Express Scripts Holding Co.†*	458	30,187
HCA Holdings, Inc.*	269	23,938
Humana, Inc.†	109	22,469
Laboratory Corp. of America Holdings*	77	11,047
McKesson Corp.†	28	4,151
Quest Diagnostics, Inc.†	99	9,721
UnitedHealth Group, Inc.†	234	38,378

		294,377

Household & Personal Products — 2.2%
Church & Dwight Co., Inc.†	188	9,376
Kimberly-Clark Corp.†	233	30,670
Procter & Gamble Co. (The)	108	9,704

		49,750

Insurance — 2.5%
Aflac, Inc.	8	579
Allstate Corp. (The)	7	570
Aon PLC (United Kingdom)	190	22,551
Chubb Ltd. (Switzerland)	25	3,406
Marsh & McLennan Cos., Inc.†	377	27,857
Progressive Corp. (The)	25	980

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Travelers Cos, Inc. (The)	3	$362

		56,305

Materials — 11.6%
Air Products & Chemicals, Inc.†	159	21,511
Dow Chemical Co. (The)†	629	39,967
EI du Pont de Nemours & Co.†	628	50,447
FMC Corp.†	5	348
Freeport-McMoRan, Inc.†*	1,076	14,375
LyondellBasell Industries NV, Class A (Netherlands)†	293	26,719
Monsanto Co.†	320	36,224
Newmont Mining Corp.†	387	12,755
PPG Industries, Inc.†	192	20,175
Sealed Air Corp.	141	6,145
Sherwin-Williams Co. (The)†	67	20,783
WestRock Co.†	174	9,053

		258,502

Media — 7.9%
CBS Corp., Class B, non-voting shares†	299	20,739
Comcast Corp., Class A†	227	8,533
Discovery Communications, Inc., Class A†(a)*	430	12,509
Interpublic Group of Cos., Inc. (The)†	288	7,076
News Corp., Class A†	423	5,499
Omnicom Group, Inc.†	171	14,742
Scripps Networks Interactive, Inc., Class A†(a)	94	7,367
TEGNA, Inc.†	156	3,997
Time Warner, Inc.†	128	12,507
Twenty-First Century Fox, Inc., Class A†	1,306	42,301
Viacom, Inc., Class B	289	13,473
Walt Disney Co. (The)†	235	26,647

		175,390

Pharmaceuticals, Biotechnology & Life Sciences — 16.1%
AbbVie, Inc.†	670	43,657
Amgen, Inc.†	371	60,870
Biogen, Inc.†*	157	42,927
Eli Lilly & Co.	345	29,018
Gilead Sciences, Inc.†	929	63,098
Johnson & Johnson†	354	44,091
Merck & Co., Inc.†	656	41,682
Mylan NV (Netherlands)*	1	39

The accompanying notes are an integral part of the financial statements.

89

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Pfizer, Inc.†	962	$32,910

		358,292

Real Estate — 3.4%
Alexandria Real Estate Equities, Inc., REIT	3	332
Apartment Investment & Management Co., Class A, REIT	3	133
AvalonBay Communities, Inc., REIT	33	6,059
Digital Realty Trust, Inc., REIT(a)	17	1,809
Essex Property Trust, Inc., REIT	18	4,168
Extra Space Storage, Inc., REIT(a)	90	6,695
Federal Realty Investment Trust, REIT	2	267
HCP, Inc., REIT	14	438
Iron Mountain, Inc., REIT	191	6,813
Mid-America Apartment Communities, Inc., REIT	81	8,241
Public Storage, REIT	14	3,065
Realty Income Corp., REIT(a)	106	6,310
Regency Centers Corp., REIT	43	2,855
UDR, Inc., REIT	153	5,548
Ventas, Inc., REIT	18	1,171
Vornado Realty Trust, REIT	3	301
Welltower, Inc., REIT	26	1,841
Weyerhaeuser Co., REIT	545	18,519

		74,565

Retailing — 4.2%
AutoNation, Inc.(a)*	73	3,087
AutoZone, Inc.†*	5	3,615
Bed Bath & Beyond, Inc.†(a)	111	4,380
Best Buy Co., Inc.†(a)	230	11,304
Dollar Tree, Inc.*	58	4,551
Foot Locker, Inc.	93	6,957
Gap, Inc. (The)†	288	6,995
Genuine Parts Co.†	94	8,687
Kohl’s Corp.†(a)	100	3,981
L Brands, Inc.	171	8,054
Macy’s, Inc.	47	1,393
Priceline Group, Inc. (The)†*	2	3,560
Signet Jewelers, Ltd. (Bermuda)	5	346
Staples, Inc.	470	4,122
Target Corp.†	180	9,934
Tiffany & Co.(a)	52	4,956

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
TJX Cos., Inc. (The)†	21	$1,661
Tractor Supply Co.	73	5,035

		92,618

Semiconductors & Semiconductor Equipment — 11.2%
Analog Devices, Inc.	229	18,767
Applied Materials, Inc.†	785	30,536
Intel Corp.†	1,577	56,882
KLA-Tencor Corp.†	114	10,838
Lam Research Corp.†	133	17,072
QUALCOMM, Inc.†	1,076	61,698
Skyworks Solutions, Inc.(a)	135	13,227
Texas Instruments, Inc.†	504	40,602

		249,622

Software & Services — 3.5%
Accenture PLC, Class A (Ireland)†	56	6,713
CA, Inc.†	300	9,516
Citrix Systems, Inc.*	113	9,423
CSRA, Inc.†	119	3,485
eBay, Inc.†*	255	8,560
Fidelity National Information Services, Inc.	14	1,115
International Business Machines Corp.†	136	23,683
Paychex, Inc.	92	5,419
Teradata Corp.†(a)*	96	2,987
Western Union Co. (The)†(a)	352	7,163

		78,064

Technology Hardware & Equipment — 10.2%
Apple, Inc.†	467	67,089
Cisco Systems, Inc.†	1,989	67,228
Corning, Inc.†	673	18,171
F5 Networks, Inc.†*	47	6,701
FLIR Systems, Inc.†	99	3,592
HP, Inc.†	1,091	19,507
Juniper Networks, Inc.†	278	7,737
Motorola Solutions, Inc.	120	10,346
NetApp, Inc.	197	8,244
Seagate Technology PLC (Ireland)†	215	9,875
TE Connectivity Ltd. (Switzerland)†	10	746
Western Digital Corp.	15	1,238
Xerox Corp.	738	5,417

		225,891

The accompanying notes are an integral part of the financial statements.

90

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — 2.0%
Verizon Communications, Inc.†	906	$44,168

Transportation — 3.6%
Alaska Air Group, Inc.†	63	5,810
CH Robinson Worldwide, Inc.†(a)	103	7,961
Delta Air Lines, Inc.†	535	24,589
Ryder System, Inc.	39	2,942
Southwest Airlines Co.†	432	23,224
United Continental Holdings, Inc.†*	231	16,318

		80,844

Utilities — 0.6%
Entergy Corp.	130	9,875
NRG Energy, Inc.†	230	4,301

		14,176

TOTAL COMMON STOCKS (Cost $2,899,631)		3,101,580

TOTAL LONG POSITIONS - 139.2%		3,101,580

(Cost $2,899,631)

SHORT POSITIONS — (40.1)%

COMMON STOCKS — (40.1)%

Automobiles & Components — (0.3)%
Ford Motor Co.	(317)	(3,690)
Harley-Davidson, Inc.	(37)	(2,238)

		(5,928)

Banks — (1.8)%
Bank of America Corp.	(396)	(9,342)
Citigroup, Inc.	(251)	(15,015)
Comerica, Inc.	(37)	(2,537)
People’s United Financial, Inc.	(65)	(1,183)
PNC Financial Services Group, Inc. (The)	(37)	(4,449)
Regions Financial Corp.	(255)	(3,705)
Wells Fargo & Co.	(43)	(2,393)
Zions Bancorporation	(28)	(1,176)

		(39,800)

Capital Goods — (2.8)%
Acuity Brands, Inc.	(10)	(2,040)
Deere & Co.	(6)	(653)
Dover Corp.	(34)	(2,732)
Eaton Corp. PLC (Ireland)	(95)	(7,044)
Fastenal Co.	(61)	(3,142)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Flowserve Corp.	(28)	$(1,356)
General Dynamics Corp.	(28)	(5,242)
General Electric Co.	(181)	(5,394)
Johnson Controls International PLC (Ireland)	(196)	(8,256)
PACCAR, Inc.	(74)	(4,973)
Parker-Hannifin Corp.	(28)	(4,489)
Quanta Services, Inc.*	(32)	(1,188)
Rockwell Automation, Inc.	(27)	(4,204)
Roper Technologies, Inc.	(5)	(1,032)
United Rentals, Inc.*	(19)	(2,376)
United Technologies Corp.	(55)	(6,172)
Xylem, Inc.	(38)	(1,908)

		(62,201)

Commercial & Professional Services — (0.4)%
Cintas Corp.	(22)	(2,784)
Equifax, Inc.	(17)	(2,325)
Verisk Analytics, Inc.*	(35)	(2,840)

		(7,949)

Consumer Durables & Apparel — (0.6)%
Mohawk Industries, Inc.*	(16)	(3,672)
NIKE, Inc., Class B	(184)	(10,254)

		(13,926)

Consumer Services — (0.8)%
Chipotle Mexican Grill, Inc.*	(6)	(2,673)
Darden Restaurants, Inc.	(18)	(1,506)
Marriott International, Inc., Class A	(81)	(7,629)
Starbucks Corp.	(47)	(2,744)
Wynn Resorts Ltd.	(21)	(2,407)

		(16,959)

Diversified Financials — (2.2)%
Affiliated Managers Group, Inc.	(12)	(1,967)
American Express Co.	(131)	(10,363)
Ameriprise Financial, Inc.	(33)	(4,279)
Bank of New York Mellon Corp. (The)	(107)	(5,054)
BlackRock, Inc.	(20)	(7,670)
Franklin Resources, Inc.	(120)	(5,057)
Invesco, Ltd. (Bermuda)	(86)	(2,634)
Navient Corp.	(64)	(945)
S&P Global, Inc.	(19)	(2,484)
State Street Corp.	(73)	(5,812)
T Rowe Price Group, Inc.	(34)	(2,317)

		(48,582)

The accompanying notes are an integral part of the financial statements.

91

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (3.7)%
Anadarko Petroleum Corp.	(115)	$(7,130)
Baker Hughes, Inc.	(88)	(5,264)
Cabot Oil & Gas Corp.	(86)	(2,056)
Chesapeake Energy Corp.*	(188)	(1,117)
Cimarex Energy Co.	(19)	(2,270)
Concho Resources, Inc.*	(30)	(3,850)
ConocoPhillips	(69)	(3,441)
Devon Energy Corp.	(32)	(1,335)
EOG Resources, Inc.	(65)	(6,341)
EQT Corp.	(36)	(2,200)
Helmerich & Payne, Inc.	(23)	(1,531)
Hess Corp.	(66)	(3,182)
Marathon Oil Corp.	(178)	(2,812)
Marathon Petroleum Corp.	(110)	(5,559)
Murphy Oil Corp.	(37)	(1,058)
National Oilwell Varco, Inc.	(79)	(3,167)
Noble Energy, Inc.	(90)	(3,091)
Occidental Petroleum Corp.	(160)	(10,138)
Pioneer Natural Resources Co.	(20)	(3,725)
Range Resources Corp.	(51)	(1,484)
Schlumberger Ltd. (Curacao)	(134)	(10,465)
Tesoro Corp.	(25)	(2,026)

		(83,242)

Food & Staples Retailing — (0.9)%
Costco Wholesale Corp.	(67)	(11,235)
Sysco Corp.	(113)	(5,867)
Whole Foods Market, Inc.	(67)	(1,991)

		(19,093)

Food, Beverage & Tobacco — (3.0)%
Brown-Forman Corp., Class B	(83)	(3,833)
Coca-Cola Co. (The)	(205)	(8,700)
Constellation Brands, Inc., Class A	(33)	(5,348)
JM Smucker Co. (The)	(14)	(1,835)
Kellogg Co.	(74)	(5,373)
Kraft Heinz Co. (The)	(200)	(18,162)
Mead Johnson Nutrition Co.	(39)	(3,474)
Molson Coors Brewing Co., Class B	(45)	(4,307)
Mondelez International, Inc., Class A	(321)	(13,829)
PepsiCo, Inc.	(9)	(1,007)

		(65,868)

Health Care Equipment & Services — (1.8)%
AmerisourceBergen Corp.	(7)	(620)
Becton Dickinson and Co.	(44)	(8,071)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Cardinal Health, Inc.	(67)	$(5,464)
Cerner Corp.*	(74)	(4,355)
Cooper Cos., Inc. (The)	(4)	(800)
DENTSPLY SIRONA, Inc.	(49)	(3,060)
Edwards Lifesciences Corp.*	(45)	(4,233)
Envision Healthcare Corp.*	(25)	(1,533)
Hologic, Inc.*	(59)	(2,510)
IDEXX Laboratories, Inc.*	(19)	(2,938)
Intuitive Surgical, Inc.*	(2)	(1,533)
Patterson Cos., Inc.	(21)	(950)
Universal Health Services, Inc., Class B	(20)	(2,489)
Varian Medical Systems, Inc.*	(20)	(1,823)

		(40,379)

Household & Personal Products — (1.0)%
Clorox Co. (The)	(27)	(3,640)
Colgate-Palmolive Co.	(129)	(9,442)
Coty Inc., Class A	(157)	(2,846)
Estee Lauder Cos., Inc. (The), Class A	(79)	(6,698)

		(22,626)

Insurance — (2.4)%
American International Group, Inc.	(186)	(11,612)
Arthur J Gallagher & Co.	(37)	(2,092)
Assurant, Inc.	(13)	(1,244)
Hartford Financial Services Group, Inc. (The)	(79)	(3,798)
Lincoln National Corp.	(48)	(3,142)
Loews Corp.	(71)	(3,321)
MetLife, Inc.	(230)	(12,149)
Prudential Financial Group, Inc.	(90)	(9,601)
Unum Group	(49)	(2,298)
Willis Towers Watson PLC (Ireland)	(29)	(3,796)

		(53,053)

Materials — (2.0)%
Albemarle Corp.	(24)	(2,535)
Avery Dennison Corp.	(19)	(1,531)
Ball Corp.	(37)	(2,748)
CF Industries Holdings, Inc.	(49)	(1,438)
Eastman Chemical Co.	(31)	(2,505)
Ecolab, Inc.	(64)	(8,022)
International Flavors & Fragrances, Inc.	(17)	(2,253)

The accompanying notes are an integral part of the financial statements.

92

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
International Paper Co.	(86)	$(4,367)
Martin Marietta Materials, Inc.	(14)	(3,056)
Mosaic Co. (The)	(74)	(2,159)
Nucor Corp.	(67)	(4,001)
Praxair, Inc.	(60)	(7,116)
Vulcan Materials Co.	(28)	(3,373)

		(45,104)

Media — (0.3)%
DISH Network Corp., Class A*	(97)	(6,159)

Pharmaceuticals, Biotechnology & Life Sciences — (2.7)%
Agilent Technologies, Inc.	(68)	(3,595)
Alexion Pharmaceuticals, Inc.*	(46)	(5,577)
Allergan PLC (Ireland)	(44)	(10,512)
Illumina, Inc.*	(31)	(5,290)
Incyte Corp.*	(44)	(5,881)
Mallinckrodt PLC (Ireland)*	(22)	(981)
Mettler-Toledo International, Inc.*	(6)	(2,873)
PerkinElmer, Inc.	(23)	(1,335)
Perrigo Co. PLC (Ireland)	(31)	(2,058)
Regeneron Pharmaceuticals, Inc.*	(25)	(9,688)
Thermo Fisher Scientific, Inc.	(13)	(1,997)
Vertex Pharmaceuticals, Inc.*	(53)	(5,796)
Zoetis, Inc.	(104)	(5,550)

		(61,133)

Real Estate — (1.7)%
American Tower Corp., REIT	(35)	(4,254)
Boston Properties, Inc., REIT	(9)	(1,192)
Crown Castle International Corp., REIT	(75)	(7,084)
Equinix, Inc., REIT	(14)	(5,605)
Equity Residential, REIT	(77)	(4,791)
Host Hotels & Resorts, Inc., REIT	(155)	(2,892)
Kimco Realty Corp., REIT	(89)	(1,966)
Macerich Co. (The), REIT	(31)	(1,996)
Prologis, Inc., REIT	(111)	(5,759)
SL Green Realty Corp., REIT	(22)	(2,346)

		(37,885)

Retailing — (2.1)%
Advance Auto Parts, Inc.	(16)	(2,372)
Amazon.com, Inc.*	(17)	(15,071)
CarMax, Inc.*	(40)	(2,369)
Expedia, Inc.	(24)	(3,028)
Home Depot, Inc. (The)	(30)	(4,405)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
LKQ Corp.*	(63)	$(1,844)
Netflix, Inc.*	(90)	(13,303)
Ross Stores, Inc.	(6)	(395)
TripAdvisor, Inc.*	(31)	(1,338)
Ulta Beauty, Inc.*	(12)	(3,423)

		(47,548)

Semiconductors & Semiconductor Equipment — (0.9)%
Advanced Micro Devices, Inc.*	(194)	(2,823)
Broadcom Ltd. (Singapore)	(12)	(2,628)
Micron Technology, Inc.*	(250)	(7,225)
NVIDIA Corp.	(48)	(5,229)
Xilinx, Inc.	(56)	(3,242)

		(21,147)

Software & Services — (4.3)%
Activision Blizzard, Inc.	(27)	(1,346)
Adobe Systems, Inc.*	(61)	(7,938)
Akamai Technologies, Inc.*	(37)	(2,209)
Alliance Data Systems Corp.	(12)	(2,988)
Alphabet, Inc., Class A*	(5)	(4,239)
Autodesk, Inc.*	(46)	(3,978)
Automatic Data Processing, Inc.	(11)	(1,126)
Electronic Arts, Inc.*	(64)	(5,729)
Facebook, Inc., Class A*	(19)	(2,699)
Fiserv, Inc.*	(46)	(5,304)
Intuit, Inc.	(53)	(6,147)
Mastercard, Inc., Class A	(2)	(225)
Microsoft Corp.	(283)	(18,638)
Oracle Corp.	(112)	(4,996)
PayPal Holdings, Inc.*	(151)	(6,496)
Red Hat, Inc.*	(38)	(3,287)
salesforce.com, Inc.*	(147)	(12,126)
Symantec Corp.	(131)	(4,019)
Synopsys, Inc.*	(32)	(2,308)

		(95,798)

Technology Hardware & Equipment — (0.3)%
Harris Corp.	(27)	(3,004)
Hewlett Packard Enterprise Co.	(132)	(3,128)

		(6,132)

Telecommunication Services — (0.5)%
AT&T, Inc.	(113)	(4,695)
CenturyLink, Inc.	(115)	(2,711)
Level 3 Communications, Inc.*	(76)	(4,349)

		(11,755)

The accompanying notes are an integral part of the financial statements.

93

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Concluded)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (2.2)%
American Airlines Group, Inc.	(107)	$(4,526)
CSX Corp.	(155)	(7,215)
FedEx Corp.	(49)	(9,562)
JB Hunt Transport Services, Inc.	(24)	(2,202)
Kansas City Southern	(23)	(1,972)
Norfolk Southern Corp.	(61)	(6,830)
Union Pacific Corp.	(55)	(5,826)
United Parcel Service, Inc., Class B	(96)	(10,301)

		(48,434)

Utilities — (1.4)%
Duke Energy Corp.	(138)	(11,317)
FirstEnergy Corp.	(92)	(2,927)
NextEra Energy, Inc.	(89)	(11,425)
Public Service Enterprise Group, Inc.	(105)	(4,657)
Sempra Energy	(13)	(1,436)

		(31,762)

TOTAL COMMON STOCK (Proceeds $859,235)		(892,463)

TOTAL SECURITES SOLD SHORT - (40.1)%		(892,463)

(Proceeds $859,235)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		19,458

NET ASSETS - 100.0%		$2,228,575

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

94

GOTHAM NEUTRAL FUND

Portfolio of Investments

March 31, 2017

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 122.4%
COMMON STOCKS — 122.4%
Automobiles & Components — 2.5%
BorgWarner, Inc.†	40,839	$1,706,662
Cooper Tire & Rubber Co.†	6,459	286,457
Cooper-Standard Holdings, Inc.†(a)(b) *	23,499	2,606,744
Delphi Automotive PLC (Jersey)†(b)	26,052	2,096,925
Ford Motor Co.†(a)(b)	102,140	1,188,910
General Motors Co.†(a)(b)	68,472	2,421,170
Goodyear Tire & Rubber Co. (The)†	49,077	1,766,772
Harley-Davidson, Inc.†(a)(b)	17,845	1,079,622
Lear Corp.†	4,224	598,034
Magna International, Inc. (Canada)†(b)	80,650	3,480,854
Standard Motor Products, Inc.(a)	4,421	217,248
Superior Industries International, Inc.	43	1,090
Tenneco, Inc.†	13,974	872,257
Thor Industries, Inc.†(a)	8,481	815,279
Winnebago Industries, Inc.†	14,202	415,409

		19,553,433

Capital Goods — 17.0%
3M Co.†	7,293	1,395,370
Advanced Drainage Systems, Inc.(a)	519	11,366
AGCO Corp.†(a)(b)	15,809	951,386
Alamo Group, Inc.	1,545	117,714
Allegion PLC (Ireland)†	6,670	504,919
American Woodmark Corp.†*	2,551	234,182
AMETEK, Inc.†(a)(b)	26,655	1,441,502
AO Smith Corp.†(b)	5,936	303,686
Applied Industrial Technologies, Inc.(a)(b)	3,742	231,443
Arconic, Inc.†(a)(b)	105,169	2,770,151
Argan, Inc.†(a)(b)	38,798	2,566,488
Astec Industries, Inc.†	5,775	355,134
Atkore International Group, Inc.†*	8,117	213,315
Barnes Group, Inc.†	2,489	127,785
Boeing Co. (The)(a)(b)	41,086	7,266,470
Builders FirstSource, Inc.(b) *	59,592	887,921
Carlisle Cos., Inc.†	11,290	1,201,369
Caterpillar, Inc.†	35,741	3,315,335
Chart Industries, Inc.†*	64,873	2,266,663
Columbus McKinnon Corp	1,777	44,105
Continental Building Products, Inc.†(b) *	51,114	1,252,293
Crane Co.†(b)	51,861	3,880,759
CSW Industrials, Inc.*	1,159	42,535

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Cummins, Inc.†(b)	13,368	$2,021,242
Curtiss-Wright Corp.†(b)	34,446	3,143,542
Deere & Co.(a)(b)	9,001	979,849
Donaldson Co., Inc.†	20,419	929,473
Dover Corp.†	891	71,592
Eaton Corp. PLC (Ireland)†	9,301	689,669
EMCOR Group, Inc.†	41,573	2,617,020
Emerson Electric Co.†	90,680	5,428,105
EnerSys†	13,757	1,085,978
Esterline Technologies Corp.(a) *	326	28,052
Flowserve Corp.	4,197	203,219
Fluor Corp.†(b)	63,306	3,331,162
Fortive Corp.†(b)	22,727	1,368,620
Fortune Brands Home & Security, Inc.†	29,936	1,821,606
GATX Corp.†(a)	21,383	1,303,508
Generac Holdings, Inc.(a) *	5,039	187,854
General Cable Corp.†(a)	39,402	707,266
General Electric Co.†	30,030	894,894
Gibraltar Industries, Inc.†(a)(b) *	45,035	1,855,442
Global Brass & Copper Holdings, Inc.(a)(b)	2,249	77,366
Gorman-Rupp Co. (The)†(a)	4,388	137,783
Harsco Corp.†(b) *	59,846	763,037
HD Supply Holdings, Inc.†(a) *	5,242	215,577
Hillenbrand, Inc.†	9,985	357,962
Honeywell International, Inc.†	24,390	3,045,579
Hubbell, Inc.†(a)	5,456	654,993
Huntington Ingalls Industries, Inc.†	7,975	1,596,914
IDEX Corp†	2,397	224,143
Illinois Tool Works, Inc.†	11,217	1,485,916
Ingersoll-Rand PLC (Ireland)†	67,726	5,507,478
ITT, Inc.†(b)	21,793	893,949
Jacobs Engineering Group, Inc.†	41,763	2,308,659
Joy Global, Inc.†	48,244	1,362,893
Kadant, Inc.(a)	238	14,125
Kaman Corp.(a)(b)	3,590	172,787
L3 Technologies, Inc.†	13,177	2,178,026
Lennox International, Inc.†(a)(b)	9,921	1,659,783
Lydall, Inc.†*	8,311	445,470
Masco Corp.	2,209	75,084
Meritor, Inc.†*	18,688	320,125
Moog, Inc., Class A†*	1,905	128,302
MRC Global, Inc.†*	33,234	609,179

The accompanying notes are an integral part of the financial statements.

95

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Mueller Industries, Inc.†	5,858	$200,519
National Presto Industries, Inc.†(a)	3,091	315,900
NOW, Inc.†*	12,425	210,728
Oshkosh Corp.†(a)(b)	52,781	3,620,249
Owens Corning†	1,698	104,206
PACCAR, Inc.(a)	3,137	210,806
Parker-Hannifin Corp.†	6,209	995,427
Pentair PLC (Ireland)†(a)(b)	29,827	1,872,539
Ply Gem Holdings, Inc.*	1,149	22,635
Raytheon Co.†	22,412	3,417,830
Regal Beloit Corp.†(b)	38,534	2,915,097
Rockwell Automation, Inc.†	7,181	1,118,153
Rockwell Collins, Inc.†	15,914	1,546,204
Snap-on, Inc.†(a)	7,040	1,187,437
Spirit AeroSystems Holdings, Inc., Class A†(a)(b)	71,713	4,153,617
SPX Corp.†(b)*	57,046	1,383,366
SPX FLOW, Inc.†*	2,811	97,570
Standex International Corp.†	2	200
Stanley Black & Decker, Inc.†	20,866	2,772,465
Terex Corp.†	43,941	1,379,747
Textron, Inc.†(a)(b)	66,219	3,151,362
TransDigm Group, Inc.†(a)	2,779	611,825
Trex Co., Inc.†*	7,283	505,367
TriMas Corp.(a)*	3,403	70,612
Tutor Perini Corp.†(a)*	44,889	1,427,470
United Rentals, Inc.†(b)*	9,699	1,212,860
United Technologies Corp.†	5,262	590,449
Univar, Inc.†(b)*	81,982	2,513,568
USG Corp.†(a)*	119,379	3,796,252
Veritiv Corp.*	1,443	74,747
Wabash National Corp.†(a)	98,874	2,045,703
Watts Water Technologies, Inc., Class A†(a)	2,736	170,590
WESCO International, Inc.†*	12,854	893,996
WW Grainger, Inc.†(a)	20,926	4,870,736

		133,745,346

Commercial & Professional Services — 3.4%
Dun & Bradstreet Corp. (The)†	9,588	1,034,929
Essendant, Inc.†	8,395	127,184
FTI Consulting, Inc.†(a)(b)*	38,645	1,591,015
Huron Consulting Group, Inc.†*	18,536	780,366
ICF International, Inc.†(a)(b)*	10,093	416,841
Kelly Services, Inc., Class A†(a)	12,934	282,737

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Kimball International, Inc., Class B	2,146	$35,409
LSC Communications, Inc.†	18,965	477,159
ManpowerGroup, Inc.†	33,105	3,395,580
Matthews International Corp., Class A†(a)(b)	16,484	1,115,143
Navigant Consulting, Inc.†(b)*	17,662	403,753
Nielsen Holdings PLC (United Kingdom)†	75,133	3,103,744
Quad/Graphics, Inc.†	54,773	1,382,471
Republic Services, Inc.†	23,328	1,465,232
Ritchie Bros Auctioneers, Inc. (Canada)†(a)	34,194	1,124,983
Robert Half International, Inc.†(b)	67,373	3,289,824
RR Donnelley & Sons Co.†(a)	61,917	749,815
SP Plus Corp.(a)*	2,490	84,038
Steelcase, Inc., Class A†(a)	39,046	654,021
Stericycle, Inc.†(b)*	19,782	1,639,730
Team, Inc.(a)*	3,174	85,857
Tetra Tech, Inc.†	6,132	250,492
TrueBlue, Inc.†*	27,898	763,010
UniFirst Corp.†	5,441	769,629
Waste Management, Inc.†	20,122	1,467,296

		26,490,258

Consumer Durables & Apparel — 4.6%
Acushnet Holdings Corp.†(a)*	16,300	281,664
Callaway Golf Co.†	40,274	445,833
Carter’s, Inc.†(a)(b)	25,434	2,283,973
Cavco Industries, Inc.†(b)*	8,994	1,046,902
Coach, Inc.(b)	6,135	253,560
Deckers Outdoor Corp.†(a)*	20,739	1,238,740
DR Horton, Inc.†	31,181	1,038,639
Fossil Group, Inc.†(a)*	69,663	1,215,619
Garmin Ltd. (Switzerland)†(a)	99,698	5,095,565
Hanesbrands, Inc.†	65,679	1,363,496
Hasbro, Inc.†(b)	20,871	2,083,343
iRobot Corp.(a)*	28,084	1,857,476
La-Z-Boy, Inc.(a)(b)	46,606	1,258,362
Leggett & Platt, Inc.†(a)	11,303	568,767
Mattel, Inc.†(a)(b)	79,814	2,044,037
Michael Kors Holdings Ltd. (British Virgin Islands)†(b)*	65,788	2,507,181
Movado Group, Inc.(a)	716	17,864
Newell Brands, Inc.†	44,147	2,082,414
PulteGroup, Inc.†(a)(b)	37,616	885,857

The accompanying notes are an integral part of the financial statements.

96

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Ralph Lauren Corp.†(a)(b)	27,382	$2,234,919
TopBuild Corp.†(a)(b)*	29,503	1,386,641
Tupperware Brands Corp.(a)(b)	1,579	99,035
Under Armour, Inc., Class C(a)(b)*	57,968	1,060,814
VF Corp.†	42,384	2,329,848
Whirlpool Corp.(a)(b)	4,276	732,607
Wolverine World Wide, Inc.(a)(b)	26,790	668,946

		36,082,102

Consumer Services — 5.9%
Amaya, Inc. (Canada)(a)*	304	5,168
Aramark†	4,533	167,132
Belmond Ltd., Class A (Bermuda)*	1,460	17,666
Bojangles’, Inc.(a)*	21,932	449,606
Brinker International, Inc.†(a)	33,491	1,472,264
Capella Education Co.†(a)	11,477	975,832
Cheesecake Factory, Inc. (The)†(a)	16,339	1,035,239
Churchill Downs, Inc.†	6,454	1,025,218
Cracker Barrel Old Country Store, Inc.(a)	18,202	2,898,668
Darden Restaurants, Inc.†(a)	10,748	899,285
Denny’s Corp.*	598	7,397
DeVry Education Group, Inc.†(a)	45,430	1,610,494
DineEquity, Inc.†(a)(b)	45,539	2,478,232
Dunkin’ Brands Group, Inc.†(a)	22,497	1,230,136
Eldorado Resorts, Inc.(a)*	41,034	776,568
Graham Holdings Co., Class B†	2,343	1,404,746
Hilton Worldwide Holdings, Inc.(a)(b)	14,950	873,977
Isle of Capri Casinos, Inc.†*	7,056	185,996
Jack in the Box, Inc.†(a)(b)	45,075	4,585,029
La Quinta Holdings, Inc.†*	101,664	1,374,497
McDonald’s Corp.†(b)	50,125	6,496,701
Monarch Casino & Resort, Inc.*	182	5,376
Restaurant Brands International, Inc. (Canada)†	12,615	703,160
Royal Caribbean Cruises Ltd. (Liberia)†	16,600	1,628,626
SeaWorld Entertainment, Inc.(a)	55,374	1,011,683
Service Corp. International†(a)(b)	22,382	691,156
Six Flags Entertainment Corp.†(b)	7,257	431,719
Sonic Corp.†(a)(b)	122,940	3,117,758
Speedway Motorsports, Inc.(a)	355	6,688
Weight Watchers International, Inc.*	69,240	1,078,067
Wendy’s Co. (The)†(a)(b)	86,207	1,173,277
Wyndham Worldwide Corp.†(a)(b)	38,863	3,275,762

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Yum! Brands, Inc.†	49,717	$3,176,916

		46,270,039

Energy — 4.3%
Archrock, Inc.†	134,036	1,662,046
Atwood Oceanics, Inc.†*	31,494	300,138
Baker Hughes, Inc.†	4,609	275,710
CONSOL Energy, Inc.†*	54,195	909,392
CVR Energy, Inc.(a)	7,491	150,419
Delek US Holdings, Inc.†	75,101	1,822,701
Diamond Offshore Drilling, Inc.(a)*	34,358	574,122
Dorian LPG Ltd.*	113	1,190
Dril-Quip, Inc.†*	7,870	429,308
Exterran Corp.†(b)*	12,486	392,685
Exxon Mobil Corp.†	26,994	2,213,778
Halliburton Co.†(b)	62,345	3,067,997
Imperial Oil Ltd. (Canada)(a)	11,518	351,299
Kinder Morgan, Inc.†	75,939	1,650,914
McDermott International, Inc. (Panama)†*	132,161	892,087
Oceaneering International, Inc.†	65,458	1,772,603
Oil States International, Inc.(a)(b)*	22,832	756,881
ONEOK, Inc.†	19,060	1,056,686
REX American Resources Corp.†(a)*	7,025	635,692
Rowan Cos. PLC, Class A (United Kingdom)†(a)*	188,730	2,940,413
Seadrill Ltd. (Bermuda)(a)*	101,697	167,800
Ship Finance International Ltd. (Bermuda)(a)	67,978	999,277
Smart Sand, Inc.(a)*	12,094	196,528
Suncor Energy, Inc. (Canada)†	55,553	1,708,255
Teekay Corp. (Marshall Island)(a)	17,237	157,719
Transocean Ltd. (Switzerland)(a)*	25,742	320,488
Unit Corp.(a)*	10,872	262,668
Valero Energy Corp.†(b)	61,198	4,056,815
Western Refining, Inc.†(b)	18,291	641,465
Williams Cos., Inc. (The)†	126,118	3,731,832

		34,098,908

Food & Staples Retailing — 2.4%
CVS Health Corp.†(b)	94,062	7,383,867
Ingles Markets, Inc., Class A†(a)	11,588	500,022
Kroger Co. (The)†(b)	206,046	6,076,297
SpartanNash Co.†(b)	34,331	1,201,242
Walgreens Boots Alliance, Inc.†	15,286	1,269,502
Wal-Mart Stores, Inc.†	34,679	2,499,662

The accompanying notes are an integral part of the financial statements.

97

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Weis Markets, Inc.†	1,840	$109,756
Whole Foods Market, Inc.(a)	5,676	168,691

		19,209,039

Food, Beverage & Tobacco — 6.1%
Altria Group, Inc.†	19,543	1,395,761
Archer-Daniels-Midland Co.†(b)	45,439	2,092,012
Boston Beer Co., Inc., Class A†(a)*	3,220	465,773
Brown-Forman Corp., Class B†(a)(b)	49,429	2,282,631
Campbell Soup Co.†(a)	66,228	3,790,891
Coca-Cola Co. (The)†	36,378	1,543,882
Conagra Brands, Inc.†	62,949	2,539,363
Dean Foods Co.†	17,776	349,476
Dr Pepper Snapple Group, Inc.†	57,038	5,585,161
Fresh Del Monte Produce, Inc. (Cayman Islands)†	11,159	660,948
General Mills, Inc.†	23,470	1,384,965
Hershey Co. (The)†(b)	16,925	1,849,056
Hormel Foods Corp.†(a)	111,808	3,871,911
Ingredion, Inc.†	4,286	516,163
JM Smucker Co. (The)†(a)(b)	6,300	825,804
John B Sanfilippo & Son, Inc.(a)	3,570	261,288
Kellogg Co.†	6,562	476,467
McCormick & Co., Inc., non-voting shares†	43,309	4,224,793
Mondelez International, Inc., Class A	4,200	180,936
Philip Morris International, Inc.†	7,941	896,539
Pilgrim’s Pride Corp.†	53,680	1,208,068
Pinnacle Foods, Inc.†(b)	65,398	3,784,582
Snyder’s-Lance, Inc.	5,859	236,176
Tyson Foods, Inc., Class A†(a)	87,231	5,383,025
Universal Corp.†(a)	27,509	1,946,262

		47,751,933

Health Care Equipment & Services — 10.7%
Abbott Laboratories†(b)	45,907	2,038,730
Acadia Healthcare Co., Inc.†(a)*	126,763	5,526,867
Air Methods Corp.†(a)*	13,775	592,325
Alere, Inc.†*	9,376	372,508
American Renal Associates Holdings, Inc.(a)*	5,892	99,457
AmerisourceBergen Corp.†(a)	5,106	451,881
AMN Healthcare Services, Inc.†(a)(b)*	60,255	2,446,353
Analogic Corp.†(a)(b)	7,396	561,356
AngioDynamics, Inc.(a)(b)*	10,508	182,314
Anika Therapeutics, Inc.†*	7,658	332,664

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Baxter International, Inc.†(b)	119,837	$6,214,747
Boston Scientific Corp.†(a)*	243,229	6,049,105
Cerner Corp.†(a)(b)*	55,745	3,280,593
Chemed Corp.†	6,368	1,163,370
Community Health Systems, Inc.†*	63,460	562,890
CONMED Corp.†(a)	7,673	340,758
Cooper Cos., Inc. (The)†	3,510	701,614
Cotiviti Holdings, Inc.†(a)(b)*	56,432	2,349,264
CR Bard, Inc.†	3,324	826,147
Danaher Corp.†	17,661	1,510,545
DaVita, Inc.†*	33,867	2,301,940
Express Scripts Holding Co.†(a)(b)*	102,458	6,753,007
Globus Medical, Inc., Class A†*	6,647	196,884
Haemonetics Corp.(a)*	3,407	138,222
Halyard Health, Inc.†(b)*	81,895	3,119,381
HCA Holdings, Inc.†(b)*	23,272	2,070,975
Henry Schein, Inc.†*	6,352	1,079,649
Hill-Rom Holdings, Inc.†	6,989	493,423
HMS Holdings Corp.†*	64,831	1,318,014
ICU Medical, Inc.†*	9,450	1,443,015
Integer Holdings Corp.†(b)*	29,150	1,171,830
Integra LifeSciences Holdings Corp.†*	10,909	459,596
Kindred Healthcare, Inc.†	133,480	1,114,558
Laboratory Corp. of America Holdings†*	13,327	1,912,025
Masimo Corp.†*	4,867	453,896
McKesson Corp.†	9,604	1,423,889
MEDNAX, Inc.†(a)*	25,657	1,780,083
Medtronic PLC (Ireland)†	52,230	4,207,649
Meridian Bioscience, Inc.†(a)	52,667	726,805
National HealthCare Corp.	8	570
Natus Medical, Inc.†*	30,122	1,182,289
Owens & Minor, Inc.†(a)	45,820	1,585,372
Quality Systems, Inc.†(b)*	18,459	281,315
Quest Diagnostics, Inc.†	15,487	1,520,669
Select Medical Holdings Corp.†(a)(b)*	88,424	1,180,460
STERIS PLC (United Kingdom)†	12,058	837,549
Stryker Corp.†	19,080	2,511,882
Tivity Health, Inc.†(b)*	17,252	502,033
Varian Medical Systems, Inc.†*	13,214	1,204,192
Veeva Systems, Inc., Class A†(a)*	30,464	1,562,194
Zimmer Biomet Holdings, Inc.†	28,187	3,441,915

		83,578,769

The accompanying notes are an integral part of the financial statements.

98

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — 1.1%
Avon Products, Inc.†(b)*	282,364	$1,242,402
Central Garden & Pet Co., Class A†*	10,542	366,018
Church & Dwight Co., Inc.†(a)(b)	22,748	1,134,443
Colgate-Palmolive Co.†	6,705	490,739
Edgewell Personal Care Co.†*	1,711	125,143
Energizer Holdings, Inc.†(a)	28,858	1,608,834
Estee Lauder Cos., Inc. (The), Class A†	2,438	206,718
Inter Parfums, Inc.(a)	514	18,787
Kimberly-Clark Corp.†	13,542	1,782,533
Procter & Gamble Co. (The)†	19,917	1,789,542

		8,765,159

Materials — 7.4%
Agrium, Inc. (Canada)†(a)	15,375	1,469,081
Air Products & Chemicals, Inc.†	1,160	156,936
Albemarle Corp.†(b)	24,029	2,538,424
Axalta Coating Systems Ltd. (Bermuda)†(b)*	33,933	1,092,643
Cabot Corp.†	23,460	1,405,489
Chemours Co. (The)†	53,642	2,065,217
Chemtura Corp.†*	35,121	1,173,041
Domtar Corp.†(a)(b)	20,467	747,455
Eagle Materials, Inc.†(a)(b)	58,137	5,647,428
EI du Pont de Nemours & Co.†	48,395	3,887,570
FMC Corp.†	24,506	1,705,373
FutureFuel Corp.(a)	4,191	59,428
Graphic Packaging Holding Co.†	102,983	1,325,391
Greif, Inc., Class A†	36,550	2,013,540
Headwaters, Inc.†*	37,369	877,424
Huntsman Corp.†	9,064	222,431
Ingevity Corp.(b)*	20,744	1,262,272
Innophos Holdings, Inc.†	29,275	1,579,972
KapStone Paper and Packaging Corp.†	4,120	95,172
Koppers Holdings, Inc.†*	14,563	616,743
Kraton Corp.†(a)*	34,641	1,071,100
Louisiana-Pacific Corp.†(a)*	125,314	3,110,293
LyondellBasell Industries NV, Class A (Netherlands)†	43,841	3,997,861
Minerals Technologies, Inc.†	17,717	1,357,122
Monsanto Co.†	26,777	3,031,156
Neenah Paper, Inc.(b)	2,877	214,912
Owens-Illinois, Inc.†*	39,749	810,085
PolyOne Corp.†	7,540	257,039

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
PPG Industries, Inc.†	26,857	$2,822,134
RPM International, Inc.†	4,504	247,855
Schweitzer-Mauduit International, Inc.†(b)	30,523	1,264,263
Sealed Air Corp.(b)	35,531	1,548,441
Silgan Holdings, Inc.†(a)	26,515	1,573,930
Sonoco Products Co.†(a)	24,018	1,271,033
Stepan Co.	884	69,668
Summit Materials, Inc., Class A(b)*	84,061	2,077,147
Trinseo SA (Luxembourg)†(b)	50,874	3,413,645
Tronox Ltd., Class A (Australia)†	767	14,151

		58,092,865

Media — 4.3%
AMC Networks, Inc., Class A†*	26,856	1,575,910
CBS Corp., Class B, non-voting shares†	25,696	1,782,275
Comcast Corp., Class A†	68,041	2,557,661
Discovery Communications, Inc., Class A†(a)*	56,688	1,649,054
DISH Network Corp., Class A†(a)*	9,067	575,664
Gray Television, Inc.†*	50,149	727,161
Interpublic Group of Cos., Inc. (The)†(a)	92,054	2,261,767
Lions Gate Entertainment Corp., Class B (Canada)†*	4,138	100,884
MSG Networks, Inc., Class A†(a)*	110,075	2,570,251
News Corp., Class A†(a)	29,600	384,800
Omnicom Group, Inc.†(b)	26,519	2,286,203
Scholastic Corp.(a)(b)	9,079	386,493
Scripps Networks Interactive, Inc., Class A(a)	13,624	1,067,713
Sinclair Broadcast Group, Inc., Class A†	46,753	1,893,497
TEGNA, Inc.†(b)	117,722	3,016,038
Time Warner, Inc.†	43,481	4,248,528
Twenty-First Century Fox, Inc., Class A†(a)	75,445	2,443,664
Viacom, Inc., Class B†	40,434	1,885,033
Walt Disney Co. (The)†	20,844	2,363,501

		33,776,097

Pharmaceuticals, Biotechnology & Life Sciences — 11.8%
AbbVie, Inc.†	45,043	2,935,002
Acorda Therapeutics, Inc.†*	38,983	818,643
Akorn, Inc.†*	15,473	372,590

The accompanying notes are an integral part of the financial statements.

99

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Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Alexion Pharmaceuticals, Inc.*	3,516	$426,280
Alkermes PLC (Ireland)†(a)*	14,226	832,221
AMAG Pharmaceuticals, Inc.†(a)*	125,695	2,834,422
Amgen, Inc.†(b)	35,122	5,762,467
BioCryst Pharmaceuticals, Inc.(a)*	16,159	135,736
Biogen, Inc.†(b)*	21,734	5,942,510
Bioverativ, Inc.†*	23,202	1,263,581
Blueprint Medicines Corp.(a)*	4,324	172,917
Bruker Corp.(a)	11,762	274,407
Celgene Corp.†*	26,844	3,340,199
Charles River Laboratories International, Inc.†*	23,263	2,092,507
Cytokinetics, Inc.(a)*	4,148	53,302
Eagle Pharmaceuticals, Inc.(a)*	26,734	2,217,318
Eli Lilly & Co.†	50,332	4,233,425
Emergent BioSolutions, Inc.†*	30,922	897,975
Enanta Pharmaceuticals, Inc.†*	8,433	259,736
Endo International PLC (Ireland)†(a)*	116,986	1,305,564
Exelixis, Inc.†(a)(b)*	186,704	4,045,876
Gilead Sciences, Inc.†	89,048	6,048,140
Heska Corp.†*	1,970	206,811
Horizon Pharma PLC (Ireland)†*	7,257	107,258
INC Research Holdings, Inc., Class A†*	6,109	280,098
Incyte Corp., Ltd.†(b)*	12,263	1,639,195
Insys Therapeutics, Inc.(a)*	38,946	409,322
Ionis Pharmaceuticals, Inc.†(a)*	62,590	2,516,118
Ironwood Pharmaceuticals, Inc.†(a)*	86,202	1,470,606
Jazz Pharmaceuticals PLC (Ireland)†*	4,315	626,236
Johnson & Johnson†	23,201	2,889,685
Lannett Co., Inc.(a)*	131,242	2,933,259
Ligand Pharmaceuticals, Inc.†(a)*	25,230	2,670,343
Merck & Co., Inc.†	69,795	4,434,774
MiMedx Group, Inc.(a)*	25,966	247,456
Mylan NV (Netherlands)†(b)*	81,481	3,176,944
Myriad Genetics, Inc.†(a)*	87,414	1,678,349
PerkinElmer, Inc.†(b)	22,804	1,324,000
Pfizer, Inc.†	79,205	2,709,603
Phibro Animal Health Corp., Class A	3,025	85,002
PRA Health Sciences, Inc.†*	36,189	2,360,608
Prestige Brands Holdings, Inc.†(a)(b)*	32,895	1,827,646
Progenics Pharmaceuticals, Inc.†(a)*	104,777	989,095

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
QIAGEN NV (Netherlands)	1,518	$43,976
Quintiles IMS Holdings, Inc.†*	19,117	1,539,492
Repligen Corp.†(a)(b)*	36,570	1,287,264
Seattle Genetics, Inc.†(a)*	20,206	1,270,149
Sucampo Pharmaceuticals, Inc., Class A(a)*	31,836	350,196
Supernus Pharmaceuticals, Inc.(a)*	17,743	555,356
Thermo Fisher Scientific, Inc.†	2,130	327,168
United Therapeutics Corp.†(a)*	22,622	3,062,566
Vanda Pharmaceuticals, Inc.†*	34,122	477,708
VWR Corp.(a)*	13,183	371,761
Waters Corp.†*	5,018	784,364
Xencor, Inc.†*	46,512	1,112,567
Zoetis, Inc.†	12,194	650,794

		92,680,587

Retailing — 6.0%
1-800-Flowers.com, Inc., Class A*	2,562	26,132
Aaron’s, Inc.†	67,450	2,005,963
Abercrombie & Fitch Co., Class A(a)	132,752	1,583,731
American Eagle Outfitters, Inc.†(a)	88,053	1,235,384
Asbury Automotive Group, Inc.†(b)*	19,127	1,149,533
Ascena Retail Group, Inc.†*	51,187	218,057
AutoNation, Inc.†(a)(b)*	66,528	2,813,469
AutoZone, Inc.†*	4,783	3,458,348
Bed Bath & Beyond, Inc.†(a)	73,372	2,895,259
Best Buy Co., Inc.†	10,876	534,555
Big Lots, Inc.(a)	3,918	190,728
Buckle, Inc. (The)(a)	76,877	1,429,912
Camping World Holdings, Inc., Class A†	9,842	317,306
Dick’s Sporting Goods, Inc.(b)	13,405	652,287
Dillard’s, Inc., Class A†(a)	26,790	1,399,510
Dollar General Corp.†	2,520	175,720
Dollar Tree, Inc.†*	13,986	1,097,342
DSW, Inc., Class A(a)	4,104	84,871
Expedia, Inc.†	3,134	395,417
Foot Locker, Inc.†(a)	11,835	885,376
Francesca’s Holdings Corp.*	2,951	45,298
Gap, Inc. (The)†(a)	132,585	3,220,490
Genuine Parts Co.†	16,448	1,519,960
Group 1 Automotive, Inc.†	4,386	324,915
Home Depot, Inc. (The)	1,256	184,418
HSN, Inc.†(a)(b)	61,062	2,265,400

The accompanying notes are an integral part of the financial statements.

100

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Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Kohl’s Corp.†	10,932	$435,203
L Brands, Inc.†(a)	24,420	1,150,182
Liberty Interactive Corp. QVC Group, Class A†*	39,297	786,726
Lowe’s Cos., Inc.†	4,538	373,069
Nutrisystem, Inc.†(a)(b)	46,475	2,579,362
Office Depot, Inc.†(a)(b)	436,319	2,035,428
O’Reilly Automotive, Inc.†*	1,511	407,728
Pool Corp.†	8,205	979,103
Priceline Group, Inc. (The)†*	533	948,724
Ross Stores, Inc.†	16,926	1,114,916
Signet Jewelers, Ltd. (Bermuda)	778	53,892
Staples, Inc.†(b)	139,137	1,220,231
Tailored Brands, Inc.†	11,631	173,767
Target Corp.†(a)	62,178	3,431,604
Tiffany & Co.(a)	3,416	325,545
TJX Cos., Inc. (The)	627	49,583
Tractor Supply Co.†	17,505	1,207,320

		47,381,764

Semiconductors & Semiconductor Equipment — 6.1%
Amkor Technology, Inc.†(a)*	129,617	1,502,261
Analog Devices, Inc.†	53,386	4,374,983
Applied Materials, Inc.†	63,934	2,487,033
Broadcom Ltd. (Singapore)	2	438
Cabot Microelectronics Corp.†(a)(b)	9,521	729,404
Cirrus Logic, Inc.†(a)(b)*	61,438	3,728,672
Diodes, Inc.(a)*	4,109	98,821
Exar Corp.(a)*	4,681	60,900
Intel Corp.†	162,235	5,851,816
KLA-Tencor Corp.†	16,626	1,580,634
Lam Research Corp.†	15,064	1,933,615
Marvell Technology Group Ltd. (Bermuda)†	57,185	872,643
Maxim Integrated Products, Inc.†	24,469	1,100,126
MaxLinear, Inc.†*	41,401	1,161,298
Microchip Technology, Inc.†(a)	32,933	2,429,797
MKS Instruments, Inc.†(a)(b)	39,854	2,739,963
Nanometrics, Inc.(b)*	5,994	182,577
NVIDIA Corp.†	2	218
Photronics, Inc.†(a)*	51,333	549,263
QUALCOMM, Inc.†	86,350	4,951,309
Skyworks Solutions, Inc.†	32,141	3,149,175
Teradyne, Inc.†(b)	54,487	1,694,546
Texas Instruments, Inc.†	41,306	3,327,611

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Xilinx, Inc.†	56,246	$3,256,081

		47,763,184

Software & Services — 12.7%
Accenture PLC, Class A (Ireland)†	10,099	1,210,668
Adobe Systems, Inc.†*	5,718	744,083
Akamai Technologies, Inc.†(a)*	52,295	3,122,012
Alphabet, Inc., Class A†*	1,496	1,268,309
ANSYS, Inc.†*	17,848	1,907,416
Aspen Technology, Inc.†(a)*	50,298	2,963,558
Automatic Data Processing, Inc.†	4,613	472,325
Bankrate, Inc.†*	92,583	893,426
Booz Allen Hamilton Holding Corp.†	25,090	887,935
CA, Inc.†(a)	145,512	4,615,641
CACI International, Inc., Class A†(a)*	2,310	270,963
Cadence Design Systems, Inc.†*	17,910	562,374
Cardtronics PLC, Class A (United Kingdom)†*	8,062	376,898
CDK Global, Inc.†(b)	57,804	3,757,838
CGI Group, Inc., Class A (Canada)†*	4,704	225,463
Citrix Systems, Inc.†*	37,094	3,093,269
CommerceHub, Inc., Class A(a)*	129	1,997
Conduent, Inc.*	57,791	969,733
Convergys Corp.†(a)(b)	32,195	680,924
CoreLogic, Inc.†(a)(b)*	15,228	620,084
CSG Systems International, Inc.†	16,959	641,220
CSRA, Inc.†	61,850	1,811,586
DST Systems, Inc.†	12,141	1,487,273
eBay, Inc.†*	101,179	3,396,579
Facebook, Inc., Class A†*	9,315	1,323,196
Fidelity National Information Services, Inc.†(b)	46,092	3,669,845
Gigamon, Inc.†*	22,451	798,133
Globant SA (Luxembourg)(a)*	9,463	344,453
GrubHub, Inc.(a)*	9,661	317,750
GTT Communications, Inc.†(a)*	12,838	312,605
IAC/InterActiveCorp.†*	36,079	2,659,744
International Business Machines Corp.†	6,908	1,202,959
j2 Global, Inc.†(b)	55,361	4,645,341
LogMeIn, Inc.†(a)	17,863	1,741,643
Manhattan Associates, Inc.†(b)*	49,685	2,586,104
MAXIMUS, Inc.†	7,936	493,619
MicroStrategy, Inc., Class A†(a)(b)*	6,373	1,196,849
NIC, Inc.†(a)(b)	58,466	1,181,013

The accompanying notes are an integral part of the financial statements.

101

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Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Nuance Communications, Inc.†*	32,027	$554,387
Open Text Corp. (Canada)†	52,230	1,776,342
Oracle Corp.†	14,338	639,618
Paychex, Inc.†	33,890	1,996,121
Perficient, Inc.*	1,820	31,595
Progress Software Corp.†(a)(b)	22,510	653,916
QAD, Inc., Class A	140	3,899
Qualys, Inc.†(a)*	10,101	382,828
Science Applications International Corp.†(a)	33,912	2,523,053
SS&C Technologies Holdings, Inc.	692	24,497
Stamps.com, Inc.†(a)(b)*	42,403	5,018,395
Sykes Enterprises, Inc.†*	6,098	179,281
Symantec Corp.†	94,300	2,893,124
Synchronoss Technologies, Inc.(a)*	12,551	306,244
Synopsys, Inc.†*	42,090	3,035,952
Teradata Corp.†*	40,433	1,258,275
TiVo Corp.†(a)(b)	54,263	1,017,431
Trade Desk, Inc. (The), Class A*	52,913	1,971,009
Travelport Worldwide Ltd. (Bermuda)†(b)	56,337	663,086
Tyler Technologies, Inc.†*	3,909	604,175
VASCO Data Security International, Inc.†*	41,368	558,468
VeriSign, Inc.†*	16,728	1,457,176
VMware, Inc., Class A(a)*	41,572	3,830,444
Web.com Group, Inc.†(b)*	14,130	272,709
WebMD Health Corp.†(a)*	89,286	4,703,586
Western Union Co. (The)†(a)	156,544	3,185,670
WEX, Inc.†(a)*	15,451	1,599,179

		99,595,288

Technology Hardware & Equipment — 9.3%
Amphenol Corp., Class A†	7,340	522,388
Anixter International, Inc.†*	21,386	1,695,910
Apple, Inc.†	23,694	3,403,880
Applied Optoelectronics, Inc.(a)*	6,920	388,558
AVX Corp.†(a)	39,768	651,400
Belden, Inc.†(a)	11,844	819,486
Benchmark Electronics, Inc.†(a)(b)*	68,180	2,168,124
CDW Corp.†	10,426	601,684
Cisco Systems, Inc.†(b)	167,042	5,646,020
CommScope Holding Co., Inc.†*	107,397	4,479,529
Corning, Inc.†	168,102	4,538,754
F5 Networks, Inc.†*	9,402	1,340,443

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
FLIR Systems, Inc.†(b)	44,103	$1,600,057
Harris Corp.†	14,610	1,625,655
Hewlett Packard Enterprise Co.†	76,690	1,817,553
HP, Inc.†	115,786	2,070,254
Insight Enterprises, Inc.*	2,501	102,766
InterDigital, Inc.†(a)(b)	60,174	5,193,016
Juniper Networks, Inc.†(a)	161,759	4,501,753
Keysight Technologies, Inc.†*	60,595	2,189,903
Motorola Solutions, Inc.†(a)(b)	50,506	4,354,627
NCR Corp.†(a)*	86,118	3,933,870
NetApp, Inc.†	33,505	1,402,184
NETGEAR, Inc.†*	7,844	388,670
Novanta, Inc. (Canada)*	2,160	57,348
Plantronics, Inc.†	27,205	1,472,063
Plexus Corp.†(a)(b)*	13,933	805,327
Rogers Corp.†*	1,647	141,428
Sanmina Corp.†*	37,645	1,528,387
Seagate Technology PLC (Ireland)(a)(b)	65,769	3,020,770
TE Connectivity Ltd. (Switzerland)†	5,365	399,961
TTM Technologies, Inc.†(a)*	112,319	1,811,705
Vishay Intertechnology, Inc.†(a)(b)	140,067	2,304,102
Western Digital Corp.†	19,911	1,643,255
Xerox Corp.†(b)	273,075	2,004,371
Zebra Technologies Corp., Class A†(b)*	22,617	2,063,801

		72,689,002

Telecommunication Services — 1.9%
AT&T, Inc.†	31,185	1,295,737
BCE, Inc. (Canada)†	3,044	134,758
Frontier Communications Corp.(a)	782,756	1,675,098
Intelsat SA (Luxembourg)*	247	1,025
Level 3 Communications, Inc.†*	57,248	3,275,731
Rogers Communications, Inc., Class B (Canada)†(a)(b)	17,225	761,690
Sprint Corp.†(a)*	349,556	3,034,146
Verizon Communications, Inc.†	70,104	3,417,570
Vonage Holdings Corp.†(b)*	169,231	1,069,540

		14,665,295

Transportation — 4.9%
Alaska Air Group, Inc.†	13,259	1,222,745
Canadian Pacific Railway Ltd. (Canada)†(b)	8,765	1,287,754
CH Robinson Worldwide, Inc.†(a)	12,751	985,525

The accompanying notes are an integral part of the financial statements.

102

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Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
CSX Corp.†	3,383	$157,479
Delta Air Lines, Inc.†(b)	122,268	5,619,437
Expeditors International of Washington, Inc.†	24,876	1,405,245
Forward Air Corp.†(a)	6,282	298,835
Hawaiian Holdings, Inc.†(a)*	50,185	2,331,093
Heartland Express, Inc.†(a)	80,855	1,621,143
Kirby Corp.†(a)*	7,133	503,233
Landstar System, Inc.†	26	2,227
Norfolk Southern Corp.†	19,406	2,172,890
Old Dominion Freight Line, Inc.†(a)(b)	23,320	1,995,492
Ryder System, Inc.†(b)	45,087	3,401,363
Saia, Inc.†*	8,626	382,132
Southwest Airlines Co.†	6,884	370,084
Swift Transportation Co.†*	135,224	2,777,501
Union Pacific Corp.†	41,647	4,411,250
United Continental Holdings, Inc.†*	32,177	2,272,983
XPO Logistics, Inc.†(a)(b)*	106,270	5,089,270

		38,307,681

TOTAL COMMON STOCKS (Cost $862,605,017)		960,496,749

	Par Value
CORPORATE BONDS AND NOTES — 0.0%
Capital Goods — 0.0%
Mueller Industries, Inc. 6.00%, 03/01/2027	$11,965	11,875

TOTAL CORPORATE BONDS AND NOTES (Cost $11,965)		11,875

TOTAL LONG POSITIONS - 122.4% (Cost $862,616,982)		960,508,624

	Number of Shares
SHORT POSITIONS — (97.2)%
COMMON STOCKS — (97.2)%
Automobiles & Components — (1.5)%
Adient PLC (Ireland)	(50,420)	(3,664,021)
Dana, Inc.	(36,103)	(697,149)
Fox Factory Holding Corp.*	(34,553)	(991,671)
Gentherm, Inc.*	(16,898)	(663,247)
LCI Industries	(441)	(44,012)
Metaldyne Performance Group, Inc.	(11,498)	(262,729)
Modine Manufacturing Co.*	(17,187)	(209,681)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Automobiles & Components — (Continued)
Tesla, Inc.*	(19,100)	$(5,315,530)
Tower International, Inc.	(597)	(16,179)

		(11,864,219)

Capital Goods — (10.6)%
AAON, Inc.	(22,132)	(782,366)
AAR Corp.	(29,727)	(999,719)
Actuant Corp., Class A	(44,377)	(1,169,334)
Acuity Brands, Inc.	(8,837)	(1,802,748)
AECOM*	(79,608)	(2,833,249)
Aegion Corp.*	(3,324)	(76,153)
Aerovironment, Inc.*	(31,456)	(881,712)
Albany International Corp., Class A	(6,774)	(311,943)
Altra Industrial Motion Corp.	(4,550)	(177,223)
American Railcar Industries, Inc.	(2,564)	(105,380)
Armstrong Flooring, Inc.*	(1,008)	(18,567)
Axon Enterprise, Inc.*	(69,054)	(1,573,741)
AZZ, Inc.	(1,816)	(108,052)
Babcock & Wilcox Enterprises, Inc.*	(40,263)	(376,056)
Beacon Roofing Supply, Inc.*	(17,765)	(873,327)
Blue Bird Corp.*	(43)	(737)
Briggs & Stratton Corp.	(20,229)	(454,141)
BWX Technologies, Inc.	(22,946)	(1,092,230)
Chicago Bridge & Iron Co. NV (Netherlands)	(79,775)	(2,453,081)
CIRCOR International, Inc.	(3,634)	(216,005)
Colfax Corp.*	(13,884)	(545,086)
Comfort Systems USA, Inc.	(15,205)	(557,263)
Cubic Corp.	(8,402)	(443,626)
Douglas Dynamics, Inc.	(17,461)	(535,180)
Dycom Industries, Inc.*	(17,946)	(1,668,081)
Encore Wire Corp.	(9,258)	(425,868)
Energy Recovery, Inc.*	(70,014)	(582,516)
EnPro Industries, Inc.	(16,302)	(1,160,050)
ESCO Technologies, Inc.	(3,640)	(211,484)
Fastenal Co.	(5,805)	(298,958)
Federal Signal Corp.	(38,347)	(529,572)
GMS, Inc.*	(10,770)	(377,381)
Granite Construction, Inc.	(27,450)	(1,377,716)
Herc Holdings, Inc.*	(70,174)	(3,430,807)
Hyster-Yale Materials Handling, Inc.	(10,025)	(565,310)
Insteel Industries, Inc.	(19,138)	(691,647)
John Bean Technologies Corp.	(22,132)	(1,946,509)
KBR, Inc.	(103,519)	(1,555,891)
Kennametal, Inc.	(112,722)	(4,422,084)

The accompanying notes are an integral part of the financial statements.

103

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
KLX, Inc.*	(59,586)	$(2,663,494)
Kratos Defense & Security Solutions, Inc.*	(61,859)	(481,263)
Lockheed Martin Corp.	(1,647)	(440,737)
Manitowoc Co., Inc. (The)*	(389,439)	(2,219,802)
Masonite International Corp. (Canada)*	(22,722)	(1,800,719)
MasTec, Inc.*	(2,817)	(112,821)
Mercury Systems, Inc.*	(66,648)	(2,602,604)
Milacron Holdings Corp.*	(4,706)	(87,579)
Mueller Water Products, Inc., Class A	(28,922)	(341,858)
MYR Group, Inc.*	(7,922)	(324,802)
Navistar International Corp.*	(87,725)	(2,159,790)
NCI Building Systems, Inc.*	(4,634)	(79,473)
Nexeo Solutions, Inc.*	(2,012)	(17,826)
PGT Innovations.*	(21,560)	(231,770)
Primoris Services Corp.	(10,731)	(249,174)
Proto Labs, Inc.*	(20,793)	(1,062,522)
Quanex Building Products Corp.	(1,777)	(35,984)
Raven Industries, Inc.	(3,701)	(107,514)
RBC Bearings, Inc.*	(6,633)	(643,998)
Rexnord Corp.*	(18,803)	(433,973)
Roper Technologies, Inc.	(16,115)	(3,327,586)
Rush Enterprises, Inc., Class A*	(2,711)	(89,680)
Sensata Technologies Holding NV (Netherlands)*	(46,543)	(2,032,533)
SiteOne Landscape Supply, Inc.*	(43,187)	(2,090,683)
Sun Hydraulics Corp.	(3,987)	(143,971)
Sunrun, Inc.*	(258,642)	(1,396,667)
Teledyne Technologies, Inc.*	(2,053)	(259,622)
Tennant Co.	(9,877)	(717,564)
Textainer Group Holdings Ltd. (Bermuda)	(25,906)	(396,362)
Thermon Group Holdings, Inc.*	(11,916)	(248,329)
Timken Co. (The)	(19,559)	(884,067)
Titan International, Inc.	(17,352)	(179,420)
Toro Co. (The)	(17,439)	(1,089,240)
Trinity Industries, Inc.	(139,589)	(3,706,088)
Triumph Group, Inc.	(77,130)	(1,986,098)
Universal Forest Products, Inc.	(18,174)	(1,790,866)
Valmont Industries, Inc.	(2,541)	(395,126)
Vicor Corp.*	(971)	(15,633)
WABCO Holdings, Inc.*	(7,479)	(878,184)
Wabtec Corp.	(72,417)	(5,648,526)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Welbilt, Inc.*	(43,723)	$(858,283)
Wesco Aircraft Holdings, Inc.*	(14,922)	(170,111)
Woodward, Inc.	(14,349)	(974,584)
Xylem, Inc.	(2,076)	(104,257)

		(83,111,976)

Commercial & Professional Services — (4.0)%
ABM Industries, Inc.	(361)	(15,740)
Advanced Disposal Services, Inc.*	(5,632)	(127,283)
Advisory Board Co. (The)*	(122,283)	(5,722,844)
Brady Corp., Class A	(6,983)	(269,893)
CEB, Inc.	(42,635)	(3,351,111)
Clean Harbors, Inc.*	(81,212)	(4,517,011)
Copart, Inc.*	(74)	(4,583)
Covanta Holding Corp.	(98,144)	(1,540,861)
Equifax, Inc.	(17,465)	(2,388,164)
Healthcare Services Group, Inc.	(50,881)	(2,192,462)
Herman Miller, Inc.	(26,324)	(830,522)
HNI Corp.	(10,012)	(461,453)
IHS Markit Ltd. (Bermuda)*	(34,019)	(1,427,097)
InnerWorkings, Inc.*	(5,309)	(52,878)
Insperity, Inc.	(9,243)	(819,392)
Knoll, Inc.	(201)	(4,786)
Korn/Ferry International	(40,295)	(1,268,890)
Mistras Group, Inc.*	(1,367)	(29,226)
MSA Safety, Inc.	(3,546)	(250,667)
Multi-Color Corp.	(17,695)	(1,256,345)
Rollins, Inc.	(14,721)	(546,591)
RPX Corp.*	(2,598)	(31,176)
TransUnion*	(36,001)	(1,380,638)
TriNet Group, Inc.*	(12,567)	(363,186)
US Ecology, Inc.	(2,423)	(113,518)
WageWorks, Inc.*	(37,197)	(2,689,343)

		(31,655,660)

Consumer Durables & Apparel — (2.8)%
Columbia Sportswear Co.	(11,711)	(688,021)
Crocs, Inc.*	(13,394)	(94,696)
Ethan Allen Interiors, Inc.	(9,120)	(279,528)
G-III Apparel Group Ltd.*	(120,298)	(2,633,323)
Gildan Activewear, Inc. (Canada)	(47,173)	(1,275,558)
Helen Of Troy Ltd. (Bermuda)*	(18,282)	(1,722,164)
Lululemon Athletica, Inc.*	(46,518)	(2,412,889)
Mohawk Industries, Inc.*	(10,209)	(2,342,863)
Nautilus, Inc.*	(26,958)	(491,984)

The accompanying notes are an integral part of the financial statements.

104

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
NIKE, Inc., Class B	(40,985)	$(2,284,094)
Oxford Industries, Inc.	(9,154)	(524,158)
Polaris Industries, Inc.	(23,696)	(1,985,725)
PVH Corp.	(34,354)	(3,554,608)
Skechers U.S.A., Inc., Class A*	(22,162)	(608,347)
Steven Madden Ltd.*	(16,074)	(619,653)
Vista Outdoor, Inc.*	(31,385)	(646,217)

		(22,163,828)

Consumer Services — (5.8)%
BJ’s Restaurants, Inc.*	(45,611)	(1,842,684)
Bloomin’ Brands, Inc.	(122,564)	(2,418,188)
Bob Evans Farms, Inc.	(4,522)	(293,342)
Boyd Gaming Corp.*	(198,963)	(4,379,176)
Bright Horizons Family Solutions, Inc.*	(21,617)	(1,567,016)
Buffalo Wild Wings, Inc.*	(949)	(144,960)
Career Education Corp.*	(6,907)	(60,091)
Carrols Restaurant Group, Inc.*	(13,496)	(190,968)
Chegg, Inc.*	(69,717)	(588,411)
Chipotle Mexican Grill, Inc.*	(14,763)	(6,577,212)
Chuy’s Holdings, Inc.*	(17,028)	(507,434)
ClubCorp Holdings, Inc.	(47,607)	(764,092)
Dave & Buster’s Entertainment, Inc.*	(74,889)	(4,574,969)
Del Taco Restaurants, Inc.*	(1,395)	(18,498)
Fiesta Restaurant Group, Inc.*	(21,711)	(525,406)
Grand Canyon Education, Inc.*	(2,788)	(199,649)
Houghton Mifflin Harcourt Co.*	(15,181)	(154,087)
Hyatt Hotels Corp., Class A*	(84,330)	(4,552,133)
ILG, Inc.	(20,342)	(426,368)
Intrawest Resorts Holdings, Inc.*	(1,126)	(28,161)
K12, Inc.*	(12,119)	(232,079)
Marcus Corp. (The)	(1,050)	(33,705)
MGM Resorts International	(75,996)	(2,082,290)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(8,807)	(446,779)
Panera Bread Co., Class A*	(6,381)	(1,670,992)
Planet Fitness, Inc., Class A	(25,263)	(486,818)
Red Robin Gourmet Burgers, Inc.*	(37,422)	(2,187,316)
Red Rock Resorts, Inc., Class A	(8,551)	(189,661)
Ruth’s Hospitality Group, Inc.	(2,810)	(56,341)
ServiceMaster Global Holdings, Inc.*	(8,903)	(371,700)
Shake Shack, Inc., Class A*	(133,872)	(4,471,325)
Texas Roadhouse, Inc.	(54,070)	(2,407,737)
Wingstop, Inc.	(14,805)	(418,685)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Wynn Resorts Ltd.	(4,221)	$(483,769)

		(45,352,042)

Energy — (5.5)%
Alon USA Energy, Inc.	(9,316)	(113,562)
Basic Energy Services, Inc.*	(36,624)	(1,221,777)
Bristow Group, Inc.	(47,962)	(729,502)
C&J Energy Services, Inc.*	(19,176)	(652,943)
Cameco Corp. (Canada)	(55,580)	(615,271)
Cenovus Energy, Inc. (Canada)	(158,782)	(1,794,237)
Cheniere Energy, Inc.*	(60,591)	(2,864,137)
Enbridge, Inc. (Canada)	(13,089)	(547,644)
Fairmount Santrol Holdings, Inc.*	(25,363)	(185,911)
Forum Energy Technologies, Inc.*	(76,422)	(1,581,935)
Frank’s International NV (Netherlands)	(45,078)	(476,474)
Green Plains, Inc.	(38,755)	(959,186)
Helix Energy Solutions Group, Inc.*	(217,672)	(1,691,311)
Helmerich & Payne, Inc.	(22,090)	(1,470,531)
Marathon Petroleum Corp.	(19,328)	(976,837)
National Oilwell Varco, Inc.	(43,615)	(1,748,525)
Newpark Resources, Inc.*	(29,393)	(238,083)
Noble Corp. PLC (United Kingdom)	(515,804)	(3,192,827)
Occidental Petroleum Corp.	(103,520)	(6,559,027)
Par Pacific Holdings, Inc.*	(18,704)	(308,429)
Pembina Pipeline Corp. (Canada)	(22,444)	(711,699)
Precision Drilling Corp. (Canada)*	(554,798)	(2,618,647)
RPC, Inc.	(47,250)	(865,148)
SEACOR Holdings, Inc.*	(25,590)	(1,770,572)
SemGroup Corp., Class A	(24,686)	(888,696)
Superior Energy Services, Inc.*	(270,414)	(3,856,104)
TransCanada Corp. (Canada)	(4,293)	(198,122)
US Silica Holdings, Inc.	(45,874)	(2,201,493)
World Fuel Services Corp.	(57,425)	(2,081,656)

		(43,120,286)

Food & Staples Retailing — (1.4)%
Casey’s General Stores, Inc.	(23,013)	(2,583,209)
Costco Wholesale Corp.	(1,139)	(190,999)
Performance Food Group Co.*	(84,940)	(2,021,572)
PriceSmart, Inc.	(4,341)	(400,240)
Rite Aid Corp.*	(792,681)	(3,368,894)
Smart & Final Stores, Inc.*	(72,013)	(871,357)
Sprouts Farmers Market, Inc.*	(20,049)	(463,533)

The accompanying notes are an integral part of the financial statements.

105

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
United Natural Foods, Inc.*	(26,364)	$(1,139,716)

		(11,039,520)

Food, Beverage & Tobacco — (4.2)%
B&G Foods, Inc.	(61,398)	(2,471,270)
Blue Buffalo Pet Products, Inc.*	(87,070)	(2,002,610)
Calavo Growers, Inc.	(8,370)	(507,222)
Coca-Cola Bottling Co. Consolidated	(7,287)	(1,501,268)
Constellation Brands, Inc., Class A	(12,890)	(2,089,082)
Darling Ingredients, Inc.*	(144,493)	(2,098,038)
Farmer Brothers Co.*	(851)	(30,083)
Kraft Heinz Co. (The)	(28,707)	(2,606,883)
Lamb Weston Holdings, Inc.	(63,195)	(2,657,982)
Mead Johnson Nutrition Co.	(46,021)	(4,099,551)
MGP Ingredients, Inc.	(28,915)	(1,568,060)
Molson Coors Brewing Co., Class B	(7,943)	(760,225)
Monster Beverage Corp.*	(9,747)	(450,019)
National Beverage Corp.	(3,393)	(286,810)
Post Holdings, Inc.*	(50,432)	(4,413,809)
Reynolds American, Inc.	(7,798)	(491,430)
SunOpta, Inc. (Canada)*	(2,358)	(16,388)
Tootsie Roll Industries, Inc.	(8,280)	(309,273)
Vector Group Ltd.	(47,902)	(996,362)
WhiteWave Foods Co. (The)*	(67,306)	(3,779,232)

		(33,135,597)

Health Care Equipment & Services — (8.3)%
Abaxis, Inc.	(5,573)	(270,291)
ABIOMED, Inc.*	(14,034)	(1,757,057)
Aceto Corp.	(5,661)	(89,500)
Amedisys, Inc.*	(31,828)	(1,626,093)
athenahealth, Inc.*	(18,717)	(2,109,219)
AtriCure, Inc.*	(24,995)	(478,654)
BioTelemetry, Inc.*	(25,557)	(739,875)
Capital Senior Living Corp.*	(23,012)	(323,549)
Cardiovascular Systems, Inc.*	(45,460)	(1,285,382)
Cerus Corp.*	(161,912)	(720,508)
Civitas Solutions, Inc.*	(218)	(4,000)
Cross Country Healthcare, Inc.*	(4,010)	(57,584)
DENTSPLY SIRONA, Inc.	(6,313)	(394,184)
DexCom, Inc.*	(66,159)	(5,605,652)
Diplomat Pharmacy, Inc.*	(171,141)	(2,729,699)
Endologix, Inc.*	(279,588)	(2,024,217)
Ensign Group, Inc. (The)	(62,612)	(1,177,106)
Envision Healthcare Corp.*	(92,869)	(5,694,727)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Evolent Health, Inc., Class A*	(92,749)	$(2,068,303)
GenMark Diagnostics, Inc.*	(20,395)	(261,464)
Glaukos Corp.*	(12,219)	(626,835)
HealthStream, Inc.*	(3,325)	(80,565)
Inogen, Inc.*	(3,444)	(267,117)
Insulet Corp.*	(65,052)	(2,803,091)
iRhythm Technologies, Inc.*	(7,755)	(291,588)
K2M Group Holdings, Inc.*	(67,658)	(1,387,666)
LHC Group, Inc.*	(2,269)	(122,299)
Medidata Solutions, Inc.*	(3,833)	(221,126)
Merit Medical Systems, Inc.*	(23,973)	(692,820)
Neogen Corp.*	(9,542)	(625,478)
Nevro Corp.*	(33,886)	(3,175,118)
Novocure Ltd. (Jersey)*	(54,588)	(442,163)
NxStage Medical, Inc.*	(69,982)	(1,877,617)
Omnicell, Inc.*	(22,980)	(934,137)
OraSure Technologies, Inc.*	(22,580)	(291,959)
Patterson Cos., Inc.	(67,572)	(3,056,282)
Penumbra, Inc.*	(40,797)	(3,404,510)
PharMerica Corp.*	(40,745)	(953,433)
Providence Service Corp. (The)*	(2,885)	(128,209)
Quidel Corp.*	(23,055)	(521,965)
Spectranetics Corp. (The)*	(77,917)	(2,269,333)
Surgery Partners, Inc.*	(9,583)	(186,869)
Teladoc, Inc.*	(33,021)	(825,525)
Tenet Healthcare Corp.*	(209,739)	(3,714,478)
Universal Health Services, Inc., Class B	(30,927)	(3,848,865)
US Physical Therapy, Inc.	(2,373)	(154,957)
VCA, Inc.*	(12,847)	(1,175,501)
West Pharmaceutical Services, Inc.	(2,598)	(212,023)
Wright Medical Group NV
(Netherlands)*	(24,332)	(757,212)
Zeltiq Aesthetics, Inc.*	(14,488)	(805,678)

		(65,271,483)

Household & Personal Products — (0.6)%
Clorox Co. (The)	(6,946)	(936,529)
Coty, Inc., Class A	(115,858)	(2,100,506)
Revlon, Inc., Class A*	(10,870)	(302,730)
WD-40 Co.	(10,044)	(1,094,294)

		(4,434,059)

Materials — (7.4)%
AdvanSix, Inc.*	(157)	(4,289)
Ashland Global Holdings, Inc.	(7,169)	(887,594)

The accompanying notes are an integral part of the financial statements.

106

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Avery Dennison Corp.	(2,938)	$(236,803)
Balchem Corp.	(22,547)	(1,858,324)
Ball Corp.	(12,709)	(943,770)
Calgon Carbon Corp.	(5,010)	(73,146)
Celanese Corp., Class A	(51,246)	(4,604,453)
CF Industries Holdings, Inc.	(225,988)	(6,632,748)
Chase Corp.	(37)	(3,530)
Clearwater Paper Corp.*	(2,171)	(121,576)
Crown Holdings, Inc.*	(89,917)	(4,761,105)
Deltic Timber Corp.	(2,513)	(196,316)
Eastman Chemical Co.	(92,353)	(7,462,122)
Ecolab, Inc.	(9,733)	(1,219,934)
Ferro Corp.*	(7,630)	(115,900)
Flotek Industries, Inc.*	(140,123)	(1,792,173)
HB Fuller Co.	(690)	(35,576)
Innospec, Inc.	(7,683)	(497,474)
International Flavors & Fragrances, Inc.	(3,156)	(418,265)
International Paper Co.	(103,918)	(5,276,956)
Kronos Worldwide, Inc.	(26,194)	(430,367)
Methanex Corp. (Canada)	(47,694)	(2,236,849)
Mosaic Co. (The)	(5,086)	(148,409)
Multi Packaging Solutions International Ltd. (Bermuda)*	(6,726)	(120,732)
NewMarket Corp.	(2,984)	(1,352,438)
Packaging Corp. of America	(5,919)	(542,299)
PH Glatfelter Co.	(32,341)	(703,093)
Potash Corp. of Saskatchewan, Inc. (Canada)	(297,773)	(5,085,963)
Rayonier Advanced Materials, Inc.	(100)	(1,345)
Sensient Technologies Corp.	(2,540)	(201,320)
Tredegar Corp.	(853)	(14,970)
US Concrete, Inc.*	(35,206)	(2,272,547)
Valspar Corp. (The)	(20,535)	(2,278,153)
Valvoline, Inc.	(4,959)	(121,743)
Westlake Chemical Corp.	(26,471)	(1,748,410)
WR Grace & Co.	(54,856)	(3,824,012)

		(58,224,704)

Media — (2.0)%
AMC Entertainment Holdings, Inc., Class A	(93,342)	(2,935,606)
Cinemark Holdings, Inc.	(12,682)	(562,320)
Entravision Communications Corp., Class A	(6,763)	(41,931)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
EW Scripps Co. (The), Class A*	(80,301)	$(1,882,255)
Gannett Co., Inc.	(155,026)	(1,299,118)
John Wiley & Sons, Inc., Class A	(41,243)	(2,218,873)
Live Nation Entertainment, Inc.*	(78,789)	(2,392,822)
MDC Partners, Inc., Class A (Canada)	(1,604)	(15,078)
Meredith Corp.	(831)	(53,683)
National CineMedia, Inc.	(46,060)	(581,738)
New Media Investment Group, Inc.	(20,938)	(297,529)
New York Times Co. (The), Class A	(9,183)	(132,235)
Regal Entertainment Group, Class A	(707)	(15,964)
Shaw Communications, Inc., Class B (Canada)	(60,256)	(1,248,504)
Sirius XM Holdings, Inc.	(163,853)	(843,843)
Time, Inc.	(15,067)	(291,546)
World Wrestling Entertainment, Inc., Class A	(57,000)	(1,266,540)

		(16,079,585)

Pharmaceuticals, Biotechnology & Life Sciences — (7.5)%
Accelerate Diagnostics, Inc.*	(59,962)	(1,451,080)
Acceleron Pharma, Inc.*	(27,015)	(715,087)
Achaogen, Inc.*	(33,474)	(844,549)
Achillion Pharmaceuticals, Inc.*	(244,500)	(1,029,345)
Aclaris Therapeutics, Inc.*	(13,583)	(405,045)
Aduro Biotech, Inc.*	(12,505)	(134,429)
Aerie Pharmaceuticals, Inc.*	(28,817)	(1,306,851)
Agios Pharmaceuticals, Inc.*	(34,983)	(2,043,007)
Albany Molecular Research, Inc.*	(37,233)	(522,379)
Alder Biopharmaceuticals, Inc.*	(123,572)	(2,570,298)
Alnylam Pharmaceuticals, Inc.*	(11,502)	(589,478)
Amicus Therapeutics, Inc.*	(228,688)	(1,630,545)
Amphastar Pharmaceuticals, Inc.*	(27,568)	(399,736)
Ardelyx, Inc.*	(5,066)	(64,085)
Atara Biotherapeutics, Inc.*	(4,251)	(87,358)
Axovant Sciences Ltd. (Bermuda)*	(20,130)	(300,742)
Bio-Rad Laboratories, Inc., Class A*	(2,766)	(551,374)
Bio-Techne Corp.	(4,009)	(407,515)
Dermira, Inc.*	(38,059)	(1,298,192)
Epizyme, Inc.*	(30,612)	(524,996)
Five Prime Therapeutics, Inc.*	(11,181)	(404,193)
Flexion Therapeutics, Inc.*	(9,922)	(267,001)
Foundation Medicine, Inc.*	(16,104)	(519,354)
Heron Therapeutics, Inc.*	(150,761)	(2,261,415)
Illumina, Inc.*	(49,570)	(8,458,625)

The accompanying notes are an integral part of the financial statements.

107

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Impax Laboratories, Inc.*	(47,935)	$(606,378)
Inovio Pharmaceuticals, Inc.*	(47,953)	(317,449)
Insmed, Inc.*	(71,321)	(1,248,831)
Intellia Therapeutics, Inc.*	(97)	(1,367)
Intercept Pharmaceuticals, Inc.*	(4,323)	(488,931)
Intra-Cellular Therapies, Inc.*	(117,595)	(1,910,919)
Juno Therapeutics, Inc.*	(20,712)	(459,599)
Karyopharm Therapeutics, Inc.*	(144)	(1,849)
Keryx Biopharmaceuticals, Inc.*	(55,563)	(342,268)
La Jolla Pharmaceutical Co.*	(2,279)	(68,028)
Lexicon Pharmaceuticals, Inc.*	(15,787)	(226,386)
Luminex Corp.	(25,449)	(467,498)
MacroGenics, Inc.*	(304)	(5,654)
Medicines Co. (The)*	(68,133)	(3,331,704)
Medpace Holdings, Inc.*	(3,225)	(96,266)
Momenta Pharmaceuticals, Inc.*	(17,364)	(231,809)
Nektar Therapeutics*	(217,265)	(5,099,210)
NeoGenomics, Inc.*	(65,156)	(514,081)
Pacific Biosciences of California, Inc.*	(47,022)	(243,104)
PAREXEL International Corp.*	(69,661)	(4,396,306)
Portola Pharmaceuticals, Inc.*	(14,887)	(583,422)
Prothena Corp. PLC (Ireland)*	(21,343)	(1,190,726)
Puma Biotechnology, Inc.*	(27,136)	(1,009,459)
Radius Health, Inc.*	(30,923)	(1,195,174)
REGENXBIO, Inc.*	(59)	(1,139)
Revance Therapeutics, Inc.*	(23,222)	(483,018)
Synergy Pharmaceuticals, Inc.*	(85,300)	(397,498)
TherapeuticsMD, Inc.*	(299,390)	(2,155,608)
Theravance Biopharma, Inc. (Cayman Islands)*	(54,350)	(2,001,167)
Ultragenyx Pharmaceutical, Inc.*	(817)	(55,376)
Valeant Pharmaceuticals International, Inc. (Canada)*	(118,828)	(1,310,673)
Wave Life Sciences Ltd. (Singapore)*	(1,118)	(30,745)

		(59,258,321)

Retailing — (5.6)%
At Home Group, Inc.*	(12,344)	(187,135)
Barnes & Noble, Inc.	(50,669)	(468,688)
Burlington Stores, Inc.*	(14,281)	(1,389,398)
Caleres, Inc.	(817)	(21,585)
CarMax, Inc.*	(43,273)	(2,562,627)
Cato Corp. (The), Class A	(15,679)	(344,311)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Core-Mark Holding Co., Inc.	(55,291)	$(1,724,526)
CST Brands, Inc.	(67,170)	(3,230,205)
Finish Line, Inc. (The), Class A	(149,132)	(2,122,148)
Five Below, Inc.*	(64,383)	(2,788,428)
Fred’s, Inc., Class A	(120,578)	(1,579,572)
Genesco, Inc.*	(36,785)	(2,039,728)
Groupon, Inc.*	(434,280)	(1,706,720)
Guess?, Inc.	(192,540)	(2,146,821)
Hibbett Sports, Inc.*	(3,867)	(114,076)
Lithia Motors, Inc., Class A	(30,597)	(2,620,633)
Lumber Liquidators Holdings, Inc.*	(32,776)	(687,968)
Macy’s, Inc.	(28,352)	(840,353)
MarineMax, Inc.*	(15,277)	(330,747)
Monro Muffler Brake, Inc.	(2,481)	(129,260)
Murphy USA, Inc.*	(2,595)	(190,525)
Netflix, Inc.*	(22,720)	(3,358,243)
Nordstrom, Inc.	(7,297)	(339,821)
Ollie’s Bargain Outlet Holdings, Inc.*	(46,829)	(1,568,772)
Penske Automotive Group, Inc.	(3,089)	(144,596)
Pier 1 Imports, Inc.	(48,966)	(350,597)
RH*	(64,142)	(2,967,209)
Sonic Automotive, Inc., Class A	(13,774)	(276,169)
Tile Shop Holdings, Inc.	(49,806)	(958,766)
Ulta Beauty, Inc.*	(596)	(169,997)
Wayfair, Inc., Class A*	(146,736)	(5,941,341)
Zumiez, Inc.*	(17,884)	(327,277)

		(43,628,242)

Semiconductors & Semiconductor Equipment — (3.6)%
Brooks Automation, Inc.	(15,850)	(355,040)
Cavium, Inc.*	(17,186)	(1,231,549)
Cree, Inc.*	(13,900)	(371,547)
Entegris, Inc.*	(16,367)	(382,988)
First Solar, Inc.*	(166,009)	(4,498,844)
FormFactor, Inc.*	(66,540)	(788,499)
Impinj, Inc.*	(90,063)	(2,726,207)
Inphi Corp.*	(73,943)	(3,609,897)
Integrated Device Technology, Inc.*	(13,507)	(319,711)
Lattice Semiconductor Corp.*	(205,447)	(1,421,693)
MACOM Technology Solutions Holdings, Inc.*	(19,461)	(939,966)
Micron Technology, Inc.*	(131,808)	(3,809,251)
Monolithic Power Systems, Inc.	(3,914)	(360,479)
ON Semiconductor Corp.*	(17,334)	(268,504)
PDF Solutions, Inc.*	(4,139)	(93,624)

The accompanying notes are an integral part of the financial statements.

108

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Rambus, Inc.*	(9,744)	$(128,036)
Synaptics, Inc.*	(58,768)	(2,909,604)
Ultratech, Inc.*	(6,053)	(179,290)
Veeco Instruments, Inc.*	(64,804)	(1,934,399)
Xperi Corp.	(54,701)	(1,857,099)

		(28,186,227)

Software & Services — (13.9)%
2U, Inc.*	(19,338)	(766,945)
8x8, Inc.*	(10,660)	(162,565)
A10 Networks, Inc.*	(18,277)	(167,235)
ACI Worldwide, Inc.*	(52,420)	(1,121,264)
Acxiom Corp.*	(64,035)	(1,823,076)
Alliance Data Systems Corp.	(23,453)	(5,839,797)
Amdocs Ltd.	(1,757)	(107,159)
Apptio, Inc., Class A*	(9,772)	(114,626)
Autodesk, Inc.*	(58,601)	(5,067,228)
Benefitfocus, Inc.*	(30,677)	(857,422)
Black Knight Financial Services, Inc., Class A*	(33,076)	(1,266,811)
Blackhawk Network Holdings, Inc.*	(110,359)	(4,480,575)
Blackline, Inc.*	(8,769)	(260,965)
Bottomline Technologies de, Inc.*	(18,249)	(431,589)
Box, Inc., Class A*	(81,614)	(1,331,124)
BroadSoft, Inc.*	(5,766)	(231,793)
Callidus Software, Inc.*	(90,705)	(1,936,552)
Cornerstone OnDemand, Inc.*	(27,194)	(1,057,575)
Coupa Software, Inc.*	(4,216)	(107,086)
Euronet Worldwide, Inc.*	(2,327)	(199,005)
Everbridge, Inc.*	(1,117)	(22,932)
FireEye, Inc.*	(472,592)	(5,959,385)
Forrester Research, Inc.	(2,320)	(92,220)
Gartner, Inc.*	(47,511)	(5,130,713)
Gogo, Inc.*	(152,633)	(1,678,963)
Hortonworks, Inc.*	(97,397)	(955,465)
HubSpot, Inc.*	(48,034)	(2,908,459)
Imperva, Inc.*	(89,810)	(3,686,701)
Instructure, Inc.*	(29,911)	(699,917)
Leidos Holdings, Inc.	(12,946)	(662,058)
ManTech International Corp., Class A	(3,488)	(120,789)
New Relic, Inc.*	(66,475)	(2,464,228)
Pandora Media, Inc.*	(488,042)	(5,763,776)
Paycom Software, Inc.*	(9,668)	(556,007)
Paylocity Holding Corp.*	(40,344)	(1,558,489)
PayPal Holdings, Inc.*	(90,892)	(3,910,174)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Proofpoint, Inc.*	(523)	$(38,890)
PROS Holdings, Inc.*	(38,164)	(923,187)
Q2 Holdings, Inc.*	(18,165)	(633,050)
Quotient Technology, Inc.*	(27,923)	(266,665)
Rapid7, Inc.*	(28,662)	(429,357)
RingCentral, Inc., Class A*	(59,624)	(1,687,359)
Sabre Corp.	(142,834)	(3,026,652)
salesforce.com, Inc.*	(26,771)	(2,208,340)
SecureWorks Corp., Class A*	(13,917)	(132,212)
Silver Spring Networks, Inc.*	(5,963)	(67,322)
Splunk, Inc.*	(65,780)	(4,097,436)
Square, Inc., Class A*	(230,818)	(3,988,535)
Tableau Software, Inc., Class A*	(80,355)	(3,981,590)
TeleTech Holdings, Inc.	(397)	(11,751)
TrueCar, Inc.*	(71,076)	(1,099,546)
Twilio, Inc., Class A*	(140,753)	(4,063,539)
Twitter, Inc.*	(72,662)	(1,086,297)
Ultimate Software Group, Inc. (The)*	(2,688)	(524,725)
Vantiv, Inc., Class A*	(11,630)	(745,716)
Verint Systems, Inc.*	(6,110)	(265,021)
Virtusa Corp.*	(34,141)	(1,031,741)
Workday, Inc., Class A*	(60,143)	(5,008,709)
Workiva, Inc.*	(21,125)	(330,606)
Zendesk, Inc.*	(128,599)	(3,605,916)
Zynga, Inc., Class A*	(2,091,579)	(5,961,000)

		(108,715,830)

Technology Hardware & Equipment — (7.7)%
3D Systems Corp.*	(175,363)	(2,623,430)
Arista Networks, Inc.*	(7,171)	(948,508)
Avnet, Inc.	(70,048)	(3,205,396)
BlackBerry Ltd. (Canada)*	(5,182)	(40,161)
CalAmp Corp.*	(26,193)	(439,780)
Celestica, Inc. (Canada)*	(29,583)	(429,841)
Ciena Corp.*	(143,330)	(3,384,021)
Coherent, Inc.*	(10,843)	(2,229,755)
Cray, Inc.*	(38,779)	(849,260)
CTS Corp.	(2,168)	(46,178)
Diebold Nixdorf, Inc.	(33,249)	(1,020,744)
Dolby Laboratories, Inc., Class A	(3,279)	(171,852)
EchoStar Corp., Class A*	(11,876)	(676,338)
ePlus, Inc.*	(5,066)	(684,163)
Extreme Networks, Inc.*	(48,006)	(360,525)
FARO Technologies, Inc.*	(61)	(2,181)
Fitbit, Inc., Class A*	(129,688)	(767,753)

The accompanying notes are an integral part of the financial statements.

109

GOTHAM NEUTRAL FUND

Portfolio of Investments (Concluded)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
II-VI, Inc.*	(45,185)	$(1,628,919)
Infinera Corp.*	(356,581)	(3,647,824)
InvenSense, Inc.*	(83,371)	(1,052,976)
IPG Photonics Corp.*	(18,572)	(2,241,640)
Ixia*	(8,274)	(162,584)
Lumentum Holdings, Inc.*	(29,173)	(1,556,380)
Nimble Storage, Inc.*	(168,692)	(2,108,650)
OSI Systems, Inc.*	(9,680)	(706,543)
Palo Alto Networks, Inc.*	(52,328)	(5,896,319)
PC Connection, Inc.	(299)	(8,907)
Pure Storage, Inc., Class A*	(184,700)	(1,815,601)
Sierra Wireless, Inc. (Canada)*	(3,719)	(98,739)
Stratasys Ltd. (Israel)*	(85,754)	(1,757,099)
Super Micro Computer, Inc.*	(33,607)	(851,937)
SYNNEX Corp.	(9,191)	(1,028,841)
Tech Data Corp.*	(27,123)	(2,546,850)
Trimble, Inc.*	(157,076)	(5,028,003)
Universal Display Corp.	(59,999)	(5,165,914)
VeriFone Systems, Inc.*	(49,902)	(934,664)
ViaSat, Inc.*	(65,566)	(4,184,422)

		(60,302,698)

Telecommunication Services — (0.8)%
ATN International, Inc.	(15,001)	(1,056,370)
CenturyLink, Inc.	(20,726)	(488,512)
Cincinnati Bell, Inc.*	(45,254)	(800,996)
Consolidated Communications Holdings, Inc.	(15,202)	(356,031)
General Communication, Inc., Class A*	(2,863)	(59,550)
Iridium Communications, Inc.*	(188,259)	(1,816,699)
ORBCOMM, Inc.*	(32,299)	(308,455)
Shenandoah Telecommunications Co.	(28,670)	(804,194)
Windstream Holdings, Inc.	(124,599)	(679,065)

		(6,369,872)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (4.0)%
Air Transport Services Group, Inc.*	(56,338)	$(904,225)
Allegiant Travel Co.	(14,957)	(2,396,859)
ArcBest Corp.	(15,790)	(410,540)
Atlas Air Worldwide Holdings, Inc.*	(25,334)	(1,404,770)
Echo Global Logistics, Inc.*	(23,279)	(497,007)
Genesee & Wyoming, Inc., Class A*	(77,270)	(5,243,542)
Hub Group, Inc., Class A*	(15,726)	(729,686)
JetBlue Airways Corp.*	(54,880)	(1,131,077)
Kansas City Southern	(73,069)	(6,266,397)
Marten Transport Ltd.	(2,286)	(53,607)
Matson, Inc.	(6,124)	(194,498)
SkyWest, Inc.	(71,068)	(2,434,079)
Spirit Airlines, Inc.*	(89,947)	(4,773,487)
Student Transportation, Inc.	(2,745)	(16,086)
Werner Enterprises, Inc.	(179,826)	(4,711,441)

		(31,167,301)

TOTAL COMMON STOCK (Proceeds $759,312,885)		(763,081,450)

TOTAL SECURITES SOLD SHORT - (97.2)%		(763,081,450)

(Proceeds $759,312,885)
OTHER ASSETS IN EXCESS OF LIABILITIES - 74.8%		587,402,557

NET ASSETS - 100.0%		$784,829,731

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
(b)	Security position is either entirely or partially designated as collateral for securities on loan.
*	Non-income producing.

PLC Public Limited Company

The accompanying notes are an integral part of the financial statements.

110

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments

March 31, 2017

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 122.6%
COMMON STOCKS — 122.6%
Automobiles & Components — 2.0%
BorgWarner, Inc.†(a)	137	$5,725
Delphi Automotive PLC (Jersey)†	174	14,005
General Motors Co.†	475	16,796
Goodyear Tire & Rubber Co. (The)†	168	6,048

		42,574

Banks — 1.0%
Citizens Financial Group, Inc.	19	656
Huntington Bancshares, Inc.†	660	8,837
KeyCorp.†	612	10,881

		20,374

Capital Goods — 13.2%
3M Co.†	12	2,296
Allegion PLC (Ireland)†	61	4,618
AMETEK, Inc.(a)	62	3,353
Arconic, Inc.†	315	8,297
Boeing Co. (The)†	351	62,078
Caterpillar, Inc.†	189	17,532
Cummins, Inc.†	107	16,178
Emerson Electric Co.†	199	11,912
Fluor Corp.†	85	4,473
Fortive Corp.†	130	7,829
Fortune Brands Home & Security, Inc.†	99	6,024
Honeywell International, Inc.†(a)	375	46,826
Illinois Tool Works, Inc.†(a)	35	4,637
Ingersoll-Rand PLC (Ireland)†	166	13,499
Jacobs Engineering Group, Inc.†	78	4,312
L3 Technologies, Inc.†	48	7,934
Masco Corp.†	208	7,070
Pentair PLC (Ireland)†	11	691
Raytheon Co.	1	152
Rockwell Collins, Inc.†	84	8,161
Snap-on, Inc.†	35	5,904
Stanley Black & Decker, Inc.†	93	12,357
Textron, Inc.†	165	7,852
TransDigm Group, Inc.(a)	24	5,284
WW Grainger, Inc.†(a)	39	9,078

		278,347

Commercial & Professional Services — 0.9%
Dun & Bradstreet Corp. (The)	23	2,483
Nielsen Holdings PLC (United Kingdom)†	218	9,006
Robert Half International, Inc.†	83	4,053

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Waste Management, Inc.†	63	$4,594

		20,136

Consumer Durables & Apparel — 4.4%
Coach, Inc.†	171	7,067
DR Horton, Inc.	210	6,995
Garmin Ltd. (Switzerland)†(a)	121	6,184
Hanesbrands, Inc.†(a)	242	5,024
Hasbro, Inc.†	76	7,586
Leggett & Platt, Inc.†	68	3,422
Mattel, Inc.†	209	5,353
Michael Kors Holdings Ltd. (British Virgin Islands)†*	102	3,887
Newell Brands, Inc.†	294	13,868
PulteGroup, Inc.†	194	4,569
PVH Corp.†	51	5,277
Ralph Lauren Corp.†	51	4,163
Under Armour, Inc., Class C†(a)*	267	4,886
VF Corp.(a)	252	13,852

		92,133

Consumer Services — 0.9%
McDonald’s Corp.	43	5,573
Royal Caribbean Cruises Ltd. (Liberia)†	70	6,868
Wyndham Worldwide Corp.†	70	5,900

		18,341

Diversified Financials — 2.8%
Berkshire Hathaway Inc., Class B†*	40	6,667
Charles Schwab Corp. (The)	151	6,162
CME Group, Inc.	47	5,584
E*TRADE Financial Corp.*	37	1,291
Goldman Sachs Group, Inc. (The)†	36	8,270
Moody’s Corp.†	115	12,885
Morgan Stanley†	187	8,011
Nasdaq, Inc.†	103	7,153
Raymond James Financial, Inc.	12	915
Synchrony Financial	54	1,852

		58,790

Energy — 4.4%
Apache Corp.	230	11,820
Exxon Mobil Corp.	55	4,511
Halliburton Co.	34	1,673
Kinder Morgan, Inc.†	1,430	31,088
Newfield Exploration Co.†*	122	4,503

The accompanying notes are an integral part of the financial statements.

111

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Southwestern Energy Co.†(a)*	363	$2,966
Transocean Ltd. (Switzerland)†(a)*	237	2,951
Valero Energy Corp.†	291	19,290
Williams Cos., Inc. (The)†	502	14,854

		93,656

Food & Staples Retailing — 5.2%
CVS Health Corp.†	680	53,380
Kroger Co. (The)	125	3,686
Walgreens Boots Alliance, Inc.†	137	11,378
Wal-Mart Stores, Inc.†	591	42,599

		111,043

Food, Beverage & Tobacco — 6.7%
Altria Group, Inc.†	392	27,997
Archer-Daniels-Midland Co.†	349	16,068
Campbell Soup Co.†	186	10,647
Conagra Brands, Inc.†	281	11,336
Dr Pepper Snapple Group, Inc.†	117	11,457
Hershey Co. (The)†	132	14,421
Hormel Foods Corp.†(a)	337	11,670
McCormick & Co., Inc., non-voting shares†	75	7,316
Philip Morris International, Inc.†	157	17,725
Tyson Foods, Inc., Class A†	230	14,193

		142,830

Health Care Equipment & Services — 12.6%
Abbott Laboratories	18	799
Aetna, Inc.†	226	28,826
Anthem, Inc.†	169	27,949
Baxter International, Inc.†	329	17,062
Boston Scientific Corp.†*	362	9,003
Centene Corp.†*	110	7,839
Cigna Corp.†	165	24,171
Danaher Corp.†	212	18,132
DaVita, Inc.†*	129	8,768
Express Scripts Holding Co.†*	404	26,628
HCA Holdings, Inc.†*	226	20,112
Henry Schein, Inc.†*	20	3,399
Humana, Inc.†	96	19,789
Laboratory Corp. of America Holdings†*	68	9,756
McKesson Corp.†	67	9,933
Quest Diagnostics, Inc.†	33	3,240

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
UnitedHealth Group, Inc.†	197	$32,310

		267,716

Household & Personal Products — 0.7%
Church & Dwight Co., Inc.†	71	3,541
Kimberly-Clark Corp.†	81	10,662

		14,203

Insurance — 3.4%
Aflac, Inc.	49	3,549
Aon PLC (United Kingdom)†	160	18,990
Chubb Ltd. (Switzerland)†	114	15,532
Marsh & McLennan Cos., Inc.†	332	24,532
Principal Financial Group, Inc.†	88	5,554
Progressive Corp. (The)†	113	4,427
XL Group Ltd. (Bermuda)	5	199

		72,783

Materials — 8.9%
Air Products & Chemicals, Inc.†	98	13,258
Dow Chemical Co. (The)†(a)	367	23,319
EI du Pont de Nemours & Co.†	314	25,224
FMC Corp.†	31	2,157
Freeport-McMoRan, Inc.†*	902	12,051
LyondellBasell Industries NV, Class A (Netherlands)†	246	22,433
Monsanto Co.†	280	31,696
Newmont Mining Corp.†	338	11,141
PPG Industries, Inc.†	151	15,867
Sealed Air Corp.	110	4,794
Sherwin-Williams Co. (The)†	60	18,611
WestRock Co.†	131	6,816

		187,367

Media — 7.0%
CBS Corp., Class B, non-voting shares†	251	17,409
Comcast Corp., Class A†	238	8,946
Discovery Communications, Inc., Class A†*	380	11,054
Interpublic Group of Cos., Inc. (The)†	254	6,241
News Corp., Class A†	372	4,836
Omnicom Group, Inc.†	151	13,018
Scripps Networks Interactive, Inc., Class A†(a)	83	6,505
TEGNA, Inc.†	138	3,536
Time Warner, Inc.†	154	15,047

The accompanying notes are an integral part of the financial statements.

112

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Twenty-First Century Fox, Inc., Class A†(a)	1,171	$37,929
Viacom, Inc., Class B†	255	11,888
Walt Disney Co. (The)†	98	11,112

		147,521

Pharmaceuticals, Biotechnology & Life Sciences — 13.2%
AbbVie, Inc.†	579	37,728
Amgen, Inc.†	316	51,846
Biogen, Inc.†*	139	38,005
Celgene Corp.*	1	124
Eli Lilly & Co.†	287	24,140
Gilead Sciences, Inc.†	774	52,570
Johnson & Johnson†	186	23,166
Merck & Co., Inc.†	414	26,306
Mylan NV (Netherlands)*	286	11,151
Pfizer, Inc.†	430	14,710

		279,746

Real Estate — 2.7%
Alexandria Real Estate Equities, Inc., REIT	10	1,105
AvalonBay Communities, Inc., REIT(a) .	10	1,836
Digital Realty Trust, Inc., REIT†(a)	64	6,809
Essex Property Trust, Inc., REIT	3	695
Extra Space Storage, Inc., REIT†(a)	76	5,654
Iron Mountain, Inc., REIT†	161	5,743
Mid-America Apartment Communities, Inc., REIT	68	6,918
Realty Income Corp., REIT(a)	26	1,548
Regency Centers Corp., REIT	42	2,788
UDR, Inc., REIT	156	5,657
Vornado Realty Trust, REIT	24	2,407
Weyerhaeuser Co., REIT†	455	15,461

		56,621

Retailing — 3.7%
AutoNation, Inc.(a)*	62	2,622
Bed Bath & Beyond, Inc.†(a)	98	3,867
Best Buy Co., Inc.†(a)	204	10,027
Dollar General Corp.†	9	628
Dollar Tree, Inc.†*	35	2,746
Foot Locker, Inc.	41	3,067
Gap, Inc. (The)†	244	5,927
Genuine Parts Co.†	75	6,931
Kohl’s Corp.†	30	1,194

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
L Brands, Inc.	62	$2,920
Nordstrom, Inc.†	17	792
Priceline Group, Inc. (The)†(a)*	14	24,920
Staples, Inc.†	397	3,482
Target Corp.†	13	718
Tiffany & Co.(a)	43	4,098
Tractor Supply Co.†	68	4,690

		78,629

Semiconductors & Semiconductor Equipment — 10.7%
Analog Devices, Inc.†	192	15,734
Applied Materials, Inc.†	692	26,919
Intel Corp.†	1,502	54,177
KLA-Tencor Corp.†	101	9,602
Lam Research Corp.†	117	15,018
QUALCOMM, Inc.†	901	51,663
Skyworks Solutions, Inc.†	113	11,072
Texas Instruments, Inc.†	517	41,650

		225,835

Software & Services — 3.4%
Accenture PLC, Class A (Ireland)†	62	7,432
CA, Inc.†	265	8,406
Citrix Systems, Inc.†*	96	8,005
CSRA, Inc.†	104	3,046
eBay, Inc.†*	243	8,157
Fidelity National Information Services, Inc.†	122	9,714
International Business Machines Corp.†	76	13,235
Paychex, Inc.	84	4,948
Teradata Corp.†(a)*	84	2,614
Total System Services, Inc.†	21	1,123
Western Union Co. (The)†(a)	311	6,329

		73,009

Technology Hardware & Equipment — 9.9%
Apple, Inc.†	394	56,602
Cisco Systems, Inc.†	1,621	54,790
Corning, Inc.†	565	15,255
F5 Networks, Inc.†*	41	5,845
FLIR Systems, Inc.†	87	3,156
HP, Inc.†	1,084	19,382
Juniper Networks, Inc.†	244	6,790
Motorola Solutions, Inc.†	102	8,794
NetApp, Inc.†	165	6,905

The accompanying notes are an integral part of the financial statements.

113

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Seagate Technology PLC (Ireland)†	190	$8,727
TE Connectivity Ltd. (Switzerland)†	50	3,728
Western Digital Corp.†	175	14,443
Xerox Corp.†	618	4,536

		208,953

Telecommunication Services — 0.9%
Verizon Communications, Inc.†	412	20,085

Transportation — 3.2%
Alaska Air Group, Inc.†	40	3,689
CH Robinson Worldwide, Inc.(a)	58	4,483
Delta Air Lines, Inc.†	472	21,693
Ryder System, Inc	33	2,489
Southwest Airlines Co.†	387	20,805
United Continental Holdings, Inc.†*	204	14,411

		67,570

Utilities — 0.8%
Entergy Corp.†	114	8,659
Exelon Corp.†	108	3,886
NRG Energy, Inc.†	203	3,796
PPL Corp.	6	224

		16,565

TOTAL COMMON STOCKS (Cost $2,427,633)		2,594,827

TOTAL LONG POSITIONS - 122.6%		2,594,827

(Cost $2,427,633)

SHORT POSITIONS — (97.2)%
COMMON STOCKS — (97.2)%
Automobiles & Components — (0.2)%
Harley-Davidson, Inc.	(85)	(5,142)

Banks — (1.7)%
Bank of America Corp.	(356)	(8,398)
Citigroup, Inc.	(303)	(18,125)
Comerica, Inc.	(8)	(549)
PNC Financial Services Group, Inc. (The)	(28)	(3,367)
Regions Financial Corp.	(315)	(4,577)
Wells Fargo & Co.	(3)	(167)

		(35,183)

Capital Goods — (6.6)%
Acuity Brands, Inc.	(22)	(4,488)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Deere & Co.	(26)	$(2,830)
Dover Corp.	(57)	(4,580)
Eaton Corp. PLC (Ireland)	(217)	(16,090)
Fastenal Co.	(147)	(7,570)
General Dynamics Corp.	(85)	(15,912)
General Electric Co.	(295)	(8,791)
Johnson Controls International PLC (Ireland)	(475)	(20,007)
Lockheed Martin Corp.	(21)	(5,620)
PACCAR, Inc.	(170)	(11,424)
Parker-Hannifin Corp.	(65)	(10,421)
Quanta Services, Inc.*	(73)	(2,709)
Rockwell Automation, Inc.	(63)	(9,810)
Roper Technologies, Inc.	(18)	(3,717)
United Technologies Corp.	(105)	(11,782)
Xylem, Inc.	(92)	(4,620)

		(140,371)

Commercial & Professional Services — (1.0)%
Cintas Corp.	(54)	(6,833)
Equifax, Inc.	(57)	(7,794)
Verisk Analytics, Inc.*	(82)	(6,653)

		(21,280)

Consumer Durables & Apparel — (1.6)%
Mohawk Industries, Inc.*	(31)	(7,114)
NIKE, Inc., Class B	(474)	(26,416)

		(33,530)

Consumer Services — (2.1)%
Chipotle Mexican Grill, Inc.*	(14)	(6,237)
Darden Restaurants, Inc.	(49)	(4,100)
Marriott International, Inc., Class A	(198)	(18,648)
Starbucks Corp.	(183)	(10,685)
Wynn Resorts Ltd.	(51)	(5,845)

		(45,515)

Diversified Financials — (3.1)%
Affiliated Managers Group, Inc.	(28)	(4,590)
American Express Co.	(194)	(15,347)
Ameriprise Financial, Inc.	(75)	(9,726)
Bank of New York Mellon Corp. (The)	(59)	(2,787)
BlackRock, Inc.	(19)	(7,287)
CBOE Holdings, Inc.	(28)	(2,270)
Franklin Resources, Inc.	(290)	(12,221)
Invesco, Ltd. (Bermuda)	(208)	(6,371)
Navient Corp.	(155)	(2,288)

The accompanying notes are an integral part of the financial statements.

114

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
State Street Corp.	(31)	$(2,468)

		(65,355)

Energy — (9.4)%
Anadarko Petroleum Corp.	(266)	(16,492)
Baker Hughes, Inc.	(124)	(7,418)
Cabot Oil & Gas Corp.	(236)	(5,643)
Chesapeake Energy Corp.*	(432)	(2,566)
Cimarex Energy Co.	(48)	(5,735)
Concho Resources, Inc.*	(72)	(9,240)
ConocoPhillips	(150)	(7,480)
EOG Resources, Inc.	(237)	(23,119)
EQT Corp.	(87)	(5,316)
Helmerich & Payne, Inc.	(54)	(3,595)
Hess Corp.	(161)	(7,762)
Marathon Oil Corp.	(408)	(6,446)
Marathon Petroleum Corp.	(254)	(12,837)
Murphy Oil Corp.	(83)	(2,373)
National Oilwell Varco, Inc.	(191)	(7,657)
Noble Energy, Inc.	(208)	(7,143)
Occidental Petroleum Corp.	(368)	(23,316)
Pioneer Natural Resources Co.	(81)	(15,085)
Range Resources Corp.	(125)	(3,638)
Schlumberger Ltd. (Curacao)	(278)	(21,712)
Tesoro Corp.	(56)	(4,539)

		(199,112)

Food & Staples Retailing — (2.4)%
Costco Wholesale Corp.	(197)	(33,035)
Sysco Corp.	(260)	(13,499)
Whole Foods Market, Inc.	(162)	(4,815)

		(51,349)

Food, Beverage & Tobacco — (8.0)%
Brown-Forman Corp., Class B	(202)	(9,328)
Coca-Cola Co. (The)	(433)	(18,376)
Constellation Brands, Inc., Class A	(96)	(15,559)
General Mills, Inc.	(8)	(472)
JM Smucker Co. (The)	(42)	(5,505)
Kellogg Co.	(170)	(12,344)
Kraft Heinz Co. (The)	(458)	(41,591)
Mead Johnson Nutrition Co.	(90)	(8,017)
Molson Coors Brewing Co., Class B	(103)	(9,858)
Mondelez International, Inc., Class A	(633)	(27,270)
Monster Beverage Corp.*	(241)	(11,127)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
PepsiCo, Inc.	(80)	$(8,949)

		(168,396)

Health Care Equipment & Services — (5.0)%
AmerisourceBergen Corp.	(35)	(3,098)
Becton Dickinson and Co.	(102)	(18,711)
Cardinal Health, Inc.	(153)	(12,477)
Cerner Corp.*	(180)	(10,593)
Cooper Cos., Inc. (The)	(19)	(3,798)
DENTSPLY SIRONA, Inc.	(118)	(7,368)
Edwards Lifesciences Corp.*	(102)	(9,595)
Envision Healthcare Corp.*	(56)	(3,434)
Hologic, Inc.*	(142)	(6,042)
IDEXX Laboratories, Inc.*	(43)	(6,648)
Intuitive Surgical, Inc.*	(12)	(9,198)
Medtronic PLC (Ireland)	(48)	(3,867)
Patterson Cos., Inc.	(48)	(2,171)
Universal Health Services, Inc., Class B	(46)	(5,725)
Varian Medical Systems, Inc.*	(45)	(4,101)

		(106,826)

Household & Personal Products — (2.4)%
Clorox Co. (The)	(61)	(8,225)
Colgate-Palmolive Co.	(279)	(20,420)
Coty, Inc., Class A	(360)	(6,527)
Estee Lauder Cos., Inc. (The), Class A	(191)	(16,195)

		(51,367)

Insurance — (4.5)%
American International Group, Inc.	(264)	(16,481)
Arthur J Gallagher & Co.	(86)	(4,862)
Assurant, Inc.	(31)	(2,966)
Hartford Financial Services Group, Inc. (The)	(165)	(7,931)
Lincoln National Corp.	(79)	(5,170)
Loews Corp.	(87)	(4,069)
MetLife, Inc.	(445)	(23,505)
Prudential Financial Group, Inc.	(185)	(19,736)
Unum Group	(48)	(2,251)
Willis Towers Watson PLC (Ireland)	(69)	(9,031)

		(96,002)

Materials — (4.8)%
Albemarle Corp.	(30)	(3,169)
Avery Dennison Corp.	(43)	(3,466)

The accompanying notes are an integral part of the financial statements.

115

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Ball Corp.	(88)	$(6,535)
CF Industries Holdings, Inc.	(118)	(3,463)
Eastman Chemical Co.	(71)	(5,737)
Ecolab, Inc.	(146)	(18,300)
International Flavors & Fragrances, Inc.	(39)	(5,169)
International Paper Co.	(198)	(10,054)
Martin Marietta Materials, Inc.	(32)	(6,984)
Mosaic Co. (The)	(178)	(5,194)
Nucor Corp.	(163)	(9,734)
Praxair, Inc.	(138)	(16,367)
Vulcan Materials Co.	(67)	(8,072)

		(102,244)

Media — (0.3)%
DISH Network Corp., Class A*	(91)	(5,778)

Pharmaceuticals, Biotechnology & Life Sciences — (6.9)%
Agilent Technologies, Inc.	(155)	(8,195)
Alexion Pharmaceuticals, Inc.*	(113)	(13,700)
Allergan PLC (Ireland)	(102)	(24,370)
Bristol-Myers Squibb Co.	(48)	(2,610)
Illumina, Inc.*	(74)	(12,627)
Incyte Corp.*	(101)	(13,501)
Mallinckrodt PLC (Ireland)*	(51)	(2,273)
Mettler-Toledo International, Inc.*	(14)	(6,705)
PerkinElmer, Inc.	(53)	(3,077)
Perrigo Co. PLC (Ireland)	(73)	(4,846)
Regeneron Pharmaceuticals, Inc.*	(59)	(22,863)
Thermo Fisher Scientific, Inc.	(26)	(3,994)
Vertex Pharmaceuticals, Inc.*	(129)	(14,106)
Zoetis, Inc.	(250)	(13,342)

		(146,209)

Real Estate — (4.9)%
American Tower Corp., REIT	(172)	(20,905)
Apartment Investment & Management Co., Class A, REIT	(55)	(2,439)
Boston Properties, Inc., REIT	(24)	(3,178)
Crown Castle International Corp., REIT	(174)	(16,434)
Equinix, Inc., REIT	(36)	(14,413)
Equity Residential, REIT	(185)	(11,511)
Host Hotels & Resorts, Inc., REIT	(357)	(6,662)
Kimco Realty Corp., REIT	(215)	(4,749)
Macerich Co. (The), REIT	(74)	(4,766)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Prologis, Inc., REIT	(248)	$(12,866)
SL Green Realty Corp., REIT	(51)	(5,438)

		(103,361)

Retailing — (6.1)%
Advance Auto Parts, Inc.	(37)	(5,486)
Amazon.com, Inc.*	(47)	(41,667)
CarMax, Inc.*	(98)	(5,804)
Expedia, Inc.	(75)	(9,463)
Home Depot, Inc. (The)	(94)	(13,802)
LKQ Corp.*	(99)	(2,898)
Netflix, Inc.*	(217)	(32,075)
Ross Stores, Inc.	(80)	(5,270)
Signet Jewelers, Ltd. (Bermuda)	(1)	(69)
TripAdvisor, Inc.*	(75)	(3,237)
Ulta Beauty, Inc.*	(31)	(8,842)

		(128,613)

Semiconductors & Semiconductor Equipment — (2.8)%
Advanced Micro Devices, Inc.*	(451)	(6,562)
Broadcom Ltd. (Singapore)	(35)	(7,664)
Micron Technology, Inc.*	(582)	(16,820)
NVIDIA Corp.	(181)	(19,716)
Xilinx, Inc.	(130)	(7,526)

		(58,288)

Software & Services — (12.4)%
Activision Blizzard, Inc.	(199)	(9,922)
Adobe Systems, Inc.*	(175)	(22,773)
Akamai Technologies, Inc.*	(84)	(5,015)
Alliance Data Systems Corp.	(29)	(7,221)
Alphabet, Inc., Class A*	(19)	(16,108)
Autodesk, Inc.*	(112)	(9,685)
Automatic Data Processing, Inc.	(51)	(5,222)
Electronic Arts, Inc.*	(148)	(13,249)
Facebook, Inc., Class A*	(123)	(17,472)
Fiserv, Inc.*	(104)	(11,992)
Intuit, Inc.	(129)	(14,963)
Mastercard, Inc., Class A	(27)	(3,037)
Microsoft Corp.	(648)	(42,677)
Oracle Corp.	(230)	(10,260)
PayPal Holdings, Inc.*	(480)	(20,650)
Red Hat, Inc.*	(91)	(7,872)
salesforce.com, Inc.*	(351)	(28,954)
Symantec Corp.	(317)	(9,726)

The accompanying notes are an integral part of the financial statements.

116

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Concluded)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Synopsys, Inc.*	(71)	$(5,121)

		(261,919)

Technology Hardware & Equipment — (0.3)%
Harris Corp.	(60)	(6,676)

Telecommunication Services — (1.4)%
AT&T, Inc.	(305)	(12,673)
CenturyLink, Inc.	(264)	(6,222)
Level 3 Communications, Inc.*	(183)	(10,471)

		(29,366)

Transportation — (5.3)%
American Airlines Group, Inc.	(245)	(10,364)
CSX Corp.	(362)	(16,851)
FedEx Corp.	(133)	(25,955)
JB Hunt Transport Services, Inc.	(56)	(5,137)
Kansas City Southern	(55)	(4,717)
Norfolk Southern Corp.	(140)	(15,676)
Union Pacific Corp.	(67)	(7,097)
United Parcel Service, Inc., Class B	(239)	(25,645)

		(111,442)

Utilities — (4.0)%
American Water Works Co., Inc.	(4)	(311)
Consolidated Edison, Inc.	(24)	(1,864)
Duke Energy Corp.	(327)	(26,817)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
FirstEnergy Corp.	(188)	$(5,982)
NextEra Energy, Inc.	(218)	(27,985)
Pinnacle West Capital Corp.	(4)	(333)
Public Service Enterprise Group, Inc.	(256)	(11,354)
Sempra Energy	(93)	(10,276)

		(84,922)

TOTAL COMMON STOCK (Proceeds $1,978,426)		(2,058,246)

TOTAL SECURITES SOLD SHORT - (97.2)%		(2,058,246)

(Proceeds $1,978,426)

OTHER ASSETS IN EXCESS OF LIABILITIES - 74.6%		1,579,542

NET ASSETS - 100.0%		$2,116,123

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

117

GOTHAM INDEX PLUS FUND

Portfolio of Investments

March 31, 2017

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 187.6%
COMMON STOCKS — 187.6%
Automobiles & Components — 2.5%
BorgWarner, Inc.†(a)	11,773	$491,994
Delphi Automotive PLC (Jersey)†(a)	14,963	1,204,372
General Motors Co.†(a)(b)	47,776	1,689,359
Goodyear Tire & Rubber Co. (The)†(a)	13,977	503,172
Harley-Davidson, Inc.(a)	2,624	158,752

		4,047,649

Banks — 5.1%
Bank of America Corp.†	14,292	337,148
BB&T Corp.†(b)	7,358	328,903
Citigroup, Inc.†	780	46,660
Citizens Financial Group, Inc.†	11,001	380,085
Comerica, Inc.(b)	266	18,242
Fifth Third Bancorp†	8,355	212,217
Huntington Bancshares, Inc.†(a)(b)	60,213	806,252
JPMorgan Chase & Co.†(b)	27,412	2,407,870
KeyCorp.†	59,860	1,064,311
M&T Bank Corp.	1,501	232,250
People’s United Financial, Inc.(b)	194	3,531
PNC Financial Services Group, Inc. (The)†	30	3,607
Regions Financial Corp.†	2,352	34,175
SunTrust Banks, Inc.†(b)	5,231	289,274
US Bancorp†(b)	12,198	628,197
Wells Fargo & Co.†	23,024	1,281,516
Zions Bancorporation†(a)	2,246	94,332

		8,168,570

Capital Goods — 16.5%
3M Co.†	5,353	1,024,189
Allegion PLC (Ireland)	5,284	399,999
AMETEK, Inc.†(a)	6,604	357,144
Arconic, Inc.†(a)	26,066	686,578
Boeing Co. (The)†(a)(b)	27,958	4,944,652
Caterpillar, Inc.†	13,902	1,289,549
Cummins, Inc.(b)	3,807	575,618
Dover Corp.(b)	565	45,398
Emerson Electric Co.†	20,157	1,206,598
Fluor Corp.(a)	7,724	406,437
Fortive Corp.(b)	14,072	847,416
Fortune Brands Home & Security, Inc.	8,490	516,616
General Electric Co.†	13,386	398,903
Honeywell International, Inc.†(a)(b)	34,904	4,358,462
Illinois Tool Works, Inc.†(a)(b)	6,218	823,698

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Ingersoll-Rand PLC (Ireland)†(b)	14,365	$1,168,162
Jacobs Engineering Group, Inc.†	6,721	371,537
L3 Technologies, Inc.†(b)	4,287	708,598
Masco Corp.†(b)	17,636	599,448
Northrop Grumman Corp.†(b)	1,259	299,441
PACCAR, Inc.(b)	1,125	75,600
Parker-Hannifin Corp.(b)	1,283	205,691
Pentair PLC (Ireland)(a)	1,162	72,950
Raytheon Co.†	2,692	410,530
Rockwell Automation, Inc.†	64	9,965
Rockwell Collins, Inc.†	7,254	704,799
Snap-on, Inc.(a)(b)	3,213	541,937
Stanley Black & Decker, Inc.†(b)	8,462	1,124,347
Textron, Inc.†(b)	14,983	713,041
TransDigm Group, Inc.(a)	2,961	651,894
United Rentals, Inc.(b)*	605	75,655
WW Grainger, Inc.(a)	3,262	759,263
Xylem, Inc.†	2	100

		26,374,215

Commercial & Professional Services — 1.4%
Cintas Corp.	2	253
Dun & Bradstreet Corp. (The)(b)	2,041	220,306
Nielsen Holdings PLC (United Kingdom)	19,842	819,673
Republic Services, Inc.	1,079	67,772
Robert Half International, Inc.†(b)	7,088	346,107
Waste Management, Inc.†(b)	10,437	761,066

		2,215,177

Consumer Durables & Apparel — 5.3%
Coach, Inc.†	15,563	643,219
DR Horton, Inc.†(b)	20,705	689,684
Garmin Ltd. (Switzerland)(a)	10,459	534,559
Hanesbrands, Inc.(a)	21,003	436,022
Hasbro, Inc.†	6,905	689,257
Leggett & Platt, Inc.†(a)(b)	5,706	287,126
Lennar Corp., Class A(b)	1,718	87,944
Mattel, Inc.(a)(b)	18,991	486,359
Michael Kors Holdings Ltd. (British Virgin Islands)†*	9,236	351,984
Newell Brands, Inc.(a)	26,755	1,262,033
PulteGroup, Inc.(a)(b)	17,697	416,764
PVH Corp.†(b)	4,357	450,819
Ralph Lauren Corp.(a)(b)	4,559	372,106

The accompanying notes are an integral part of the financial statements.

118

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Under Armour, Inc., Class C(a)*	24,317	$445,001
VF Corp.†(a)	22,962	1,262,221
Whirlpool Corp.†	814	139,463

		8,554,561

Consumer Services — 1.8%
Carnival Corp. (Panama)(b)	2,084	122,768
Darden Restaurants, Inc.†	1,267	106,010
H&R Block, Inc.(a)(b)	1,518	35,294
McDonald’s Corp.†	9,923	1,286,120
Royal Caribbean Cruises Ltd. (Liberia)	6,818	668,914
Wyndham Worldwide Corp.(a)(b)	5,856	493,602
Yum! Brands, Inc.†	3,164	202,180

		2,914,888

Diversified Financials — 8.9%
Ameriprise Financial, Inc.†	3	389
Bank of New York Mellon Corp. (The)†	286	13,508
Berkshire Hathaway Inc., Class B†(b)*	22,789	3,798,470
Capital One Financial Corp.†	4,289	371,685
Charles Schwab Corp. (The)†(b)	31,646	1,291,473
CME Group, Inc.†	10,245	1,217,106
Discover Financial Services†(b)	3,957	270,619
E*TRADE Financial Corp.†(b)*	13,699	477,958
Goldman Sachs Group, Inc. (The)†	7,691	1,766,777
Intercontinental Exchange, Inc.†	1,323	79,208
Leucadia National Corp.(b)	5,732	149,032
Moody’s Corp.†(b)	10,576	1,184,935
Morgan Stanley†	37,937	1,625,221
Nasdaq, Inc.†(b)	9,238	641,579
Navient Corp.	11	162
Northern Trust Corp.†	2,029	175,671
Raymond James Financial, Inc.	3,201	244,108
S&P Global, Inc.†	1,502	196,371
State Street Corp.†	335	26,669
Synchrony Financial†(b)	19,798	679,071

		14,210,012

Energy — 8.2%
Apache Corp.†(a)	21,044	1,081,451
Chevron Corp.†	7,333	787,344
Devon Energy Corp.	4,956	206,764
Exxon Mobil Corp.	41,301	3,387,095
Halliburton Co.†(b)	16,658	819,740

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Helmerich & Payne, Inc.(a)	2	$133
Kinder Morgan, Inc.†(b)	126,905	2,758,915
National Oilwell Varco, Inc.(a)	2	80
Newfield Exploration Co.(b)*	11,035	407,302
ONEOK, Inc.	1,679	93,084
Phillips 66†	452	35,807
Southwestern Energy Co.†*	31,626	258,384
TechnipFMC PLC (United Kingdom)*	795	25,838
Transocean Ltd. (Switzerland)(a)*	21,595	268,858
Valero Energy Corp.†(b)	25,042	1,660,034
Williams Cos., Inc. (The)†(b)	45,801	1,355,252

		13,146,081

Food & Staples Retailing — 7.4%
CVS Health Corp.†(a)(b)	58,845	4,619,332
Kroger Co. (The)(a)	23,230	685,053
Walgreens Boots Alliance, Inc.†	19,274	1,600,706
Wal-Mart Stores, Inc.†	69,042	4,976,547

		11,881,638

Food, Beverage & Tobacco — 7.8%
Altria Group, Inc.†	13,970	997,737
Archer-Daniels-Midland Co.†(b)	31,779	1,463,105
Campbell Soup Co.†(a)	16,916	968,272
Conagra Brands, Inc.†(b)	23,528	949,119
Dr Pepper Snapple Group, Inc.†	10,156	994,476
Hershey Co. (The)(b)	11,966	1,307,286
Hormel Foods Corp.(a)	29,329	1,015,663
Kraft Heinz Co. (The)†	2	182
McCormick & Co., Inc., non-voting shares(a)	6,938	676,802
Philip Morris International, Inc.†(a)	21,362	2,411,770
Reynolds American, Inc.†(b)	8,281	521,869
Tyson Foods, Inc., Class A†(b)	20,369	1,256,971

		12,563,252

Health Care Equipment & Services — 16.8%
Abbott Laboratories†(b)	15,390	683,470
Aetna, Inc.†(b)	19,506	2,487,990
AmerisourceBergen Corp.†(a)	596	52,746
Anthem, Inc.†	14,627	2,419,013
Baxter International, Inc.†(b)	29,928	1,552,066
Boston Scientific Corp.†(a)*	48,475	1,205,573
Centene Corp.†(b)*	9,535	679,464
Cigna Corp.†(b)	14,247	2,087,043
Danaher Corp.†(b)	24,125	2,063,411

The accompanying notes are an integral part of the financial statements.

119

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
DaVita, Inc.†(b)*	10,790	$733,396
Express Scripts Holding Co.†(a)*	34,298	2,260,581
HCA Holdings, Inc.†(b)*	20,550	1,828,744
Henry Schein, Inc.(a)(b)*	2,752	467,757
Humana, Inc.†	8,281	1,707,045
Laboratory Corp. of America Holdings†(b)*	5,815	834,278
McKesson Corp.†	7,996	1,185,487
Quest Diagnostics, Inc.†	4,183	410,729
UnitedHealth Group, Inc.†	24,420	4,005,124
Zimmer Biomet Holdings, Inc.†	1,441	175,960

		26,839,877

Household & Personal Products — 2.1%
Church & Dwight Co., Inc.†	7,976	397,763
Kimberly-Clark Corp.†(b)	11,233	1,478,600
Procter & Gamble Co. (The)(b)	16,721	1,502,382

		3,378,745

Insurance — 5.9%
Aflac, Inc.†	11,803	854,773
Allstate Corp. (The)†	2,632	214,482
Aon PLC (United Kingdom)(b)	14,515	1,722,785
Assurant, Inc.	2	191
Chubb Ltd. (Switzerland)†(b)	15,423	2,101,384
Cincinnati Financial Corp.	2	145
Lincoln National Corp.(b)	273	17,868
Marsh & McLennan Cos., Inc.†	28,535	2,108,451
MetLife, Inc.†	2	106
Principal Financial Group, Inc.†(a)(b)	14,790	933,397
Progressive Corp. (The)†(b)	21,627	847,346
Prudential Financial, Inc.†	1,078	115,001
Torchmark Corp.†	61	4,699
Travelers Cos, Inc. (The)†	2,347	282,907
Unum Group(b)	307	14,395
XL Group Ltd. (Bermuda)	4,223	168,329

		9,386,259

Materials — 9.9%
Air Products & Chemicals, Inc.†	9,795	1,325,166
Dow Chemical Co. (The)†(a)	42,920	2,727,137
EI du Pont de Nemours & Co.†	29,680	2,384,194
FMC Corp.	346	24,078
Freeport-McMoRan, Inc.†(b)*	81,983	1,095,293

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
LyondellBasell Industries NV, Class A (Netherlands)	22,410	$2,043,568
Monsanto Co.†(b)	24,320	2,753,024
Newmont Mining Corp.†	29,459	970,969
Nucor Corp.†	2	119
PPG Industries, Inc.†(b)	12,453	1,308,561
Sealed Air Corp.	9,304	405,468
Sherwin-Williams Co. (The)(b)	1,847	572,921
WestRock Co.†	3,972	206,663

		15,817,161

Media — 9.2%
CBS Corp., Class B, non-voting shares†(a)(b)	22,219	1,541,110
Charter Communications, Inc., Class A†*	1,899	621,581
Comcast Corp., Class A†	60,943	2,290,847
Discovery Communications, Inc., Class A(a)(b)*	32,537	946,501
Interpublic Group of Cos., Inc. (The)†(a)	21,719	533,636
News Corp., Class A†(b)	32,246	419,198
Omnicom Group, Inc.(a)	13,016	1,122,109
Scripps Networks Interactive, Inc., Class A(a)(b)	7,173	562,148
TEGNA, Inc.(b)	11,896	304,775
Time Warner, Inc.†	21,014	2,053,278
Twenty-First Century Fox, Inc., Class A†(a)(b)	79,622	2,578,957
Viacom, Inc., Class B†	22,019	1,026,526
Walt Disney Co. (The)†(b)	6,484	735,221

		14,735,887

Pharmaceuticals, Biotechnology & Life Sciences — 20.4%
AbbVie, Inc.†(b)	59,583	3,882,428
Amgen, Inc.†(b)	30,766	5,047,778
Biogen Inc.†(b)*	11,980	3,275,572
Celgene Corp.†(b)*	8,731	1,086,398
Eli Lilly & Co.†(b)	32,542	2,737,108
Gilead Sciences, Inc.†	70,901	4,815,596
Johnson & Johnson†	36,107	4,497,127
Merck & Co., Inc.†	54,402	3,456,703
Mylan NV (Netherlands)*	29,690	1,157,613
Pfizer, Inc.†	81,293	2,781,034
Waters Corp.†*	2	313

		32,737,670

The accompanying notes are an integral part of the financial statements.

120

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Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — 5.4%
Alexandria Real Estate Equities, Inc., REIT	2,498	$276,079
Apartment Investment & Management Co., Class A, REIT	2	89
AvalonBay Communities, Inc., REIT(a)	3,789	695,660
CBRE Group, Inc., Class A, REIT(a)*	2,473	86,036
Digital Realty Trust, Inc., REIT(a)(b)	8,819	938,253
Essex Property Trust, Inc., REIT(a)	1,704	394,527
Extra Space Storage, Inc., REIT(a)	6,981	519,317
Federal Realty Investment Trust, REIT(b)	680	90,780
GGP, Inc., REIT	7,348	170,327
HCP, Inc., REIT	1,497	46,826
Iron Mountain, Inc., REIT†	14,624	521,638
Mid-America Apartment Communities, Inc., REIT(b)	6,295	640,453
Prologis, Inc., REIT†	336	17,432
Public Storage, REIT(b)	2,092	457,960
Realty Income Corp., REIT(a)	8,473	504,398
Regency Centers Corp., REIT†	5,776	383,469
Simon Property Group, Inc., REIT	765	131,603
UDR, Inc., REIT(b)	14,822	537,446
Ventas, Inc., REIT	1,170	76,097
Vornado Realty Trust, REIT†	6,343	636,266
Welltower, Inc., REIT†(b)	2,619	185,478
Weyerhaeuser Co., REIT†	41,486	1,409,694

		8,719,828

Retailing — 7.3%
AutoNation, Inc.(a)*	5,582	236,063
Bed Bath & Beyond, Inc.(a)	8,337	328,978
Best Buy Co., Inc.(a)	4,630	227,565
Dollar General Corp.†	2,107	146,921
Dollar Tree, Inc.†*	3,606	282,927
Foot Locker, Inc.(b)	2,206	165,031
Gap, Inc. (The)(a)(b)	9,472	230,075
Genuine Parts Co.†(a)(b)	6,815	629,774
Home Depot, Inc. (The)†(b)	17,573	2,580,244
Kohl’s Corp.(a)(b)	2,710	107,885
L Brands, Inc.	967	45,546
Lowe’s Cos., Inc.†(b)	25,798	2,120,854
Macy’s, Inc.	266	7,884
Nordstrom, Inc.(a)	2,894	134,774
Priceline Group, Inc. (The)†(a)*	1,425	2,536,457

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Ross Stores, Inc.†(b)	5,442	$358,465
Staples, Inc.(b)	36,187	317,361
Target Corp.	2,582	142,501
Tiffany & Co.†	5,016	478,025
TJX Cos., Inc. (The)(b)	1,838	145,349
Tractor Supply Co.(b)	7,254	500,308

		11,722,987

Semiconductors & Semiconductor Equipment — 13.7%
Analog Devices, Inc.†	17,460	1,430,847
Applied Materials, Inc.†(b)	59,898	2,330,032
Intel Corp.†(b)	150,476	5,427,669
KLA-Tencor Corp.	8,692	826,348
Lam Research Corp.	10,151	1,302,982
Microchip Technology, Inc.(a)	2,429	179,212
NVIDIA Corp.(b)	3,672	399,991
Qorvo, Inc.(a)*	909	62,321
QUALCOMM, Inc.†(b)	81,973	4,700,332
Skyworks Solutions, Inc.(a)	10,250	1,004,295
Texas Instruments, Inc.†	50,001	4,028,081
Xilinx, Inc.†	3,225	186,695

		21,878,805

Software & Services — 8.0%
Accenture PLC, Class A (Ireland)†(b)	11,075	1,327,671
Akamai Technologies, Inc.†(a)*	2,495	148,952
Alphabet, Inc., Class A†*	1,994	1,690,513
CA, Inc.†(b)	22,921	727,054
Citrix Systems, Inc.†*	8,668	722,825
Cognizant Technology Solutions Corp., Class A†(b)*	4,458	265,340
CSRA, Inc.†(b)	9,039	264,752
eBay, Inc.†*	31,308	1,051,010
Facebook, Inc., Class A†*	2,253	320,039
Fidelity National Information Services, Inc.†(b)	17,368	1,382,840
International Business Machines Corp.†	5,326	927,470
Mastercard, Inc., Class A†(b)	2,197	247,097
Microsoft Corp.†	448	29,505
Paychex, Inc.	2,973	175,110
Symantec Corp.(b)	5,277	161,898
Teradata Corp.(a)*	7,244	225,433
Total System Services, Inc.(a)	8,264	441,793
VeriSign, Inc.(a)*	843	73,434
Visa, Inc., Class A(a)	19,593	1,741,230

The accompanying notes are an integral part of the financial statements.

121

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Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Western Union Co. (The)(a)	26,705	$543,447
Yahoo!, Inc.†(b)*	7,003	325,009

		12,792,422

Technology Hardware & Equipment — 14.6%
Amphenol Corp., Class A(a)	3,452	245,679
Apple, Inc.†	67,501	9,697,194
Cisco Systems, Inc.†	124,027	4,192,113
Corning, Inc.†	51,358	1,386,666
F5 Networks, Inc.†(b)*	3,593	512,254
FLIR Systems, Inc.†(b)	7,561	274,313
Harris Corp.†(b)	1,155	128,517
Hewlett Packard Enterprise Co.†	15,405	365,098
HP, Inc.†(b)	93,917	1,679,236
Juniper Networks, Inc.†(a)(b)	21,137	588,243
Motorola Solutions, Inc.†(a)(b)	9,137	787,792
NetApp, Inc.†	15,030	629,006
Seagate Technology PLC (Ireland)(a)	16,362	751,507
TE Connectivity Ltd. (Switzerland)†(b)	5,710	425,680
Western Digital Corp.†(a)	15,976	1,318,499
Xerox Corp.(b)	56,259	412,941

		23,394,738

Telecommunication Services — 2.2%
AT&T, Inc.†	9,617	399,586
Verizon Communications, Inc.†	63,832	3,111,810

		3,511,396

Transportation — 2.9%
Alaska Air Group, Inc.(a)	1,910	176,140
CH Robinson Worldwide, Inc.†(a)	7,834	605,490
Delta Air Lines, Inc.†(b)	40,528	1,862,667
Expeditors International of Washington, Inc.†	1,763	99,592
Norfolk Southern Corp.	36	4,031
Ryder System, Inc.	2,966	223,755
Southwest Airlines Co.†	7,215	387,878
Union Pacific Corp.†	432	45,757
United Continental Holdings, Inc.†(b)*	17,449	1,232,597

		4,637,907

Utilities — 4.3%
AES Corp.†(b)	4,833	54,033
Ameren Corp.	335	18,288
American Electric Power Co., Inc.†	3,535	237,305
CenterPoint Energy, Inc.†	14,763	407,016
Dominion Resources, Inc.	160	12,411

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
DTE Energy Co.(a)	785	$80,156
Edison International†	9,218	733,845
Entergy Corp.†(b)	9,934	754,587
Eversource Energy†	8,876	521,731
Exelon Corp.†	47,122	1,695,450
NiSource, Inc.	8,653	205,855
NRG Energy, Inc.†(b)	17,495	327,156
PG&E Corp.†(a)	7,484	496,638
PPL Corp.(b)	23,003	860,082
Southern Co. (The)	4,460	222,019
Xcel Energy, Inc.(a)	4,650	206,692

		6,833,264

TOTAL COMMON STOCKS (Cost $284,831,621)		300,462,989

TOTAL LONG POSITIONS - 187.6%		300,462,989

(Cost $284,831,621)

SHORT POSITIONS — (88.6)%
COMMON STOCKS — (88.6)%
Automobiles & Components — (0.1)%
Ford Motor Co.	(10,237)	(119,159)

Capital Goods — (5.6)%
Acuity Brands, Inc.	(1,788)	(364,752)
Deere & Co.	(5,852)	(637,049)
Eaton Corp. PLC (Ireland)	(18,336)	(1,359,614)
Fastenal Co.	(11,798)	(607,597)
Flowserve Corp.	(3,508)	(169,857)
General Dynamics Corp.	(8,789)	(1,645,301)
Johnson Controls International PLC (Ireland)	(38,181)	(1,608,184)
Lockheed Martin Corp.	(2,653)	(709,943)
Quanta Services, Inc.*	(6,171)	(229,006)
Roper Technologies, Inc.	(3,491)	(720,857)
United Technologies Corp.	(8,115)	(910,584)

		(8,962,744)

Commercial & Professional Services — (0.9)%
Equifax, Inc.	(4,892)	(668,932)
Stericycle, Inc.*	(2,318)	(192,139)
Verisk Analytics, Inc.*	(6,811)	(552,645)

		(1,413,716)

Consumer Durables & Apparel — (2.0)%
Mohawk Industries, Inc.*	(3,027)	(694,666)

The accompanying notes are an integral part of the financial statements.

122

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Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
NIKE, Inc., Class B	(46,135)	$(2,571,104)

		(3,265,770)

Consumer Services — (2.3)%
Chipotle Mexican Grill, Inc.*	(1,175)	(523,486)
Marriott International, Inc., Class A	(15,649)	(1,473,823)
Starbucks Corp.	(19,384)	(1,131,832)
Wynn Resorts Ltd.	(4,153)	(475,975)

		(3,605,116)

Diversified Financials — (2.7)%
Affiliated Managers Group, Inc.	(2,314)	(379,357)
American Express Co.	(16,827)	(1,331,185)
BlackRock, Inc.	(1,376)	(527,710)
CBOE Holdings, Inc.	(3,317)	(268,909)
Franklin Resources, Inc.	(23,080)	(972,591)
Invesco, Ltd. (Bermuda)	(16,476)	(504,660)
T Rowe Price Group, Inc.	(4,686)	(319,351)

		(4,303,763)

Energy — (10.3)%
Anadarko Petroleum Corp.	(22,489)	(1,394,318)
Baker Hughes, Inc.	(12,823)	(767,072)
Cabot Oil & Gas Corp.	(18,978)	(453,764)
Chesapeake Energy Corp.*	(36,518)	(216,917)
Cimarex Energy Co.	(3,881)	(463,741)
Concho Resources, Inc.*	(5,959)	(764,778)
ConocoPhillips	(17,600)	(877,712)
EOG Resources, Inc.	(23,529)	(2,295,254)
EQT Corp.	(7,051)	(430,816)
Hess Corp.	(12,914)	(622,584)
Marathon Oil Corp.	(34,557)	(546,001)
Marathon Petroleum Corp.	(21,542)	(1,088,733)
Murphy Oil Corp.	(7,026)	(200,873)
Noble Energy, Inc.	(17,666)	(606,650)
Occidental Petroleum Corp.	(31,181)	(1,975,628)
Pioneer Natural Resources Co.	(6,924)	(1,289,457)
Range Resources Corp.	(10,083)	(293,415)
Schlumberger Ltd. (Curacao)	(23,173)	(1,809,811)
Tesoro Corp.	(4,769)	(386,575)

		(16,484,099)

Food & Staples Retailing — (2.8)%
Costco Wholesale Corp.	(17,908)	(3,002,993)
Sysco Corp.	(22,047)	(1,144,680)
Whole Foods Market, Inc.	(12,995)	(386,211)

		(4,533,884)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (4.9)%
Brown-Forman Corp., Class B	(15,689)	$(724,518)
Coca-Cola Co. (The)	(20,402)	(865,861)
Constellation Brands, Inc., Class A	(8,120)	(1,316,008)
JM Smucker Co. (The)	(4,404)	(577,276)
Kellogg Co.	(14,324)	(1,040,066)
Mead Johnson Nutrition Co.	(7,484)	(666,675)
Molson Coors Brewing Co., Class B	(8,770)	(839,377)
Mondelez International, Inc., Class A	(8,889)	(382,938)
Monster Beverage Corp.*	(23,116)	(1,067,266)
PepsiCo, Inc.	(2,928)	(327,526)

		(7,807,511)

Health Care Equipment & Services — (5.9)%
Becton Dickinson and Co.	(8,683)	(1,592,810)
Cardinal Health, Inc.	(12,893)	(1,051,424)
Cerner Corp.*	(13,966)	(821,899)
Cooper Cos., Inc. (The)	(1,996)	(398,980)
CR Bard, Inc.	(230)	(57,164)
DENTSPLY SIRONA, Inc.	(9,388)	(586,187)
Edwards Lifesciences Corp.*	(8,633)	(812,106)
Envision Healthcare Corp.*	(4,793)	(293,907)
Hologic, Inc.*	(11,331)	(482,134)
IDEXX Laboratories, Inc.*	(3,589)	(554,895)
Intuitive Surgical, Inc.*	(1,584)	(1,214,088)
Medtronic PLC (Ireland)	(4,317)	(347,778)
Patterson Cos., Inc.	(3,963)	(179,247)
Stryker Corp.	(1,497)	(197,080)
Universal Health Services, Inc., Class B	(3,942)	(490,582)
Varian Medical Systems, Inc.*	(3,803)	(346,567)

		(9,426,848)

Household & Personal Products — (2.7)%
Clorox Co. (The)	(5,229)	(705,026)
Colgate-Palmolive Co.	(24,972)	(1,827,701)
Coty, Inc., Class A	(30,477)	(552,548)
Estee Lauder Cos., Inc. (The), Class A	(15,333)	(1,300,085)

		(4,385,360)

Insurance — (2.4)%
American International Group, Inc.	(24,630)	(1,537,651)
Arthur J Gallagher & Co.	(7,275)	(411,328)
Hartford Financial Services Group, Inc. (The)	(15,258)	(733,452)
Loews Corp.	(10,748)	(502,684)

The accompanying notes are an integral part of the financial statements.

123

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Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Willis Towers Watson PLC (Ireland)	(5,560)	$(727,748)

		(3,912,863)

Materials — (4.6)%
Albemarle Corp.	(1)	(106)
Avery Dennison Corp.	(3,604)	(290,482)
Ball Corp.	(7,134)	(529,771)
CF Industries Holdings, Inc.	(9,511)	(279,148)
Eastman Chemical Co.	(5,977)	(482,942)
Ecolab, Inc.	(12,263)	(1,537,044)
International Flavors & Fragrances, Inc.	(3,232)	(428,337)
International Paper Co.	(16,778)	(851,987)
Martin Marietta Materials, Inc.	(2,578)	(562,648)
Mosaic Co. (The)	(14,289)	(416,953)
Praxair, Inc.	(11,625)	(1,378,725)
Vulcan Materials Co.	(5,400)	(650,592)

		(7,408,735)

Media — (0.4)%
DISH Network Corp., Class A*	(10,525)	(668,232)

Pharmaceuticals, Biotechnology & Life Sciences — (8.1)%
Agilent Technologies, Inc.	(13,137)	(694,553)
Alexion Pharmaceuticals, Inc.*	(9,139)	(1,108,012)
Allergan PLC (Ireland)	(10,182)	(2,432,683)
Bristol-Myers Squibb Co.	(7,592)	(412,854)
Illumina, Inc.*	(5,964)	(1,017,697)
Incyte Corp.*	(8,622)	(1,152,503)
Mallinckrodt PLC (Ireland)*	(4,271)	(190,358)
Mettler-Toledo International, Inc.*	(1,062)	(508,602)
PerkinElmer, Inc.	(4,473)	(259,702)
Perrigo Co. PLC (Ireland)	(5,851)	(388,448)
Regeneron Pharmaceuticals, Inc.*	(4,942)	(1,915,074)
Thermo Fisher Scientific, Inc.	(4,550)	(698,880)
Vertex Pharmaceuticals, Inc.*	(10,429)	(1,140,411)
Zoetis, Inc.	(20,109)	(1,073,217)

		(12,992,994)

Real Estate — (5.0)%
American Tower Corp., REIT	(17,425)	(2,117,834)
Boston Properties, Inc., REIT	(4,972)	(658,343)
Crown Castle International Corp., REIT	(14,709)	(1,389,265)
Equinix, Inc., REIT	(2,913)	(1,166,278)
Equity Residential, REIT	(14,928)	(928,820)
Host Hotels & Resorts, Inc., REIT	(30,103)	(561,722)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Kimco Realty Corp., REIT	(17,342)	$(383,085)
Macerich Co. (The), REIT	(5,875)	(378,350)
SL Green Realty Corp., REIT	(4,103)	(437,462)

		(8,021,159)

Retailing — (4.7)%
Advance Auto Parts, Inc.	(3,009)	(446,114)
Amazon.com, Inc.*	(1,402)	(1,242,929)
AutoZone, Inc.*	(271)	(195,947)
CarMax, Inc.*	(7,643)	(452,618)
Expedia, Inc.	(6,356)	(801,937)
LKQ Corp.*	(12,547)	(367,251)
Netflix, Inc.*	(17,546)	(2,593,474)
O’Reilly Automotive, Inc.*	(1,355)	(365,633)
Signet Jewelers, Ltd. (Bermuda)	(1,614)	(111,802)
TripAdvisor, Inc.*	(5,879)	(253,738)
Ulta Beauty, Inc.*	(2,550)	(727,336)

		(7,558,779)

Semiconductors & Semiconductor Equipment — (1.9)%
Advanced Micro Devices, Inc.*	(38,148)	(555,053)
Broadcom Ltd. (Singapore)	(4,602)	(1,007,654)
Micron Technology, Inc.*	(49,286)	(1,424,365)

		(2,987,072)

Software & Services — (9.5)%
Activision Blizzard, Inc.	(29,561)	(1,473,911)
Adobe Systems, Inc.*	(18,213)	(2,370,058)
Alliance Data Systems Corp.	(2,341)	(582,909)
Autodesk, Inc.*	(8,988)	(777,192)
Automatic Data Processing, Inc.	(7,864)	(805,195)
Electronic Arts, Inc.*	(12,525)	(1,121,238)
Fiserv, Inc.*	(8,793)	(1,013,921)
Intuit, Inc.	(10,444)	(1,211,400)
Oracle Corp.	(5,862)	(261,504)
PayPal Holdings, Inc.*	(49,245)	(2,118,520)
Red Hat, Inc.*	(7,214)	(624,011)
salesforce.com, Inc.*	(28,864)	(2,380,991)
Synopsys, Inc.*	(6,137)	(442,662)

		(15,183,512)

Telecommunication Services — (0.9)%
CenturyLink, Inc.	(22,300)	(525,611)
Level 3 Communications, Inc.*	(14,689)	(840,505)

		(1,366,116)

Transportation — (4.9)%
American Airlines Group, Inc.	(20,698)	(875,525)

The accompanying notes are an integral part of the financial statements.

124

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Portfolio of Investments (Concluded)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
CSX Corp.	(37,870)	$(1,762,848)
FedEx Corp.	(10,908)	(2,128,696)
JB Hunt Transport Services, Inc.	(4,542)	(416,683)
Kansas City Southern	(4,349)	(372,970)
United Parcel Service, Inc., Class B	(22,109)	(2,372,296)

		(7,929,018)

Utilities — (6.0)%
Alliant Energy Corp.	(6,782)	(268,635)
American Water Works Co., Inc.	(5,900)	(458,843)
CMS Energy Corp.	(6,805)	(304,456)
Consolidated Edison, Inc.	(5,135)	(398,784)
Duke Energy Corp.	(28,560)	(2,342,206)
FirstEnergy Corp.	(18,047)	(574,256)
NextEra Energy, Inc.	(19,094)	(2,451,097)
Pinnacle West Capital Corp.	(4,353)	(362,953)
Public Service Enterprise Group, Inc.	(20,598)	(913,521)
SCANA Corp.	(5,056)	(330,410)
Sempra Energy	(10,130)	(1,119,365)
WEC Energy Group, Inc.	(1,138)	(68,997)

		(9,593,523)

TOTAL COMMON STOCK (Proceeds $137,472,822)		(141,929,973)

TOTAL SECURITES SOLD SHORT - (88.6)%		(141,929,973)

(Proceeds $137,472,822)

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%		1,635,140

NET ASSETS - 100.0%		$160,168,156

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
(b)	Security position is either entirely or partially designated as collateral for securities on loan.
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

125

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Portfolio of Investments

March 31, 2017

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 141.4%
COMMON STOCKS — 141.4%
Automobiles & Components — 1.8%
BorgWarner, Inc.†(a)	103	$4,304
Delphi Automotive PLC (Jersey)†	131	10,544
Ford Motor Co.	414	4,819
General Motors Co.†	450	15,912
Goodyear Tire & Rubber Co. (The)	125	4,500

		40,079

Banks — 6.5%
Bank of America Corp.†	1,025	24,180
BB&T Corp.†	90	4,023
Citigroup, Inc.†	109	6,520
Citizens Financial Group, Inc.†	121	4,181
Comerica, Inc.†	19	1,303
Fifth Third Bancorp.	97	2,464
Huntington Bancshares, Inc.†	524	7,016
JPMorgan Chase & Co.†	374	32,852
KeyCorp.†	521	9,263
M&T Bank Corp.†	23	3,559
People’s United Financial, Inc.†	32	582
PNC Financial Services Group, Inc. (The)†	49	5,892
Regions Financial Corp.†	126	1,831
SunTrust Banks, Inc.†	59	3,263
US Bancorp†	177	9,116
Wells Fargo & Co.†	521	28,999
Zions Bancorporation†	30	1,260

		146,304

Capital Goods — 11.9%
3M Co.†	64	12,245
Allegion PLC (Ireland)	46	3,482
AMETEK, Inc.†	72	3,894
Arconic, Inc.	228	6,005
Boeing Co. (The)†	261	46,160
Caterpillar, Inc.†	163	15,120
Cummins, Inc.†	73	11,038
Deere & Co.	7	762
Emerson Electric Co.†	125	7,482
Flowserve Corp.(a)	14	678
Fluor Corp.	68	3,578
Fortive Corp.†	142	8,551
Fortune Brands Home & Security, Inc.	75	4,564
General Electric Co.†	694	20,681
Honeywell International, Inc.†	316	39,459
Illinois Tool Works, Inc.†	60	7,948

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Ingersoll-Rand PLC (Ireland)†	126	$10,246
Jacobs Engineering Group, Inc.†	59	3,262
L3 Technologies, Inc.	37	6,116
Lockheed Martin Corp.†	3	803
Masco Corp.†	155	5,268
Northrop Grumman Corp.†	19	4,519
Pentair PLC (Ireland)	18	1,130
Raytheon Co.	30	4,575
Rockwell Collins, Inc.	63	6,121
Snap-on, Inc.†	28	4,723
Stanley Black & Decker, Inc.	74	9,832
Textron, Inc.	131	6,234
TransDigm Group, Inc.(a)	25	5,504
United Rentals, Inc.*	8	1,000
United Technologies Corp.†	7	785
WW Grainger, Inc.†(a)	29	6,750

		268,515

Commercial & Professional Services — 0.9%
Dun & Bradstreet Corp. (The)	18	1,943
Nielsen Holdings PLC (United Kingdom)	173	7,147
Republic Services, Inc.†	36	2,261
Robert Half International, Inc.†	62	3,027
Stericycle, Inc.*	8	663
Waste Management, Inc.	69	5,031

		20,072

Consumer Durables & Apparel — 3.3%
Coach, Inc.	136	5,621
DR Horton, Inc.†	180	5,996
Garmin Ltd. (Switzerland)(a)	92	4,702
Hanesbrands, Inc.(a)	183	3,799
Hasbro, Inc.	61	6,089
Leggett & Platt, Inc.†	49	2,466
Lennar Corp., Class A†	25	1,280
Mattel, Inc.	166	4,251
Michael Kors Holdings Ltd. (British Virgin Islands)*	81	3,087
Newell Brands, Inc.	233	10,991
PulteGroup, Inc.†	154	3,627
PVH Corp.†	39	4,035
Ralph Lauren Corp.†	40	3,265
Under Armour, Inc., Class C(a) *	212	3,880
VF Corp.(a)	200	10,994

The accompanying notes are an integral part of the financial statements.

126

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Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Whirlpool Corp.†	9	$1,542

		75,625

Consumer Services — 1.2%
H&R Block, Inc.†(a)	22	512
McDonald’s Corp.†	104	13,479
Royal Caribbean Cruises Ltd. (Liberia)	76	7,456
Wyndham Worldwide Corp.†	52	4,383
Yum! Brands, Inc.†	5	320

		26,150

Diversified Financials — 7.4%
Ameriprise Financial, Inc.†	10	1,297
Bank of New York Mellon Corp. (The)†	89	4,203
Berkshire Hathaway Inc., Class B†*	292	48,671
BlackRock, Inc.†	5	1,918
Capital One Financial Corp.†	55	4,766
Charles Schwab Corp. (The)†	331	13,508
CME Group, Inc.†	85	10,098
Discover Financial Services†	46	3,146
E*TRADE Financial Corp.†*	131	4,571
Goldman Sachs Group, Inc. (The)†	75	17,229
Intercontinental Exchange, Inc.†	62	3,712
Leucadia National Corp.	70	1,820
Moody’s Corp.†	92	10,308
Morgan Stanley†	391	16,750
Nasdaq, Inc.†	80	5,556
Northern Trust Corp.†	26	2,251
Raymond James Financial, Inc.	38	2,898
S&P Global, Inc.†	26	3,399
State Street Corp.†	24	1,911
Synchrony Financial†	192	6,586
T Rowe Price Group, Inc.†	25	1,704

		166,302

Energy — 6.5%
Apache Corp.	182	9,353
Chevron Corp.	183	19,649
Devon Energy Corp.	64	2,670
Exxon Mobil Corp.†	492	40,349
Halliburton Co.	163	8,021
Kinder Morgan, Inc.†	1,105	24,023
Newfield Exploration Co.*	97	3,580
ONEOK, Inc.†	22	1,220

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Phillips 66	54	$4,278
Southwestern Energy Co.*	276	2,255
TechnipFMC PLC (United Kingdom)*	49	1,592
Transocean Ltd. (Switzerland)(a) *	188	2,341
Valero Energy Corp.†	218	14,451
Williams Cos., Inc. (The)†	398	11,777

		145,559

Food & Staples Retailing — 4.9%
CVS Health Corp.†	513	40,270
Kroger Co. (The)	165	4,866
Walgreens Boots Alliance, Inc.†	194	16,112
Wal-Mart Stores, Inc.†	671	48,366

		109,614

Food, Beverage & Tobacco — 6.7%
Altria Group, Inc.†	271	19,355
Archer-Daniels-Midland Co.	276	12,707
Campbell Soup Co.	148	8,471
Coca-Cola Co. (The)†	142	6,026
Conagra Brands, Inc.†	211	8,512
Dr Pepper Snapple Group, Inc.†	88	8,617
General Mills, Inc.	57	3,364
Hershey Co. (The)	104	11,362
Hormel Foods Corp.†(a)	256	8,865
McCormick & Co., Inc., non-voting shares	61	5,951
PepsiCo, Inc.†	78	8,725
Philip Morris International, Inc.†	246	27,773
Reynolds American, Inc.†	149	9,390
Tyson Foods, Inc., Class A	178	10,984

		150,102

Health Care Equipment & Services — 11.3%
Abbott Laboratories	176	7,816
Aetna, Inc.†	170	21,684
Anthem, Inc.†	127	21,003
Baxter International, Inc.	261	13,535
Boston Scientific Corp.*	441	10,968
Centene Corp.†*	84	5,986
Cigna Corp.†	124	18,165
CR Bard, Inc.	7	1,740
Danaher Corp.†	223	19,073
DaVita, Inc.†*	96	6,525
Express Scripts Holding Co.†*	300	19,773
HCA Holdings, Inc.†*	178	15,840

The accompanying notes are an integral part of the financial statements.

127

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Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Henry Schein, Inc.†*	24	$4,079
Humana, Inc.†	73	15,048
Laboratory Corp. of America Holdings†*	51	7,317
McKesson Corp.†	72	10,675
Medtronic PLC (Ireland)	92	7,412
Quest Diagnostics, Inc.†	32	3,142
Stryker Corp.	35	4,608
UnitedHealth Group, Inc.†	233	38,214
Zimmer Biomet Holdings, Inc.	21	2,564

		255,167

Household & Personal Products — 1.7%
Church & Dwight Co., Inc.†	49	2,444
Kimberly-Clark Corp.†	87	11,452
Procter & Gamble Co. (The)†	266	23,900

		37,796

Insurance — 4.1%
Aflac, Inc.†	96	6,952
Allstate Corp. (The)	38	3,097
Aon PLC (United Kingdom)	127	15,074
Chubb Ltd. (Switzerland)†	137	18,666
Cincinnati Financial Corp.†	17	1,229
Lincoln National Corp.†	7	458
Marsh & McLennan Cos., Inc.†	249	18,399
Principal Financial Group, Inc.	137	8,646
Progressive Corp. (The)†	174	6,817
Prudential Financial, Inc.†	50	5,334
Torchmark Corp.†	12	924
Travelers Cos, Inc. (The)†	29	3,496
Unum Group†	24	1,125
XL Group Ltd. (Bermuda)	36	1,435

		91,652

Materials — 6.7%
Air Products & Chemicals, Inc.†	83	11,229
Albemarle Corp.	12	1,268
Dow Chemical Co. (The)†	363	23,065
EI du Pont de Nemours & Co.†	269	21,609
FMC Corp.†	19	1,322
Freeport-McMoRan, Inc.†*	715	9,552
LyondellBasell Industries NV, Class A (Netherlands)†	196	17,873
Monsanto Co.†	212	23,998
Newmont Mining Corp.†	257	8,471

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
PPG Industries, Inc.†	112	$11,769
Sealed Air Corp.	90	3,922
Sherwin-Williams Co. (The)	41	12,718
WestRock Co.†	82	4,266

		151,062

Media — 6.9%
CBS Corp., Class B, non-voting shares†	197	13,664
Charter Communications, Inc., Class A*	28	9,165
Comcast Corp., Class A†	663	24,922
Discovery Communications, Inc., Class A†(a) *	284	8,262
Interpublic Group of Cos., Inc. (The)	190	4,668
News Corp., Class A†	281	3,653
Omnicom Group, Inc.†(a)	114	9,828
Scripps Networks Interactive, Inc., Class A†(a)	62	4,859
TEGNA, Inc.†	104	2,664
Time Warner, Inc.†	190	18,565
Twenty-First Century Fox, Inc., Class A†	805	26,074
Viacom, Inc., Class B†	192	8,951
Walt Disney Co. (The)†	185	20,977

		156,252

Pharmaceuticals, Biotechnology & Life Sciences — 14.3%
AbbVie, Inc.†	537	34,991
Amgen, Inc.†	275	45,119
Biogen, Inc.†*	105	28,709
Bristol-Myers Squibb Co.†	73	3,970
Celgene Corp.†*	99	12,319
Eli Lilly & Co.†	304	25,569
Gilead Sciences, Inc.†	620	42,110
Johnson & Johnson†	398	49,571
Merck & Co., Inc.†	548	34,820
Mylan NV (Netherlands)*	257	10,020
Pfizer, Inc.†	885	30,276
Thermo Fisher Scientific, Inc.	16	2,458
Waters Corp.†*	9	1,407

		321,339

Real Estate — 3.5%
Alexandria Real Estate Equities, Inc., REIT	20	2,210
AvalonBay Communities, Inc., REIT†	24	4,406

The accompanying notes are an integral part of the financial statements.

128

GOTHAM INDEX CORE FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
CBRE Group, Inc., Class A, REIT†*	36	$1,252
Digital Realty Trust, Inc., REIT†(a)	69	7,341
Essex Property Trust, Inc., REIT†	8	1,852
Extra Space Storage, Inc., REIT†(a)	60	4,463
Federal Realty Investment Trust, REIT†	9	1,202
GGP, Inc., REIT	92	2,133
HCP, Inc., REIT	49	1,533
Iron Mountain, Inc., REIT	128	4,566
Mid-America Apartment Communities, Inc., REIT	54	5,494
Public Storage, REIT	19	4,159
Realty Income Corp., REIT(a)	49	2,917
Regency Centers Corp., REIT	49	3,253
Simon Property Group, Inc., REIT†	32	5,505
UDR, Inc., REIT†	129	4,678
Ventas, Inc., REIT†	37	2,406
Vornado Realty Trust, REIT†	51	5,116
Welltower, Inc., REIT†	38	2,691
Weyerhaeuser Co., REIT	362	12,301

		79,478

Retailing — 4.7%
Amazon.com, Inc.†*	9	7,979
AutoNation, Inc.(a) *	49	2,072
AutoZone, Inc.†*	3	2,169
Bed Bath & Beyond, Inc.†(a)	73	2,881
Best Buy Co., Inc.†(a)	142	6,979
Dollar General Corp.†	29	2,022
Dollar Tree, Inc.*	32	2,511
Foot Locker, Inc.	43	3,217
Gap, Inc. (The)†	191	4,639
Genuine Parts Co.†	60	5,545
Home Depot, Inc. (The)†	42	6,167
Kohl’s Corp.†	23	916
L Brands, Inc.	70	3,297
Lowe’s Cos., Inc.†	90	7,399
Macy’s, Inc.	32	948
Nordstrom, Inc.†	27	1,257
O’Reilly Automotive, Inc.†*	5	1,349
Priceline Group, Inc. (The)†*	14	24,920
Signet Jewelers, Ltd. (Bermuda)	8	554
Staples, Inc.†	313	2,745
Target Corp.†	59	3,256
Tiffany & Co.(a)	42	4,003

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
TJX Cos., Inc. (The)†	68	$5,377
Tractor Supply Co.	56	3,862

		106,064

Semiconductors & Semiconductor Equipment — 8.5%
Analog Devices, Inc.†	155	12,702
Applied Materials, Inc.†	521	20,267
Broadcom Ltd. (Singapore)	6	1,314
Intel Corp.†	1,436	51,797
KLA-Tencor Corp.†	75	7,130
Lam Research Corp.†	88	11,296
Microchip Technology, Inc.(a)	25	1,844
Qorvo, Inc.*	14	960
QUALCOMM, Inc.†	714	40,941
Skyworks Solutions, Inc.†	90	8,818
Texas Instruments, Inc.†	443	35,688

		192,757

Software & Services — 10.2%
Accenture PLC, Class A (Ireland)	109	13,067
Alphabet, Inc., Class A†*	53	44,933
CA, Inc.†	200	6,344
Citrix Systems, Inc.†*	75	6,254
Cognizant Technology Solutions Corp., Class A†*	64	3,809
CSRA, Inc.†	79	2,314
eBay, Inc.†*	282	9,467
Facebook, Inc., Class A†*	187	26,563
Fidelity National Information Services, Inc.†	145	11,545
International Business Machines Corp.†	99	17,240
Mastercard, Inc., Class A†	80	8,998
Microsoft Corp.†	300	19,758
Oracle Corp.†	275	12,268
Paychex, Inc.	128	7,539
Teradata Corp.†(a) *	64	1,992
Total System Services, Inc.	66	3,528
VeriSign, Inc.†*	15	1,307
Visa, Inc., Class A†	254	22,573
Western Union Co. (The)†(a)	233	4,742
Yahoo!, Inc.†*	100	4,641

		228,882

Technology Hardware & Equipment — 11.0%
Amphenol Corp., Class A	34	2,420

The accompanying notes are an integral part of the financial statements.

129

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Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Apple, Inc.†	791	$113,635
Cisco Systems, Inc.†	1,504	50,835
Corning, Inc.	447	12,069
F5 Networks, Inc.†*	31	4,420
FLIR Systems, Inc.†	66	2,394
Hewlett Packard Enterprise Co.	174	4,124
HP, Inc.†	821	14,679
Juniper Networks, Inc.†	185	5,149
Motorola Solutions, Inc.	80	6,898
NetApp, Inc.	131	5,482
Seagate Technology PLC (Ireland)	143	6,568
TE Connectivity Ltd. (Switzerland)	66	4,920
Western Digital Corp.	139	11,472
Xerox Corp.	490	3,597

		248,662

Telecommunication Services — 2.1%
AT&T, Inc.†	385	15,997
Verizon Communications, Inc.†	662	32,272

		48,269

Transportation — 2.4%
Alaska Air Group, Inc.†	15	1,383
CH Robinson Worldwide, Inc.†(a)	57	4,406
Delta Air Lines, Inc.†	353	16,224
Expeditors International of Washington, Inc.†(a)	19	1,073
Ryder System, Inc.	26	1,961
Southwest Airlines Co.†	265	14,246
Union Pacific Corp.	39	4,131
United Continental Holdings, Inc.†*	152	10,737

		54,161

Utilities — 2.9%
AES Corp.†	69	771
Ameren Corp.	25	1,365
American Electric Power Co., Inc.	52	3,491
CenterPoint Energy, Inc.†	70	1,930
CMS Energy Corp.	2	89
Dominion Resources, Inc.	65	5,042
DTE Energy Co.†	18	1,838
Edison International	62	4,936
Entergy Corp.	86	6,533
Eversource Energy†	43	2,528
Exelon Corp.†	368	13,241
NiSource, Inc.	41	975

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
NRG Energy, Inc.†	153	$2,861
PG&E Corp.	57	3,783
PPL Corp.†	199	7,441
Southern Co. (The)	103	5,127
WEC Energy Group, Inc.†	33	2,001
Xcel Energy, Inc.†	53	2,356

		66,308

TOTAL COMMON STOCKS (Cost $2,944,456)		3,186,171

TOTAL LONG POSITIONS - 141.4% (Cost $2,944,456)		3,186,171

SHORT POSITIONS — (41.2)%

COMMON STOCKS — (41.2)%

Automobiles & Components — (0.1)%
Harley-Davidson, Inc.	(48)	(2,904)

Capital Goods — (2.7)%
Acuity Brands, Inc.	(12)	(2,448)
Dover Corp.	(26)	(2,089)
Eaton Corp. PLC (Ireland)	(123)	(9,120)
Fastenal Co.	(79)	(4,068)
General Dynamics Corp.	(44)	(8,237)
Johnson Controls International PLC (Ireland)	(255)	(10,741)
PACCAR, Inc.	(96)	(6,451)
Parker-Hannifin Corp.	(37)	(5,932)
Quanta Services, Inc.*	(42)	(1,559)
Rockwell Automation, Inc.	(36)	(5,606)
Roper Technologies, Inc.	(10)	(2,065)
Xylem, Inc.	(49)	(2,461)

		(60,777)

Commercial & Professional Services — (0.5)%
Cintas Corp.	(29)	(3,670)
Equifax, Inc.	(33)	(4,512)
Verisk Analytics, Inc.*	(46)	(3,732)

		(11,914)

Consumer Durables & Apparel — (0.7)%
Mohawk Industries, Inc.*	(21)	(4,819)
NIKE, Inc., Class B	(217)	(12,093)

		(16,912)

The accompanying notes are an integral part of the financial statements.

130

GOTHAM INDEX CORE FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (0.9)%
Chipotle Mexican Grill, Inc.*	(8)	$(3,564)
Darden Restaurants, Inc.	(27)	(2,259)
Marriott International, Inc., Class A	(105)	(9,889)
Starbucks Corp.	(15)	(876)
Wynn Resorts Ltd.	(27)	(3,094)

		(19,682)

Diversified Financials — (0.8)%
Affiliated Managers Group, Inc.	(16)	(2,623)
American Express Co.	(42)	(3,323)
CBOE Holdings, Inc.	(23)	(1,865)
Franklin Resources, Inc.	(155)	(6,532)
Invesco, Ltd. (Bermuda)	(111)	(3,400)
Navient Corp.	(73)	(1,077)

		(18,820)

Energy — (4.5)%
Anadarko Petroleum Corp.	(150)	(9,300)
Baker Hughes, Inc.	(39)	(2,333)
Cabot Oil & Gas Corp.	(127)	(3,037)
Chesapeake Energy Corp.*	(244)	(1,449)
Cimarex Energy Co.	(26)	(3,107)
Concho Resources, Inc.*	(39)	(5,005)
ConocoPhillips	(26)	(1,297)
EOG Resources, Inc.	(156)	(15,218)
EQT Corp.	(47)	(2,872)
Helmerich & Payne, Inc.	(30)	(1,997)
Hess Corp.	(86)	(4,146)
Marathon Oil Corp.	(230)	(3,634)
Marathon Petroleum Corp.	(144)	(7,278)
Murphy Oil Corp.	(17)	(486)
National Oilwell Varco, Inc.	(103)	(4,129)
Noble Energy, Inc.	(118)	(4,052)
Occidental Petroleum Corp.	(208)	(13,179)
Pioneer Natural Resources Co.	(46)	(8,567)
Range Resources Corp.	(67)	(1,950)
Schlumberger Ltd. (Curacao)	(72)	(5,623)
Tesoro Corp.	(32)	(2,594)

		(101,253)

Food & Staples Retailing — (1.3)%
Costco Wholesale Corp.	(119)	(19,955)
Sysco Corp.	(148)	(7,684)
Whole Foods Market, Inc.	(87)	(2,586)

		(30,225)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (3.3)%
Brown-Forman Corp., Class B	(106)	$(4,895)
Constellation Brands, Inc., Class A	(55)	(8,914)
JM Smucker Co. (The)	(18)	(2,359)
Kellogg Co.	(96)	(6,971)
Kraft Heinz Co. (The)	(233)	(21,159)
Mead Johnson Nutrition Co.	(50)	(4,454)
Molson Coors Brewing Co., Class B	(58)	(5,551)
Mondelez International, Inc., Class A .	(294)	(12,666)
Monster Beverage Corp.*	(155)	(7,156)

		(74,125)

Health Care Equipment & Services — (2.6)%
AmerisourceBergen Corp.	(14)	(1,239)
Becton Dickinson and Co.	(58)	(10,639)
Cardinal Health, Inc.	(87)	(7,095)
Cerner Corp.*	(95)	(5,591)
Cooper Cos., Inc. (The)	(14)	(2,798)
DENTSPLY SIRONA, Inc.	(63)	(3,934)
Edwards Lifesciences Corp.*	(58)	(5,456)
Envision Healthcare Corp.*	(31)	(1,901)
Hologic, Inc.*	(76)	(3,234)
IDEXX Laboratories, Inc.*	(25)	(3,865)
Intuitive Surgical, Inc.*	(8)	(6,132)
Patterson Cos., Inc.	(27)	(1,221)
Universal Health Services, Inc., Class B	(26)	(3,236)
Varian Medical Systems, Inc.*	(26)	(2,369)

		(58,710)

Household & Personal Products — (1.1)%
Clorox Co. (The)	(35)	(4,719)
Colgate-Palmolive Co.	(115)	(8,417)
Coty, Inc., Class A	(204)	(3,699)
Estee Lauder Cos., Inc. (The), Class A	(103)	(8,733)

		(25,568)

Insurance — (1.3)%
American International Group, Inc.	(79)	(4,932)
Arthur J Gallagher & Co.	(49)	(2,770)
Assurant, Inc.	(16)	(1,531)
Hartford Financial Services Group, Inc. (The)	(82)	(3,942)
Loews Corp.	(33)	(1,543)
MetLife, Inc.	(175)	(9,244)

The accompanying notes are an integral part of the financial statements.

131

GOTHAM INDEX CORE FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Willis Towers Watson PLC (Ireland)	(38)	$(4,974)

		(28,936)

Materials — (2.4)%
Avery Dennison Corp.	(25)	(2,015)
Ball Corp.	(48)	(3,564)
CF Industries Holdings, Inc.	(63)	(1,849)
Eastman Chemical Co.	(40)	(3,232)
Ecolab, Inc.	(82)	(10,278)
International Flavors & Fragrances, Inc.	(22)	(2,916)
International Paper Co.	(112)	(5,687)
Martin Marietta Materials, Inc.	(18)	(3,928)
Mosaic Co. (The)	(96)	(2,801)
Nucor Corp.	(88)	(5,255)
Praxair, Inc.	(77)	(9,132)
Vulcan Materials Co.	(37)	(4,458)

		(55,115)

Media — (0.1)%
DISH Network Corp., Class A*	(20)	(1,270)

Pharmaceuticals, Biotechnology & Life Sciences — (3.3)%
Agilent Technologies, Inc.	(88)	(4,653)
Alexion Pharmaceuticals, Inc.*	(61)	(7,396)
Allergan PLC (Ireland)	(47)	(11,229)
Illumina, Inc.*	(40)	(6,826)
Incyte Corp.*	(57)	(7,619)
Mallinckrodt PLC (Ireland)*	(29)	(1,293)
Mettler-Toledo International, Inc.*	(8)	(3,831)
PerkinElmer, Inc.	(11)	(639)
Perrigo Co. PLC (Ireland)	(40)	(2,656)
Regeneron Pharmaceuticals, Inc.*	(33)	(12,788)
Vertex Pharmaceuticals, Inc.*	(69)	(7,545)
Zoetis, Inc.	(135)	(7,205)

		(73,680)

Real Estate — (2.6)%
American Tower Corp., REIT	(114)	(13,856)
Apartment Investment & Management Co., Class A, REIT	(41)	(1,818)
Boston Properties, Inc., REIT	(8)	(1,059)
Crown Castle International Corp., REIT	(99)	(9,351)
Equinix, Inc., REIT	(20)	(8,007)
Equity Residential, REIT	(100)	(6,222)
Host Hotels & Resorts, Inc., REIT	(201)	(3,751)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Kimco Realty Corp., REIT	(116)	$(2,562)
Macerich Co. (The), REIT	(40)	(2,576)
Prologis, Inc., REIT	(130)	(6,744)
SL Green Realty Corp., REIT	(28)	(2,985)

		(58,931)

Retailing — (1.9)%
Advance Auto Parts, Inc.	(21)	(3,113)
CarMax, Inc.*	(52)	(3,079)
Expedia, Inc.	(43)	(5,425)
LKQ Corp.*	(76)	(2,225)
Netflix, Inc.*	(117)	(17,294)
Ross Stores, Inc.	(62)	(4,084)
TripAdvisor, Inc.*	(40)	(1,726)
Ulta Beauty, Inc.*	(18)	(5,134)

		(42,080)

Semiconductors & Semiconductor Equipment — (1.2)%
Advanced Micro Devices, Inc.*	(253)	(3,681)
Micron Technology, Inc.*	(326)	(9,421)
NVIDIA Corp.	(90)	(9,804)
Xilinx, Inc.	(74)	(4,284)

		(27,190)

Software & Services — (4.3)%
Activision Blizzard, Inc.	(131)	(6,532)
Adobe Systems, Inc.*	(103)	(13,403)
Akamai Technologies, Inc.*	(48)	(2,866)
Alliance Data Systems Corp.	(15)	(3,735)
Autodesk, Inc.*	(60)	(5,188)
Automatic Data Processing, Inc.	(7)	(717)
Electronic Arts, Inc.*	(83)	(7,430)
Fiserv, Inc.*	(59)	(6,803)
Intuit, Inc.	(69)	(8,003)
PayPal Holdings, Inc.*	(307)	(13,207)
Red Hat, Inc.*	(49)	(4,238)
salesforce.com, Inc.*	(192)	(15,838)
Symantec Corp.	(169)	(5,185)
Synopsys, Inc.*	(40)	(2,885)

		(96,030)

Technology Hardware & Equipment — (0.2)%
Harris Corp.	(34)	(3,783)

Telecommunication Services — (0.4)%
CenturyLink, Inc.	(149)	(3,512)
Level 3 Communications, Inc.*	(99)	(5,665)

		(9,177)

The accompanying notes are an integral part of the financial statements.

132

GOTHAM INDEX CORE FUND

Portfolio of Investments (Concluded)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (2.5)%
American Airlines Group, Inc.	(139)	$(5,880)
CSX Corp.	(214)	(9,962)
FedEx Corp.	(73)	(14,246)
JB Hunt Transport Services, Inc.	(31)	(2,844)
Kansas City Southern	(30)	(2,573)
Norfolk Southern Corp.	(74)	(8,286)
United Parcel Service, Inc., Class B	(111)	(11,910)

		(55,701)

Utilities — (2.5)%
Alliant Energy Corp.	(8)	(317)
American Water Works Co., Inc.	(14)	(1,089)
Consolidated Edison, Inc.	(24)	(1,864)
Duke Energy Corp.	(190)	(15,582)
FirstEnergy Corp.	(119)	(3,787)
NextEra Energy, Inc.	(127)	(16,303)
Pinnacle West Capital Corp.	(22)	(1,834)
Public Service Enterprise Group, Inc.	(137)	(6,076)
SCANA Corp.	(29)	(1,895)
Sempra Energy	(68)	(7,514)

		(56,261)

TOTAL COMMON STOCK (Proceeds $895,425)		(929,044)

TOTAL SECURITES SOLD SHORT - (41.2)%		(929,044)

(Proceeds $895,425)

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(4,077)

NET ASSETS - 100.0%		$2,253,050

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

133

GOTHAM HEDGED PLUS FUND

Portfolio of Investments

March 31, 2017

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 147.5%
COMMON STOCKS — 147.5%
Automobiles & Components — 2.4%
BorgWarner, Inc.(a)	141	$5,892
Delphi Automotive PLC (Jersey)†	179	14,408
General Motors Co.†	538	19,024
Goodyear Tire & Rubber Co. (The)	173	6,228
Harley-Davidson, Inc.†	115	6,958

		52,510

Banks — 4.5%
Bank of America Corp.†	617	14,555
BB&T Corp.	51	2,280
Citigroup, Inc.†	134	8,016
Citizens Financial Group, Inc.	33	1,140
Comerica, Inc.	12	823
Fifth Third Bancorp.	46	1,168
Huntington Bancshares, Inc.	633	8,476
JPMorgan Chase & Co.†	221	19,413
KeyCorp.†	550	9,779
M&T Bank Corp.	11	1,702
People’s United Financial, Inc.	18	328
PNC Financial Services Group, Inc. (The)†	30	3,607
Regions Financial Corp.	76	1,104
SunTrust Banks, Inc.	32	1,770
US Bancorp†	105	5,408
Wells Fargo & Co.†	313	17,422
Zions Bancorporation†	57	2,394

		99,385

Capital Goods — 13.7%
3M Co.†	38	7,271
Allegion PLC (Ireland)	63	4,769
AMETEK, Inc.†	14	757
Arconic, Inc.	323	8,508
Boeing Co. (The)†	334	59,071
Caterpillar, Inc.†	78	7,235
Cummins, Inc.†	131	19,807
Dover Corp.†	7	562
Emerson Electric Co.†	250	14,965
Fluor Corp.	89	4,683
Fortive Corp.	66	3,975
Fortune Brands Home & Security, Inc.	102	6,207
General Electric Co.	23	685
Honeywell International, Inc.†	338	42,206
Illinois Tool Works, Inc.†	54	7,153
Ingersoll-Rand PLC (Ireland)†	171	13,906

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Jacobs Engineering Group, Inc.†	81	$4,478
L3 Technologies, Inc.†	54	8,926
Masco Corp.†	214	7,274
Northrop Grumman Corp.	10	2,378
PACCAR, Inc.†	97	6,518
Parker-Hannifin Corp.†	86	13,788
Raytheon Co.	18	2,745
Rockwell Automation, Inc.†	9	1,401
Rockwell Collins, Inc.	84	8,161
Snap-on, Inc.†	28	4,723
Stanley Black & Decker, Inc.†	97	12,888
Textron, Inc.	172	8,185
TransDigm Group, Inc.(a)	24	5,284
United Rentals, Inc.†*	71	8,879
WW Grainger, Inc.†(a)	40	9,310

		306,698

Commercial & Professional Services — 1.0%
Cintas Corp.†	4	506
Dun & Bradstreet Corp. (The)†	24	2,591
Nielsen Holdings PLC (United Kingdom)	227	9,377
Republic Services, Inc.	21	1,319
Robert Half International, Inc.†	85	4,151
Waste Management, Inc.†	67	4,886

		22,830

Consumer Durables & Apparel — 4.2%
Coach, Inc.	178	7,357
DR Horton, Inc.	184	6,129
Garmin Ltd. (Switzerland)(a)	128	6,542
Hanesbrands, Inc.(a)	249	5,169
Hasbro, Inc.	79	7,886
Leggett & Platt, Inc.	8	403
Lennar Corp., Class A	14	717
Mattel, Inc.	217	5,557
Michael Kors Holdings Ltd. (British Virgin Islands)*	106	4,040
Newell Brands, Inc.†	306	14,434
PulteGroup, Inc.	202	4,757
PVH Corp.†	61	6,312
Ralph Lauren Corp.†	53	4,326
Under Armour, Inc., Class C(a)*	278	5,087
VF Corp.†(a)	263	14,457
Whirlpool Corp.	4	685

		93,858

The accompanying notes are an integral part of the financial statements.

134

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — 0.8%
Darden Restaurants, Inc.†	22	$1,841
H&R Block, Inc.†	12	279
McDonald’s Corp.	53	6,869
Royal Caribbean Cruises Ltd. (Liberia)	13	1,275
Wyndham Worldwide Corp.†	85	7,165

		17,429

Diversified Financials — 5.1%
Ameriprise Financial, Inc.	10	1,297
Bank of New York Mellon Corp. (The)	65	3,070
Berkshire Hathaway Inc., Class B†*	181	30,169
Capital One Financial Corp.	31	2,686
Charles Schwab Corp. (The)†	178	7,264
CME Group, Inc.†	112	13,306
Discover Financial Services†	25	1,710
E*TRADE Financial Corp.*	18	628
Goldman Sachs Group, Inc. (The)†	48	11,027
Intercontinental Exchange, Inc.†	37	2,215
Leucadia National Corp.	22	572
Moody’s Corp.†	110	12,324
Morgan Stanley	201	8,611
Nasdaq, Inc.†	105	7,292
Navient Corp.	14	207
Northern Trust Corp.	14	1,212
Raymond James Financial, Inc.	11	839
S&P Global, Inc.†	46	6,014
State Street Corp.	24	1,911
Synchrony Financial	61	2,092

		114,446

Energy — 6.2%
Apache Corp.	239	12,282
Chevron Corp.	106	11,381
Devon Energy Corp.	32	1,335
Exxon Mobil Corp.†	323	26,489
Halliburton Co.	53	2,608
Kinder Morgan, Inc.†	1,472	32,001
Newfield Exploration Co.*	127	4,688
ONEOK, Inc.	66	3,659
Phillips 66†	32	2,535
Southwestern Energy Co.*	374	3,056
TechnipFMC PLC (United Kingdom)*	15	488
Transocean Ltd. (Switzerland)*	247	3,075
Valero Energy Corp.†	299	19,821

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Williams Cos., Inc. (The)†	523	$15,476

		138,894

Food & Staples Retailing — 5.2%
CVS Health Corp.†	700	54,950
Kroger Co. (The)	169	4,984
Walgreens Boots Alliance, Inc.†	107	8,886
Wal-Mart Stores, Inc.†	671	48,366

		117,186

Food, Beverage & Tobacco — 6.8%
Altria Group, Inc.†	409	29,211
Archer-Daniels-Midland Co.	252	11,602
Campbell Soup Co.	193	11,047
Conagra Brands, Inc.†	289	11,658
Dr Pepper Snapple Group, Inc.†	115	11,261
General Mills, Inc.	7	413
Hershey Co. (The)†	137	14,967
Hormel Foods Corp.†(a)	343	11,878
McCormick & Co., Inc., non-voting shares(a)	75	7,316
Philip Morris International, Inc.†	200	22,580
Reynolds American, Inc.†	89	5,609
Tyson Foods, Inc., Class A†	237	14,625

		152,167

Health Care Equipment & Services — 12.6%
Abbott Laboratories	90	3,997
Aetna, Inc.†	232	29,592
AmerisourceBergen Corp.†	15	1,328
Anthem, Inc.†	174	28,776
Baxter International, Inc.†	341	17,684
Boston Scientific Corp.*	354	8,804
Centene Corp.†*	113	8,052
Cigna Corp.†	170	24,903
CR Bard, Inc.	4	994
Danaher Corp.†	201	17,192
DaVita, Inc.†*	133	9,040
Express Scripts Holding Co.†*	437	28,803
HCA Holdings, Inc.†*	233	20,735
Henry Schein, Inc.*	13	2,210
Humana, Inc.†	99	20,408
Laboratory Corp. of America Holdings†*	70	10,043
McKesson Corp.†	31	4,596
Quest Diagnostics, Inc.†	35	3,437

The accompanying notes are an integral part of the financial statements.

135

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Stryker Corp.	9	$1,185
UnitedHealth Group, Inc.†	238	39,034
Zimmer Biomet Holdings, Inc.	12	1,465

		282,278

Household & Personal Products — 1.3%
Church & Dwight Co., Inc.†	21	1,047
Kimberly-Clark Corp.†	108	14,216
Procter & Gamble Co. (The)†	157	14,106

		29,369

Insurance — 4.1%
Aflac, Inc.†	61	4,418
Allstate Corp. (The)	22	1,793
Aon PLC (United Kingdom)	166	19,703
Chubb Ltd. (Switzerland)	151	20,574
Cincinnati Financial Corp.†	9	650
Hartford Financial Services Group, Inc. (The)	12	577
Lincoln National Corp.	16	1,047
Marsh & McLennan Cos., Inc.†	342	25,270
Principal Financial Group, Inc.	73	4,607
Progressive Corp. (The)	150	5,877
Prudential Financial, Inc.	28	2,987
Torchmark Corp.†	8	616
Travelers Cos, Inc. (The)	17	2,049
Unum Group	15	703
XL Group Ltd. (Bermuda)	17	678

		91,549

Materials — 8.4%
Air Products & Chemicals, Inc.	73	9,876
Albemarle Corp.	3	317
Dow Chemical Co. (The)†	469	29,800
EI du Pont de Nemours & Co.†	275	22,091
FMC Corp.†	100	6,959
Freeport-McMoRan, Inc.†*	937	12,518
LyondellBasell Industries NV, Class A (Netherlands)†	256	23,345
Monsanto Co.†	289	32,715
Newmont Mining Corp.†	337	11,108
PPG Industries, Inc.†	86	9,037
Sealed Air Corp.	29	1,264
Sherwin-Williams Co. (The)†	62	19,232
WestRock Co.†	160	8,325

		186,587

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — 6.8%
CBS Corp., Class B, non-voting shares†	192	$13,317
Charter Communications, Inc., Class A*	16	5,237
Comcast Corp., Class A†	477	17,930
Discovery Communications, Inc., Class A†*	401	11,665
Interpublic Group of Cos., Inc. (The)	262	6,437
News Corp., Class A†	426	5,538
Omnicom Group, Inc.†(a)	156	13,449
Scripps Networks Interactive, Inc., Class A†(a)	86	6,740
TEGNA, Inc.†	166	4,253
Time Warner, Inc.†	178	17,392
Twenty-First Century Fox, Inc., Class A†	758	24,552
Viacom, Inc., Class B†	262	12,214
Walt Disney Co. (The)†	111	12,586

		151,310

Pharmaceuticals, Biotechnology & Life Sciences — 14.0%
AbbVie, Inc.†	590	38,444
Amgen, Inc.†	342	56,112
Biogen, Inc.†*	139	38,005
Celgene Corp.†*	48	5,973
Eli Lilly & Co.	314	26,411
Gilead Sciences, Inc.†	772	52,434
Johnson & Johnson†	310	38,610
Merck & Co., Inc.†	432	27,449
Mylan NV (Netherlands)*	262	10,215
Pfizer, Inc.†	547	18,713
Waters Corp.†*	2	313

		312,679

Real Estate — 3.5%
Alexandria Real Estate Equities, Inc., REIT	13	1,437
AvalonBay Communities, Inc., REIT† .	22	4,039
CBRE Group, Inc., Class A, REIT†*	20	696
Digital Realty Trust, Inc., REIT(a)	73	7,766
Essex Property Trust, Inc., REIT†(a)	6	1,389
Extra Space Storage, Inc., REIT	79	5,877
Federal Realty Investment Trust, REIT†	4	534
GGP, Inc., REIT	54	1,252
HCP, Inc., REIT	29	907

The accompanying notes are an integral part of the financial statements.

136

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Iron Mountain, Inc., REIT	167	$5,957
Mid-America Apartment Communities, Inc., REIT	71	7,224
Public Storage, REIT	12	2,627
Realty Income Corp., REIT(a)	49	2,917
Regency Centers Corp., REIT	53	3,519
Simon Property Group, Inc., REIT	19	3,269
UDR, Inc., REIT	168	6,092
Ventas, Inc., REIT	21	1,366
Vornado Realty Trust, REIT	30	3,009
Welltower, Inc., REIT	23	1,629
Weyerhaeuser Co., REIT†	474	16,107

		77,613

Retailing — 4.7%
AutoNation, Inc.(a) *	64	2,707
AutoZone, Inc.†*	1	723
Bed Bath & Beyond, Inc.(a)	114	4,498
Best Buy Co., Inc.†	243	11,943
Dollar General Corp.†	22	1,534
Dollar Tree, Inc.†*	19	1,491
Foot Locker, Inc.†	54	4,040
Gap, Inc. (The)	18	437
Genuine Parts Co.†	33	3,050
Home Depot, Inc. (The)†	82	12,040
Kohl’s Corp.†	23	916
Lowe’s Cos., Inc.†	53	4,357
Macy’s, Inc.	18	534
Nordstrom, Inc.(a)	16	745
Priceline Group, Inc. (The)†*	14	24,920
Ross Stores, Inc.†	251	16,533
Signet Jewelers, Ltd. (Bermuda)	4	277
Staples, Inc.	412	3,613
Target Corp.†	34	1,876
Tiffany & Co.(a)	39	3,717
Tractor Supply Co.	83	5,725

		105,676

Semiconductors & Semiconductor Equipment — 13.1%
Analog Devices, Inc.†	229	18,767
Applied Materials, Inc.†	713	27,736
Intel Corp.†	1,676	60,453
KLA-Tencor Corp.	104	9,887
Lam Research Corp.†	121	15,532
Microchip Technology, Inc.(a)	14	1,033
NVIDIA Corp.†	403	43,899

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Qorvo, Inc.*	7	$480
QUALCOMM, Inc.†	933	53,498
Skyworks Solutions, Inc.†(a)	118	11,562
Texas Instruments, Inc.†	493	39,716
Xilinx, Inc.†	163	9,436

		291,999

Software & Services — 6.8%
Accenture PLC, Class A (Ireland)†	64	7,672
Akamai Technologies, Inc.†*	95	5,672
Alphabet, Inc., Class A†*	15	12,717
CA, Inc.†	273	8,660
Citrix Systems, Inc.†*	73	6,087
Cognizant Technology Solutions Corp., Class A†*	37	2,202
CSRA, Inc.†	108	3,163
eBay, Inc.†*	884	29,676
Facebook, Inc., Class A*	3	426
Fidelity National Information Services, Inc.†	153	12,182
International Business Machines Corp.†	88	15,324
Mastercard, Inc., Class A†	25	2,812
Paychex, Inc.	56	3,298
Symantec Corp.†	418	12,824
Teradata Corp.†*	98	3,050
Total System Services, Inc.	41	2,192
VeriSign, Inc.(a) *	9	784
Visa, Inc., Class A†	143	12,708
Western Union Co. (The)†	375	7,631
Yahoo!, Inc.†*	59	2,738

		151,818

Technology Hardware & Equipment — 14.1%
Amphenol Corp., Class A	20	1,423
Apple, Inc.†	697	100,131
Cisco Systems, Inc.†	1,882	63,612
Corning, Inc.†	587	15,849
F5 Networks, Inc.†*	49	6,986
FLIR Systems, Inc.†	90	3,265
Harris Corp.†	80	8,902
Hewlett Packard Enterprise Co.†	1,105	26,188
HP, Inc.†	1,296	23,172
Juniper Networks, Inc.†	287	7,987
Motorola Solutions, Inc.	105	9,053
NetApp, Inc.†	218	9,123

The accompanying notes are an integral part of the financial statements.

137

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Seagate Technology PLC (Ireland)	195	$8,956
TE Connectivity Ltd. (Switzerland)†	136	10,139
Western Digital Corp.†	182	15,020
Xerox Corp.	643	4,720

		314,526

Telecommunication Services — 1.2%
AT&T, Inc.†	73	3,033
Verizon Communications, Inc.†	502	24,472

		27,505

Transportation — 4.2%
Alaska Air Group, Inc.†	78	7,193
American Airlines Group, Inc.†	8	338
CH Robinson Worldwide, Inc.(a)	46	3,555
Delta Air Lines, Inc.†	581	26,703
Expeditors International of Washington, Inc.†	122	6,892
Norfolk Southern Corp.	11	1,232
Ryder System, Inc.	34	2,565
Southwest Airlines Co.†	403	21,665
Union Pacific Corp.†	54	5,720
United Continental Holdings, Inc.†*	266	18,790

		94,653

Utilities — 2.8%
AES Corp.†	40	447
Ameren Corp.	14	764
American Electric Power Co., Inc.	30	2,014
CenterPoint Energy, Inc.	54	1,489
CMS Energy Corp.	15	671
Dominion Resources, Inc.	39	3,025
DTE Energy Co.†	11	1,123
Edison International	86	6,846
Entergy Corp.†	118	8,963
Eversource Energy	29	1,705
Exelon Corp.†	450	16,191
NiSource, Inc.	35	833
NRG Energy, Inc.†	235	4,394
PG&E Corp.	48	3,185
PPL Corp.	115	4,300
Southern Co. (The)	61	3,037
WEC Energy Group, Inc.†	19	1,152

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Xcel Energy, Inc.	32	$1,422

		61,561

TOTAL COMMON STOCKS (Cost $2,933,574)		3,294,526

TOTAL LONG POSITIONS - 147.5%		3,294,526

(Cost $2,933,574)

SHORT POSITIONS — (87.9)%
COMMON STOCKS — (87.9)%
Automobiles & Components — (0.1)%
Ford Motor Co.	(236)	(2,747)

Capital Goods — (5.0)%
Acuity Brands, Inc.	(23)	(4,692)
Deere & Co.	(55)	(5,987)
Eaton Corp. PLC (Ireland)	(229)	(16,980)
Fastenal Co.	(154)	(7,931)
Flowserve Corp.	(62)	(3,002)
General Dynamics Corp.	(111)	(20,779)
Johnson Controls International PLC (Ireland)	(495)	(20,849)
Lockheed Martin Corp.	(16)	(4,282)
Pentair PLC (Ireland)	(27)	(1,695)
Quanta Services, Inc.*	(80)	(2,969)
Roper Technologies, Inc.	(37)	(7,640)
United Technologies Corp.	(90)	(10,099)
Xylem, Inc.	(95)	(4,771)

		(111,676)

Commercial & Professional Services — (0.8)%
Equifax, Inc.	(61)	(8,341)
Stericycle, Inc.*	(17)	(1,409)
Verisk Analytics, Inc.*	(87)	(7,059)

		(16,809)

Consumer Durables & Apparel — (1.8)%
Mohawk Industries, Inc.*	(38)	(8,721)
NIKE, Inc., Class B	(544)	(30,317)

		(39,038)

Consumer Services — (2.1)%
Chipotle Mexican Grill, Inc.*	(19)	(8,465)
Marriott International, Inc., Class A	(199)	(18,742)
Starbucks Corp.	(198)	(11,561)

The accompanying notes are an integral part of the financial statements.

138

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Wynn Resorts Ltd.	(62)	$(7,106)

		(45,874)

Diversified Financials — (2.9)%
Affiliated Managers Group, Inc.	(30)	(4,918)
American Express Co.	(257)	(20,331)
BlackRock, Inc.	(33)	(12,656)
CBOE Holdings, Inc.	(41)	(3,324)
Franklin Resources, Inc.	(299)	(12,600)
Invesco, Ltd. (Bermuda)	(215)	(6,585)
T Rowe Price Group, Inc.	(70)	(4,770)

		(65,184)

Energy — (10.0)%
Anadarko Petroleum Corp.	(280)	(17,360)
Baker Hughes, Inc.	(194)	(11,605)
Cabot Oil & Gas Corp.	(256)	(6,121)
Chesapeake Energy Corp.*	(456)	(2,709)
Cimarex Energy Co.	(58)	(6,930)
Concho Resources, Inc.*	(80)	(10,267)
ConocoPhillips	(219)	(10,922)
EOG Resources, Inc.	(289)	(28,192)
EQT Corp.	(94)	(5,743)
Helmerich & Payne, Inc.	(56)	(3,728)
Hess Corp.	(177)	(8,533)
Marathon Oil Corp.	(430)	(6,794)
Marathon Petroleum Corp.	(268)	(13,545)
Murphy Oil Corp.	(88)	(2,516)
National Oilwell Varco, Inc.	(199)	(7,978)
Noble Energy, Inc.	(220)	(7,555)
Occidental Petroleum Corp.	(389)	(24,647)
Pioneer Natural Resources Co.	(86)	(16,016)
Range Resources Corp.	(130)	(3,783)
Schlumberger Ltd. (Curacao)	(303)	(23,664)
Tesoro Corp.	(59)	(4,783)

		(223,391)

Food & Staples Retailing — (2.6)%
Costco Wholesale Corp.	(226)	(37,898)
Sysco Corp.	(286)	(14,849)
Whole Foods Market, Inc.	(169)	(5,023)

		(57,770)

Food, Beverage & Tobacco — (7.7)%
Brown-Forman Corp., Class B	(210)	(9,698)
Coca-Cola Co. (The)	(325)	(13,793)
Constellation Brands, Inc., Class A	(101)	(16,369)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
JM Smucker Co. (The)	(54)	$(7,078)
Kellogg Co.	(179)	(12,997)
Kraft Heinz Co. (The)	(469)	(42,590)
Mead Johnson Nutrition Co.	(95)	(8,463)
Molson Coors Brewing Co., Class B	(109)	(10,432)
Mondelez International, Inc., Class A	(769)	(33,129)
Monster Beverage Corp.*	(300)	(13,851)
PepsiCo, Inc.	(39)	(4,363)

		(172,763)

Health Care Equipment & Services — (5.1)%
Becton Dickinson and Co.	(108)	(19,812)
Cardinal Health, Inc.	(161)	(13,130)
Cerner Corp.*	(187)	(11,005)
Cooper Cos., Inc. (The)	(25)	(4,997)
DENTSPLY SIRONA, Inc.	(122)	(7,618)
Edwards Lifesciences Corp.*	(110)	(10,348)
Envision Healthcare Corp.*	(59)	(3,618)
Hologic, Inc.*	(147)	(6,255)
IDEXX Laboratories, Inc.*	(46)	(7,112)
Intuitive Surgical, Inc.*	(18)	(13,796)
Medtronic PLC (Ireland)	(31)	(2,497)
Patterson Cos., Inc.	(50)	(2,262)
Universal Health Services, Inc., Class B	(49)	(6,098)
Varian Medical Systems, Inc.*	(48)	(4,374)

		(112,922)

Household & Personal Products — (2.5)%
Clorox Co. (The)	(65)	(8,764)
Colgate-Palmolive Co.	(329)	(24,080)
Coty, Inc., Class A	(380)	(6,889)
Estee Lauder Cos., Inc. (The), Class A	(199)	(16,873)

		(56,606)

Insurance — (3.5)%
American International Group, Inc.	(359)	(22,412)
Arthur J Gallagher & Co.	(90)	(5,089)
Assurant, Inc.	(32)	(3,061)
Loews Corp.	(171)	(7,998)
MetLife, Inc.	(556)	(29,368)
Willis Towers Watson PLC (Ireland)	(72)	(9,424)

		(77,352)

Materials — (4.7)%
Avery Dennison Corp.	(45)	(3,627)

The accompanying notes are an integral part of the financial statements.

139

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Ball Corp.	(92)	$(6,832)
CF Industries Holdings, Inc.	(144)	(4,226)
Eastman Chemical Co.	(75)	(6,060)
Ecolab, Inc.	(154)	(19,302)
International Flavors & Fragrances, Inc.	(41)	(5,434)
International Paper Co.	(209)	(10,613)
Martin Marietta Materials, Inc.	(33)	(7,202)
Mosaic Co. (The)	(186)	(5,427)
Nucor Corp.	(169)	(10,093)
Praxair, Inc.	(144)	(17,078)
Vulcan Materials Co.	(70)	(8,434)

		(104,328)

Media — (0.4)%
DISH Network Corp., Class A*	(151)	(9,587)

Pharmaceuticals, Biotechnology & Life Sciences — (7.3)%
Agilent Technologies, Inc.	(163)	(8,618)
Alexion Pharmaceuticals, Inc.*	(123)	(14,913)
Allergan PLC (Ireland)	(124)	(29,626)
Bristol-Myers Squibb Co.	(24)	(1,305)
Illumina, Inc.*	(82)	(13,992)
Incyte Corp.*	(107)	(14,303)
Mallinckrodt PLC (Ireland)*	(54)	(2,407)
Mettler-Toledo International, Inc.*	(14)	(6,705)
PerkinElmer, Inc.	(56)	(3,251)
Perrigo Co. PLC (Ireland)	(83)	(5,510)
Regeneron Pharmaceuticals, Inc.*	(62)	(24,026)
Thermo Fisher Scientific, Inc.	(53)	(8,141)
Vertex Pharmaceuticals, Inc.*	(156)	(17,059)
Zoetis, Inc.	(262)	(13,983)

		(163,839)

Real Estate — (5.2)%
American Tower Corp., REIT	(214)	(26,010)
Apartment Investment & Management Co., Class A, REIT	(79)	(3,504)
Boston Properties, Inc., REIT	(57)	(7,547)
Crown Castle International Corp., REIT	(186)	(17,568)
Equinix, Inc., REIT	(38)	(15,214)
Equity Residential, REIT	(194)	(12,071)
Host Hotels & Resorts, Inc., REIT	(376)	(7,016)
Kimco Realty Corp., REIT	(224)	(4,948)
Macerich Co. (The), REIT	(77)	(4,959)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Prologis, Inc., REIT	(220)	$(11,414)
SL Green Realty Corp., REIT	(54)	(5,757)

		(116,008)

Retailing — (5.5)%
Advance Auto Parts, Inc.	(39)	(5,781)
Amazon.com, Inc.*	(33)	(29,256)
CarMax, Inc.*	(102)	(6,040)
Expedia, Inc.	(96)	(12,112)
L Brands, Inc.	(44)	(2,072)
LKQ Corp.*	(155)	(4,537)
Netflix, Inc.*	(265)	(39,170)
O’Reilly Automotive, Inc.*	(4)	(1,079)
TJX Cos., Inc.	(133)	(10,518)
TripAdvisor, Inc.*	(90)	(3,884)
Ulta Beauty, Inc.*	(33)	(9,413)

		(123,862)

Semiconductors & Semiconductor Equipment — (1.6)%
Advanced Micro Devices, Inc.*	(474)	(6,897)
Broadcom Ltd. (Singapore)	(50)	(10,948)
Micron Technology, Inc.*	(642)	(18,554)

		(36,399)

Software & Services — (9.5)%
Activision Blizzard, Inc.	(317)	(15,806)
Adobe Systems, Inc.*	(227)	(29,540)
Alliance Data Systems Corp.	(30)	(7,470)
Autodesk, Inc.*	(139)	(12,019)
Automatic Data Processing, Inc.	(90)	(9,215)
Electronic Arts, Inc.*	(156)	(13,965)
Fiserv, Inc.*	(110)	(12,684)
Intuit, Inc.	(135)	(15,659)
Microsoft Corp.	(300)	(19,758)
Oracle Corp.	(120)	(5,353)
PayPal Holdings, Inc.*	(613)	(26,371)
Red Hat, Inc.*	(112)	(9,688)
salesforce.com, Inc.*	(366)	(30,191)
Synopsys, Inc.*	(76)	(5,482)

		(213,201)

Telecommunication Services — (0.8)%
CenturyLink, Inc.	(279)	(6,576)
Level 3 Communications, Inc.*	(190)	(10,872)

		(17,448)

Transportation — (4.0)%
CSX Corp.	(473)	(22,018)

The accompanying notes are an integral part of the financial statements.

140

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Concluded)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
FedEx Corp.	(140)	$(27,321)
JB Hunt Transport Services, Inc.	(60)	(5,504)
Kansas City Southern	(67)	(5,746)
United Parcel Service, Inc., Class B	(264)	(28,327)

		(88,916)

Utilities — (4.8)%
Alliant Energy Corp.	(38)	(1,505)
American Water Works Co., Inc.	(46)	(3,577)
Consolidated Edison, Inc.	(44)	(3,417)
Duke Energy Corp.	(356)	(29,196)
FirstEnergy Corp.	(224)	(7,128)
NextEra Energy, Inc.	(238)	(30,552)
Pinnacle West Capital Corp.	(40)	(3,335)
Public Service Enterprise Group, Inc.	(267)	(11,841)
SCANA Corp.	(45)	(2,941)
Sempra Energy	(132)	(14,586)

		(108,078)

TOTAL COMMON STOCK (Proceeds $1,867,758)		(1,963,798)

TOTAL SECURITES SOLD SHORT - (87.9)%		(1,963,798)

(Proceeds $1,867,758)

OTHER ASSETS IN EXCESS OF LIABILITIES - 40.4%		902,311

NET ASSETS - 100.0%		$2,233,039

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

141

GOTHAM HEDGED CORE FUND

Portfolio of Investments

March 31, 2017

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 96.4%
COMMON STOCKS — 96.4%
Automobiles & Components — 1.3%
BorgWarner, Inc.(a)	75	$3,134
Delphi Automotive PLC (Jersey)	95	7,647
Ford Motor Co.	241	2,805
General Motors Co.	311	10,997
Goodyear Tire & Rubber Co. (The)	91	3,276

		27,859

Banks — 4.0%
Bank of America Corp.	621	14,649
BB&T Corp.	51	2,280
Citigroup, Inc.	36	2,154
Citizens Financial Group, Inc.	73	2,522
Comerica, Inc.	11	754
Fifth Third Bancorp	54	1,372
Huntington Bancshares, Inc.	371	4,968
JPMorgan Chase & Co.	219	19,237
KeyCorp.	369	6,561
M&T Bank Corp.	14	2,166
People’s United Financial, Inc.	18	328
PNC Financial Services Group, Inc. (The)	30	3,607
Regions Financial Corp.	76	1,104
SunTrust Banks, Inc.	36	1,991
US Bancorp	104	5,356
Wells Fargo & Co.	305	16,976
Zions Bancorporation	13	546

		86,571

Capital Goods — 8.4%
3M Co.	36	6,888
Allegion PLC (Ireland)	34	2,574
AMETEK, Inc.	44	2,379
Arconic, Inc.	173	4,557
Boeing Co. (The)	195	34,488
Caterpillar, Inc.	118	10,946
Cummins, Inc.	58	8,770
Deere & Co.	3	327
Emerson Electric Co.	54	3,232
Flowserve Corp.(a)	7	339
Fluor Corp.	48	2,526
Fortive Corp.	96	5,781
Fortune Brands Home & Security, Inc.	54	3,286
General Electric Co.	371	11,056
Honeywell International, Inc.	217	27,097
Illinois Tool Works, Inc.	34	4,504

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Ingersoll-Rand PLC (Ireland)	90	$7,319
Jacobs Engineering Group, Inc.	43	2,377
L3 Technologies, Inc.	27	4,463
Masco Corp.	113	3,841
Northrop Grumman Corp.	10	2,378
Pentair PLC (Ireland)	11	691
Raytheon Co.	17	2,592
Rockwell Collins, Inc.	46	4,469
Snap-on, Inc.	21	3,542
Stanley Black & Decker, Inc.	53	7,042
Textron, Inc.	93	4,426
TransDigm Group, Inc.(a)	18	3,963
United Rentals, Inc.*	5	625
WW Grainger, Inc.(a)	21	4,888

		181,366

Commercial & Professional Services — 0.6%
Dun & Bradstreet Corp. (The)	13	1,403
Nielsen Holdings PLC (United Kingdom)	123	5,081
Republic Services, Inc.	21	1,319
Robert Half International, Inc.	45	2,197
Stericycle, Inc.*	6	497
Waste Management, Inc.	34	2,479

		12,976

Consumer Durables & Apparel — 2.4%
Coach, Inc.	96	3,968
DR Horton, Inc.	127	4,230
Garmin Ltd. (Switzerland)(a)	66	3,373
Hanesbrands, Inc.(a)	132	2,740
Hasbro, Inc.	43	4,292
Leggett & Platt, Inc.	23	1,157
Lennar Corp., Class A	15	768
Mattel, Inc.	118	3,022
Michael Kors Holdings Ltd. (British Virgin Islands)*	57	2,172
Newell Brands, Inc.	166	7,830
PulteGroup, Inc.	109	2,567
PVH Corp.	28	2,897
Ralph Lauren Corp.	29	2,367
Under Armour, Inc., Class C(a) *	150	2,745
VF Corp.(a)	142	7,806
Whirlpool Corp.	5	857

		52,791

The accompanying notes are an integral part of the financial statements.

142

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — 0.7%
H&R Block, Inc.	12	$279
McDonald’s Corp.	59	7,647
Royal Caribbean Cruises Ltd. (Liberia)	46	4,513
Wyndham Worldwide Corp.	38	3,203

		15,642

Diversified Financials — 4.8%
Ameriprise Financial, Inc.	4	519
Bank of New York Mellon Corp. (The)	49	2,314
Berkshire Hathaway Inc., Class B*	173	28,836
BlackRock, Inc.	1	383
Capital One Financial Corp.	31	2,686
Charles Schwab Corp. (The)	219	8,937
CME Group, Inc.	56	6,653
Discover Financial Services	26	1,778
E*TRADE Financial Corp.*	93	3,245
Goldman Sachs Group, Inc. (The)	48	11,027
Intercontinental Exchange, Inc.	36	2,155
Leucadia National Corp.	36	936
Moody’s Corp.	66	7,395
Morgan Stanley	255	10,924
Nasdaq, Inc.	57	3,959
Northern Trust Corp.	15	1,299
Raymond James Financial, Inc.	32	2,440
S&P Global, Inc.	15	1,961
State Street Corp.	15	1,194
Synchrony Financial	122	4,185
T Rowe Price Group, Inc.	14	954

		103,780

Energy — 4.4%
Apache Corp.	130	6,681
Chevron Corp.	107	11,489
Devon Energy Corp.	36	1,502
Exxon Mobil Corp.	290	23,783
Halliburton Co.	99	4,872
Kinder Morgan, Inc.	783	17,022
Newfield Exploration Co.*	69	2,547
ONEOK, Inc.	13	721
Phillips 66	31	2,456
Southwestern Energy Co.*	198	1,618
TechnipFMC PLC (United Kingdom)*	29	942
Transocean Ltd. (Switzerland)(a)*	133	1,656
Valero Energy Corp.	158	10,474

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Williams Cos., Inc. (The)	282	$8,344

		94,107

Food & Staples Retailing — 3.4%
CVS Health Corp.	370	29,045
Kroger Co. (The)	99	2,919
Walgreens Boots Alliance, Inc.	121	10,049
Wal-Mart Stores, Inc.	440	31,715

		73,728

Food, Beverage & Tobacco — 4.6%
Altria Group, Inc.	226	16,141
Archer-Daniels-Midland Co.	196	9,024
Campbell Soup Co.	105	6,010
Coca-Cola Co. (The)	25	1,061
Conagra Brands, Inc.	153	6,172
Dr Pepper Snapple Group, Inc.	62	6,071
General Mills, Inc.	34	2,006
Hershey Co. (The)	74	8,084
Hormel Foods Corp.(a)	184	6,372
McCormick & Co., Inc., non-voting shares	41	4,000
PepsiCo, Inc.	34	3,803
Philip Morris International, Inc.	150	16,935
Reynolds American, Inc.	87	5,483
Tyson Foods, Inc., Class A	126	7,775

		98,937

Health Care Equipment & Services — 8.1%
Abbott Laboratories	94	4,175
Aetna, Inc.	123	15,689
Anthem, Inc.	92	15,215
Baxter International, Inc.	185	9,594
Boston Scientific Corp.*	312	7,759
Centene Corp.*	60	4,276
Cigna Corp.	90	13,184
CR Bard, Inc.	4	994
Danaher Corp.	153	13,086
DaVita, Inc.*	70	4,758
Express Scripts Holding Co.*	220	14,500
HCA Holdings, Inc.*	127	11,302
Henry Schein, Inc.*	14	2,380
Humana, Inc.	52	10,719
Laboratory Corp. of America Holdings*	37	5,308
McKesson Corp.	48	7,116

The accompanying notes are an integral part of the financial statements.

143

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Medtronic PLC (Ireland)	48	$3,867
Quest Diagnostics, Inc.	22	2,160
Stryker Corp.	22	2,896
UnitedHealth Group, Inc.	153	25,094
Zimmer Biomet Holdings, Inc.	13	1,587

		175,659

Household & Personal Products — 1.0%
Church & Dwight Co., Inc.	23	1,147
Kimberly-Clark Corp.	57	7,503
Procter & Gamble Co. (The)	155	13,927

		22,577

Insurance — 2.9%
Aflac, Inc.	63	4,562
Allstate Corp. (The)	22	1,793
Aon PLC (United Kingdom)	90	10,682
Chubb Ltd. (Switzerland)	95	12,944
Cincinnati Financial Corp.	10	723
Marsh & McLennan Cos., Inc.	181	13,374
Principal Financial Group, Inc.	98	6,185
Progressive Corp. (The)	118	4,623
Prudential Financial, Inc.	33	3,520
Torchmark Corp.	8	616
Travelers Cos, Inc. (The)	17	2,049
Unum Group	15	703
XL Group Ltd. (Bermuda)	21	837

		62,611

Materials — 4.9%
Air Products & Chemicals, Inc.	55	7,441
Albemarle Corp.	7	739
Dow Chemical Co. (The)	242	15,377
EI du Pont de Nemours & Co.	181	14,540
FMC Corp.	9	626
Freeport-McMoRan, Inc.*	506	6,760
LyondellBasell Industries NV, Class A (Netherlands)	138	12,584
Monsanto Co.	153	17,320
Newmont Mining Corp.	185	6,098
PPG Industries, Inc.	73	7,671
Sealed Air Corp.	56	2,440
Sherwin-Williams Co. (The)	33	10,236
WestRock Co.	71	3,694

		105,526

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — 4.9%
CBS Corp., Class B, non-voting shares	132	$9,155
Charter Communications, Inc., Class A*	16	5,237
Comcast Corp., Class A	403	15,149
Discovery Communications, Inc., Class A*	207	6,022
Interpublic Group of Cos., Inc. (The)	139	3,415
News Corp., Class A	203	2,639
Omnicom Group, Inc.	83	7,155
Scripps Networks Interactive, Inc., Class A(a)	45	3,527
TEGNA, Inc.	75	1,922
Time Warner, Inc.	124	12,116
Twenty-First Century Fox, Inc., Class A	640	20,730
Viacom, Inc., Class B	139	6,480
Walt Disney Co. (The)	117	13,267

		106,814

Pharmaceuticals, Biotechnology & Life Sciences — 9.8%
AbbVie, Inc.	365	23,783
Amgen, Inc.	192	31,501
Biogen, Inc.*	76	20,780
Bristol-Myers Squibb Co.	30	1,631
Celgene Corp.*	56	6,968
Eli Lilly & Co.	205	17,243
Gilead Sciences, Inc.	438	29,749
Johnson & Johnson	244	30,390
Merck & Co., Inc.	354	22,493
Mylan NV (Netherlands)*	183	7,135
Pfizer, Inc.	536	18,337
Thermo Fisher Scientific, Inc.	8	1,229
Waters Corp.*	5	782

		212,021

Real Estate — 2.4%
Alexandria Real Estate Equities, Inc., REIT	13	1,437
AvalonBay Communities, Inc., REIT	14	2,570
CBRE Group, Inc., Class A, REIT*	21	731
Digital Realty Trust, Inc., REIT(a)	48	5,107
Essex Property Trust, Inc., REIT	5	1,158
Extra Space Storage, Inc., REIT(a)	43	3,199
Federal Realty Investment Trust, REIT	5	668

The accompanying notes are an integral part of the financial statements.

144

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
GGP, Inc., REIT	54	$1,252
HCP, Inc., REIT	28	876
Iron Mountain, Inc., REIT	91	3,246
Mid-America Apartment Communities, Inc., REIT	38	3,866
Public Storage, REIT	11	2,408
Realty Income Corp., REIT(a)	31	1,845
Regency Centers Corp., REIT	35	2,324
Simon Property Group, Inc., REIT	19	3,269
UDR, Inc., REIT	91	3,300
Ventas, Inc., REIT	22	1,431
Vornado Realty Trust, REIT	32	3,210
Welltower, Inc., REIT	22	1,558
Weyerhaeuser Co., REIT	256	8,699

		52,154

Retailing — 3.0%
AutoNation, Inc.(a)*	35	1,480
AutoZone, Inc.*	2	1,446
Bed Bath & Beyond, Inc.(a)	53	2,091
Best Buy Co., Inc.(a)	111	5,456
Dollar General Corp.	17	1,185
Dollar Tree, Inc.*	20	1,569
Foot Locker, Inc.	31	2,319
Gap, Inc. (The)	137	3,328
Genuine Parts Co.	40	3,696
Home Depot, Inc. (The)	12	1,762
Kohl’s Corp.	15	597
L Brands, Inc.	49	2,308
Lowe’s Cos., Inc.	53	4,357
Macy’s, Inc.	19	563
Nordstrom, Inc.(a)	16	745
O’Reilly Automotive, Inc.*	3	810
Priceline Group, Inc. (The)*	10	17,800
Signet Jewelers, Ltd. (Bermuda)	5	346
Staples, Inc.	223	1,956
Target Corp.	34	1,876
Tiffany & Co.(a)	30	2,859
TJX Cos., Inc. (The)	39	3,084
Tractor Supply Co.	37	2,552

		64,185

Semiconductors & Semiconductor Equipment — 6.2%
Analog Devices, Inc.	109	8,933
Applied Materials, Inc.	377	14,665
Intel Corp.	986	35,565

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
KLA-Tencor Corp.	55	$5,229
Lam Research Corp.	64	8,215
Microchip Technology, Inc.(a)	15	1,107
Qorvo, Inc.*	8	548
QUALCOMM, Inc.	506	29,014
Skyworks Solutions, Inc.(a)	65	6,369
Texas Instruments, Inc.	307	24,732

		134,377

Software & Services — 6.0%
Accenture PLC, Class A (Ireland)	65	7,792
Alphabet, Inc., Class A*	28	23,738
CA, Inc.	144	4,568
Citrix Systems, Inc.*	54	4,503
Cognizant Technology Solutions Corp., Class A*	37	2,202
CSRA, Inc.	57	1,670
eBay, Inc.*	178	5,975
Facebook, Inc., Class A*	93	13,211
Fidelity National Information Services, Inc.	103	8,201
International Business Machines Corp.	67	11,667
Mastercard, Inc., Class A	43	4,836
Microsoft Corp.	91	5,993
Oracle Corp.	134	5,978
Paychex, Inc.	99	5,831
Teradata Corp.(a)*	46	1,432
Total System Services, Inc	41	2,192
VeriSign, Inc.*	9	784
Visa, Inc., Class A	148	13,153
Western Union Co. (The)(a)	169	3,439
Yahoo!, Inc.*	58	2,692

		129,857

Technology Hardware & Equipment — 7.6%
Amphenol Corp., Class A	20	1,423
Apple, Inc.	504	72,405
Cisco Systems, Inc.	1,013	34,239
Corning, Inc.	317	8,559
F5 Networks, Inc.*	23	3,279
FLIR Systems, Inc.	48	1,741
Hewlett Packard Enterprise Co.	101	2,394
HP, Inc.	588	10,513
Juniper Networks, Inc.	133	3,701
Motorola Solutions, Inc.	57	4,915

The accompanying notes are an integral part of the financial statements.

145

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
NetApp, Inc.	93	$3,892
Seagate Technology PLC (Ireland)	103	4,731
TE Connectivity Ltd. (Switzerland)	34	2,535
Western Digital Corp.	99	8,170
Xerox Corp.	347	2,547

		165,044

Telecommunication Services — 1.3%
AT&T, Inc.	181	7,521
Verizon Communications, Inc.	412	20,085

		27,606

Transportation — 1.8%
Alaska Air Group, Inc.	10	922
CH Robinson Worldwide, Inc.(a)	38	2,937
Delta Air Lines, Inc.	257	11,812
Expeditors International of Washington, Inc.	11	621
Ryder System, Inc.	19	1,433
Southwest Airlines Co.	212	11,397
Union Pacific Corp.	16	1,695
United Continental Holdings, Inc.*	111	7,841

		38,658

Utilities — 1.9%
AES Corp.	41	458
Alliant Energy Corp.	1	40
Ameren Corp.	15	819
American Electric Power Co., Inc.	30	2,014
CenterPoint Energy, Inc.	47	1,296
CMS Energy Corp.	8	358
Dominion Resources, Inc.	38	2,948
DTE Energy Co.	10	1,021
Edison International	41	3,264
Entergy Corp.	62	4,710
Eversource Energy	22	1,293
Exelon Corp.	252	9,067
NiSource, Inc.	25	595
NRG Energy, Inc.	110	2,057
PG&E Corp.	33	2,190
PPL Corp.	120	4,487
Southern Co. (The)	60	2,987

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
WEC Energy Group, Inc.	19	$1,152
Xcel Energy, Inc.	31	1,378

		42,134

TOTAL COMMON STOCKS (Cost $1,927,538)		2,086,980

TOTAL LONG POSITIONS - 96.4%		2,086,980

(Cost $1,927,538)

SHORT POSITIONS — (35.7)%
COMMON STOCKS — (35.7)%
Automobiles & Components — (0.1)%
Harley-Davidson, Inc.	(39)	(2,360)

Capital Goods — (2.4)%
Acuity Brands, Inc.	(10)	(2,040)
Dover Corp.	(21)	(1,687)
Eaton Corp. PLC (Ireland)	(99)	(7,341)
Fastenal Co.	(65)	(3,348)
General Dynamics Corp.	(37)	(6,926)
Johnson Controls International PLC (Ireland)	(209)	(8,803)
Lockheed Martin Corp.	(4)	(1,070)
PACCAR, Inc.	(78)	(5,242)
Parker-Hannifin Corp.	(30)	(4,810)
Quanta Services, Inc.*	(34)	(1,262)
Rockwell Automation, Inc.	(29)	(4,516)
Roper Technologies, Inc.	(9)	(1,858)
United Technologies Corp.	(10)	(1,122)
Xylem, Inc.	(41)	(2,059)

		(52,084)

Commercial & Professional Services — (0.5)%
Cintas Corp.	(24)	(3,037)
Equifax, Inc.	(27)	(3,692)
Verisk Analytics, Inc.*	(38)	(3,083)

		(9,812)

Consumer Durables & Apparel — (0.7)%
Mohawk Industries, Inc.*	(17)	(3,901)
NIKE, Inc., Class B	(185)	(10,310)

		(14,211)

Consumer Services — (1.0)%
Carnival Corp. (Panama)	(65)	(3,829)
Chipotle Mexican Grill, Inc.*	(7)	(3,119)

The accompanying notes are an integral part of the financial statements.

146

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Darden Restaurants, Inc.	(21)	$(1,757)
Marriott International, Inc., Class A	(87)	(8,194)
Starbucks Corp.	(31)	(1,810)
Wynn Resorts Ltd.	(23)	(2,636)
Yum! Brands, Inc.	(19)	(1,214)

		(22,559)

Diversified Financials — (0.7)%
Affiliated Managers Group, Inc.	(13)	(2,131)
American Express Co.	(42)	(3,323)
CBOE Holdings, Inc.	(18)	(1,459)
Franklin Resources, Inc.	(125)	(5,267)
Invesco, Ltd. (Bermuda)	(90)	(2,757)
Navient Corp.	(55)	(812)

		(15,749)

Energy — (3.9)%
Anadarko Petroleum Corp.	(121)	(7,502)
Baker Hughes, Inc.	(42)	(2,512)
Cabot Oil & Gas Corp.	(104)	(2,487)
Chesapeake Energy Corp.*	(197)	(1,170)
Cimarex Energy Co.	(21)	(2,509)
Concho Resources, Inc.*	(32)	(4,107)
ConocoPhillips	(37)	(1,845)
EOG Resources, Inc.	(124)	(12,096)
EQT Corp.	(38)	(2,322)
Helmerich & Payne, Inc.	(24)	(1,598)
Hess Corp.	(70)	(3,375)
Marathon Oil Corp.	(186)	(2,939)
Marathon Petroleum Corp.	(115)	(5,812)
Murphy Oil Corp.	(8)	(229)
National Oilwell Varco, Inc.	(84)	(3,368)
Noble Energy, Inc.	(95)	(3,262)
Occidental Petroleum Corp.	(167)	(10,581)
Pioneer Natural Resources Co.	(37)	(6,891)
Range Resources Corp.	(55)	(1,600)
Schlumberger Ltd. (Curacao)	(73)	(5,701)
Tesoro Corp.	(26)	(2,108)

		(84,014)

Food & Staples Retailing — (1.1)%
Costco Wholesale Corp.	(96)	(16,098)
Sysco Corp.	(123)	(6,386)
Whole Foods Market, Inc.	(72)	(2,140)

		(24,624)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (2.8)%
Brown-Forman Corp., Class B	(89)	$(4,110)
Constellation Brands, Inc., Class A	(44)	(7,131)
JM Smucker Co. (The)	(14)	(1,835)
Kellogg Co.	(78)	(5,664)
Kraft Heinz Co. (The)	(194)	(17,617)
Mead Johnson Nutrition Co.	(41)	(3,652)
Molson Coors Brewing Co., Class B	(47)	(4,498)
Mondelez International, Inc., Class A	(240)	(10,339)
Monster Beverage Corp.*	(129)	(5,956)

		(60,802)

Health Care Equipment & Services — (2.2)%
AmerisourceBergen Corp.	(13)	(1,150)
Becton Dickinson and Co.	(46)	(8,438)
Cardinal Health, Inc.	(70)	(5,708)
Cerner Corp.*	(79)	(4,649)
Cooper Cos., Inc. (The)	(11)	(2,199)
DENTSPLY SIRONA, Inc.	(52)	(3,247)
Edwards Lifesciences Corp.*	(47)	(4,421)
Envision Healthcare Corp.*	(25)	(1,533)
Hologic, Inc.*	(63)	(2,681)
IDEXX Laboratories, Inc.*	(20)	(3,092)
Intuitive Surgical, Inc.*	(6)	(4,599)
Patterson Cos., Inc.	(22)	(995)
Universal Health Services, Inc., Class B	(21)	(2,613)
Varian Medical Systems, Inc.*	(21)	(1,914)

		(47,239)

Household & Personal Products — (1.0)%
Clorox Co. (The)	(28)	(3,775)
Colgate-Palmolive Co.	(106)	(7,758)
Coty, Inc., Class A	(164)	(2,973)
Estee Lauder Cos., Inc. (The), Class A	(84)	(7,122)

		(21,628)

Insurance — (1.2)%
American International Group, Inc.	(71)	(4,433)
Arthur J Gallagher & Co.	(39)	(2,205)
Assurant, Inc.	(14)	(1,339)
Hartford Financial Services Group, Inc. (The)	(71)	(3,413)
Lincoln National Corp.	(5)	(327)
Loews Corp.	(40)	(1,871)
MetLife, Inc.	(144)	(7,606)

The accompanying notes are an integral part of the financial statements.

147

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Willis Towers Watson PLC (Ireland)	(31)	$(4,058)

		(25,252)

Materials — (2.1)%
Avery Dennison Corp.	(20)	(1,612)
Ball Corp.	(39)	(2,896)
CF Industries Holdings, Inc.	(52)	(1,526)
Eastman Chemical Co.	(33)	(2,666)
Ecolab, Inc.	(66)	(8,272)
International Flavors & Fragrances, Inc.	(18)	(2,386)
International Paper Co.	(90)	(4,570)
Martin Marietta Materials, Inc.	(15)	(3,274)
Mosaic Co. (The)	(79)	(2,305)
Nucor Corp.	(72)	(4,300)
Praxair, Inc.	(61)	(7,235)
Vulcan Materials Co.	(30)	(3,614)

		(44,656)

Media — (0.1)%
DISH Network Corp., Class A*	(25)	(1,587)

Pharmaceuticals, Biotechnology & Life Sciences — (2.8)%
Agilent Technologies, Inc.	(71)	(3,754)
Alexion Pharmaceuticals, Inc.*	(50)	(6,062)
Allergan PLC (Ireland)	(41)	(9,796)
Illumina, Inc.*	(33)	(5,631)
Incyte Corp.*	(46)	(6,149)
Mallinckrodt PLC (Ireland)*	(23)	(1,025)
Mettler-Toledo International, Inc.*	(6)	(2,873)
PerkinElmer, Inc.	(13)	(755)
Perrigo Co. PLC (Ireland)	(32)	(2,124)
Regeneron Pharmaceuticals, Inc.*	(27)	(10,463)
Vertex Pharmaceuticals, Inc.*	(56)	(6,124)
Zoetis, Inc.	(111)	(5,924)

		(60,680)

Real Estate — (2.2)%
American Tower Corp., REIT	(91)	(11,060)
Apartment Investment & Management Co., Class A, REIT	(31)	(1,375)
Boston Properties, Inc., REIT	(5)	(662)
Crown Castle International Corp., REIT	(79)	(7,462)
Equinix, Inc., REIT	(16)	(6,406)
Equity Residential, REIT	(82)	(5,102)
Host Hotels & Resorts, Inc., REIT	(162)	(3,023)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Kimco Realty Corp., REIT	(95)	$(2,099)
Macerich Co. (The), REIT	(33)	(2,125)
Prologis, Inc., REIT	(106)	(5,499)
SL Green Realty Corp., REIT	(23)	(2,452)

		(47,265)

Retailing — (1.6)%
Advance Auto Parts, Inc.	(17)	(2,520)
Amazon.com, Inc.*	(1)	(887)
CarMax, Inc.*	(43)	(2,546)
Expedia, Inc.	(35)	(4,416)
LKQ Corp.*	(67)	(1,961)
Netflix, Inc.*	(95)	(14,042)
Ross Stores, Inc.	(56)	(3,689)
TripAdvisor, Inc.*	(33)	(1,424)
Ulta Beauty, Inc.*	(14)	(3,993)

		(35,478)

Semiconductors & Semiconductor Equipment — (1.1)%
Advanced Micro Devices, Inc.*	(205)	(2,983)
Broadcom Ltd. (Singapore)	(2)	(438)
Micron Technology, Inc.*	(264)	(7,630)
NVIDIA Corp.	(77)	(8,388)
Xilinx, Inc.	(59)	(3,416)

		(22,855)

Software & Services — (3.6)%
Activision Blizzard, Inc.	(99)	(4,936)
Adobe Systems, Inc.*	(82)	(10,671)
Akamai Technologies, Inc.*	(39)	(2,328)
Alliance Data Systems Corp.	(12)	(2,988)
Autodesk, Inc.*	(49)	(4,237)
Automatic Data Processing, Inc.	(13)	(1,331)
Electronic Arts, Inc.*	(67)	(5,998)
Fiserv, Inc.*	(48)	(5,535)
Intuit, Inc.	(57)	(6,611)
PayPal Holdings, Inc.*	(240)	(10,325)
Red Hat, Inc.*	(40)	(3,460)
salesforce.com, Inc.*	(155)	(12,786)
Symantec Corp.	(140)	(4,295)
Synopsys, Inc.*	(33)	(2,380)

		(77,881)

Technology Hardware & Equipment — (0.1)%
Harris Corp.	(28)	(3,116)

Telecommunication Services — (0.3)%
CenturyLink, Inc.	(120)	(2,828)

The accompanying notes are an integral part of the financial statements.

148

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Concluded)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Level 3 Communications, Inc.*	(81)	$(4,635)

		(7,463)

Transportation — (2.1)%
American Airlines Group, Inc.	(112)	(4,738)
CSX Corp.	(172)	(8,007)
FedEx Corp.	(59)	(11,514)
JB Hunt Transport Services, Inc.	(26)	(2,385)
Kansas City Southern	(25)	(2,144)
Norfolk Southern Corp.	(60)	(6,718)
United Parcel Service, Inc., Class B	(98)	(10,515)

		(46,021)

Utilities — (2.1)%
American Water Works Co., Inc.	(14)	(1,089)
Consolidated Edison, Inc.	(27)	(2,097)
Duke Energy Corp.	(153)	(12,548)
FirstEnergy Corp.	(96)	(3,055)
NextEra Energy, Inc.	(102)	(13,094)
Pinnacle West Capital Corp.	(18)	(1,501)
Public Service Enterprise Group, Inc.	(112)	(4,967)
SCANA Corp.	(20)	(1,307)
Sempra Energy	(55)	(6,078)

		(45,736)

TOTAL COMMON STOCK (Proceeds $743,988)		(773,072)

TOTAL SECURITES SOLD SHORT - (35.7)%		(773,072)
(Proceeds $743,988)

OTHER ASSETS IN EXCESS OF LIABILITIES - 39.3%		850,496

NET ASSETS - 100.0%		$2,164,404

(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

149

GOTHAM INSTITUTIONAL VALUE FUND

Portfolio of Investments

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.1%
Automobiles & Components — 2.0%
BorgWarner, Inc.	123	$5,140
Delphi Automotive PLC (Jersey)	156	12,556
Ford Motor Co.	648	7,543
General Motors Co.	332	11,740
Goodyear Tire & Rubber Co. (The)	150	5,400
Harley-Davidson, Inc.	99	5,990

		48,369

Capital Goods — 11.5%
3M Co.	68	13,010
Allegion PLC (Ireland)	54	4,088
AMETEK, Inc.	130	7,030
Arconic, Inc.	283	7,454
Boeing Co. (The)	255	45,099
Caterpillar, Inc.	219	20,314
Cummins, Inc.	95	14,364
Deere & Co.	5	544
Dover Corp.	2	161
Emerson Electric Co.	199	11,912
Flowserve Corp.	74	3,583
Fluor Corp.	79	4,157
Fortive Corp.	174	10,478
Fortune Brands Home & Security, Inc.	88	5,355
Honeywell International, Inc.	295	36,837
Illinois Tool Works, Inc.	56	7,418
Ingersoll-Rand PLC (Ireland)	149	12,117
Jacobs Engineering Group, Inc.	70	3,870
L3 Technologies, Inc.	43	7,107
Masco Corp.	187	6,356
Parker-Hannifin Corp.	3	481
Pentair PLC (Ireland)	102	6,404
Raytheon Co.	102	15,555
Rockwell Automation, Inc.	2	311
Rockwell Collins, Inc.	75	7,287
Snap-on, Inc.	32	5,397
Stanley Black & Decker, Inc.	87	11,560
Textron, Inc.	153	7,281
United Rentals, Inc.*	6	750
WW Grainger, Inc.	34	7,914

		284,194

Commercial & Professional Services — 1.2%
Cintas Corp.	2	253
Dun & Bradstreet Corp. (The)	21	2,267
Nielsen Holdings PLC (United Kingdom)	202	8,345

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Republic Services, Inc.	78	$4,899
Robert Half International, Inc.	74	3,613
Stericycle, Inc.*	33	2,735
Waste Management, Inc.	93	6,782

		28,894

Consumer Durables & Apparel — 3.2%
Coach, Inc.	159	6,571
Garmin Ltd. (Switzerland)	108	5,520
Hanesbrands, Inc.	216	4,484
Hasbro, Inc.	71	7,087
Leggett & Platt, Inc.	76	3,824
Mattel, Inc.	194	4,968
Michael Kors Holdings Ltd. (British Virgin Islands)*	95	3,620
Newell Brands, Inc.	273	12,877
PVH Corp.	46	4,760
Ralph Lauren Corp.	47	3,836
Under Armour, Inc., Class C*	248	4,538
VF Corp.	234	12,863
Whirlpool Corp.	19	3,255

		78,203

Consumer Services — 1.8%
Darden Restaurants, Inc.	9	753
McDonald’s Corp.	170	22,034
Royal Caribbean Cruises Ltd. (Liberia)	114	11,185
Wyndham Worldwide Corp.	63	5,310
Yum! Brands, Inc.	94	6,007

		45,289

Diversified Financials — 1.0%
BlackRock, Inc.	2	767
CME Group, Inc.	85	10,098
Moody’s Corp.	43	4,818
Nasdaq, Inc.	91	6,320
S&P Global, Inc.	24	3,138

		25,141

Energy — 2.4%
Apache Corp.	49	2,518
Halliburton Co.	45	2,214
Kinder Morgan, Inc.	1,294	28,132
Newfield Exploration Co.*	113	4,171
Southwestern Energy Co.*	326	2,663
Transocean Ltd. (Switzerland)*	220	2,739

The accompanying notes are an integral part of the financial statements.

150

GOTHAM INSTITUTIONAL VALUE FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Valero Energy Corp.	261	$17,302

		59,739

Food & Staples Retailing — 4.6%
CVS Health Corp.	600	47,100
Kroger Co. (The)	363	10,705
Walgreens Boots Alliance, Inc.	250	20,762
Wal-Mart Stores, Inc.	499	35,968

		114,535

Food, Beverage & Tobacco — 5.9%
Altria Group, Inc.	196	13,998
Archer-Daniels-Midland Co.	324	14,917
Campbell Soup Co.	173	9,903
Coca-Cola Co. (The)	13	552
Conagra Brands, Inc.	252	10,166
Dr Pepper Snapple Group, Inc.	106	10,380
General Mills, Inc.	217	12,805
Hershey Co. (The)	122	13,328
Hormel Foods Corp.	300	10,389
JM Smucker Co. (The)	63	8,258
McCormick & Co., Inc., non-voting shares	70	6,828
Philip Morris International, Inc.	113	12,758
Reynolds American, Inc.	124	7,815
Tyson Foods, Inc., Class A	208	12,836

		144,933

Health Care Equipment & Services — 9.3%
Abbott Laboratories	125	5,551
Aetna, Inc.	202	25,765
Anthem, Inc.	149	24,642
Baxter International, Inc.	305	15,817
Boston Scientific Corp.*	119	2,960
Centene Corp.*	99	7,055
Cigna Corp.	147	21,534
Danaher Corp.	152	13,001
DaVita, Inc.*	116	7,885
Express Scripts Holding Co.*	362	23,859
HCA Holdings, Inc.*	209	18,599
Henry Schein, Inc.*	2	340
Humana, Inc.	86	17,728
Laboratory Corp. of America Holdings*	61	8,752
McKesson Corp.	50	7,413
Quest Diagnostics, Inc.	78	7,659

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
UnitedHealth Group, Inc.	113	$18,533
Zimmer Biomet Holdings, Inc.	21	2,564

		229,657

Household & Personal Products — 1.5%
Church & Dwight Co., Inc.	148	7,381
Kimberly-Clark Corp.	153	20,139
Procter & Gamble Co. (The)	119	10,692

		38,212

Insurance — 1.7%
Allstate Corp. (The)	20	1,630
Aon PLC (United Kingdom)	148	17,566
Marsh & McLennan Cos., Inc.	298	22,019
Progressive Corp. (The)	12	470
Travelers Cos, Inc. (The)	6	723

		42,408

Materials — 9.5%
Air Products & Chemicals, Inc.	123	16,641
Albemarle Corp.	64	6,761
Dow Chemical Co. (The)	492	31,262
Eastman Chemical Co.	18	1,454
EI du Pont de Nemours & Co.	488	39,201
FMC Corp.	67	4,663
Freeport-McMoRan, Inc.*	836	11,169
International Flavors & Fragrances, Inc.	45	5,964
LyondellBasell Industries NV, Class A (Netherlands)	229	20,883
Martin Marietta Materials, Inc.	2	436
Monsanto Co.	248	28,074
Newmont Mining Corp.	302	9,954
PPG Industries, Inc.	152	15,972
Praxair, Inc.	99	11,741
Sealed Air Corp.	110	4,794
Sherwin-Williams Co. (The)	54	16,750
WestRock Co.	144	7,492

		233,211

Media — 4.3%
CBS Corp., Class B, non-voting shares	233	16,161
Comcast Corp., Class A	132	4,962
Discovery Communications, Inc., Class A*	339	9,862
Interpublic Group of Cos., Inc. (The)	227	5,577

The accompanying notes are an integral part of the financial statements.

151

GOTHAM INSTITUTIONAL VALUE FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
News Corp., Class A	333	$4,329
Omnicom Group, Inc.	135	11,638
Scripps Networks Interactive, Inc., Class A	74	5,799
TEGNA, Inc.	124	3,177
Time Warner, Inc.	66	6,449
Twenty-First Century Fox, Inc., Class A	613	19,855
Viacom, Inc., Class B	228	10,629
Walt Disney Co. (The)	70	7,937

		106,375

Pharmaceuticals, Biotechnology & Life Sciences — 9.3%
AbbVie, Inc.	345	22,480
Amgen, Inc.	186	30,517
Biogen, Inc.*	122	33,357
Eli Lilly & Co.	186	15,644
Gilead Sciences, Inc.	729	49,514
Johnson & Johnson	200	24,910
Merck & Co., Inc.	423	26,877
PerkinElmer, Inc.	61	3,542
Pfizer, Inc.	678	23,194

		230,035

Real Estate — 2.9%
Apartment Investment & Management Co., Class A, REIT	59	2,617
AvalonBay Communities, Inc., REIT	21	3,856
Digital Realty Trust, Inc., REIT	9	958
Equity Residential, REIT	83	5,164
Essex Property Trust, Inc., REIT	15	3,473
Extra Space Storage, Inc., REIT	49	3,645
Federal Realty Investment Trust, REIT	8	1,068
GGP, Inc., REIT	5	116
HCP, Inc., REIT	61	1,908
Iron Mountain, Inc., REIT	149	5,315
Kimco Realty Corp., REIT	47	1,038
Mid-America Apartment Communities, Inc., REIT	39	3,968
Public Storage, REIT	17	3,721
Realty Income Corp., REIT	85	5,060
Regency Centers Corp., REIT	29	1,925
Simon Property Group, Inc., REIT	6	1,032
UDR, Inc., REIT	87	3,155
Ventas, Inc., REIT	62	4,033

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Welltower, Inc., REIT	57	$4,037
Weyerhaeuser Co., REIT	423	14,374

		70,463

Retailing — 7.6%
AutoNation, Inc.*	57	2,411
AutoZone, Inc.*	10	7,230
Bed Bath & Beyond, Inc.	90	3,551
Best Buy Co., Inc.	183	8,994
Dollar General Corp.	161	11,227
Dollar Tree, Inc.*	134	10,514
Foot Locker, Inc.	75	5,611
Gap, Inc. (The)	229	5,562
Genuine Parts Co.	83	7,670
Home Depot, Inc. (The)	156	22,906
Kohl’s Corp.	102	4,061
L Brands, Inc.	162	7,630
Macy’s, Inc.	172	5,098
Nordstrom, Inc.	98	4,564
Ross Stores, Inc.	221	14,557
Signet Jewelers, Ltd. (Bermuda)	39	2,702
Staples, Inc.	372	3,262
Target Corp.	327	18,047
Tiffany & Co.	71	6,766
TJX Cos., Inc. (The)	365	28,864
Tractor Supply Co.	74	5,104

		186,331

Semiconductors & Semiconductor Equipment — 6.4%
Analog Devices, Inc.	175	14,341
Applied Materials, Inc.	550	21,395
Intel Corp.	760	27,413
KLA-Tencor Corp.	90	8,556
Lam Research Corp.	105	13,478
NVIDIA Corp.	6	654
Qorvo, Inc.*	2	137
QUALCOMM, Inc.	668	38,303
Skyworks Solutions, Inc.	105	10,288
Texas Instruments, Inc.	263	21,187
Xilinx, Inc.	47	2,721

		158,473

Software & Services — 2.4%
Accenture PLC, Class A (Ireland)	60	7,193
Akamai Technologies, Inc.*	13	776
CA, Inc.	237	7,518

The accompanying notes are an integral part of the financial statements.

152

GOTHAM INSTITUTIONAL VALUE FUND

Portfolio of Investments (Concluded)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Citrix Systems, Inc.*	89	$7,422
CSRA, Inc.	94	2,753
eBay, Inc.*	310	10,407
International Business Machines Corp.	46	8,010
Paychex, Inc.	103	6,067
Symantec Corp.	5	153
Teradata Corp.*	75	2,334
Western Union Co. (The)	278	5,657

		58,290

Technology Hardware & Equipment — 6.5%
Apple, Inc.	311	44,678
Cisco Systems, Inc.	964	32,583
Corning, Inc.	523	14,121
F5 Networks, Inc.*	38	5,418
FLIR Systems, Inc.	78	2,830
Harris Corp.	3	334
Hewlett Packard Enterprise Co.	548	12,988
HP, Inc.	771	13,786
Juniper Networks, Inc.	219	6,095
Motorola Solutions, Inc.	94	8,105
NetApp, Inc.	153	6,403
Seagate Technology PLC (Ireland)	169	7,762
TE Connectivity Ltd. (Switzerland)	10	746
Western Digital Corp.	3	248
Xerox Corp.	574	4,213

		160,310

Telecommunication Services — 1.3%
AT&T, Inc.	131	5,443
Verizon Communications, Inc.	556	27,105

		32,548

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — 2.3%
Alaska Air Group, Inc.	71	$6,548
CH Robinson Worldwide, Inc.	81	6,261
Delta Air Lines, Inc.	423	19,441
Expeditors International of Washington, Inc.	66	3,728
Norfolk Southern Corp.	4	448
Ryder System, Inc.	31	2,339
Southwest Airlines Co.	11	591
Union Pacific Corp.	24	2,542
United Continental Holdings, Inc.*	198	13,987

		55,885

Utilities — 0.5%
Entergy Corp.	102	7,748
NRG Energy, Inc.	182	3,403

		11,151

TOTAL COMMON STOCKS - 99.1% (Cost $2,229,670)		2,442,646

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		22,172

NET ASSETS - 100.0%		$2,464,818

*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

153

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.8%
Automobiles & Components — 1.8%
BorgWarner, Inc.	84	$3,510
Delphi Automotive PLC (Jersey)	107	8,612
Ford Motor Co.	56	652
General Motors Co.	589	20,827
Goodyear Tire & Rubber Co. (The)	103	3,708
Harley-Davidson, Inc.	2	121

		37,430

Banks — 0.9%
Bank of America Corp.	142	3,350
BB&T Corp.	12	536
Citigroup, Inc.	27	1,615
Citizens Financial Group, Inc.	8	276
Comerica, Inc.	2	137
Fifth Third Bancorp	8	203
Huntington Bancshares, Inc.	15	201
JPMorgan Chase & Co.	50	4,392
KeyCorp.	15	267
M&T Bank Corp.	3	464
People’s United Financial, Inc.	3	55
PNC Financial Services Group, Inc. (The)	5	601
Regions Financial Corp.	17	247
SunTrust Banks, Inc.	7	387
US Bancorp	24	1,236
Wells Fargo & Co.	71	3,952
Zions Bancorporation	3	126

		18,045

Capital Goods — 7.9%
3M Co.	8	1,531
Acuity Brands, Inc.	1	204
Allegion PLC (Ireland)	38	2,877
AMETEK, Inc.	3	162
Arconic, Inc.	188	4,952
Boeing Co. (The)	243	42,977
Caterpillar, Inc.	146	13,543
Cummins, Inc.	3	454
Deere & Co.	3	327
Dover Corp.	3	241
Eaton Corp. PLC (Ireland)	6	445
Emerson Electric Co.	19	1,137
Fastenal Co.	2	103
Flowserve Corp.	1	48
Fluor Corp.	55	2,894
Fortive Corp.	4	241

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Fortune Brands Home & Security, Inc.	61	$3,712
General Dynamics Corp.	3	562
General Electric Co.	124	3,695
Honeywell International, Inc.	300	37,461
Illinois Tool Works, Inc.	4	530
Ingersoll-Rand PLC (Ireland)	102	8,295
Jacobs Engineering Group, Inc.	48	2,653
Johnson Controls International PLC (Ireland)	8	337
L3 Technologies, Inc.	30	4,959
Lockheed Martin Corp.	5	1,338
Masco Corp.	127	4,317
Northrop Grumman Corp.	3	714
PACCAR, Inc.	5	336
Parker-Hannifin Corp.	2	321
Pentair PLC (Ireland)	2	126
Quanta Services, Inc.*	2	74
Raytheon Co.	4	610
Rockwell Automation, Inc.	2	311
Rockwell Collins, Inc.	42	4,081
Roper Technologies, Inc.	1	206
Snap-on, Inc.	1	169
Stanley Black & Decker, Inc.	61	8,105
Textron, Inc.	107	5,092
TransDigm Group, Inc.	1	220
United Rentals, Inc.*	1	125
United Technologies Corp.	12	1,347
WW Grainger, Inc.	24	5,586
Xylem, Inc.	2	100

		167,518

Commercial & Professional Services — 0.5%
Cintas Corp.	1	127
Dun & Bradstreet Corp. (The)	15	1,619
Equifax, Inc.	2	273
Nielsen Holdings PLC (United Kingdom)	141	5,825
Republic Services, Inc.	4	251
Robert Half International, Inc.	51	2,490
Stericycle, Inc.*	1	83
Verisk Analytics, Inc.*	2	162
Waste Management, Inc.	6	438

		11,268

Consumer Durables & Apparel — 2.5%
Coach, Inc.	111	4,588

The accompanying notes are an integral part of the financial statements.

154

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
DR Horton, Inc.	6	$200
Garmin Ltd. (Switzerland)	75	3,833
Hanesbrands, Inc.	150	3,114
Hasbro, Inc.	50	4,991
Leggett & Platt, Inc.	1	50
Lennar Corp., Class A	23	1,177
Mattel, Inc.	135	3,457
Michael Kors Holdings Ltd. (British Virgin Islands)*	66	2,515
Mohawk Industries, Inc.*	2	459
Newell Brands, Inc.	190	8,962
NIKE, Inc., Class B	15	836
PulteGroup, Inc.	5	118
PVH Corp.	32	3,311
Ralph Lauren Corp.	33	2,693
Under Armour, Inc., Class C*	173	3,166
VF Corp.	164	9,015
Whirlpool Corp.	1	171

		52,656

Consumer Services — 0.5%
Carnival Corp. (Panama)	11	648
Chipotle Mexican Grill, Inc.*	1	446
Darden Restaurants, Inc.	2	167
H&R Block, Inc.	20	465
Marriott International, Inc., Class A	3	283
McDonald’s Corp.	18	2,333
Royal Caribbean Cruises Ltd. (Liberia)	3	294
Starbucks Corp.	14	817
Wyndham Worldwide Corp.	43	3,624
Wynn Resorts, Ltd.	1	115
Yum! Brands, Inc.	6	383

		9,575

Diversified Financials — 1.2%
Affiliated Managers Group, Inc.	2	328
American Express Co.	9	712
Ameriprise Financial, Inc.	2	259
Bank of New York Mellon Corp. (The) .	10	472
Berkshire Hathaway Inc., Class B*	72	12,001
BlackRock, Inc.	2	767
Capital One Financial Corp.	7	607
CBOE Holdings, Inc.	1	81
Charles Schwab Corp. (The)	19	775
CME Group, Inc.	5	594

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Discover Financial Services	6	$410
E*TRADE Financial Corp.*	3	105
Franklin Resources, Inc.	6	253
Goldman Sachs Group, Inc. (The)	6	1,378
Intercontinental Exchange, Inc.	6	359
Invesco, Ltd. (Bermuda)	4	123
Leucadia National Corp.	5	130
Moody’s Corp.	30	3,361
Morgan Stanley	27	1,157
Nasdaq, Inc.	2	139
Navient Corp.	3	44
Northern Trust Corp.	3	260
Raymond James Financial, Inc.	1	76
S&P Global, Inc.	3	392
State Street Corp.	4	318
Synchrony Financial	12	412
T Rowe Price Group, Inc.	3	204

		25,717

Energy — 4.6%
Anadarko Petroleum Corp.	8	496
Apache Corp.	149	7,657
Baker Hughes, Inc.	6	359
Cabot Oil & Gas Corp.	5	120
Chesapeake Energy Corp.*	9	53
Chevron Corp.	140	15,032
Cimarex Energy Co.	1	119
Concho Resources, Inc.*	1	128
ConocoPhillips	12	598
Devon Energy Corp.	5	209
EOG Resources, Inc.	5	488
EQT Corp.	1	61
Exxon Mobil Corp.	352	28,867
Halliburton Co.	9	443
Helmerich & Payne, Inc.	1	67
Hess Corp.	2	96
Kinder Morgan, Inc.	901	19,588
Marathon Oil Corp.	8	126
Marathon Petroleum Corp.	5	253
Murphy Oil Corp.	3	86
National Oilwell Varco, Inc.	4	160
Newfield Exploration Co.*	79	2,916
Noble Energy, Inc.	5	172
Occidental Petroleum Corp.	7	444
ONEOK, Inc.	1	55

The accompanying notes are an integral part of the financial statements.

155

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Phillips 66	8	$634
Pioneer Natural Resources Co	1	186
Range Resources Corp.	2	58
Schlumberger Ltd. (Curacao)	13	1,015
Southwestern Energy Co.*	225	1,838
TechnipFMC PLC (United Kingdom)* .	7	228
Tesoro Corp.	2	162
Transocean Ltd. (Switzerland)*	154	1,917
Valero Energy Corp.	178	11,800
Williams Cos., Inc. (The)	12	355

		96,786

Food & Staples Retailing — 5.2%
Costco Wholesale Corp.	4	671
CVS Health Corp.	418	32,813
Kroger Co. (The)	9	265
Sysco Corp.	5	260
Walgreens Boots Alliance, Inc.	131	10,880
Wal-Mart Stores, Inc.	910	65,593
Whole Foods Market, Inc.	3	89

		110,571

Food, Beverage & Tobacco — 3.3%
Altria Group, Inc.	27	1,928
Archer-Daniels-Midland Co.	226	10,405
Brown-Forman Corp., Class B	3	139
Campbell Soup Co.	121	6,926
Coca-Cola Co. (The)	64	2,716
Conagra Brands, Inc.	172	6,938
Constellation Brands, Inc., Class A	2	324
Dr Pepper Snapple Group, Inc.	40	3,917
General Mills, Inc.	8	472
Hershey Co. (The)	85	9,286
Hormel Foods Corp.	209	7,238
JM Smucker Co. (The)	1	131
Kellogg Co.	4	290
Kraft Heinz Co. (The)	12	1,090
McCormick & Co., Inc., non-voting shares	31	3,024
Mead Johnson Nutrition Co.	2	178
Molson Coors Brewing Co., Class B	2	191
Mondelez International, Inc., Class A .	15	646
Monster Beverage Corp.*	6	277
PepsiCo, Inc.	20	2,237
Philip Morris International, Inc.	22	2,484
Reynolds American, Inc.	20	1,260

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Tyson Foods, Inc., Class A	145	$8,948

		71,045

Health Care Equipment & Services — 9.0%
Abbott Laboratories	20	888
Aetna, Inc.	139	17,729
AmerisourceBergen Corp.	4	354
Anthem, Inc.	104	17,199
Baxter International, Inc.	213	11,046
Becton Dickinson and Co.	2	367
Boston Scientific Corp.*	13	323
Cardinal Health, Inc.	5	408
Centene Corp.*	68	4,846
Cerner Corp.*	3	177
Cigna Corp.	102	14,942
Cooper Cos., Inc. (The)	2	400
CR Bard, Inc.	1	249
Danaher Corp.	148	12,658
DaVita, Inc.*	79	5,370
DENTSPLY SIRONA, Inc	2	125
Edwards Lifesciences Corp.*	1	94
Envision Healthcare Corp.*	1	61
Express Scripts Holding Co.*	246	16,214
HCA Holdings, Inc.*	145	12,904
Henry Schein, Inc.*	2	340
Hologic, Inc.*	3	128
Humana, Inc.	59	12,162
IDEXX Laboratories, Inc.*	1	155
Intuitive Surgical, Inc.*	1	766
Laboratory Corp. of America Holdings*	42	6,026
McKesson Corp.	20	2,965
Medtronic PLC (Ireland)	13	1,047
Patterson Cos., Inc.	1	45
Quest Diagnostics, Inc.	1	98
Stryker Corp.	3	395
UnitedHealth Group, Inc.	311	51,007
Universal Health Services, Inc., Class B	2	249
Varian Medical Systems, Inc.*	1	91
Zimmer Biomet Holdings, Inc.	2	244

		192,072

Household & Personal Products — 0.3%
Church & Dwight Co., Inc.	3	150
Clorox Co. (The)	2	270

The accompanying notes are an integral part of the financial statements.

156

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Colgate-Palmolive Co.	13	$951
Coty, Inc., Class A	7	127
Estee Lauder Cos., Inc. (The), Class A	3	254
Kimberly-Clark Corp.	19	2,501
Procter & Gamble Co. (The)	27	2,426

		6,679

Insurance — 1.6%
Aflac, Inc.	5	362
Allstate Corp. (The)	4	326
American International Group, Inc.	14	874
Aon PLC (United Kingdom)	104	12,344
Arthur J Gallagher & Co.	3	170
Assurant, Inc.	2	191
Chubb Ltd. (Switzerland)	7	954
Cincinnati Financial Corp.	3	217
Hartford Financial Services Group, Inc. (The)	4	192
Lincoln National Corp.	3	196
Loews Corp.	4	187
Marsh & McLennan Cos., Inc.	203	15,000
MetLife, Inc.	11	581
Principal Financial Group, Inc.	3	189
Progressive Corp. (The)	9	353
Prudential Financial, Inc.	7	747
Torchmark Corp.	2	154
Travelers Cos, Inc. (The)	3	362
Unum Group	3	141
Willis Towers Watson PLC (Ireland)	1	131
XL Group Ltd. (Bermuda)	3	120

		33,791

Materials — 6.4%
Air Products & Chemicals, Inc.	86	11,635
Albemarle Corp.	12	1,268
Avery Dennison Corp.	2	161
Ball Corp.	1	74
CF Industries Holdings, Inc.	3	88
Dow Chemical Co. (The)	477	30,309
Eastman Chemical Co.	2	162
Ecolab, Inc.	3	376
EI du Pont de Nemours & Co.	340	27,312
FMC Corp.	1	70
Freeport-McMoRan, Inc.*	583	7,789

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
International Flavors & Fragrances, Inc.	1	$133
International Paper Co.	5	254
LyondellBasell Industries NV, Class A (Netherlands)	160	14,590
Martin Marietta Materials, Inc.	1	218
Monsanto Co.	173	19,584
Mosaic Co. (The)	4	117
Newmont Mining Corp.	210	6,922
Nucor Corp.	2	119
PPG Industries, Inc.	104	10,928
Praxair, Inc.	3	356
Sealed Air Corp.	77	3,356
Sherwin-Williams Co. (The)	1	310
Vulcan Materials Co.	1	120
WestRock Co.	3	156

		136,407

Media — 3.6%
CBS Corp., Class B, non-voting shares	162	11,236
Charter Communications, Inc., Class A*	2	655
Comcast Corp., Class A	67	2,519
Discovery Communications, Inc., Class A*	232	6,749
DISH Network Corp., Class A*	5	317
Interpublic Group of Cos., Inc. (The)	156	3,833
News Corp., Class A	229	2,977
Omnicom Group, Inc.	93	8,018
Scripps Networks Interactive, Inc., Class A	51	3,997
TEGNA, Inc.	85	2,178
Time Warner, Inc.	12	1,173
Twenty-First Century Fox, Inc., Class A	724	23,450
Viacom, Inc., Class B	157	7,319
Walt Disney Co. (The)	22	2,495

		76,916

Pharmaceuticals, Biotechnology & Life Sciences — 15.0%
AbbVie, Inc.	635	41,377
Agilent Technologies, Inc.	4	211
Alexion Pharmaceuticals, Inc.*	2	242
Allergan PLC (Ireland)	6	1,434
Amgen, Inc.	291	47,744

The accompanying notes are an integral part of the financial statements.

157

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Biogen, Inc.*	86	$23,514
Bristol-Myers Squibb Co.	16	870
Celgene Corp.*	8	995
Eli Lilly & Co.	315	26,495
Gilead Sciences, Inc.	517	35,115
Illumina, Inc.*	1	171
Incyte Corp., Ltd.*	1	134
Johnson & Johnson	447	55,674
Mallinckrodt PLC (Ireland)*	1	45
Merck & Co., Inc.	830	52,738
Mettler-Toledo International, Inc.*	1	479
Mylan NV (Netherlands)*	7	273
PerkinElmer, Inc.	1	58
Perrigo Co. PLC (Ireland)	2	133
Pfizer, Inc.	857	29,318
Regeneron Pharmaceuticals, Inc.*	1	387
Thermo Fisher Scientific, Inc.	3	461
Vertex Pharmaceuticals, Inc.*	2	219
Waters Corp.*	2	313
Zoetis, Inc.	4	213

		318,613

Real Estate — 1.0%
Alexandria Real Estate Equities, Inc., REIT	1	111
American Tower Corp., REIT	3	365
Apartment Investment & Management, Class A, REIT	2	89
AvalonBay Communities, Inc., REIT	2	367
Boston Properties, Inc., REIT	2	265
CBRE Group, Inc., Class A, REIT*	33	1,148
Crown Castle International Corp., REIT	3	283
Digital Realty Trust, Inc., REIT	3	319
Equinix, Inc., REIT	1	400
Equity Residential, REIT	4	249
Essex Property Trust, Inc., REIT	2	463
Extra Space Storage, Inc., REIT	2	149
Federal Realty Investment Trust, REIT	2	267
GGP, Inc., REIT	9	209
HCP, Inc., REIT	5	156
Host Hotels & Resorts, Inc., REIT	7	131
Iron Mountain, Inc., REIT	103	3,674

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Kimco Realty Corp., REIT	4	$88
Macerich Co. (The) REIT	2	129
Mid-America Apartment Communities, Inc., REIT	2	203
Prologis, Inc., REIT	8	415
Public Storage, REIT	3	657
Realty Income Corp., REIT	4	238
Regency Centers Corp., REIT	2	133
Simon Property Group, Inc., REIT	3	516
SL Green Realty Corp., REIT	2	213
UDR, Inc., REIT	3	109
Ventas, Inc., REIT	4	260
Vornado Realty Trust, REIT	2	201
Welltower, Inc., REIT	6	425
Weyerhaeuser Co., REIT	295	10,024

		22,256

Retailing — 4.4%
Advance Auto Parts, Inc.	2	297
Amazon.com, Inc.*	40	35,462
AutoNation, Inc.*	40	1,692
AutoZone, Inc.*	1	723
Bed Bath & Beyond, Inc.	60	2,368
Best Buy Co., Inc.	122	5,996
CarMax, Inc.*	1	59
Dollar General Corp.	3	209
Dollar Tree, Inc.*	59	4,629
Expedia, Inc.	1	126
Foot Locker, Inc.	46	3,441
Gap, Inc. (The)	158	3,838
Genuine Parts Co.	2	185
Home Depot, Inc. (The)	18	2,643
Kohl’s Corp.	69	2,747
L Brands, Inc.	110	5,181
LKQ Corp.*	3	88
Lowe’s Cos., Inc.	13	1,069
Macy’s, Inc.	11	326
Netflix, Inc.*	4	591
Nordstrom, Inc.	19	885
O’Reilly Automotive, Inc.*	2	540
Priceline Group, Inc. (The)*	5	8,900
Ross Stores, Inc.	5	329
Signet Jewelers, Ltd. (Bermuda)	1	69
Staples, Inc.	257	2,254
Target Corp.	60	3,311

The accompanying notes are an integral part of the financial statements.

158

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Tiffany & Co.	45	$4,288
TJX Cos., Inc. (The)	9	712
Tractor Supply Co.	1	69
TripAdvisor, Inc.*	1	43
Ulta Beauty, Inc.*	1	285

		93,355

Semiconductors & Semiconductor Equipment — 8.4%
Advanced Micro Devices, Inc.*	9	131
Analog Devices, Inc.	124	10,162
Applied Materials, Inc.	425	16,532
Broadcom Ltd. (Singapore)	4	876
Intel Corp.	1,690	60,958
KLA-Tencor Corp.	62	5,894
Lam Research Corp.	72	9,242
Microchip Technology, Inc.	2	148
Micron Technology, Inc.*	11	318
NVIDIA Corp.	6	654
Qorvo, Inc.*	1	69
QUALCOMM, Inc.	582	33,372
Skyworks Solutions, Inc.	73	7,153
Texas Instruments, Inc.	401	32,305
Xilinx, Inc.	4	232

		178,046

Software & Services — 6.5%
Accenture PLC, Class A (Ireland)	8	959
Activision Blizzard, Inc.	6	299
Adobe Systems, Inc.*	4	521
Akamai Technologies, Inc.*	3	179
Alliance Data Systems Corp.	1	249
Alphabet, Inc., Class A*	61	51,716
Autodesk, Inc.*	2	173
Automatic Data Processing, Inc.	5	512
CA, Inc.	163	5,170
Citrix Systems, Inc.*	62	5,170
Cognizant Technology Solutions Corp., Class A*	59	3,512
CSRA, Inc.	65	1,904
eBay, Inc.*	15	504
Electronic Arts, Inc.*	3	269
Facebook, Inc., Class A*	246	34,944
Fidelity National Information Services, Inc.	4	318
Fiserv, Inc.*	3	346

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
International Business Machines Corp.	13	$2,264
Intuit, Inc.	2	232
Mastercard, Inc., Class A	16	1,800
Microsoft Corp.	72	4,742
Oracle Corp.	62	2,766
Paychex, Inc.	99	5,831
PayPal Holdings, Inc.*	11	473
Red Hat, Inc.*	1	86
salesforce.com, Inc.*	6	495
Symantec Corp.	6	184
Synopsys, Inc.*	1	72
Teradata Corp.*	52	1,618
Total System Services, Inc	2	107
VeriSign, Inc.*	2	174
Visa, Inc., Class A	22	1,955
Western Union Co. (The)	190	3,866
Yahoo!, Inc.*	94	4,363

		137,773

Technology Hardware & Equipment — 11.2%
Amphenol Corp., Class A	3	213
Apple, Inc.	830	119,238
Cisco Systems, Inc.	1,842	62,260
Corning, Inc.	365	9,855
F5 Networks, Inc.*	4	570
FLIR Systems, Inc.	54	1,959
Harris Corp.	2	223
Hewlett Packard Enterprise Co.	23	545
HP, Inc.	669	11,962
Juniper Networks, Inc.	151	4,202
Motorola Solutions, Inc.	65	5,604
NetApp, Inc.	107	4,478
Seagate Technology PLC (Ireland)	117	5,374
TE Connectivity Ltd. (Switzerland)	5	373
Western Digital Corp.	113	9,326
Xerox Corp.	400	2,936

		239,118

Telecommunication Services — 2.1%
AT&T, Inc.	87	3,615
CenturyLink, Inc.	7	165
Level 3 Communications, Inc.*	3	172
Verizon Communications, Inc.	827	40,316

		44,268

The accompanying notes are an integral part of the financial statements.

159

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Concluded)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — 1.3%
Alaska Air Group, Inc.	2	$184
American Airlines Group, Inc.	8	338
CH Robinson Worldwide, Inc.	2	155
CSX Corp.	9	419
Delta Air Lines, Inc.	288	13,236
Expeditors International of Washington, Inc.	2	113
FedEx Corp.	2	390
JB Hunt Transport Services, Inc.	2	183
Kansas City Southern	1	86
Norfolk Southern Corp.	3	336
Ryder System, Inc.	22	1,660
Southwest Airlines Co.	9	484
Union Pacific Corp.	8	847
United Continental Holdings, Inc.*	125	8,830
United Parcel Service, Inc., Class B	13	1,395

		28,656

Utilities — 0.6%
AES Corp.	64	715
Alliant Energy Corp.	2	79
Ameren Corp.	2	109
American Electric Power Co., Inc.	4	269
American Water Works Co., Inc.	1	78
CenterPoint Energy, Inc.	5	138
CMS Energy Corp.	2	89
Consolidated Edison, Inc.	2	155
Dominion Resources, Inc.	5	388
DTE Energy Co.	1	102
Duke Energy Corp.	6	492

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Edison International	3	$239
Entergy Corp.	71	5,393
Eversource Energy	2	118
Exelon Corp.	9	324
FirstEnergy Corp.	4	127
NextEra Energy, Inc.	4	513
NiSource, Inc.	4	95
NRG Energy, Inc.	125	2,338
PG&E Corp.	4	265
Pinnacle West Capital Corp.	1	83
PPL Corp.	7	262
Public Service Enterprise Group, Inc.	4	177
SCANA Corp.	1	65
Sempra Energy	2	221
Southern Co. (The)	9	448
WEC Energy Group, Inc.	2	121
Xcel Energy, Inc.	4	178

		13,581

TOTAL COMMON STOCKS - 99.8% (Cost $2,042,046)		2,122,142

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		3,622

NET ASSETS - 100.0%		$2,125,764

*	Non-income producing.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

160

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Portfolio of Investments

March 31, 2017

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 175.8%
COMMON STOCKS — 175.8%
Automobiles & Components — 1.5%
BorgWarner, Inc.(a)	54	$2,257
Cooper-Standard Holdings, Inc.*	27	2,995
General Motors Co.†	171	6,047
Goodyear Tire & Rubber Co. (The)†	299	10,764
LCI Industries, Inc.†	4	399
Magna International, Inc. (Canada)	164	7,078
Tenneco, Inc.	19	1,186
Thor Industries, Inc.(a)	12	1,154

		31,880

Capital Goods — 24.7%
3M Co.†	119	22,768
AGCO Corp.	26	1,565
Allegion PLC (Ireland)	76	5,753
American Woodmark Corp.†*	28	2,570
AMETEK, Inc.†	116	6,273
AO Smith Corp.	13	665
Applied Industrial Technologies, Inc.† .	15	928
Arconic, Inc.†	567	14,935
Argan, Inc.†	90	5,954
AZZ, Inc.†	15	892
Barnes Group, Inc.†	43	2,208
Boeing Co. (The)†	217	38,379
Builders FirstSource, Inc.*	137	2,041
Carlisle Cos., Inc.	30	3,192
Caterpillar, Inc.†	41	3,803
Chart Industries, Inc.†*	161	5,625
Continental Building Products, Inc.†*	141	3,453
Crane Co.†	108	8,082
Cummins, Inc.†	11	1,663
Curtiss-Wright Corp.†	67	6,114
Deere & Co.†(a)	143	15,567
Donaldson Co., Inc.†	70	3,186
EMCOR Group, Inc.	82	5,162
Emerson Electric Co.†	276	16,521
EnerSys†	17	1,342
Fluor Corp.†	200	10,524
Fortive Corp.†	148	8,913
Fortune Brands Home & Security, Inc.†	189	11,501
GATX Corp.(a)	38	2,317
Generac Holdings, Inc.*	7	261
General Cable Corp.	74	1,328
General Electric Co.†	349	10,400

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Gibraltar Industries, Inc.*	40	$1,648
Gorman-Rupp Co. (The)†	17	534
Harsco Corp.*	119	1,517
HD Supply Holdings, Inc.*	11	452
Hillenbrand, Inc.†	51	1,828
Honeywell International, Inc.†	249	31,093
Hubbell, Inc.	6	720
Huntington Ingalls Industries, Inc.†	6	1,201
IDEX Corp.	10	935
Illinois Tool Works, Inc.†	53	7,021
Ingersoll-Rand PLC (Ireland)†	207	16,833
ITT, Inc.	38	1,559
Jacobs Engineering Group, Inc.†	152	8,403
Kaman Corp.	6	289
L3 Technologies, Inc.†	91	15,041
Lennox International, Inc.(a)	16	2,677
Lockheed Martin Corp.†	46	12,310
Lydall, Inc.†*	30	1,608
Moog, Inc., Class A†*	57	3,839
Northrop Grumman Corp.†	80	19,027
Oshkosh Corp.†	124	8,505
Owens Corning	9	552
Pentair PLC (Ireland)†	40	2,511
Raytheon Co.†	250	38,125
Regal Beloit Corp.†	70	5,296
Rockwell Collins, Inc.†	143	13,894
Snap-on, Inc.†	32	5,397
Spirit AeroSystems Holdings, Inc., Class A†.	161	9,325
Standex International Corp.†	29	2,904
Stanley Black & Decker, Inc.†	139	18,469
Terex Corp.	62	1,947
Textron, Inc.†	324	15,419
TransDigm Group, Inc.(a)	12	2,642
Trex Co., Inc.†*	30	2,082
Tutor Perini Corp.†*	131	4,166
United Technologies Corp.†	59	6,620
Univar, Inc.*	172	5,274
USG Corp.(a) *	252	8,014
Veritiv Corp.†*	32	1,658
Wabash National Corp.(a)	133	2,752
Wesco Aircraft Holdings, Inc.†*	45	513
WESCO International, Inc.*	38	2,643

The accompanying notes are an integral part of the financial statements.

161

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
WW Grainger, Inc.†(a)	90	$20,948

		532,076

Commercial & Professional Services — 5.1%
Dun & Bradstreet Corp. (The)	21	2,267
FTI Consulting, Inc.†*	97	3,994
ICF International, Inc.†*	10	413
Kelly Services, Inc., Class A	1	22
Kimball International, Inc., Class B	1	16
LSC Communications, Inc.	29	730
ManpowerGroup, Inc.†	66	6,770
Matthews International Corp., Class A†	21	1,421
Mistras Group, Inc.†*	44	941
Navigant Consulting, Inc.*	11	251
Nielsen Holdings PLC (United Kingdom)†	417	17,226
Quad/Graphics, Inc.†(a)	120	3,029
Republic Services, Inc.†	346	21,732
Ritchie Bros Auctioneers, Inc. (Canada)	55	1,810
RR Donnelley & Sons Co.	129	1,562
Steelcase, Inc., Class A	124	2,077
Stericycle, Inc.*	76	6,300
Team, Inc.(a) *	1	27
Tetra Tech, Inc.†	32	1,307
TrueBlue, Inc.*	32	875
UniFirst Corp.†	23	3,253
Waste Management, Inc.†	434	31,647
West Corp.†	43	1,050

		108,720

Consumer Durables & Apparel — 7.9%
Callaway Golf Co.	107	1,185
Carter’s, Inc.	56	5,029
Cavco Industries, Inc.†*	25	2,910
Coach, Inc.†	279	11,531
Deckers Outdoor Corp.(a)*	46	2,748
Fossil Group, Inc.(a) *	121	2,111
Garmin Ltd. (Switzerland)†(a)	347	17,735
Hanesbrands, Inc.†	451	9,363
Hasbro, Inc.†	134	13,376
iRobot Corp.(a)*	65	4,299
La-Z-Boy, Inc.†	69	1,863
Leggett & Platt, Inc.	108	5,435
Mattel, Inc.†	418	10,705

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Michael Kors Holdings Ltd. (British Virgin Islands)†*	264	$10,061
Newell Brands, Inc.†	348	16,415
NVR, Inc.†*	6	12,641
Oxford Industries, Inc.†	21	1,202
Ralph Lauren Corp.†	124	10,121
Sturm Ruger & Co., Inc.†	35	1,874
TopBuild Corp.*	11	517
Under Armour, Inc., Class C(a)*	242	4,429
VF Corp.(a)	399	21,933
Wolverine World Wide, Inc.(a)	59	1,473

		168,956

Consumer Services — 7.8%
Aramark†	14	516
Brinker International, Inc.†	78	3,429
Carnival Corp. (Panama)†	88	5,184
Cheesecake Factory, Inc. (The)†	16	1,014
Churchill Downs, Inc.†(a)	39	6,195
Cracker Barrel Old Country Store, Inc.(a)	36	5,733
Darden Restaurants, Inc.†	134	11,212
Denny’s Corp.†*	104	1,287
DeVry Education Group, Inc.(a)	37	1,312
DineEquity, Inc.†(a)	113	6,149
Dunkin’ Brands Group, Inc.†	51	2,789
Eldorado Resorts, Inc.†*	136	2,574
Graham Holdings Co., Class B†	10	5,996
Hilton Worldwide Holdings, Inc.	27	1,578
Jack in the Box, Inc.†	85	8,646
La Quinta Holdings, Inc.†*	143	1,933
McDonald’s Corp.†	382	49,511
Restaurant Brands International, Inc. (Canada)†	36	2,007
SeaWorld Entertainment, Inc.(a)	103	1,882
Service Corp. International	49	1,513
Six Flags Entertainment Corp.	19	1,130
Sonic Corp.†(a)	286	7,253
Speedway Motorsports, Inc.†	12	226
Starbucks Corp.	72	4,204
Weight Watchers International, Inc.(a)*	280	4,360
Wendy’s Co. (The)(a)	191	2,600
Wyndham Worldwide Corp.†	157	13,234

The accompanying notes are an integral part of the financial statements.

162

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Yum! Brands, Inc.†	226	$14,441

		167,908

Energy — 3.5%
Archrock, Inc.†	203	2,517
Baker Hughes, Inc.	17	1,017
CVR Energy, Inc.(a)	36	723
Delek US Holdings, Inc.(a)	166	4,029
Diamond Offshore Drilling, Inc.(a)*	93	1,554
Dril-Quip, Inc.†*	46	2,509
Exterran Corp.*	12	377
Exxon Mobil Corp.†	84	6,889
Halliburton Co.†	150	7,382
Imperial Oil Ltd. (Canada)(a)	16	488
Kinder Morgan, Inc.†	209	4,544
McDermott International, Inc. (Panama)*	46	310
Oceaneering International, Inc.†	90	2,437
Oil States International, Inc.(a)*	37	1,227
ONEOK, Inc.†	45	2,495
REX American Resources Corp.*	23	2,081
Rowan Cos PLC, Class A(a)*	325	5,064
Ship Finance International Ltd. (Bermuda)(a)	160	2,352
Smart Sand, Inc.(a)*	26	422
Suncor Energy, Inc. (Canada)	141	4,336
Teekay Corp. (Marshall Islands)†	173	1,583
Transocean Ltd. (Switzerland)*	54	672
Valero Energy Corp.†	148	9,811
Western Refining, Inc.	29	1,017
Williams Cos., Inc. (The)†	291	8,611

		74,447

Food & Staples Retailing — 8.8%
Costco Wholesale Corp.†	25	4,192
CVS Health Corp.†	865	67,902
Ingles Markets, Inc., Class A†	29	1,251
Kroger Co. (The)†	1,264	37,275
Walgreens Boots Alliance, Inc.†	271	22,507
Wal-Mart Stores, Inc.†	652	46,996
Whole Foods Market, Inc.†(a)	302	8,975

		189,098

Food, Beverage & Tobacco — 17.8%
Altria Group, Inc.†	511	36,496
Archer-Daniels-Midland Co.†	318	14,641

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Brown-Forman Corp., Class B	106	$4,895
Calavo Growers, Inc.†	10	606
Campbell Soup Co.†	376	21,522
Coca-Cola Co. (The)†	508	21,560
Conagra Brands, Inc.†	446	17,992
Dean Foods Co.†	61	1,199
Dr Pepper Snapple Group, Inc.†	273	26,732
Fresh Del Monte Produce, Inc. (Cayman Islands)†	55	3,258
General Mills, Inc.†	441	26,023
Hershey Co. (The)†	188	20,539
Hormel Foods Corp.†(a)	643	22,267
Ingredion, Inc.	10	1,204
JM Smucker Co. (The)†	104	13,632
John B Sanfilippo & Son, Inc.(a)	6	439
Kellogg Co.†	240	17,426
McCormick & Co., Inc., non-voting shares†	184	17,949
Monster Beverage Corp.*	73	3,370
PepsiCo, Inc.†	158	17,674
Philip Morris International, Inc.†	177	19,983
Pilgrim’s Pride Corp.†	126	2,836
Pinnacle Foods, Inc.	137	7,928
Reynolds American, Inc.†	510	32,140
Snyder’s-Lance, Inc.	7	282
Tyson Foods, Inc., Class A†	468	28,880
Universal Corp.(a)	13	920

		382,393

Health Care Equipment & Services — 15.2%
Abbott Laboratories	79	3,508
Acadia Healthcare Co., Inc.†(a)*	265	11,554
Air Methods Corp.(a)*	61	2,623
Alere, Inc.†*	50	1,986
AmerisourceBergen Corp.†	67	5,930
AMN Healthcare Services, Inc.†(a)*	121	4,913
Baxter International, Inc.†	659	34,176
Boston Scientific Corp.†*	744	18,503
Cerner Corp.†(a)*	132	7,768
Chemed Corp.†(a)	31	5,663
Community Health Systems, Inc.*	189	1,676
Cooper Cos., Inc. (The)†	12	2,399
Cotiviti Holdings, Inc.†*	123	5,121
CR Bard, Inc.†	43	10,687
Danaher Corp.†	173	14,797

The accompanying notes are an integral part of the financial statements.

163

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
DaVita, Inc.†*	233	$15,837
Express Scripts Holding Co.†*	603	39,744
Haemonetics Corp.*	6	243
Halyard Health, Inc.†*	174	6,628
HCA Holdings, Inc.†*	223	19,845
Henry Schein, Inc.†*	41	6,969
Hill-Rom Holdings, Inc.†	24	1,694
HMS Holdings Corp.†*	183	3,720
ICU Medical, Inc.†*	12	1,832
Integer Holdings Corp.†*	119	4,784
Integra LifeSciences Holdings Corp.* .	30	1,264
Kindred Healthcare, Inc.†(a)	322	2,689
Laboratory Corp. of America Holdings†*	106	15,208
Masimo Corp.†*	18	1,679
McKesson Corp.†	10	1,483
MEDNAX, Inc.(a)*	50	3,469
Medtronic PLC (Ireland)†	217	17,482
Meridian Bioscience, Inc.†	105	1,449
Natus Medical, Inc.(a)*	8	314
Owens & Minor, Inc.(a)	112	3,875
Quality Systems, Inc.†*	148	2,256
Quest Diagnostics, Inc.†	148	14,532
Select Medical Holdings Corp.(a)*	146	1,949
STERIS PLC (United Kingdom)	37	2,570
Stryker Corp.†	60	7,899
Teleflex, Inc.	6	1,162
Tivity Health, Inc.(a)*	35	1,018
Veeva Systems, Inc., Class A(a)*	69	3,538
Zimmer Biomet Holdings, Inc.†	80	9,769

		326,205

Household & Personal Products — 5.3%
Avon Products, Inc.(a)*	361	1,588
Central Garden & Pet Co., Class A†*	94	3,264
Church & Dwight Co., Inc.†	245	12,218
Clorox Co. (The)†	98	13,213
Colgate-Palmolive Co.†	233	17,053
Edgewell Personal Care Co.†*	18	1,317
Energizer Holdings, Inc.	2	112
Kimberly-Clark Corp.†	271	35,672
Procter & Gamble Co. (The)†	332	29,830
Spectrum Brands Holdings, Inc.†(a)	4	556

		114,823

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Materials — 5.3%
Agrium, Inc. (Canada)	36	$3,440
Air Products & Chemicals, Inc.	9	1,218
Albemarle Corp.	53	5,599
Axalta Coating Systems Ltd. (Bermuda)*	77	2,479
Cabot Corp.†	36	2,157
Chemours Co. (The)	5	192
Chemtura Corp.†*	118	3,941
Clearwater Paper Corp.†*	27	1,512
Domtar Corp.	64	2,337
Eagle Materials, Inc.†(a)	95	9,228
EI du Pont de Nemours & Co.†	119	9,559
FMC Corp.	27	1,879
Graphic Packaging Holding Co.	244	3,140
Greif, Inc., Class A†	41	2,259
Huntsman Corp.	21	515
Ingevity Corp.†*	64	3,894
Innophos Holdings, Inc.†	59	3,184
Koppers Holdings, Inc.*	2	85
Kraton Corp.*	91	2,814
Louisiana-Pacific Corp.†*	254	6,304
LyondellBasell Industries NV, Class A (Netherlands)†	100	9,119
Monsanto Co.†	70	7,924
Multi Packaging Solutions International Ltd. (Bermuda)†*	18	323
Neenah Paper, Inc.†	28	2,092
Owens-Illinois, Inc.*	85	1,732
PolyOne Corp.	19	648
PPG Industries, Inc.†	62	6,515
Schweitzer-Mauduit International, Inc.†	71	2,941
Sealed Air Corp.	81	3,530
Silgan Holdings, Inc.	44	2,612
Sonoco Products Co.(a)	42	2,223
Summit Materials, Inc., Class A*	143	3,534
Trinseo SA (Luxembourg)†	61	4,093

		113,022

Media — 9.7%
AMC Networks, Inc., Class A†*	75	4,401
CBS Corp., Class B, non-voting shares†	362	25,108
Charter Communications, Inc., Class A*	2	655

The accompanying notes are an integral part of the financial statements.

164

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Comcast Corp., Class A†	607	$22,817
Discovery Communications, Inc., Class A†(a)*	447	13,003
Gray Television, Inc.*	131	1,900
Interpublic Group of Cos., Inc. (The)† .	483	11,867
Loral Space & Communications, Inc.†*	31	1,221
MSG Networks, Inc., Class A†*	293	6,842
News Corp., Class A	416	5,408
Omnicom Group, Inc.†(a)	233	20,087
Scripps Networks Interactive, Inc., Class A†.	94	7,367
Sinclair Broadcast Group, Inc., Class A	112	4,536
TEGNA, Inc.†	403	10,325
Time Warner, Inc.†	232	22,669
tronc, Inc.†*	76	1,058
Twenty-First Century Fox, Inc., Class A†	493	15,968
Viacom, Inc., Class B†	287	13,380
Walt Disney Co. (The)†	172	19,503

		208,115

Pharmaceuticals, Biotechnology & Life Sciences — 17.7%
AbbVie, Inc.†	396	25,803
Acorda Therapeutics, Inc.(a)*	46	966
Akorn, Inc.(a)*	22	530
Alexion Pharmaceuticals, Inc.*	9	1,091
Alkermes PLC (Ireland)(a)*	28	1,638
AMAG Pharmaceuticals, Inc.†(a)*	236	5,322
Amgen, Inc.†	142	23,298
Biogen, Inc.†*	108	29,529
Bioverativ, Inc.†*	57	3,104
Blueprint Medicines Corp.*	3	120
Bristol-Myers Squibb Co.†	190	10,332
Bruker Corp.	19	443
Celgene Corp.†*	65	8,088
Charles River Laboratories International, Inc.*	44	3,958
Coherus Biosciences, Inc.(a)*	23	486
Cytokinetics, Inc.*	3	38
Eagle Pharmaceuticals, Inc.(a)*	47	3,898
Eli Lilly & Co.†	392	32,971
Emergent BioSolutions, Inc.*	13	378
Endo International PLC (Ireland)*	208	2,321

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Exelixis, Inc.†(a)*	414	$8,971
Gilead Sciences, Inc.†	575	39,054
Horizon Pharma PLC (Ireland)(a)*	18	266
Incyte Corp., Ltd.†*	15	2,005
Ionis Pharmaceuticals, Inc.(a)*	109	4,382
Ironwood Pharmaceuticals, Inc.(a)*	141	2,406
Jazz Pharmaceuticals PLC (Ireland)*	15	2,177
Johnson & Johnson†	358	44,589
Lannett Co., Inc.†(a)*	362	8,091
Ligand Pharmaceuticals, Inc.†(a)*	46	4,869
Merck & Co., Inc.†	464	29,483
MiMedx Group, Inc.(a)*	48	457
Mylan NV (Netherlands)*	153	5,966
Myriad Genetics, Inc.†(a)*	247	4,742
PerkinElmer, Inc.	43	2,497
Pfizer, Inc.†	893	30,550
PRA Health Sciences, Inc.†*	39	2,544
Prestige Brands Holdings, Inc.†*	107	5,945
Progenics Pharmaceuticals, Inc.(a)*	281	2,653
QIAGEN NV (Netherlands)	12	348
Repligen Corp.†*	107	3,766
Seattle Genetics, Inc.(a)*	35	2,200
Sucampo Pharmaceuticals, Inc., Class A(a)*	68	748
Supernus Pharmaceuticals, Inc.(a)*	37	1,158
United Therapeutics Corp.†*	45	6,092
Vanda Pharmaceuticals, Inc.*	79	1,106
VWR Corp.†*	46	1,297
Xencor, Inc.†*	147	3,516
Zoetis, Inc.	70	3,736

		379,928

Retailing — 10.9%
Aaron’s, Inc.†	168	4,996
Abercrombie & Fitch Co., Class A(a)	79	943
American Eagle Outfitters, Inc.	25	351
Asbury Automotive Group, Inc.†*	62	3,726
AutoNation, Inc.(a)*	175	7,401
AutoZone, Inc.†*	34	24,584
Bed Bath & Beyond, Inc.†(a)	285	11,246
Best Buy Co., Inc.†(a)	99	4,866
Buckle, Inc. (The)(a)	77	1,432
Camping World Holdings, Inc., Class A(a)	13	419

The accompanying notes are an integral part of the financial statements.

165

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Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Dick’s Sporting Goods, Inc.(a)	7	$341
Dillard’s, Inc., Class A(a)	38	1,985
Dollar General Corp.†	96	6,694
Dollar Tree, Inc.†*	65	5,100
Expedia, Inc.	2	252
Foot Locker, Inc.†	60	4,489
Gap, Inc. (The)†(a)	392	9,522
Genuine Parts Co.†	115	10,627
Group 1 Automotive, Inc.†	29	2,148
Home Depot, Inc. (The)	9	1,322
HSN, Inc.†	184	6,826
Kohl’s Corp.†	46	1,831
L Brands, Inc.†	142	6,688
Liberty Interactive Corp. QVC Group, Class A†*	113	2,262
Lowe’s Cos., Inc.	5	411
Macy’s, Inc.	37	1,097
Nordstrom, Inc.†	47	2,189
Nutrisystem, Inc.†	115	6,382
Office Depot, Inc.	891	4,157
O’Reilly Automotive, Inc.†*	53	14,302
Pool Corp.	33	3,938
Priceline Group, Inc. (The)†*	2	3,560
Ross Stores, Inc.†	266	17,521
Signet Jewelers, Ltd. (Bermuda)	17	1,178
Staples, Inc.†	707	6,200
Target Corp.†	353	19,482
Tiffany & Co.(a)	58	5,527
TJX Cos., Inc. (The)†	248	19,612
Tractor Supply Co.†	123	8,483
Vitamin Shoppe, Inc.†*	69	1,390

		235,480

Semiconductors & Semiconductor Equipment — 5.5%
Amkor Technology, Inc.*	298	3,454
Analog Devices, Inc.†	115	9,424
Applied Materials, Inc.†	19	739
Cabot Microelectronics Corp.	1	77
Cirrus Logic, Inc.†(a) *	130	7,890
Diodes, Inc.*	3	72
Exar Corp.*	3	39
Intel Corp.†	747	26,944
KLA-Tencor Corp.†	147	13,975
Lam Research Corp.†	9	1,155

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Marvell Technology Group Ltd. (Bermuda)	153	$2,335
Microchip Technology, Inc.†(a)	81	5,976
MKS Instruments, Inc.	65	4,469
QUALCOMM, Inc.†	422	24,198
Skyworks Solutions, Inc.†	39	3,821
Texas Instruments, Inc.†	179	14,420

		118,988

Software & Services — 10.9%
Accenture PLC, Class A (Ireland)	76	9,111
Adobe Systems, Inc.*	10	1,301
Akamai Technologies, Inc.†*	11	657
Alphabet, Inc., Class A*	3	2,543
ANSYS, Inc.†(a)*	46	4,916
Aspen Technology, Inc.†*	100	5,892
Automatic Data Processing, Inc.	3	307
Bankrate, Inc.*	6	58
Booz Allen Hamilton Holding Corp.†	73	2,584
CA, Inc.†	649	20,586
CACI International, Inc., Class A*	1	117
Cadence Design Systems, Inc.*	50	1,570
CDK Global, Inc.†	129	8,386
CGI Group, Inc., Class A (Canada)†*	62	2,972
Citrix Systems, Inc.†*	60	5,003
CommerceHub, Inc., Class A†*	45	697
Conduent, Inc.*	183	3,071
Convergys Corp.†(a)	78	1,650
CoreLogic, Inc.*	29	1,181
CSG Systems International, Inc.†	52	1,966
CSRA, Inc.†	126	3,690
DST Systems, Inc.	28	3,430
eBay, Inc.†*	334	11,212
Facebook, Inc., Class A†*	26	3,693
Fair Isaac Corp.†	23	2,966
Fidelity National Information Services, Inc.†	168	13,376
Gigamon, Inc.*	48	1,706
Globant SA (Luxembourg)(a)*	8	291
GrubHub, Inc.*	2	66
IAC/InterActiveCorp.*	65	4,792
International Business Machines Corp.†	56	9,752
j2 Global, Inc.†	31	2,601
LogMeIn, Inc.	28	2,730

The accompanying notes are an integral part of the financial statements.

166

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Manhattan Associates, Inc.†*	108	$5,621
MAXIMUS, Inc.†	21	1,306
Monotype Imaging Holdings, Inc.†	63	1,266
NIC, Inc.†	124	2,505
Nuance Communications, Inc.*	75	1,298
Open Text Corp. (Canada)	85	2,891
Oracle Corp.†	57	2,543
Paychex, Inc.†	148	8,717
Progress Software Corp.†	110	3,196
Qualys, Inc.*	9	341
Science Applications International Corp.(a)	62	4,613
Shutterstock, Inc.*	6	248
SS&C Technologies Holdings, Inc.	1	35
Stamps.com, Inc.†(a)*	44	5,207
Synchronoss Technologies, Inc.(a)*	63	1,537
Synopsys, Inc.†*	103	7,429
Teradata Corp.†(a)*	106	3,299
TiVo Corp.	111	2,081
Trade Desk, Inc. (The), Class A*	102	3,800
Travelport Worldwide Ltd. (Bermuda)†	107	1,259
Tyler Technologies, Inc.(a)*	5	773
VeriSign, Inc.†*	29	2,526
VMware, Inc., Class A†(a)*	95	8,753
Web.com Group, Inc.*	25	482
WebMD Health Corp.†(a)*	210	11,063
Western Union Co. (The)†(a)	731	14,876
WEX, Inc.*	20	2,070

		234,608

Technology Hardware & Equipment — 10.4%
Amphenol Corp., Class A	23	1,637
Anixter International, Inc.*	27	2,141
Apple, Inc.†	281	40,369
Applied Optoelectronics, Inc.(a)*	10	562
AVX Corp.†	95	1,556
Belden, Inc.	4	277
Benchmark Electronics, Inc.†*	141	4,484
CDW Corp.†	28	1,616
Cisco Systems, Inc.†	924	31,231
CommScope Holding Co., Inc.†*	38	1,585
Corning, Inc.†	728	19,656
F5 Networks, Inc.†*	52	7,414
FLIR Systems, Inc.†	223	8,090

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Harris Corp.†	13	$1,447
HP, Inc.†	95	1,699
Insight Enterprises, Inc.*	10	411
InterDigital, Inc.†(a)	121	10,442
Itron, Inc.*	4	243
Juniper Networks, Inc.†	641	17,839
Keysight Technologies, Inc.†*	135	4,879
Motorola Solutions, Inc.†	236	20,348
NCR Corp.†*	176	8,040
NetApp, Inc.	47	1,967
NETGEAR, Inc.†*	34	1,685
Plantronics, Inc.†	70	3,788
Plexus Corp.*	7	405
ScanSource, Inc.†*	59	2,316
Seagate Technology PLC (Ireland)†	80	3,674
TTM Technologies, Inc.(a)*	149	2,403
Vishay Intertechnology, Inc.†	371	6,103
Western Digital Corp.†	23	1,898
Xerox Corp.†	1,341	9,843
Zebra Technologies Corp., Class A*	40	3,650

		223,698

Telecommunication Services — 4.1%
AT&T, Inc.†	643	26,717
BCE, Inc. (Canada)	11	487
Frontier Communications Corp.(a)	1,878	4,019
Intelsat SA (Luxembourg)*	1	4
Level 3 Communications, Inc.†*	127	7,267
Rogers Communications, Inc., Class B (Canada)	26	1,150
Sprint Corp.(a)*	166	1,441
United States Cellular Corp.†*	38	1,419
Verizon Communications, Inc.†	911	44,411
Vonage Holdings Corp.*	162	1,024

		87,939

Transportation — 3.7%
Canadian Pacific Railway Ltd. (Canada)	22	3,232
CH Robinson Worldwide, Inc.†(a)	134	10,357
Delta Air Lines, Inc.†	175	8,043
Expeditors International of Washington, Inc.†	201	11,355
Hawaiian Holdings, Inc.†*	113	5,249
Heartland Express, Inc.†	186	3,729
Kirby Corp.(a)*	11	776

The accompanying notes are an integral part of the financial statements.

167

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Matson, Inc.†	31	$985
Norfolk Southern Corp.	38	4,255
Old Dominion Freight Line, Inc.	47	4,022
Ryder System, Inc.†	84	6,337
Saia, Inc.*	10	443
Union Pacific Corp.†	95	10,062
United Continental Holdings, Inc.†*	25	1,766
XPO Logistics, Inc.†*	199	9,530

		80,141

TOTAL COMMON STOCKS (Cost $3,577,492)		3,778,425

	Par Value
CORPORATE BONDS AND NOTES — 0.0%
Capital Goods — 0.0%
Mueller Industries, Inc. 6.00%, 03/01/2027	$275	273

TOTAL CORPORATE BONDS AND NOTES (Cost $275)		273

TOTAL LONG POSITIONS - 175.8%		3,778,698

(Cost $3,577,767)
	Number of Shares
SHORT POSITIONS — (75.9)%
COMMON STOCKS — (75.9)%
Automobiles & Components — (1.3)%
Adient PLC (Ireland)	(88)	(6,395)
Cooper Tire & Rubber Co.	(40)	(1,774)
Dana, Inc.	(80)	(1,545)
Fox Factory Holding Corp.*	(108)	(3,100)
Gentherm, Inc.*	(79)	(3,101)
Metaldyne Performance Group, Inc.	(14)	(320)
Modine Manufacturing Co.*	(45)	(549)
Superior Industries International, Inc.	(10)	(254)
Tesla, Inc.*	(39)	(10,854)

		(27,892)

Capital Goods — (9.2)%
AAON, Inc.	(56)	(1,980)
AAR Corp.	(119)	(4,002)
Actuant Corp., Class A	(86)	(2,266)
Acuity Brands, Inc.	(17)	(3,468)
AECOM*	(150)	(5,338)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Aegion Corp.*	(100)	$(2,291)
Albany International Corp., Class A	(37)	(1,704)
Apogee Enterprises, Inc.	(10)	(596)
Axon Enterprise, Inc.*	(153)	(3,487)
Babcock & Wilcox Enterprises, Inc.*	(25)	(234)
Beacon Roofing Supply, Inc.*	(40)	(1,966)
Briggs & Stratton Corp.	(46)	(1,033)
BWX Technologies, Inc.	(24)	(1,142)
CAE, Inc. (Canada)	(47)	(719)
Chicago Bridge & Iron Co. NV (Netherlands)	(144)	(4,428)
CIRCOR International, Inc.	(26)	(1,545)
Colfax Corp.*	(30)	(1,178)
Comfort Systems USA, Inc.	(7)	(256)
Cubic Corp.	(14)	(739)
Douglas Dynamics, Inc.	(58)	(1,778)
Dover Corp.	(45)	(3,616)
Dycom Industries, Inc.*	(44)	(4,090)
Encore Wire Corp.	(1)	(46)
Energy Recovery, Inc.*	(170)	(1,414)
EnPro Industries, Inc.	(56)	(3,985)
Esterline Technologies Corp.*	(13)	(1,119)
Fastenal Co.	(22)	(1,133)
Federal Signal Corp.	(157)	(2,168)
Flowserve Corp.	(9)	(436)
Franklin Electric Co., Inc.	(31)	(1,335)
GMS, Inc.*	(68)	(2,383)
Granite Construction, Inc.	(64)	(3,212)
Herc Holdings, Inc.*	(177)	(8,653)
Hyster-Yale Materials Handling, Inc.	(27)	(1,522)
Insteel Industries, Inc.	(10)	(361)
John Bean Technologies Corp.	(55)	(4,837)
Johnson Controls International PLC (Ireland)	(10)	(421)
Joy Global, Inc.	(37)	(1,045)
KBR, Inc.	(282)	(4,238)
Kennametal, Inc.	(212)	(8,317)
KLX, Inc.*	(163)	(7,286)
Kratos Defense & Security Solutions, Inc.*	(120)	(934)
Manitowoc Co., Inc. (The)*	(1,089)	(6,207)
Masonite International Corp. (Canada)*	(44)	(3,487)
MasTec, Inc.*	(20)	(801)

The accompanying notes are an integral part of the financial statements.

168

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Mercury Systems, Inc.*	(124)	$(4,842)
Meritor, Inc.*	(133)	(2,278)
Mueller Industries, Inc.	(33)	(1,130)
Mueller Water Products, Inc., Class A	(9)	(106)
National Presto Industries, Inc.	(4)	(409)
Navistar International Corp.*	(201)	(4,949)
NCI Building Systems, Inc.*	(9)	(154)
NOW, Inc.*	(38)	(644)
Patrick Industries, Inc.*	(44)	(3,120)
PGT Innovations.*	(15)	(161)
Ply Gem Holdings, Inc.*	(53)	(1,044)
Primoris Services Corp.	(34)	(789)
Proto Labs, Inc.*	(46)	(2,351)
Quanta Services, Inc.*	(42)	(1,559)
Raven Industries, Inc.	(5)	(145)
Rexnord Corp.*	(83)	(1,916)
Roper Technologies, Inc.	(35)	(7,227)
Sensata Technologies Holding NV (Netherlands)*	(84)	(3,668)
SiteOne Landscape Supply, Inc.*	(97)	(4,696)
SPX Corp.*	(19)	(461)
SPX FLOW, Inc.*	(64)	(2,221)
Sunrun, Inc.*	(643)	(3,472)
Tennant Co.	(29)	(2,107)
Textainer Group Holdings Ltd. (Bermuda)	(38)	(581)
Thermon Group Holdings, Inc.*	(60)	(1,250)
Timken Co. (The)	(30)	(1,356)
Titan International, Inc.	(26)	(269)
Toro Co. (The)	(17)	(1,062)
Trinity Industries, Inc.	(268)	(7,115)
Triumph Group, Inc.	(218)	(5,614)
Universal Forest Products, Inc.	(10)	(985)
Valmont Industries, Inc.	(11)	(1,710)
WABCO Holdings, Inc.*	(18)	(2,114)
Wabtec Corp.	(129)	(10,062)
Welbilt, Inc.*	(46)	(903)
Woodward, Inc.	(43)	(2,921)

		(198,587)

Commercial & Professional Services — (3.5)%
ABM Industries, Inc.	(1)	(44)
Acco Brands Corp.*	(104)	(1,368)
Advanced Disposal Services, Inc.*	(13)	(294)
Advisory Board Co. (The)*	(230)	(10,764)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Brady Corp., Class A	(16)	$(618)
CEB, Inc.	(80)	(6,288)
Clean Harbors, Inc.*	(161)	(8,955)
Covanta Holding Corp.	(177)	(2,779)
Equifax, Inc.	(32)	(4,376)
Exponent, Inc.	(13)	(774)
Healthcare Services Group, Inc.	(129)	(5,559)
Herman Miller, Inc.	(72)	(2,272)
HNI Corp.	(64)	(2,950)
IHS Markit Ltd. (Bermuda)*	(69)	(2,895)
Insperity, Inc.	(1)	(89)
Korn/Ferry International	(192)	(6,046)
MSA Safety, Inc.	(12)	(848)
Multi-Color Corp.	(50)	(3,550)
Rollins, Inc.	(26)	(965)
TransUnion*	(59)	(2,263)
TriNet Group, Inc.*	(58)	(1,676)
US Ecology, Inc.	(49)	(2,296)
WageWorks, Inc.*	(92)	(6,652)

		(74,321)

Consumer Durables & Apparel — (1.9)%
Brunswick Corp.	(8)	(490)
Columbia Sportswear Co.	(22)	(1,292)
Ethan Allen Interiors, Inc.	(18)	(552)
G-III Apparel Group Ltd.*	(320)	(7,005)
Gildan Activewear, Inc. (Canada)	(99)	(2,677)
Helen Of Troy Ltd. (Bermuda)*	(33)	(3,109)
Lululemon Athletica, Inc.*	(88)	(4,565)
Mohawk Industries, Inc.*	(20)	(4,590)
Nautilus, Inc.*	(50)	(912)
NIKE, Inc., Class B	(82)	(4,570)
Polaris Industries, Inc.	(51)	(4,274)
PVH Corp.	(31)	(3,208)
Skechers U.S.A., Inc., Class A*	(38)	(1,043)
Steven Madden Ltd.*	(34)	(1,311)
Vista Outdoor, Inc.*	(63)	(1,297)

		(40,895)

Consumer Services — (4.3)%
BJ’s Restaurants, Inc.*	(119)	(4,808)
Bloomin’ Brands, Inc.	(253)	(4,992)
Bob Evans Farms, Inc.	(9)	(584)
Boyd Gaming Corp.*	(405)	(8,914)
Bright Horizons Family Solutions, Inc.*	(28)	(2,030)

The accompanying notes are an integral part of the financial statements.

169

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Career Education Corp.*	(3)	$(26)
Chegg, Inc.*	(147)	(1,241)
Chipotle Mexican Grill, Inc.*	(29)	(12,920)
ClubCorp Holdings, Inc.	(117)	(1,878)
Dave & Buster’s Entertainment, Inc.*	(151)	(9,225)
Del Taco Restaurants, Inc.*	(2)	(25)
Fiesta Restaurant Group, Inc.*	(73)	(1,767)
Grand Canyon Education, Inc.*	(9)	(644)
Houghton Mifflin Harcourt Co.*	(78)	(792)
Hyatt Hotels Corp., Class A*	(160)	(8,637)
ILG, Inc.	(89)	(1,865)
K12, Inc.*	(1)	(19)
Marcus Corp. (The)	(7)	(225)
MGM Resorts International	(180)	(4,932)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(16)	(812)
Panera Bread Co., Class A*	(12)	(3,142)
Planet Fitness, Inc., Class A	(42)	(809)
Red Robin Gourmet Burgers, Inc.*	(19)	(1,111)
Red Rock Resorts, Inc., Class A	(18)	(399)
Ruth’s Hospitality Group, Inc.	(1)	(20)
ServiceMaster Global Holdings, Inc.*	(14)	(584)
Shake Shack, Inc., Class A*	(314)	(10,488)
Texas Roadhouse, Inc.	(92)	(4,097)
Wingstop, Inc.	(94)	(2,658)
Wynn Resorts Ltd.	(18)	(2,063)

		(91,707)

Energy — (4.0)%
Alon USA Energy, Inc.	(259)	(3,157)
Atwood Oceanics, Inc.*	(217)	(2,068)
Basic Energy Services, Inc.*	(51)	(1,701)
Bristow Group, Inc.	(116)	(1,764)
C&J Energy Services, Inc.*	(36)	(1,226)
Cameco Corp. (Canada)	(69)	(764)
Cenovus Energy, Inc. (Canada)	(336)	(3,797)
Cheniere Energy, Inc.*	(124)	(5,861)
Enbridge, Inc. (Canada)	(20)	(837)
Forum Energy Technologies, Inc.*	(136)	(2,815)
Frank’s International NV (Netherlands)	(70)	(740)
Green Plains, Inc.	(76)	(1,881)
Helix Energy Solutions Group, Inc.*	(559)	(4,343)
Helmerich & Payne, Inc.	(39)	(2,596)
Marathon Petroleum Corp.	(40)	(2,022)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
National Oilwell Varco, Inc.	(69)	$(2,766)
Newpark Resources, Inc.*	(66)	(535)
Noble Corp. PLC (United Kingdom)	(1,189)	(7,360)
Occidental Petroleum Corp.	(191)	(12,102)
Pembina Pipeline Corp. (Canada)	(69)	(2,188)
Precision Drilling Corp. (Canada)*	(1,441)	(6,801)
RPC, Inc.	(84)	(1,538)
SemGroup Corp., Class A	(41)	(1,476)
Superior Energy Services, Inc.*	(530)	(7,558)
US Silica Holdings, Inc.	(94)	(4,511)
World Fuel Services Corp.	(104)	(3,770)

		(86,177)

Food & Staples Retailing — (1.0)%
Casey’s General Stores, Inc.	(42)	(4,714)
Performance Food Group Co.*	(191)	(4,546)
PriceSmart, Inc.	(6)	(553)
Rite Aid Corp.*	(1,492)	(6,341)
Smart & Final Stores, Inc.*	(188)	(2,275)
Sprouts Farmers Market, Inc.*	(41)	(948)
United Natural Foods, Inc.*	(58)	(2,507)
Weis Markets, Inc.	(1)	(60)

		(21,944)

Food, Beverage & Tobacco — (3.3)%
B&G Foods, Inc.	(104)	(4,186)
Blue Buffalo Pet Products, Inc.*	(202)	(4,646)
Coca-Cola Bottling Co. Consolidated	(21)	(4,326)
Constellation Brands, Inc., Class A	(27)	(4,376)
Cott Corp. (Canada)	(149)	(1,842)
Darling Ingredients, Inc.*	(348)	(5,053)
Farmer Brothers Co.*	(13)	(460)
Kraft Heinz Co. (The)	(60)	(5,449)
Lamb Weston Holdings, Inc.	(131)	(5,510)
Mead Johnson Nutrition Co.	(90)	(8,017)
MGP Ingredients, Inc.	(91)	(4,935)
Molson Coors Brewing Co., Class B	(22)	(2,106)
National Beverage Corp.	(1)	(84)
Post Holdings, Inc.*	(90)	(7,877)
Tootsie Roll Industries, Inc.	(34)	(1,277)
Vector Group Ltd.	(114)	(2,371)
WhiteWave Foods Co. (The)*	(133)	(7,468)

		(69,983)

Health Care Equipment & Services — (5.9)%
ABIOMED, Inc.*	(23)	(2,880)

The accompanying notes are an integral part of the financial statements.

170

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March 31, 2017

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Amedisys, Inc.*	(61)	$(3,116)
athenahealth, Inc.*	(29)	(3,268)
AtriCure, Inc.*	(6)	(115)
BioTelemetry, Inc.*	(24)	(695)
Cardiovascular Systems, Inc.*	(134)	(3,789)
Cerus Corp.*	(347)	(1,544)
DENTSPLY SIRONA, Inc.	(16)	(999)
DexCom, Inc.*	(128)	(10,845)
Diplomat Pharmacy, Inc.*	(424)	(6,763)
Endologix, Inc.*	(547)	(3,960)
Ensign Group, Inc. (The)	(149)	(2,801)
Envision Healthcare Corp.*	(174)	(10,670)
Evolent Health, Inc., Class A*	(204)	(4,549)
GenMark Diagnostics, Inc.*	(1)	(13)
Glaukos Corp.*	(23)	(1,180)
Globus Medical, Inc., Class A*	(27)	(800)
Insulet Corp.*	(167)	(7,196)
K2M Group Holdings, Inc.*	(148)	(3,035)
Medidata Solutions, Inc.*	(11)	(635)
Merit Medical Systems, Inc.*	(67)	(1,936)
National Healthcare Corp.	(14)	(998)
Nevro Corp.*	(71)	(6,653)
Novocure Ltd. (Jersey)*	(157)	(1,272)
NxStage Medical, Inc.*	(155)	(4,159)
Omnicell, Inc.*	(71)	(2,886)
OraSure Technologies, Inc.*	(48)	(621)
Patterson Cos., Inc.	(143)	(6,468)
Penumbra, Inc.*	(85)	(7,093)
PharMerica Corp.*	(19)	(445)
Quidel Corp.*	(71)	(1,607)
Spectranetics Corp. (The)*	(210)	(6,116)
Surgery Partners, Inc.*	(60)	(1,170)
Teladoc, Inc.*	(57)	(1,425)
Tenet Healthcare Corp.*	(430)	(7,615)
Universal Health Services, Inc., Class B	(43)	(5,351)
VCA, Inc.*	(17)	(1,556)
Zeltiq Aesthetics, Inc.*	(27)	(1,501)

		(127,725)

Household & Personal Products — (0.3)%
Coty, Inc., Class A	(206)	(3,735)
Revlon, Inc., Class A*	(26)	(724)
WD-40 Co.	(11)	(1,198)

		(5,657)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Materials — (6.6)%
Ashland Global Holdings, Inc.	(10)	$(1,238)
Avery Dennison Corp.	(15)	(1,209)
Balchem Corp.	(78)	(6,429)
Ball Corp.	(36)	(2,673)
Calgon Carbon Corp.	(2)	(29)
Celanese Corp., Class A	(114)	(10,243)
CF Industries Holdings, Inc.	(448)	(13,149)
Chase Corp.	(11)	(1,049)
Crown Holdings, Inc.*	(170)	(9,002)
Eastman Chemical Co.	(176)	(14,221)
Ecolab, Inc.	(18)	(2,256)
Ferro Corp.*	(17)	(258)
Flotek Industries, Inc.*	(361)	(4,617)
HB Fuller Co.	(2)	(103)
Headwaters, Inc.*	(215)	(5,048)
International Flavors & Fragrances, Inc.	(4)	(530)
International Paper Co.	(203)	(10,308)
Kronos Worldwide, Inc.	(83)	(1,364)
Methanex Corp. (Canada)	(127)	(5,956)
Mosaic Co. (The)	(16)	(467)
NewMarket Corp.	(17)	(7,705)
Packaging Corp. of America	(18)	(1,649)
PH Glatfelter Co.	(97)	(2,109)
Potash Corp. of Saskatchewan, Inc. (Canada)	(571)	(9,753)
RPM International, Inc.	(3)	(165)
Sensient Technologies Corp.	(4)	(317)
Tredegar Corp.	(34)	(597)
Tronox Ltd., Class A (Australia)	(509)	(9,391)
US Concrete, Inc.*	(85)	(5,487)
Valspar Corp. (The)	(26)	(2,884)
Valvoline, Inc.	(12)	(295)
Westlake Chemical Corp.	(61)	(4,029)
WR Grace & Co.	(112)	(7,807)

		(142,337)

Media — (1.6)%
AMC Entertainment Holdings, Inc., Class A	(180)	(5,661)
Cinemark Holdings, Inc.	(17)	(754)
Entravision Communications Corp., Class A	(143)	(887)
EW Scripps Co. (The), Class A*	(190)	(4,454)
Gannett Co., Inc.	(362)	(3,034)

The accompanying notes are an integral part of the financial statements.

171

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Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
John Wiley & Sons, Inc., Class A	(68)	$(3,658)
Live Nation Entertainment, Inc.*	(139)	(4,221)
MDC Partners, Inc., Class A (Canada)	(2)	(19)
Meredith Corp.	(1)	(65)
National CineMedia, Inc.	(99)	(1,250)
New Media Investment Group, Inc.	(38)	(540)
New York Times Co. (The), Class A	(23)	(331)
Scholastic Corp.	(7)	(298)
Shaw Communications, Inc., Class B (Canada)	(177)	(3,667)
Sirius XM Holdings, Inc.	(312)	(1,607)
World Wrestling Entertainment, Inc., Class A	(137)	(3,044)

		(33,490)

Pharmaceuticals, Biotechnology & Life Sciences — (5.9)%
Accelerate Diagnostics, Inc.*	(54)	(1,307)
Acceleron Pharma, Inc.*	(50)	(1,324)
Achaogen, Inc.*	(45)	(1,135)
Achillion Pharmaceuticals, Inc.*	(601)	(2,530)
Aclaris Therapeutics, Inc.*	(2)	(60)
Aduro Biotech, Inc.*	(3)	(32)
Aerie Pharmaceuticals, Inc.*	(100)	(4,535)
Agios Pharmaceuticals, Inc.*	(74)	(4,322)
Aimmune Therapeutics, Inc.*	(42)	(913)
Alder Biopharmaceuticals, Inc.*	(290)	(6,032)
Alnylam Pharmaceuticals, Inc.*	(30)	(1,538)
Amicus Therapeutics, Inc.*	(626)	(4,463)
Amphastar Pharmaceuticals, Inc.*	(30)	(435)
Atara Biotherapeutics, Inc.*	(1)	(21)
Bio-Rad Laboratories, Inc., Class A*	(13)	(2,591)
Bio-Techne Corp.	(7)	(712)
Dermira, Inc.*	(105)	(3,582)
Five Prime Therapeutics, Inc.*	(48)	(1,735)
Foundation Medicine, Inc.*	(70)	(2,258)
Heron Therapeutics, Inc.*	(321)	(4,815)
Illumina, Inc.*	(97)	(16,552)
Impax Laboratories, Inc.*	(54)	(683)
Inovio Pharmaceuticals, Inc.*	(63)	(417)
Insmed, Inc.*	(163)	(2,854)
Intercept Pharmaceuticals, Inc.*	(13)	(1,470)
Intra-Cellular Therapies, Inc.*	(284)	(4,615)
Juno Therapeutics, Inc.*	(27)	(599)
Keryx Biopharmaceuticals, Inc.*	(112)	(690)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
La Jolla Pharmaceutical Co.*	(1)	$(30)
Lexicon Pharmaceuticals, Inc.*	(17)	(244)
Luminex Corp.	(96)	(1,763)
Medicines Co. (The)*	(136)	(6,650)
Momenta Pharmaceuticals, Inc.*	(42)	(561)
Nektar Therapeutics*	(503)	(11,805)
NeoGenomics, Inc.*	(151)	(1,191)
PAREXEL International Corp.*	(115)	(7,258)
Prothena Corp. PLC (Ireland)*	(39)	(2,176)
Puma Biotechnology, Inc.*	(27)	(1,004)
Quintiles IMS Holdings, Inc.*	(91)	(7,328)
Radius Health, Inc.*	(40)	(1,546)
Synergy Pharmaceuticals, Inc.*	(160)	(746)
TherapeuticsMD, Inc.*	(722)	(5,198)
Theravance Biopharma, Inc. (Cayman Islands)*	(116)	(4,271)
Ultragenyx Pharmaceutical, Inc.*	(1)	(68)
Valeant Pharmaceuticals International, Inc. (Canada)*	(249)	(2,746)

		(126,805)

Retailing — (4.8)%
1-800-Flowers.com, Inc., Class A*	(52)	(530)
Ascena Retail Group, Inc.*	(199)	(848)
Barnes & Noble, Inc.	(284)	(2,627)
Burlington Stores, Inc.*	(40)	(3,892)
Caleres, Inc.	(11)	(291)
CarMax, Inc.*	(98)	(5,804)
Cato Corp. (The), Class A	(28)	(615)
Core-Mark Holding Co., Inc.	(123)	(3,836)
CST Brands, Inc.	(121)	(5,819)
Finish Line, Inc. (The), Class A	(423)	(6,019)
Five Below, Inc.*	(139)	(6,020)
Francesca’s Holdings Corp.*	(21)	(322)
Fred’s, Inc., Class A	(383)	(5,017)
Genesco, Inc.*	(128)	(7,098)
Groupon, Inc.*	(875)	(3,439)
Guess?, Inc.	(558)	(6,222)
Hibbett Sports, Inc.*	(25)	(738)
Lithia Motors, Inc., Class A	(61)	(5,225)
Lumber Liquidators Holdings, Inc.*	(74)	(1,553)
MarineMax, Inc.*	(20)	(433)
Monro Muffler Brake, Inc.	(20)	(1,042)
Netflix, Inc.*	(50)	(7,390)

The accompanying notes are an integral part of the financial statements.

172

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Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Ollie’s Bargain Outlet Holdings, Inc.*	(178)	$(5,963)
Pier 1 Imports, Inc.	(82)	(587)
RH*	(119)	(5,505)
Sonic Automotive, Inc., Class A	(19)	(381)
Tile Shop Holdings, Inc.	(190)	(3,658)
Ulta Beauty, Inc.*	(1)	(285)
Wayfair, Inc., Class A*	(283)	(11,459)
Zumiez, Inc.*	(28)	(512)

		(103,130)

Semiconductors & Semiconductor Equipment — (2.5)%
Cavium, Inc.*	(44)	(3,153)
Entegris, Inc.*	(17)	(398)
First Solar, Inc.*	(328)	(8,889)
FormFactor, Inc.*	(233)	(2,761)
Impinj, Inc.*	(197)	(5,963)
Inphi Corp.*	(143)	(6,981)
Integrated Device Technology, Inc.*	(24)	(568)
Lattice Semiconductor Corp.*	(368)	(2,547)
MACOM Technology Solutions Holdings, Inc., Class H*	(19)	(918)
MaxLinear, Inc., Class A*	(18)	(505)
Micron Technology, Inc.*	(280)	(8,092)
ON Semiconductor Corp.*	(41)	(635)
Synaptics, Inc.*	(102)	(5,050)
Veeco Instruments, Inc.*	(155)	(4,627)
Xilinx, Inc.	(10)	(579)
Xperi Corp.	(96)	(3,259)

		(54,925)

Software & Services — (10.2)%
2U, Inc.*	(8)	(317)
8x8, Inc.*	(32)	(488)
A10 Networks, Inc.*	(133)	(1,217)
Aci Worldwide, Inc.*	(143)	(3,059)
Acxiom Corp.*	(161)	(4,584)
Alliance Data Systems Corp.	(41)	(10,209)
Autodesk, Inc.*	(124)	(10,722)
Benefitfocus, Inc.*	(63)	(1,761)
Black Knight Financial Services, Inc., Class A*	(66)	(2,528)
Blackhawk Network Holdings, Inc.*	(242)	(9,825)
Blackline, Inc.*	(11)	(327)
Box, Inc., Class A*	(234)	(3,816)
Callidus Software, Inc.*	(240)	(5,124)
Computer Sciences Corp.	(7)	(483)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Cornerstone OnDemand, Inc.*	(50)	$(1,944)
Coupa Software, Inc.*	(5)	(127)
FireEye, Inc.*	(979)	(12,345)
FleetCor Technologies, Inc.*	(2)	(303)
Gartner, Inc.*	(78)	(8,423)
Gogo, Inc.*	(432)	(4,752)
Hortonworks, Inc.*	(143)	(1,403)
HubSpot, Inc.*	(115)	(6,963)
Imperva, Inc.*	(152)	(6,240)
Instructure, Inc.*	(81)	(1,895)
Leidos Holdings, Inc.	(28)	(1,432)
New Relic, Inc.*	(131)	(4,856)
Pandora Media, Inc.*	(923)	(10,901)
Paycom Software, Inc.*	(17)	(978)
Paylocity Holding Corp.*	(77)	(2,974)
PayPal Holdings, Inc.*	(173)	(7,442)
Proofpoint, Inc.*	(1)	(74)
PROS Holdings, Inc.*	(86)	(2,080)
Q2 Holdings, Inc.*	(23)	(802)
Quotient Technology, Inc.*	(209)	(1,996)
Rapid7, Inc.*	(113)	(1,693)
RingCentral, Inc., Class A*	(100)	(2,830)
Sabre Corp.	(257)	(5,446)
salesforce.com, Inc.*	(54)	(4,454)
SecureWorks Corp., Class A*	(36)	(342)
Silver Spring Networks, Inc.*	(1)	(11)
Splunk, Inc.*	(137)	(8,534)
Square, Inc., Class A*	(449)	(7,759)
Sykes Enterprises, Inc.*	(1)	(29)
Tableau Software, Inc., Class A*	(154)	(7,631)
TrueCar, Inc.*	(201)	(3,109)
Twilio, Inc., Class A*	(288)	(8,315)
Twitter, Inc.*	(101)	(1,510)
Ultimate Software Group, Inc. (The)*	(4)	(781)
Vantiv, Inc., Class A*	(23)	(1,475)
Virtusa Corp.*	(111)	(3,354)
Workday, Inc., Class A*	(123)	(10,243)
Workiva, Inc.*	(58)	(908)
Zendesk, Inc.*	(266)	(7,459)
Zynga, Inc., Class A*	(4,110)	(11,714)

		(219,987)

Technology Hardware & Equipment — (6.0)%
3D Systems Corp.*	(363)	(5,430)
Arista Networks, Inc.*	(17)	(2,249)

The accompanying notes are an integral part of the financial statements.

173

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Portfolio of Investments (Concluded)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Avnet, Inc.	(128)	$(5,857)
BlackBerry Ltd. (Canada)*	(10)	(78)
CalAmp Corp.*	(77)	(1,293)
Celestica, Inc. (Canada)*	(87)	(1,264)
Ciena Corp.*	(282)	(6,658)
Coherent, Inc.*	(33)	(6,786)
Cray, Inc.*	(167)	(3,657)
CTS Corp.	(19)	(405)
Diebold Nixdorf, Inc.	(61)	(1,873)
EchoStar Corp., Class A*	(56)	(3,189)
ePlus, Inc.*	(27)	(3,646)
Extreme Networks, Inc.*	(58)	(436)
Fitbit, Inc., Class A*	(238)	(1,409)
II-VI, Inc.*	(74)	(2,668)
Infinera Corp.*	(884)	(9,043)
InvenSense, Inc.*	(243)	(3,069)
IPG Photonics Corp.*	(33)	(3,983)
Ixia*	(51)	(1,002)
Lumentum Holdings, Inc.*	(54)	(2,881)
Nimble Storage, Inc.*	(261)	(3,262)
OSI Systems, Inc.*	(12)	(876)
Palo Alto Networks, Inc.*	(96)	(10,817)
Pure Storage, Inc., Class A*	(353)	(3,470)
Sanmina Corp.*	(6)	(244)
Stratasys Ltd. (Israel)*	(154)	(3,155)
Super Micro Computer, Inc.*	(47)	(1,191)
SYNNEX Corp.	(34)	(3,806)
TE Connectivity Ltd. (Switzerland)	(8)	(596)
Tech Data Corp.*	(47)	(4,413)
Trimble, Inc.*	(294)	(9,411)
Universal Display Corp.	(125)	(10,762)
VeriFone Systems, Inc.*	(117)	(2,191)
ViaSat, Inc.*	(128)	(8,169)

		(129,239)

Telecommunication Services — (0.8)%
ATN International, Inc.	(42)	(2,958)
Cincinnati Bell, Inc.*	(136)	(2,407)
Consolidated Communications Holdings, Inc.	(10)	(234)
General Communication, Inc., Class A*	(1)	(21)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Iridium Communications, Inc.*	(456)	$(4,400)
ORBCOMM, Inc.*	(61)	(583)
Shenandoah Telecommunications Co.	(134)	(3,759)
Windstream Holdings, Inc.	(512)	(2,790)

		(17,152)

Transportation — (2.8)%
Air Transport Services Group, Inc.*	(136)	(2,183)
Allegiant Travel Co.	(11)	(1,763)
ArcBest Corp.	(31)	(806)
Atlas Air Worldwide Holdings, Inc.*	(84)	(4,658)
Echo Global Logistics, Inc.*	(21)	(448)
Genesee & Wyoming, Inc., Class A*	(144)	(9,772)
Hub Group, Inc., Class A*	(20)	(928)
JetBlue Airways Corp.*	(77)	(1,587)
Kansas City Southern	(134)	(11,492)
Marten Transport Ltd.	(1)	(23)
SkyWest, Inc.	(188)	(6,439)
Spirit Airlines, Inc.*	(162)	(8,597)
Werner Enterprises, Inc.	(445)	(11,659)

		(60,355)

TOTAL COMMON STOCK (Proceeds $1,578,781)		(1,632,308)

TOTAL SECURITES SOLD SHORT - (75.9)%		(1,632,308)

(Proceeds $1,578,781)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		2,784

NET ASSETS - 100.0%		$2,149,174

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
*	Non-income producing.

PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

174

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Portfolio of Investments

March 31, 2017

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 184.9%
COMMON STOCKS — 184.9%
Automobiles & Components — 2.9%
BorgWarner, Inc.†(a)	689	$28,793
Delphi Automotive PLC (Jersey)†	876	70,509
General Motors Co.	2,527	89,355
Goodyear Tire & Rubber Co. (The)†	818	29,448

		218,105

Capital Goods — 19.1%
3M Co.†	426	81,507
Allegion PLC (Ireland)†	309	23,391
AMETEK, Inc.	54	2,920
Arconic, Inc.†	1,524	40,142
Boeing Co. (The)†	1,599	282,799
Caterpillar, Inc.†	103	9,554
Cummins, Inc.†	158	23,890
Emerson Electric Co.†	1,130	67,642
Fluor Corp.	452	23,784
Fortive Corp.†	437	26,316
Fortune Brands Home & Security, Inc.†	500	30,425
Honeywell International, Inc.†	2,185	272,841
Illinois Tool Works, Inc.†	113	14,969
Ingersoll-Rand PLC (Ireland)†	841	68,390
Jacobs Engineering Group, Inc.†	394	21,780
L3 Technologies, Inc.†	250	41,322
Masco Corp.†	1,031	35,044
Northrop Grumman Corp.†	148	35,200
Raytheon Co.†	767	116,968
Rockwell Collins, Inc.†	424	41,196
Snap-on, Inc.†	92	15,518
Stanley Black & Decker, Inc.†	494	65,638
Textron, Inc.†	877	41,736
TransDigm Group, Inc.(a)	32	7,045
WW Grainger, Inc.†(a)	191	44,457

		1,434,474

Commercial & Professional Services — 3.0%
Dun & Bradstreet Corp. (The)	120	12,953
Nielsen Holdings PLC (United Kingdom)†	1,161	47,961
Republic Services, Inc.†	591	37,121
Robert Half International, Inc.†	415	20,264
Stericycle, Inc.*	2	166
Waste Management, Inc.†	1,424	103,838

		222,303

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — 5.7%
Coach, Inc.†	911	$37,652
Garmin Ltd. (Switzerland)†(a)	612	31,279
Hanesbrands, Inc.†(a)	1,229	25,514
Hasbro, Inc.†	404	40,327
Leggett & Platt, Inc.†	430	21,638
Mattel, Inc.†	1,111	28,453
Michael Kors Holdings Ltd. (British Virgin Islands)†*	541	20,617
Newell Brands, Inc.†	1,566	73,868
PVH Corp.†	257	26,592
Ralph Lauren Corp.†	267	21,793
Under Armour, Inc., Class C†(a)*	1,423	26,041
VF Corp.†(a)	1,344	73,880

		427,654

Consumer Services — 3.1%
Carnival Corp. (Panama)†	299	17,614
McDonald’s Corp.†	1,269	164,475
Wyndham Worldwide Corp.†	343	28,911
Yum! Brands, Inc.†	288	18,403

		229,403

Diversified Financials — 1.2%
Berkshire Hathaway Inc., Class B*	51	8,501
CME Group, Inc.†	384	45,619
Nasdaq, Inc.†	540	37,503

		91,623

Energy — 5.2%
Apache Corp.	673	34,585
Exxon Mobil Corp.	563	46,172
Kinder Morgan, Inc.†	7,424	161,398
Newfield Exploration Co.*	646	23,844
Southwestern Energy Co.†*	1,851	15,123
Transocean Ltd. (Switzerland)(a)*	1,264	15,737
Valero Energy Corp.†	1,465	97,115

		393,974

Food & Staples Retailing — 10.1%
CVS Health Corp.†	3,443	270,276
Kroger Co. (The)	2,997	88,382
Walgreens Boots Alliance, Inc.†	1,330	110,456
Wal-Mart Stores, Inc.†	3,992	287,743

		756,857

Food, Beverage & Tobacco — 12.1%
Altria Group, Inc.†	1,564	111,701
Archer-Daniels-Midland Co.	1,791	82,458

The accompanying notes are an integral part of the financial statements.

175

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Campbell Soup Co.	990	$56,668
Conagra Brands, Inc.†	1,412	56,960
Dr Pepper Snapple Group, Inc.†	594	58,164
General Mills, Inc.†	1,141	67,330
Hershey Co. (The)†	700	76,475
Hormel Foods Corp.†(a)	1,716	59,425
JM Smucker Co. (The)	167	21,890
McCormick & Co., Inc., non-voting shares†	407	39,703
Philip Morris International, Inc.†	923	104,207
Reynolds American, Inc.†	1,562	98,437
Tyson Foods, Inc., Class A†	1,192	73,558

		906,976

Health Care Equipment & Services — 17.9%
Aetna, Inc.†	1,142	145,662
Anthem, Inc.†	855	141,400
Baxter International, Inc.†	1,751	90,807
Boston Scientific Corp.*	881	21,910
Centene Corp.†*	558	39,763
Cigna Corp.†	834	122,173
Danaher Corp.†	1,061	90,747
DaVita, Inc.†*	639	43,433
Express Scripts Holding Co.†*	2,007	132,281
HCA Holdings, Inc.†*	1,202	106,966
Henry Schein, Inc.†*	41	6,969
Humana, Inc.†	485	99,978
Laboratory Corp. of America Holdings†*	345	49,497
McKesson Corp.	2	297
Quest Diagnostics, Inc.†	434	42,614
UnitedHealth Group, Inc.†	1,256	205,997

		1,340,494

Household & Personal Products — 3.6%
Church & Dwight Co., Inc.†	838	41,791
Kimberly-Clark Corp.†	1,156	152,164
Procter & Gamble Co. (The)†	886	79,607

		273,562

Insurance — 4.8%
Aflac, Inc.	138	9,994
Allstate Corp. (The)†	273	22,247
Aon PLC (United Kingdom)†	850	100,886
Chubb Ltd. (Switzerland)†	402	54,772
Marsh & McLennan Cos., Inc.†	1,670	123,396

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Progressive Corp. (The)†	911	$35,693
Travelers Cos, Inc. (The)†	114	13,742

		360,730

Materials — 14.1%
Air Products & Chemicals, Inc.†	707	95,650
Dow Chemical Co. (The)†	3,161	200,850
EI du Pont de Nemours & Co.†	2,800	224,924
Freeport-McMoRan, Inc.†*	2,513	33,574
LyondellBasell Industries NV, Class A (Netherlands)†	1,186	108,151
Monsanto Co.†	1,423	161,084
Newmont Mining Corp.†	1,724	56,823
PPG Industries, Inc.†	834	87,637
Sealed Air Corp.	628	27,368
Sherwin-Williams Co. (The)†	164	50,871
WestRock Co.†	237	12,331

		1,059,263

Media — 9.6%
CBS Corp., Class B, non-voting shares†	1,335	92,596
Comcast Corp., Class A†	2,296	86,307
Discovery Communications, Inc., Class A†(a)*	1,904	55,387
Interpublic Group of Cos., Inc. (The)† .	1,271	31,228
News Corp., Class A†	1,887	24,531
Omnicom Group, Inc.†	761	65,606
Scripps Networks Interactive, Inc., Class A†(a)	419	32,837
TEGNA, Inc.†	696	17,832
Time Warner, Inc.†	954	93,215
Twenty-First Century Fox, Inc., Class A†	3,914	126,774
Viacom, Inc., Class B†	1,289	60,093
Walt Disney Co. (The)†	281	31,863

		718,269

Pharmaceuticals, Biotechnology & Life Sciences — 22.0%
AbbVie, Inc.†	3,181	207,274
Amgen, Inc.†	1,488	244,136
Biogen, Inc.†*	701	191,667
Eli Lilly & Co.†	2,005	168,641
Gilead Sciences, Inc.†	4,128	280,374
Johnson & Johnson†	2,017	251,217
Merck & Co., Inc.†	2,569	163,234

The accompanying notes are an integral part of the financial statements.

176

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Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Pfizer, Inc.†	4,244	$145,187

		1,651,730

Real Estate — 9.9%
Alexandria Real Estate Equities, Inc., REIT	84	9,284
Apartment Investment & Management Co., Class A, REIT†	200	8,870
AvalonBay Communities, Inc., REIT†	445	81,702
Digital Realty Trust, Inc., REIT†(a)	515	54,791
Essex Property Trust, Inc., REIT†(a)	212	49,084
Extra Space Storage, Inc., REIT†(a)	408	30,351
Federal Realty Investment Trust, REIT†	169	22,562
GGP, Inc., REIT	77	1,785
HCP, Inc., REIT	428	13,388
Iron Mountain, Inc., REIT	855	30,498
Mid-America Apartment Communities, Inc., REIT†	368	37,440
Public Storage, REIT†	375	82,091
Realty Income Corp., REIT†(a)	844	50,243
Regency Centers Corp., REIT	337	22,373
Simon Property Group, Inc., REIT	38	6,537
UDR, Inc., REIT†	867	31,437
Ventas, Inc., REIT†	879	57,170
Vornado Realty Trust, REIT	61	6,119
Welltower, Inc., REIT†	954	67,562
Weyerhaeuser Co., REIT†	2,427	82,469

		745,756

Retailing — 4.6%
AutoNation, Inc.(a)*	326	13,787
AutoZone, Inc.†*	61	44,106
Bed Bath & Beyond, Inc.†(a)	488	19,257
Best Buy Co., Inc.†	307	15,089
Dollar General Corp.†	140	9,762
Dollar Tree, Inc.*	178	13,966
Foot Locker, Inc.	357	26,707
Gap, Inc. (The)†(a)	1,279	31,067
Genuine Parts Co.†	374	34,561
Kohl’s Corp.†(a)	442	17,596
L Brands, Inc.	351	16,532
Macy’s, Inc.	48	1,423
Staples, Inc.†	1,903	16,689
Target Corp.†	486	26,822

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Tiffany & Co.(a)	208	$19,822
TJX Cos., Inc. (The)†	82	6,485
Tractor Supply Co.†	424	29,243

		342,914

Semiconductors & Semiconductor Equipment — 13.8%
Analog Devices, Inc.†	1,021	83,671
Applied Materials, Inc.†	2,048	79,667
Intel Corp.†	6,909	249,208
KLA-Tencor Corp.†	508	48,296
Lam Research Corp.†	593	76,117
QUALCOMM, Inc.†	4,796	275,003
Skyworks Solutions, Inc.†	600	58,788
Texas Instruments, Inc.†	2,043	164,584

		1,035,334

Software & Services — 3.1%
Accenture PLC, Class A (Ireland)†	282	33,806
CA, Inc.†	1,341	42,537
Citrix Systems, Inc.*	56	4,670
CSRA, Inc.†	528	15,465
eBay, Inc.†*	596	20,008
Fidelity National Information Services, Inc.	303	24,125
International Business Machines Corp.†	144	25,076
Paychex, Inc.	311	18,318
Teradata Corp.†(a)*	424	13,195
Western Union Co. (The)†(a)	1,563	31,807

		229,007

Technology Hardware & Equipment — 11.6%
Apple, Inc.†	2,051	294,647
Cisco Systems, Inc.†	6,817	230,415
Corning, Inc.†	3,005	81,135
F5 Networks, Inc.†*	208	29,655
FLIR Systems, Inc.†	442	16,036
HP, Inc.†	3,085	55,160
Juniper Networks, Inc.†	1,237	34,426
Motorola Solutions, Inc.†	535	46,128
NetApp, Inc.	270	11,300
Seagate Technology PLC (Ireland)†	958	44,001
Xerox Corp.†	3,292	24,163

		867,066

Telecommunication Services — 3.1%
Verizon Communications, Inc.†	4,779	232,976

The accompanying notes are an integral part of the financial statements.

177

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Transportation — 3.6%
Alaska Air Group, Inc.†	63	$5,810
CH Robinson Worldwide, Inc.†(a)	460	35,553
Delta Air Lines, Inc.†	2,371	108,971
Expeditors International of Washington, Inc.†	296	16,721
Ryder System, Inc.	174	13,127
Southwest Airlines Co.†	573	30,804
United Continental Holdings, Inc.†*	829	58,561

		269,547

Utilities — 0.8%
Entergy Corp.†	581	44,133
NRG Energy, Inc.†	1,024	19,149

		63,282

TOTAL COMMON STOCKS (Cost $13,374,124)		13,871,299

TOTAL LONG POSITIONS - 184.9%		13,871,299

(Cost $13,374,124)

SHORT POSITIONS — (85.4)%
COMMON STOCKS — (85.4)%
Automobiles & Components — (0.7)%
Ford Motor Co.	(2,930)	(34,105)
Harley-Davidson, Inc.	(264)	(15,972)

		(50,077)

Banks — (5.5)%
Bank of America Corp.	(4,153)	(97,969)
Citigroup, Inc.	(2,244)	(134,236)
Citizens Financial Group, Inc.	(646)	(22,319)
Comerica, Inc.	(263)	(18,037)
Fifth Third Bancorp	(794)	(20,168)
People’s United Financial, Inc.	(464)	(8,445)
PNC Financial Services Group, Inc. (The)	(358)	(43,046)
Regions Financial Corp.	(1,821)	(26,459)
SunTrust Banks, Inc.	(147)	(8,129)
Wells Fargo & Co.	(444)	(24,713)
Zions Bancorporation	(305)	(12,810)

		(416,331)

Capital Goods — (5.4)%
Acuity Brands, Inc.	(66)	(13,464)
Dover Corp.	(240)	(19,284)
Eaton Corp. PLC (Ireland)	(674)	(49,977)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Fastenal Co.	(434)	$(22,351)
Flowserve Corp.	(195)	(9,442)
General Dynamics Corp.	(119)	(22,277)
General Electric Co.	(816)	(24,317)
Johnson Controls International PLC (Ireland)	(1,403)	(59,094)
PACCAR, Inc.	(527)	(35,414)
Parker-Hannifin Corp.	(200)	(32,064)
Pentair PLC (Ireland)	(273)	(17,139)
Quanta Services, Inc.*	(227)	(8,424)
Rockwell Automation, Inc.	(193)	(30,052)
Roper Technologies, Inc.	(25)	(5,162)
United Rentals, Inc.*	(127)	(15,881)
United Technologies Corp.	(265)	(29,736)
Xylem, Inc.	(270)	(13,559)

		(407,637)

Commercial & Professional Services — (0.8)%
Cintas Corp.	(158)	(19,993)
Equifax, Inc.	(122)	(16,682)
Verisk Analytics, Inc.*	(251)	(20,366)

		(57,041)

Consumer Durables & Apparel — (1.3)%
Mohawk Industries, Inc.*	(112)	(25,703)
NIKE, Inc., Class B	(1,036)	(57,736)
Whirlpool Corp.	(90)	(15,420)

		(98,859)

Consumer Services — (1.3)%
Chipotle Mexican Grill, Inc.*	(43)	(19,157)
Marriott International, Inc., Class A	(575)	(54,154)
Starbucks Corp.	(85)	(4,963)
Wynn Resorts Ltd.	(152)	(17,421)

		(95,695)

Diversified Financials — (6.3)%
Affiliated Managers Group, Inc.	(85)	(13,935)
American Express Co.	(932)	(73,731)
Ameriprise Financial, Inc.	(232)	(30,086)
Bank of New York Mellon Corp. (The)	(1,212)	(57,243)
BlackRock, Inc.	(199)	(76,319)
Capital One Financial Corp.	(73)	(6,326)
Charles Schwab Corp. (The)	(366)	(14,936)
E*TRADE Financial Corp.*	(410)	(14,305)
Franklin Resources, Inc.	(848)	(35,735)
Invesco, Ltd. (Bermuda)	(613)	(18,776)

The accompanying notes are an integral part of the financial statements.

178

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Leucadia National Corp.	(517)	$(13,442)
Navient Corp.	(436)	(6,435)
Northern Trust Corp.	(113)	(9,784)
S&P Global, Inc.	(211)	(27,586)
State Street Corp.	(573)	(45,617)
T Rowe Price Group, Inc.	(367)	(25,011)

		(469,267)

Energy — (8.7)%
Anadarko Petroleum Corp.	(826)	(51,212)
Baker Hughes, Inc.	(627)	(37,507)
Cabot Oil & Gas Corp.	(668)	(15,972)
Chesapeake Energy Corp.*	(1,341)	(7,966)
Cimarex Energy Co.	(142)	(16,968)
Concho Resources, Inc.*	(218)	(27,978)
ConocoPhillips	(982)	(48,972)
Devon Energy Corp.	(784)	(32,708)
EOG Resources, Inc.	(589)	(57,457)
EQT Corp.	(259)	(15,825)
Helmerich & Payne, Inc.	(162)	(10,784)
Hess Corp.	(474)	(22,852)
Marathon Oil Corp.	(1,269)	(20,050)
Marathon Petroleum Corp.	(791)	(39,977)
Murphy Oil Corp.	(259)	(7,405)
National Oilwell Varco, Inc.	(567)	(22,731)
Noble Energy, Inc.	(648)	(22,252)
Occidental Petroleum Corp.	(1,145)	(72,547)
Pioneer Natural Resources Co.	(211)	(39,295)
Range Resources Corp.	(370)	(10,767)
Schlumberger Ltd. (Curacao)	(753)	(58,809)
Tesoro Corp.	(175)	(14,186)

		(654,220)

Food & Staples Retailing — (1.3)%
Costco Wholesale Corp.	(305)	(51,146)
Sysco Corp.	(809)	(42,003)
Whole Foods Market, Inc.	(111)	(3,299)

		(96,448)

Food, Beverage & Tobacco — (5.0)%
Brown-Forman Corp., Class B	(578)	(26,692)
Coca-Cola Co. (The)	(656)	(27,841)
Constellation Brands, Inc., Class A	(165)	(26,742)
Kellogg Co.	(228)	(16,555)
Kraft Heinz Co. (The)	(1,380)	(125,318)
Mead Johnson Nutrition Co.	(275)	(24,497)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Molson Coors Brewing Co., Class B	(322)	$(30,819)
Mondelez International, Inc., Class A	(2,294)	(98,826)

		(377,290)

Health Care Equipment & Services — (3.5)%
Becton Dickinson and Co.	(318)	(58,334)
Cardinal Health, Inc.	(474)	(38,655)
Cerner Corp.*	(513)	(30,190)
DENTSPLY SIRONA, Inc.	(344)	(21,479)
Edwards Lifesciences Corp.*	(317)	(29,820)
Envision Healthcare Corp.*	(176)	(10,792)
Hologic, Inc.*	(417)	(17,743)
IDEXX Laboratories, Inc.*	(133)	(20,563)
Intuitive Surgical, Inc.*	(2)	(1,533)
Patterson Cos., Inc.	(145)	(6,558)
Universal Health Services, Inc., Class B	(144)	(17,921)
Varian Medical Systems, Inc.*	(140)	(12,758)

		(266,346)

Household & Personal Products — (1.7)%
Clorox Co. (The)	(192)	(25,887)
Colgate-Palmolive Co.	(481)	(35,204)
Coty, Inc., Class A	(1,119)	(20,287)
Estee Lauder Cos., Inc. (The), Class A	(564)	(47,822)

		(129,200)

Insurance — (5.0)%
American International Group, Inc.	(1,385)	(86,466)
Arthur J Gallagher & Co.	(267)	(15,096)
Assurant, Inc.	(84)	(8,036)
Hartford Financial Services Group, Inc. (The)	(561)	(26,967)
Lincoln National Corp.	(340)	(22,253)
Loews Corp.	(348)	(16,276)
MetLife, Inc.	(1,642)	(86,730)
Prudential Financial Group, Inc.	(644)	(68,702)
Unum Group	(345)	(16,177)
Willis Towers Watson PLC (Ireland)	(205)	(26,832)

		(373,535)

Materials — (4.4)%
Albemarle Corp.	(169)	(17,853)
Avery Dennison Corp.	(133)	(10,720)
Ball Corp.	(263)	(19,530)
CF Industries Holdings, Inc.	(349)	(10,243)

The accompanying notes are an integral part of the financial statements.

179

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Eastman Chemical Co.	(220)	$(17,776)
Ecolab, Inc.	(451)	(56,528)
FMC Corp.	(201)	(13,988)
International Flavors & Fragrances, Inc.	(119)	(15,771)
International Paper Co.	(616)	(31,280)
Martin Marietta Materials, Inc.	(95)	(20,734)
Mosaic Co. (The)	(524)	(15,290)
Nucor Corp.	(479)	(28,606)
Praxair, Inc.	(429)	(50,879)
Vulcan Materials Co.	(199)	(23,976)

		(333,174)

Media — (0.6)%
DISH Network Corp., Class A*	(690)	(43,808)

Pharmaceuticals, Biotechnology & Life Sciences — (6.0)%
Agilent Technologies, Inc.	(483)	(25,536)
Alexion Pharmaceuticals, Inc.*	(335)	(40,615)
Allergan PLC (Ireland)	(322)	(76,932)
Illumina, Inc.*	(219)	(37,370)
Incyte Corp.*	(316)	(42,240)
Mallinckrodt PLC (Ireland)*	(157)	(6,998)
Mettler-Toledo International, Inc.*	(39)	(18,678)
PerkinElmer, Inc.	(165)	(9,580)
Perrigo Co. PLC (Ireland)	(215)	(14,274)
Regeneron Pharmaceuticals, Inc.*	(181)	(70,139)
Thermo Fisher Scientific, Inc.	(164)	(25,190)
Vertex Pharmaceuticals, Inc.*	(383)	(41,881)
Zoetis, Inc.	(739)	(39,440)

		(448,873)

Real Estate — (3.0)%
American Tower Corp., REIT	(142)	(17,259)
Crown Castle International Corp., REIT	(540)	(51,003)
Equinix, Inc., REIT	(107)	(42,840)
Equity Residential, REIT	(95)	(5,911)
Host Hotels & Resorts, Inc., REIT	(1,106)	(20,638)
Kimco Realty Corp., REIT	(638)	(14,093)
Macerich Co. (The), REIT	(216)	(13,910)
Prologis, Inc., REIT	(784)	(40,674)
SL Green Realty Corp., REIT	(151)	(16,100)

		(222,428)

Retailing — (4.5)%
Advance Auto Parts, Inc.	(111)	(16,457)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Amazon.com, Inc.*	(124)	$(109,931)
CarMax, Inc.*	(280)	(16,582)
Expedia, Inc	(233)	(29,398)
Home Depot, Inc. (The)	(105)	(15,417)
LKQ Corp.*	(460)	(13,464)
Netflix, Inc.*	(644)	(95,190)
Signet Jewelers, Ltd. (Bermuda)	(32)	(2,217)
TripAdvisor, Inc.*	(215)	(9,279)
Ulta Beauty, Inc.*	(93)	(26,526)

		(334,461)

Semiconductors & Semiconductor Equipment — (2.8)%
Advanced Micro Devices, Inc.*	(1,401)	(20,385)
Broadcom Ltd. (Singapore)	(205)	(44,887)
Micron Technology, Inc.*	(1,810)	(52,309)
NVIDIA Corp.	(487)	(53,049)
Qorvo, Inc.*	(190)	(13,026)
Xilinx, Inc.	(404)	(23,388)

		(207,044)

Software & Services — (9.1)%
Activision Blizzard, Inc.	(521)	(25,977)
Adobe Systems, Inc.*	(528)	(68,709)
Akamai Technologies, Inc.*	(260)	(15,522)
Alliance Data Systems Corp.	(86)	(21,414)
Alphabet, Inc., Class A*	(35)	(29,673)
Autodesk, Inc.*	(333)	(28,795)
Automatic Data Processing, Inc.	(2)	(205)
Electronic Arts, Inc.*	(460)	(41,179)
Facebook, Inc., Class A*	(129)	(18,324)
Fiserv, Inc.*	(224)	(25,829)
Intuit, Inc.	(383)	(44,424)
Mastercard, Inc., Class A	(10)	(1,125)
Microsoft Corp.	(2,019)	(132,971)
Oracle Corp.	(598)	(26,677)
PayPal Holdings, Inc.*	(1,085)	(46,677)
Red Hat, Inc.*	(267)	(23,096)
salesforce.com, Inc.*	(1,060)	(87,439)
Symantec Corp.	(927)	(28,440)
Synopsys, Inc.*	(222)	(16,013)

		(682,489)

Technology Hardware & Equipment — (0.8)%
Harris Corp.	(187)	(20,808)
Hewlett Packard Enterprise Co.	(1,817)	(43,063)

		(63,871)

The accompanying notes are an integral part of the financial statements.

180

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Concluded)

March 31, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (0.7)%
CenturyLink, Inc.	(820)	$(19,327)
Level 3 Communications, Inc.*	(540)	(30,899)

		(50,226)

Transportation — (4.5)%
American Airlines Group, Inc.	(761)	(32,190)
CSX Corp.	(1,290)	(60,050)
FedEx Corp.	(385)	(75,133)
JB Hunt Transport Services, Inc.	(167)	(15,321)
Kansas City Southern	(159)	(13,636)
Norfolk Southern Corp.	(436)	(48,819)
Union Pacific Corp.	(375)	(39,720)
United Parcel Service, Inc., Class B	(507)	(54,401)

		(339,270)

Utilities — (2.5)%
Duke Energy Corp.	(729)	(59,785)
FirstEnergy Corp.	(654)	(20,810)
NextEra Energy, Inc.	(503)	(64,570)
Public Service Enterprise Group, Inc.	(756)	(33,529)
Sempra Energy	(105)	(11,602)

		(190,296)

TOTAL COMMON STOCK (Proceeds $6,305,900)		(6,407,886)

TOTAL SECURITES SOLD SHORT - (85.4)%		(6,407,886)

(Proceeds $6,305,900)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		40,756

NET ASSETS - 100.0%		$7,504,169

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

181

GOTHAM TOTAL RETURN FUND

Portfolio of Investments

March 31, 2017

(Unaudited)

	Number of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 99.7%
Gotham Absolute 500 Fund	318,055	$3,524,051
Gotham Defensive Long 500 Fund	475,767	5,281,014
Gotham Enhanced 500 Fund	230,623	2,649,859
Gotham Index Plus Fund	289,682	3,528,329
Gotham Neutral Fund	255,925	2,651,387

TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $16,618,392)		17,634,640

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		47,418

NET ASSETS - 100.0%		$17,682,058

(a)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds accompany this report.

The accompanying notes are an integral part of the financial statements.

182

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GOTHAM FUNDS

Statements of Assets and Liabilities

March 31, 2017

(Unaudited)

	Gotham Absolute Return Fund	Gotham Absolute 500 Fund
Assets
Non-affiliated investments, at value[1,2,3]	$1,119,644,431	$18,177,748
Cash	60,103,998	791,140
Deposits with brokers for securities sold short	517,529,435	5,596,671
Receivables:
Investments sold	40,235,079	390,924
Capital shares sold	5,291,476	—
Dividends and interest	1,055,129	21,018
Offering cost	—	—
Prepaid expenses and other assets	133,526	11,203

Total assets	1,743,993,074	24,988,704

Liabilities
Securities sold short, at value[4]	560,773,542	10,522,212
Payables:
Securities lending collateral	176,415,351	1,303,621
Investments purchased	71,225,642	434,814
Capital shares redeemed	1,963,751	—
Investment Adviser	1,570,203	8,053
Dividends and fees on securities sold short	509,551	11,744
Administration and accounting fees	95,739	16,771
Custodian fees	38,397	1,823
Accrued expenses	132,907	24,962

Total liabilities	812,725,083	12,324,000

Net Assets	$931,267,991	$12,664,704

Net Assets Consisted of:
Capital stock, $0.01 par value	$684,846	$11,427
Paid-in capital	1,037,153,445	11,515,728
Accumulated net investment income/(loss)	(4,597,840)	(13,640)
Accumulated net realized gain/(loss) from investments and securities sold short	(228,125,386)	(441,929)
Net unrealized appreciation/(depreciation) on investments and securities sold short	126,152,926	1,593,118

Net Assets	$931,267,991	$12,664,704

Institutional Class Shares:
Net assets	$931,267,991	$12,664,704

Shares Outstanding	68,484,607	1,142,716

Net asset value, offering and redemption price per share	$13.60	$11.08

[1]Non-affiliated investments, at cost	$999,334,985	$16,471,548
[2]Includes market value of securities on loan	$172,254,043	$1,275,518
[3]Includes market value of securities designated as collateral for securities on loan	$180,126,191	$2,034,137
[4]Proceeds received, securities sold short	$566,617,022	$10,409,130

The accompanying notes are an integral part of the financial statements.

184

GOTHAM FUNDS

Statements of Assets and Liabilities (Continued)

March 31, 2017

(Unaudited)

Gotham Absolute 500 Core Fund	Gotham Enhanced Return Fund	Gotham Enhanced 500 Fund	Gotham Enhanced 500 Core Fund	Gotham Neutral Fund	Gotham Neutral 500 Fund

$2,401,770	$1,760,145,505	$45,330,513	$3,101,580	$960,508,624	$2,594,827
316,493	27,817,887	483,977	94,421	13,077,831	212,820
595,171	348,361,357	2,815,507	11,389	659,024,539	1,453,950

44,735	48,285,290	755,838	50,506	56,001,664	54,794
—	892,625	43,000	—	10,904,463	—
2,869	1,656,637	52,650	3,779	728,981	2,903
12,274	—	—	12,192	—	13,173
3	129,826	27,743	—	149,710	—

3,373,315	2,187,289,127	49,509,228	3,273,867	1,700,395,812	4,332,467

1,091,516	751,254,593	21,074,663	892,463	763,081,450	2,058,246

35,772	351,246,903	3,030,667	58,974	75,632,087	45,159
50,274	63,500,622	804,927	52,549	58,828,526	71,827
—	5,529,938	—	—	15,888,247	—
5,344	1,751,560	21,258	5,415	1,370,731	6,164
1,018	879,495	28,600	1,011	506,393	1,903
14,946	102,638	20,878	14,950	91,660	14,947
77	35,902	1,309	78	35,047	77
20,464	78,390	35,025	19,852	131,940	18,021

1,219,411	1,174,380,041	25,017,327	1,045,292	915,566,081	2,216,344

$2,153,904	$1,012,909,086	$24,491,901	$2,228,575	$784,829,731	$2,116,123

$2,000	$766,483	$21,307	$2,000	$757,312	$2,000
1,998,000	885,474,852	20,931,791	1,998,000	850,482,290	1,998,000
3,537	(1,267,648)	44,861	9,951	(10,045,362)	(5,634)

37,119	(50,147,244)	491,343	49,903	(150,487,586)	34,383
113,248	178,082,643	3,002,599	168,721	94,123,077	87,374

$2,153,904	$1,012,909,086	$24,491,901	$2,228,575	$784,829,731	$2,116,123

$2,153,904	$1,012,909,086	$24,491,901	$2,228,575	$784,829,731	$2,116,123

200,000	76,648,254	2,130,700	200,000	75,731,181	200,000

$10.77	$13.22	$11.49	$11.14	$10.36	$10.58

$2,245,957	$1,576,066,954	$41,475,922	$2,899,631	$862,616,982	$2,427,633
$43,444	$343,900,188	$2,963,172	$68,085	$73,838,381	$48,271
$—	$363,748,259	$4,605,650	$—	$77,547,113	$—
$1,048,951	$745,258,685	$20,222,671	$859,235	$759,312,885	$1,978,426

The accompanying notes are an integral part of the financial statements.

185

GOTHAM FUNDS

Statements of Assets and Liabilities (Continued)

March 31, 2017

(Unaudited)

	Gotham Index Plus Fund	Gotham Index Core Fund	Gotham Hedged Plus Fund
Assets
Non-affiliated investments, at value[1,2,3]	$300,462,989	$3,186,171	$3,294,526
Affiliated investments, at value[4]	—	—	—
Cash	—	62,777	186,641
Deposits with brokers for securities sold short	32,287,632	15,005	773,377
Receivables:
Investments sold	7,736,516	39,793	52,227
Capital shares sold	3,226,727	—	—
Dividends and interest	294,477	3,455	3,408
Investment Adviser	—	—	7,137
Offering cost	—	12,258	17,353
Prepaid expenses and other assets	38,357	—	29,153

Total assets	344,046,698	3,319,459	4,363,822

Liabilities
Securities sold short, at value[5]	141,929,973	929,044	1,963,798
Due to custodian	370,707	—	—
Payables:
Securities lending collateral	29,070,683	52,609	70,296
Investments purchased.	12,073,598	44,244	54,804
Dividends and fees on securities sold short	188,927	1,085	2,293
Investment Adviser	123,583	4,882	—
Capital shares redeemed	57,627	—	—
Administration and accounting fees	25,784	14,952	16,697
Custodian fees	3,301	78	66
Accrued expenses	34,359	19,515	22,829

Total liabilities	183,878,542	1,066,409	2,130,783

Net Assets	$160,168,156	$2,253,050	$2,233,039

Net Assets Consisted of:
Capital stock, $0.01 par value	$131,480	$2,000	$2,029
Paid-in capital	147,635,798	1,998,000	2,014,099
Accumulated net investment income/(loss)	308,514	13,778	(2,935)
Accumulated net realized gain/(loss) from investments and securities sold short	918,147	31,176	(45,066)
Net unrealized appreciation/(depreciation) on investments and securities sold short	11,174,217	208,096	264,912

Net Assets	$160,168,156	$2,253,050	$2,233,039

Institutional Class Shares:
Net assets	$160,168,156	$2,253,050	$2,233,039

Shares Outstanding	13,148,001	200,000	202,851

Net asset value, offering and redemption price per share	$12.18	$11.27	$11.01

[1]Non-affiliated investments, at cost	$284,831,621	$2,944,456	$2,933,574
[2]Includes market value of securities on loan	$28,423,305	$61,979	$68,663
[3]Includes market value of securities designated as collateral for securities on loan.	$41,734,671	$—	$—
[4]Affiliated investments, at cost	$—	$—	$—
[5]Proceeds received, securities sold short	$137,472,822	$895,425	$1,867,758

The accompanying notes are an integral part of the financial statements.

186

GOTHAM FUNDS

Statements of Assets and Liabilities (Concluded)

March 31, 2017

(Unaudited)

Gotham Hedged Core Fund	Gotham Institutional Value Fund	Gotham Enhanced S&P 500 Index Fund	Gotham Defensive Long Fund	Gotham Defensive Long 500 Fund	Gotham Total Return Fund

$2,086,980	$2,442,646	$2,122,142	$3,778,698	$13,871,299	$—
—	—	—	—	—	17,634,640
220,886	9,859	6,670	225,174	330,669	64,905
700,148	—	—	7,636	34,866	—

31,992	29,431	19,655	97,963	274,327	—
—	—	—	—	—	—
2,272	2,850	2,166	4,115	17,602	—
—	5,881	1,539	—	—	10,473
12,312	17,314	7,848	13,109	13,003	—
—	24,130	—	—	—	23,925

3,054,590	2,532,111	2,160,020	4,126,695	14,541,766	17,733,943

773,072	—	—	1,632,308	6,407,886	—
—	—	—	—	—	—

47,996	—	—	188,202	281,876	—
28,855	29,199	17,158	113,418	293,473	—
623	—	—	1,494	6,985	—
4,825	—	—	7,203	12,695	—
—	—	—	—	—	—
14,948	11,438	7,252	14,946	15,122	28,189
77	123	37	77	140	458
19,790	26,533	9,809	19,873	19,420	23,238

890,186	67,293	34,256	1,977,521	7,037,597	51,885

$2,164,404	$2,464,818	$2,125,764	$2,149,174	$7,504,169	$17,682,058

$2,000	$2,104	$2,000	$2,000	$6,758	$15,926
1,998,000	2,088,819	1,998,000	1,998,000	7,073,504	16,645,469
7,787	5,670	9,477	(1,734)	14,701	1,964

26,259	155,249	36,191	3,504	14,017	2,451

130,358	212,976	80,096	147,404	395,189	1,016,248

$2,164,404	$2,464,818	$2,125,764	$2,149,174	$7,504,169	$17,682,058

$2,164,404	$2,464,818	$2,125,764	$2,149,174	$7,504,169	$17,682,058

200,000	210,396	200,000	200,000	675,767	1,592,615

$10.82	$11.72	$10.63	$10.75	$11.10	$11.10

$1,927,538	$2,229,670	$2,042,046	$3,577,767	$13,374,124	$—
$54,129	$—	$—	$218,677	$295,255	$—

$—	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$16,618,392
$743,988	$—	$—	$1,578,781	$6,305,900	$—

The accompanying notes are an integral part of the financial statements.

187

GOTHAM FUNDS

Statements of Operations

For the Six Months Ended March 31, 2017

(Unaudited)

	Gotham Absolute Return Fund	Gotham Absolute 500 Fund
Investment Income
Dividends from non-affiliated securities	$10,757,204	$196,407
Less: foreign taxes withheld	(9,022)	—
Interest	609	—
Income from securities loaned (Note 5)	311,981	16

Total investment income	11,060,772	196,423

Expenses
Advisory fees (Note 2)	9,591,964	87,780
Dividends and fees on securities sold short	2,709,003	92,191
Transfer agent fees (Note 2)	695,592	3,869
Fees on cash collateral (Note 5)	689,504	9,283
Administration and accounting fees (Note 2)	132,000	16,020
Printing and shareholder reporting fees	90,352	3,072
Trustees’ and officers’ fees (Note 2)	50,833	1,137
Legal fees	45,271	4,014
Custodian fees (Note 2)	35,970	487
Registration and filing fees	33,755	8,249
Audit fees	14,999	6,360
Offering fees	—	—
Other expenses	55,410	2,460

Total expenses before waivers and reimbursements	14,144,653	234,922

Recoupments and/or waivers, reimbursements (Note 2)	(434,785)	(35,915)

Net expenses after waivers and reimbursements	13,709,868	199,007

Net investment income/(loss)	(2,649,096)	(2,584)

Net realized and unrealized gain/(loss) from investments:
Net realized gain from non-affiliated investments	134,858,961	1,542,275
Net realized loss from securities sold short	(47,290,716)	(336,366)
Net change in unrealized appreciation/(depreciation) on investments	(21,392,239)	81,006
Net change in unrealized appreciation/(depreciation) on securities sold short	2,629,730	(236,935)

Net realized and unrealized gain/(loss) on investments	68,805,736	1,049,980

Net increase in net assets resulting from operations	$66,156,640	$1,047,396

The accompanying notes are an integral part of the financial statements.

188

GOTHAM FUNDS

Statements of Operations (Continued)

For the Six Months Ended March 31, 2017

(Unaudited)

Gotham Absolute 500 Core Fund	Gotham Enhanced Return Fund	Gotham Enhanced 500 Fund	Gotham Enhanced 500 Core Fund	Gotham Neutral Fund	Gotham Neutral 500 Fund

$24,609	$15,823,852	$455,891	$31,732	$7,648,919	$26,513
—	(11,693)	—	—	(12,577)	—
10	669	37	1	808	4
—	299,919	25	—	337,064	—

24,619	16,112,747	455,953	31,733	7,974,214	26,517

10,204	9,954,371	149,671	10,361	7,898,091	13,774
9,348	5,214,187	213,030	9,866	4,217,663	16,847
3,679	324,279	6,968	3,679	346,560	3,679
—	1,482,933	22,959	—	212,716	—
14,946	147,170	20,586	14,950	129,397	14,947
3,593	43,417	2,544	3,594	33,822	3,603
1,179	41,211	2,202	1,179	33,909	1,177
493	28,283	7,072	493	33,363	491
77	37,329	831	78	29,618	77
2,595	29,875	10,088	2,595	45,337	2,618
10,301	13,268	15,428	10,301	13,991	8,831
134	—	—	133	—	144
1,655	52,378	3,227	1,657	40,746	1,656

58,204	17,368,701	454,606	58,886	13,035,213	67,844

(37,122)	—	(52,284)	(37,104)	(114,386)	(35,693)

21,082	17,368,701	402,322	21,782	12,920,827	32,151

3,537	(1,255,954)	53,631	9,951	(4,946,613)	(5,634)

60,290	125,453,001	2,067,931	69,189	96,015,898	73,963
(23,171)	(62,546,293)	(639,797)	(19,286)	(70,859,661)	(39,580)
156,722	45,938,953	1,637,893	203,449	4,625,924	167,194
(42,565)	5,509,890	(450,490)	(33,228)	11,085,058	(79,820)

151,276	114,355,551	2,615,537	220,124	40,867,219	121,757

$154,813	$113,099,597	$2,669,168	$230,075	$35,920,606	$116,123

The accompanying notes are an integral part of the financial statements.

189

GOTHAM FUNDS

Statements of Operations (Continued)

For the Six Months/Period Ended March 31, 2017

(Unaudited)

	Gotham Index Plus Fund	Gotham Index Core Fund	Gotham Hedged Plus Fund
Investment Income
Dividends from non-affiliated securities	$1,885,276	$31,980	$35,268
Dividends from affiliated securities	—	—	—
Interest	92	1	3
Income from securities loaned (Note 5)	326	—	6

Total investment income	1,885,694	31,981	35,277

Expenses
Advisory fees (Note 2)	455,219	7,329	10,720
Dividends and fees on securities sold short	810,758	9,302	19,208
Fees on cash collateral (Note 5)	99,899	—	—
Administration and accounting fees (Note 2)	28,291	14,952	15,573
Audit fees	15,817	10,301	14,663
Transfer agent fees (Note 2)	12,921	3,679	1,995
Registration and filing fees	9,511	2,576	6,807
Legal fees	6,978	491	1,216
Printing and shareholder reporting fees	4,399	3,602	2,203
Custodian fees (Note 2)	3,414	78	81
Trustees’ and officers’ fees (Note 2)	2,478	1,178	412
Offering fees	—	134	7,798
Other expenses	6,053	1,659	2,643

Total expenses before waivers and reimbursements	1,455,738	55,281	83,319

Recoupments and/or waivers, reimbursements (Note 2)	(21,580)	(37,078)	(51,782)

Net expenses after waivers and reimbursements	1,434,158	18,203	31,537

Net investment income/(loss)	451,536	13,778	3,740

Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	3,031,532	43,879	31,301
Net realized gain from affiliated investments	—	—	—
Net realized loss from securities sold short	(958,666)	(12,703)	(39,072)
Net change in unrealized appreciation/(depreciation) on investments	11,949,817	243,215	266,212
Net change in unrealized appreciation/(depreciation) on securities sold short	(3,709,846)	(33,619)	(44,256)

Net realized and unrealized gain/(loss) on investments	10,312,837	240,772	214,185

Net increase in net assets resulting from operations	$10,764,373	$254,550	$217,925

*	The Fund commenced operations on December 30, 2016.
(a)	Includes $1,030,548 from affiliated investments.

The accompanying notes are an integral part of the financial statements.

190

GOTHAM FUNDS

Statements of Operations (Concluded)

For the Six Months/Period Ended March 31, 2017

(Unaudited)

Gotham Hedged Core Fund	Gotham Institutional Value Fund	Gotham Enhanced S&P 500 Index Fund*	Gotham Defensive Long Fund	Gotham Defensive Long 500 Fund	Gotham Total Return Fund

$21,622	$25,592	$11,955	$34,544	$81,825	$—
—	—	—	—	—	16,082
7	—	3	—	7	2
—	—	—	300	4	—

21,629	25,592	11,958	34,844	81,836	16,084

7,182	9,328	2,481	20,422	25,180	—
5,121	—	—	14,624	39,157	—
—	—	—	—	—	—
14,948	9,199	7,252	14,946	15,122	23,755
10,301	13,697	4,478	10,253	10,253	12,767
3,679	9,288	1,789	3,679	3,679	6,988
2,576	4,868	566	2,618	2,618	5,149
491	370	243	492	491	2,254
3,594	1,099	1,741	3,603	3,603	556
77	87	37	77	140	429
1,177	479	565	1,178	1,178	986
135	189	86	143	142	—
1,656	2,686	762	1,655	1,726	2,471

50,937	51,290	20,000	73,690	103,289	55,355

(37,095)	(40,196)	(17,519)	(37,112)	(36,154)	(51,729)

13,842	11,094	2,481	36,578	67,135	3,626

7,787	14,498	9,477	(1,734)	14,701	12,458

35,989	186,672	36,191	107,662	98,164	—
—	—	—	—	—	31,177
(9,730)	—	—	(104,158)	(84,147)	—
160,351	28,020	80,096	202,431	498,675	1,030,548	(a)
(29,084)	—	—	(53,527)	(101,986)	—

157,526	214,692	116,287	152,408	410,706	1,061,725

$165,313	$229,190	$125,764	$150,674	$425,407	$1,074,183

The accompanying notes are an integral part of the financial statements.

191

GOTHAM FUNDS

Statements of Changes in Net Assets

	Gotham Absolute Return Fund
	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016
Net increase/(decrease) in net assets from operations:
Net investment income/(loss)	$(2,649,096)	$(9,831,418)
Net realized gain/(loss) from investments and securities sold short	87,568,245	37,539,144
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	(18,762,509)	18,364,150

Net increase/(decrease) in net assets resulting from operations	66,156,640	46,071,876

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Net realized capital gains	—	(29,543,843)
Return of capital	—	—

Net decrease in net assets from dividends and distributions to shareholders	—	(29,543,843)

Increase/(decrease) in Net Assets Derived from Capital Share Transactions (Note 4)	(117,875,854)	(1,599,639,099)

Total increase/(decrease) in net assets	(51,719,214)	(1,583,111,066)

Net assets
Beginning of period	982,987,205	2,566,098,271

End of period	$931,267,991	$982,987,205

Accumulated net investment income/(loss), end of period	$(4,597,840)	$(1,948,744)

*	The Fund commenced operations on September 30, 2016.

The accompanying notes are an integral part of the financial statements.

192

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

Gotham Absolute 500 Fund		Gotham Absolute 500 Core Fund		Gotham Enhanced Return Fund
For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016	For the Six Months Ended March 31, 2017 (Unaudited)	For the Period Ended September 30, 2016*	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016

$(2,584)	$(30,215)	$3,537	$—	$(1,255,954)	$1,611,898
1,205,909	(723,122)	37,119	—	62,906,708	72,482,135

(155,929)	1,772,630	114,157	(909)	51,448,843	900,681

1,047,396	1,019,293	154,813	(909)	113,099,597	74,994,714

—	(317,388)	—	—	—	(18,962,062)
—	(380,847)	—	—	—	—

—	(698,235)	—	—	—	(18,962,062)

(1,828,518)	(2,676,554)	—	2,000,000	(50,392,882)	(232,094,666)

(781,122)	(2,355,496)	154,813	1,999,091	62,706,715	(176,062,014)

13,445,826	15,801,322	1,999,091	—	950,202,371	1,126,264,385

$12,664,704	$13,445,826	$2,153,904	$1,999,091	$1,012,909,086	$950,202,371

$(13,640)	$(11,056)	$3,537	$—	$(1,267,648)	$(11,694)

The accompanying notes are an integral part of the financial statements.

193

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

	Gotham Enhanced 500 Fund
	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016
Net increase/(decrease) in net assets from operations:
Net income/(loss)	$53,631	$36,652
Net realized gain/(loss) from investments and securities sold short	1,428,134	(586,199)
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	1,187,403	2,194,341

Net increase/(decrease) in net assets resulting from operations	2,669,168	1,644,794

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Net investment income	(66,405)	(9,998)
Net realized capital gains	—	(32,499)

Net decrease in net assets from dividends and distributions to shareholders	(66,405)	(42,497)

Increase/(decrease) in Net Assets Derived from Capital Share Transactions (Note 4)	2,024,236	12,195,925

Total increase in net assets	4,626,999	13,798,222

Net assets
Beginning of period	19,864,902	6,066,680

End of period	$24,491,901	$19,864,902

Accumulated net investment income/(loss), end of period	$44,861	$57,635

*	The Fund commenced operations on September 30, 2016.

The accompanying notes are an integral part of the financial statements.

194

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

Gotham Enhanced 500 Core Fund		Gotham Neutral Fund		Gotham Neutral 500 Fund
For the Six Months Ended March 31, 2017 (Unaudited)	For the Period Ended September 30, 2016*	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016	For the Six Months Ended March 31, 2017 (Unaudited)*

$9,951	$—	$(4,946,613)	$(7,950,828)	$(5,634)
49,903	—	25,156,237	4,949,085	34,383

170,221	(1,500)	15,710,982	1,010,188	87,374

230,075	(1,500)	35,920,606	(1,991,555)	116,123

—	—	—	—	—
—	—	—	(4,408,426)	—

—	—	—	(4,408,426)	—

—	2,000,000	(34,114,776)	33,716,398	2,000,000

230,075	1,998,500	1,805,830	27,316,417	2,116,123

1,998,500	—	783,023,901	755,707,484	—

$2,228,575	$1,998,500	$784,829,731	$783,023,901	$2,116,123

$9,951	$—	$(10,045,362)	$(5,098,749)	$(5,634)

The accompanying notes are an integral part of the financial statements.

195

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

	Gotham Index Plus Fund
	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016
Net increase/(decrease) in net assets from operations:
Net investment income	$451,536	$165,208
Net realized gain/(loss) from investments and securities sold short	2,072,866	(853,687)
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	8,239,971	3,409,759

Net increase/(decrease) in net assets resulting from operations	10,764,373	2,721,280

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Net investment income	(316,257)	(54,282)
Net realized capital gains	—	(90,322)

Net decrease in net assets from dividends and distributions to shareholders	(316,257)	(144,604)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	105,530,212	33,944,340

Total increase in net assets	115,978,328	36,521,016

Net assets
Beginning of period	44,189,828	7,668,812

End of period	$160,168,156	$44,189,828

Accumulated net investment income/(loss), end of period	$308,514	$173,235

*	The Fund commenced operations on September 30, 2016.
**	The Fund commenced operations on March 31, 2016.

The accompanying notes are an integral part of the financial statements.

196

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

Gotham Index Core Fund		Gotham Hedged Plus Fund		Gotham Hedged Core Fund
For the Six Months Ended March 31, 2017 (Unaudited)	For the Period Ended September 30, 2016*	For the Six Months Ended March 31, 2017 (Unaudited)	For the Period Ended September 30, 2016**	For the Six Months Ended March 31, 2017 (Unaudited)	For the Period Ended September 30, 2016*

$13,778	$—	$3,740	$46	$7,787	$—
31,176	—	(7,771)	(27,888)	26,259	—

209,596	(1,500)	221,956	42,956	131,267	(909)

254,550	(1,500)	217,925	15,114	165,313	(909)

—	—	(21,994)	—	—	—
—	—	(8,651)	—	—	—

—	—	(30,645)	—	—	—

—	2,000,000	30,645	2,000,000	—	2,000,000

254,550	1,998,500	217,925	2,015,114	165,313	1,999,091

1,998,500	—	2,015,114	—	1,999,091	—

$2,253,050	$1,998,500	$2,233,039	$2,015,114	$2,164,404	$1,999,091

$13,778	$—	$(2,935)	$15,319	$7,787	$—

The accompanying notes are an integral part of the financial statements.

197

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

	Gotham Institutional Value Fund		Gotham Enhanced S&P 500 Index Fund
	For the Six Months Ended March 31, 2017 (Unaudited)	For the Period Ended September 30, 2016*	For the Period Ended March 31, 2017 (Unaudited)**
Net increase/(decrease) in net assets from operations:
Net investment income/(loss)	$14,498	$21,280	$9,477
Net realized gain/(loss) from investments and securities sold short	186,672	(31,423)	36,191
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	28,020	184,956	80,096

Net increase/(decrease) in net assets resulting from operations	229,190	174,813	125,764

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Net investment income	(53,698)	—	—
Net realized capital gains	—	—	—

Net decrease in net assets from dividends and distributions to shareholders	(53,698)	—	—

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	53,440	2,061,073	2,000,000

Total increase in net assets	228,932	2,235,886	2,125,764

Net assets
Beginning of period	2,235,886	—	—

End of period	$2,464,818	$2,235,886	$2,125,764

Accumulated net investment income/(loss), end of period	$5,670	$44,870	$9,477

*	The Fund commenced operations on December 31, 2015.
**	The Fund commenced operations on December 30, 2016.
***	The Fund commenced operations on September 30, 2016.

The accompanying notes are an integral part of the financial statements.

198

GOTHAM FUNDS

Statements of Changes in Net Assets (Concluded)

Gotham Defensive Long Fund		Gotham Defensive Long 500 Fund		Gotham Total Return Fund
For the Six Months Ended March 31, 2017 (Unaudited)	For the Period Ended September 30, 2016***	For the Six Months Ended March 31, 2017 (Unaudited)	For the Period Ended September 30, 2016***	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016

$(1,734)	$—	$14,701	$—	$12,458	$138,914

3,504	—	14,017	—	31,177	(28,726)

148,904	(1,500)	396,689	(1,500)	1,030,548	580,852

150,674	(1,500)	425,407	(1,500)	1,074,183	691,040

—	—	—	—	(4,144)	(149,275)
—	—	—	—	—	(13,741)

—	—	—	—	(4,144)	(163,016)

—	2,000,000	5,080,262	2,000,000	8,550,141	523,582

150,674	1,998,500	5,505,669	1,998,500	9,620,180	1,051,606

1,998,500	—	1,998,500	—	8,061,878	7,010,272

$2,149,174	$1,998,500	$7,504,169	$1,998,500	$17,682,058	$8,061,878

$(1,734)	$—	$14,701	$—	$1,964	$(6,350)

The accompanying notes are an integral part of the financial statements.

199

GOTHAM FUNDS

Statements of Cash Flow

(Unaudited)

	Gotham Absolute Return Fund	Gotham Absolute 500 Fund	Gotham Absolute 500 Core Fund
	For the Six Months Ended March 31, 2017	For the Six Months Ended March 31, 2017	For the Six Months Ended March 31, 2017
Cash flows provided by (used in) operating activities:
Net increase in net assets resulting from operations	$66,156,640	$1,047,396	$154,813

Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of long-term portfolio investments	(1,346,547,663)	(19,623,779)	(4,517,926)
Proceeds from disposition of long-term portfolio investments	1,526,569,050	22,366,428	3,529,523
Purchases to cover securities sold short	(971,716,214)	(15,617,861)	(1,322,536)
Proceeds from securities sold short	895,539,543	14,379,646	2,348,316
Net realized gain/(loss) on investments and securities sold short	(87,568,245)	(1,205,909)	(37,119)
Net change in unrealized (appreciation)/depreciation on investments and securities sold short	18,762,509	155,929	(114,157)
Increase/(decrease) in deposits with brokers for securities sold short	44,915,888	1,557,301	(595,171)
Increase/(decrease) in receivable for securities sold	(9,543,783)	(116,752)	(44,735)
Increase/(decrease) in dividend and interest receivable	140,549	(3,769)	(2,869)
Increase/(decrease) in prepaid expenses and other assets	(40,927)	5,901	(12,277)
Increase/(decrease) in payable for investments purchased	38,962,570	197,130	(1,146,990)
Increase/(decrease) in use of cash collateral from securities lending	(8,887,669)	(790,364)	35,772
Increase/(decrease) in dividends and fees payable for securities sold short	(254,187)	(5,061)	1,018
Increase/(decrease) in payable for investment advisor	(61,467)	(8,513)	5,344
Litigation losses	109	—	—
Increase/(decrease) in accrued expense payable	(376,726)	(10,768)	35,487

Net cash provided by (used in) operating activities	166,049,977	2,326,955	(1,683,507)

Cash flows from financing activities:
Proceeds from shares sold	105,599,314	2,423,365	2,000,000
Payment of shares redeemed	(228,215,746)	(4,251,883)	—
Dividends and Distributions to Shareholders	—	—	—
Decrease in due to custodian	—	—	—

Net cash provided by (used in) financing activities	(122,616,432)	(1,828,518)	2,000,000

Net increase in cash	43,433,545	498,437	316,493
Cash at beginning of period	16,670,453	292,703	—

Cash at end of period	$60,103,998	$791,140	$316,493

Supplemental disclosure of cash flow information:
Cash paid during the period for financing charges	$920,970	$16,685	$772

The accompanying notes are an integral part of the financial statements.

200

GOTHAM FUNDS

Statements of Cash Flow (Continued)

(Unaudited)

Gotham Enhanced Return Fund	Gotham Enhanced 500 Fund	Gotham Enhanced 500 Core Fund	Gotham Neutral Fund	Gotham Neutral 500 Fund
For the Six Months Ended March 31, 2017	For the Six Months Ended March 31, 2017	For the Six Months Ended March 31, 2017	For the Six Months Ended March 31, 2017	For the Six Months Ended March 31, 2017

$113,099,597	$2,669,168	$230,075	$35,920,606	$116,123

(1,777,978,440)	(41,173,150)	(5,538,820)	(1,208,431,665)	(4,930,169)
1,827,382,137	36,119,716	4,683,831	1,293,457,330	2,576,498
(1,036,984,250)	(21,126,988)	(1,079,276)	(1,176,064,609)	(2,374,135)
1,039,061,138	24,248,435	1,919,226	1,130,787,085	4,312,981
(62,906,708)	(1,428,134)	(49,903)	(25,156,237)	(34,383)

(51,448,843)	(1,187,403)	(170,221)	(15,710,982)	(87,374)

(19,542,754)	2,774,967	(11,389)	(10,335,025)	(1,453,950)
(15,406,785)	168,945	(50,506)	(12,004,889)	(54,794)
(13,805)	(23,816)	(3,779)	79,777	(2,903)
(47,162)	(5,685)	(12,192)	(37,088)	(13,173)
26,672,760	(535,358)	(1,922,905)	20,773,036	71,827

31,900,534	(1,699,101)	58,974	3,943,844	45,159

(166,067)	1,093	1,011	(161,678)	1,903
188,828	6,943	5,415	66,354	6,164
—	—	—	—	—
(55,857)	10,365	34,880	12,203	33,046

73,754,323	(1,180,003)	(1,905,579)	37,138,062	(1,787,180)

70,428,230	4,704,512	2,000,000	162,737,527	2,000,000
(119,161,534)	(2,444,503)	—	(193,326,240)	—
—	(3,679)	—	—	—
—	(592,350)	—	—	—

(48,733,304)	1,663,980	2,000,000	(30,588,713)	2,000,000

25,021,019	483,977	94,421	6,549,349	212,820

2,796,868	—	—	6,528,482	—

$27,817,887	$483,977	$94,421	$13,077,831	$212,820

$3,397,259	$70,450	$2,926	$976,624	$213

The accompanying notes are an integral part of the financial statements.

201

GOTHAM FUNDS

Statements of Cash Flow

(Unaudited)

	Gotham Index Plus Fund	Gotham Index Core Fund	Gotham Hedged Plus Fund
	For the Six Months Ended March 31, 2017	For the Six Months Ended March 31, 2017	For the Six Months Ended March 31, 2017
Cash flows provided by (used in) operating activities:
Net Increase in net assets resulting from operations	$10,764,373	$254,550	$217,925

Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of long-term portfolio investments	(415,631,099)	(5,714,141)	(2,677,721)
Proceeds from disposition of long-term portfolio investments	210,382,629	4,789,018	2,657,417
Purchases to cover securities sold short	(67,752,630)	(893,760)	(2,019,656)
Proceeds from securities sold short	168,606,581	1,776,482	2,135,312
Net realized gain/(loss) on investments and securities sold short	(2,072,866)	(31,176)	7,771
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	(8,239,971)	(209,596)	(221,956)
Increase/(decrease) in deposits with brokers for securities sold short	(20,373,077)	(15,005)	(110,539)
Increase/(decrease) in receivable for securities sold	(6,877,248)	(39,793)	29,360
Increase in dividend and interest receivable	(228,940)	(3,455)	(852)
Increase/(decrease) in receivable from investment advisor	—	4,882	(1,653)
Increase in prepaid expenses and other assets	(17,339)	(12,258)	(21,390)
Increase/(decrease) in payable for investments purchased	10,759,684	(1,931,210)	(20,362)
Increase/(decrease) in use of cash collateral from securities lending	17,069,154	52,609	6,718
Increase/(decrease) in dividends and fees payable for securities sold short	125,043	1,085	(348)
Increase/(decrease) in payable for investment advisor	93,638	—	—
Increase/(decrease) in accrued expense payable	13,736	34,545	6,738

Net cash provided by (used in) operating activities	(103,378,332)	(1,937,223)	(13,236)

Proceeds from shares sold	103,865,507	2,000,000	—
Payment of shares redeemed	(1,374,852)	—	—
Dividends and Distributions to Shareholders	(1,230)	—	—
Increase in due to custodian	370,707	—	—

Net cash provided by (used in) financing activities	102,860,132	2,000,000	—

Net increase/(decrease) in cash	(518,200)	62,777	(13,236)

Cash at beginning of period	518,200	—	199,877

Cash at end of period	$—	$62,777	$186,641

Supplemental disclosure of cash flow information:

Cash paid during the period for financing charges	$269,986	$2,920	$3,340

*	The Fund commenced operations on December 30, 2016.

The accompanying notes are an integral part of the financial statements.

202

GOTHAM FUNDS

Statements of Cash Flow (Continued)

(Unaudited)

Gotham Hedged Core Fund	Gotham Institutional Value Fund	Gotham Enhanced S&P 500 Index Fund	Gotham Defensive Long Fund	Gotham Defensive Long 500 Fund	Gotham Total Return Fund
For the Six Months Ended March 31, 2017	For the Six Months Ended March 31, 2017	For the Period Ended March 31, 2017*	For the Six Months Ended March 31, 2017	For the Six Months Ended March 31, 2017	For the Six Months Ended March 31, 2017

$165,313	$229,190	$125,764	$150,674	$425,407	$1,074,183

(4,010,623)	(1,878,127)	(5,387,074)	(7,386,018)	(26,039,442)	(12,200,012)
3,316,338	1,898,011	3,381,219	5,891,368	14,738,935	3,683,963
(847,525)	—	—	(1,843,006)	(3,921,731)	—
1,581,783	—	—	3,317,628	10,143,484	—
(26,259)	(186,672)	(36,191)	(3,504)	(14,017)	(31,177)
(131,267)	(28,020)	(80,096)	(148,904)	(396,689)	(1,030,548)
(700,148)	—	—	(7,636)	(34,866)	—
(31,992)	(21,621)	(19,655)	(97,963)	(274,327)	—
(2,272)	(766)	(2,166)	(4,115)	(17,602)	—
—	(5,881)	(1,539)	—	—	13,487
(12,312)	(28,993)	(7,848)	(13,109)	(13,003)	(12,010)
(1,168,409)	20,216	17,158	(1,862,036)	(1,681,981)	—
47,996	—	—	188,202	281,876	—
623	—	—	1,494	6,985	—
4,825	(7,419)	—	7,203	12,695	—
34,815	8,478	17,098	34,896	34,682	(5,726)

(1,779,114)	(1,604)	(1,993,330)	(1,774,826)	(6,749,594)	(8,507,840)

2,000,000	26,117	2,000,000	2,000,000	7,103,791	8,548,056
—	(258)	—	—	(23,528)	(20)
—	(26,117)	—	—	—	(2,039)
—	—	—	—	—	—

2,000,000	(258)	2,000,000	2,000,000	7,080,263	8,545,997

220,886	(1,862)	6,670	225,174	330,669	38,157
—	11,721	—	—	—	26,748

$220,886	$9,859	$6,670	$225,174	$330,669	$64,905

$(610)	$—	$—	$7,603	$10,792	$—

The accompanying notes are an integral part of the financial statements.

203

GOTHAM FUNDS

Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

		Investment Activities						Dividends and Distributions

	Net Asset Value, Beginning of Year/Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gain/(Loss) on Investments		Total from Investment Operations		Distributions from Net Investment Income	Distribution from Capital Gains	Return of Capital
Gotham Absolute Return Fund
Institutional Class Shares
10/01/2016-03/31/2017(5)	$12.70	$(0.04)		$0.94		$0.90		$—	$—	$—
10/01/2015-09/30/2016	12.48	(0.07)		0.46		0.39		—	(0.17)	—
05/01/2015-09/30/2015*	13.54	(0.06)		(1.00)		(1.06)		—	—	—
05/01/2014-04/30/2015	13.45	(0.10)		0.43		0.33		—	(0.24)	—
05/01/2013-04/30/2014	11.40	(0.16)		2.77		2.61		—	(0.56)	—
08/31/2012**-04/30/2013	10.00	(0.08)		1.53		1.45		(0.01)	(0.05)	—

Gotham Absolute 500 Fund
Institutional Class Shares
10/01/2016-03/31/2017(5)	$10.21	$(0.00	)(6)	$0.87		$0.87		$—	$—	$—
10/01/2015-09/30/2016	9.80	(0.02)		0.77		0.75		—	(0.16)	(0.19)
05/01/2015-09/30/2015*	10.47	(0.03)		(0.64)		(0.67)		—	—	—
07/31/2014**-04/30/2015	10.00	(0.09)		0.78		0.69		—	(0.23)	—

Gotham Absolute 500 Core Fund
Institutional Class Shares
10/01/2016-03/31/2017(5)	$10.00	$0.02		$0.75		$0.77		$—	$—	$—
09/30/2016***-09/30/2016	10.00	—		(0.00	)(6)	(0.00	)(6)	—	—	—

*	The Fund changed its fiscal year end from April 30 to September 30. See Note 1 in the Notes to Financial Statements.
**	Commencement of operations.
***	Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets for the Gotham Absolute Return Fund would be 2.15%, 2.20%, 2.15%, 2.15%, 2.20% and 2.25%, for the six months ended March 31, 2017, the year ended September 30, 2016, the period ended September 30, 2015, the years ended April 30, 2015 and 2014 and the period ended April 30, 2013, respectively; for the Gotham Absolute 500 Fund, they would be 1.50%, 1.84%, 2.25% and 2.25% for the six months ended March 31, 2017, the year ended September 30, 2016, the periods ended September 30, 2015 and April 30, 2015, respectively, and for the Gotham Absolute 500 Core Fund, it would be 1.15% for the period ended March 31, 2017.
(4)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Unaudited.
(6)	Amount is less than $0.005 per share.
(7)	Annualized.
(8)	Not annualized.

The accompanying notes are an integral part of the financial statements.

204

GOTHAM FUNDS

Financial Highlights (Continued)

Total Distributions	Redemption Fees		Net Asset Value, End of Year/Period	Total Return(2)	Net Assets, End of Year/Period (000s)	Ratio of Expenses to Average Net Assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(3)		Ratio of Expenses to Average Net Assets without waivers, expense reimbursements, and recoupments if any(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets (including dividend and interest expense)		Portfolio Turnover Rate

$—	$0.00	(6)	$13.60	7.09%	$931,268	2.86	%(7)	2.95	%(7)	(0.55	)%(7)	116.65	%(8)
(0.17)	0.00	(6)	12.70	3.14%	982,987	3.09%		3.09%		(0.56)%		272.37%
—	0.00	(6)	12.48	(7.83)%	2,566,098	2.95	%(7)	2.95	%(7)	(1.03	)%(7)	134.07	%(8)
(0.24)	0.00	(6)	13.54	2.44%	3,657,763	2.81%		2.81%		(0.75)%		336.09%
(0.56)	0.00	(6)	13.45	23.21%	1,550,210	2.98%		2.96%		(1.23)%		399.16%
(0.06)	0.01		11.40	14.67%	53,680	3.24	%(7)	4.18	%(7)	(1.13	)%(7)	279.84	%(8)

$—	$—		$11.08	8.52%	$12,665	3.06	%(7)	3.61	%(7)	(0.14	)%(7)	107.00	%(8)
(0.35)	0.01		10.21	7.88%	13,446	3.80%		4.00%		(0.19)%		251.62%
—	—		9.80	(6.40)%	15,801	4.22	%(7)	4.75	%(7)	(0.69	)%(7)	126.07	%(8)
(0.23)	0.01		10.47	6.98%	10,583	4.13	%(7)	5.92	%(7)	(1.15	)%(7)	327.45	%(8)

$—	$—		$10.77	7.70%	$2,154	2.07	%(7)	5.70	%(7)	0.35	%(7)	163.89	%(8)
—	—		10.00	0.00%	1,999	—		—		—		—

The accompanying notes are an integral part of the financial statements.

205

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

		Investment Activities			Dividends and Distributions

	Net Asset Value, Beginning of Year/Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distribution from Capital Gains	Total Distributions
Gotham Enhanced Return Fund
Institutional Class Shares
10/01/2016-03/31/2017(5)	$11.79	$(0.02)	$ 1.45	$ 1.43	$ —	$ —	$ —
10/01/2015-09/30/2016	11.10	0.02	0.87	0.89	—	(0.20)	(0.20)
05/01/2015-09/30/2015*	12.38	(0.03)	(1.25)	(1.28)	—	—	—
05/01/2014-04/30/2015	12.39	(0.04)	0.97	0.93	—	(0.94)	(0.94)
05/31/2013**-04/30/2014	10.00	(0.07)	2.96	2.89	—	(0.50)	(0.50)

Gotham Enhanced 500 Fund
Institutional Class Shares
10/01/2016-03/31/2017(5)	$10.22	$ 0.03	$ 1.27	$ 1.30	$(0.03)	$ —	$(0.03)
10/01/2015-09/30/2016	8.99	0.03	1.26	1.29	(0.01)	(0.05)	(0.06)
12/31/2014**-09/30/2015	10.00	(0.02)	(0.99)	(1.01)	—	—	—

Gotham Enhanced 500 Core Fund
Institutional Class Shares
10/01/2016-03/31/2017(5)	$ 9.99	$ 0.05	$ 1.10	$ 1.15	$ —	$ —	$ —
09/30/2016***-09/30/2016	10.00	—	(0.01)	(0.01)	—	—	—

*	The Fund changed its fiscal year end from April 30 to September 30. See Note 1 in the Notes to Financial Statements.
**	Commencement of operations.
***	Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets for the Gotham Enhanced Return Fund would be 2.14%, 2.15%, 2.14%, 2.16% and 2.25% for the six months ended March 31, 2017, year ended September 30, 2016, the period ended September 30, 2015, the year ended April 30, 2015 and the period ended April 30, 2014, respectively; for the Gotham Enhanced 500 Fund, they would be 1.50%, 1.77% and 2.25% for the six months ended March 31, 2017, year ended September 30, 2016 and the period ended September 30, 2015, respectively, and for the Gotham Enhanced 500 Core Fund, they would be 1.15% for the period ended March 31, 2017.
(4)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Unaudited.
(6)	Amount is less than $0.005 per share.
(7)	Annualized.
(8)	Not annualized.
(9)	Portfolio turnover excludes the purchases and sales of the Formula Investing U.S. Value 1000 Fund and the Formula Investing U.S. Value Select Fund merger on February 7, 2014. If these transactions were included, portfolio turnover would have been higher.
(10)	The performance data includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of the financial statements.

206

GOTHAM FUNDS

Financial Highlights (Continued)

Redemption Fees		Net Asset Value, End of Year/Period	Total Return(2)		Net Assets, End of Year/Period (000s)	Ratio of Expenses to Average Net Assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(3)		Ratio of Expenses to Average Net Assets with waivers, reimbursements, and recoupments (excluding dividend and interest expense)(3)(4)		Ratio of Net Investment Income to Average Net Assets without waivers, expense reimbursements, and recoupments if any		Portfolio Turnover Rate

$0.00	(6)	$13.22	12.13%		$1,012,909	3.49	%(7)	3.49	%(7)	(0.25	)%(7)	103.72	%(8)
0.00	(6)	11.79	8.18%		950,202	3.58%		3.58%		0.16%		247.97%
0.00	(6)	11.10	(10.34)%		1,126,264	3.36	%(7)	3.36	%(7)	(0.66	)%(7)	85.25	%(8)
0.00	(6)	12.38	7.34%		1,558,078	3.23%		3.23%		(0.31)%		274.67%
0.00	(6)	12.39	29.36%		802,917	3.54	%(7)	3.54	%(7)	(0.63	)%(7)	364.77	%(8)(9)

$—		$11.49	12.76%		$24,492	3.63	%(7)	4.10	%(7)	0.48	%(7)	88.36	%(8)
0.00	(6)	10.22	14.43	%(10)	19,865	4.09%		4.69%		0.29%		219.41%
—		8.99	(10.10)%		6,067	4.40	%(7)	5.54	%(7)	(0.24	)%(7)	355.33	%(8)

$—		$11.14	11.40%		$2,229	2.10	%(7)	5.68	%(7)	0.96	%(7)	165.82	%(8)
—		9.99	(0.10)%		1,999	—		—		—		—

The accompanying notes are an integral part of the financial statements.

207

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

		Investment Activities			Dividends and Distributions

	Net Asset Value, Beginning of Year/Period	Net Investment Income (Loss) (1)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distribution from Capital Gains	Total Distributions
Gotham Neutral Fund
Institutional Class Shares
10/01/2016-03/31/2017(5)	$9.91	$(0.06)	$0.51	$0.45	$—	$—	$—
10/01/2015-09/30/2016	9.99	(0.10)	0.08	(0.02)	—	(0.06)	(0.06)
05/01/2015-09/30/2015*	10.42	(0.06)	(0.37)	(0.43)	—	—	—
05/01/2014-04/30/2015	11.21	(0.12)	(0.43)	(0.55)	—	(0.24)	(0.24)
08/30/2013**-04/30/2014	10.00	(0.12)	1.37	1.25	—	(0.04)	(0.04)

Gotham Neutral 500 Fund
Institutional Class Shares
10/01/2016***-03/31/2017(5)	$10.00	$(0.03)	$0.61	$0.58	$—	$—	$—

Gotham Index Plus Fund
Institutional Class Shares
10/01/2016-03/31/2017(5)	$10.59	$0.06	$1.59	$1.65	$(0.06)	$—	$(0.06)
10/01/2015-09/30/2016	9.28	0.07	1.42	1.49	(0.07)	(0.11)	(0.18)
03/31/2015****-09/30/2015	10.00	0.03	(0.75)	(0.72)	—	—	—

Gotham Index Core Fund
Institutional Class Shares
10/01/2016-03/31/2017(5)	$9.99	$0.07	$1.21	$1.28	$—	$—	$—
09/30/2016***-09/30/2016	10.00	—	(0.01)	(0.01)	—	—	—

*	The Fund changed its fiscal year end from April 30 to September 30. See Note 1 in the Notes to Financial Statements.
**	Commencement of operations.
***	Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016.
****	Commencement of operations. Initial seed capital was issued at $10.00 per share on March 31, 2015.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets for the Gotham Neutral Fund would be 2.15%, 2.16%, 2.16%, 2.18% and 2.25% for the six months ended March 31, 2017, the year ended September 30, 2016, the period ended September 30, 2015, the year ended April 30, 2015 and the period ended April 30, 2014, respectively; for the Gotham Neutral 500 Fund, it would be 1.50% for the period ended March 31, 2017; for the Gotham Index Plus Fund, they would be 1.15%, 1.18% and 1.50% for the six months ended March 31, 2017, the year ended September 30, 2016 and the period ended September 30, 2015, respectively, and for the Gotham Index Core Fund, it would be 0.85% for the period ended March 31, 2017.
(4)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Unaudited.
(6)	Amount is less than $0.005 per share.
(7)	Annualized.
(8)	Not annualized.

The accompanying notes are an integral part of the financial statements.

208

GOTHAM FUNDS

Financial Highlights (Continued)

Redemption Fees		Net Asset Value, End of Year/Period	Total Return(2)	Net Assets, End of Year/Period (000s)	Ratio of Expenses to Average Net Assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(3)		Ratio of Expenses to Average Net Assets without waivers, expense reimbursements, and recoupments if any(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets (including dividend and interest expense)		Portfolio Turnover Rate

$0.00	(6)	$10.36	4.54%	$784,830	3.27	%(7)	3.30	%(7)	(1.25	)%(7)	126.57	%(8)
0.00	(6)	9.91	(0.16)%	783,024	3.56%		3.56%		(1.02)%		303.46%
0.00	(6)	9.99	(4.13)%	755,707	3.38	%(7)	3.38	%(7)	(1.38	)%(7)	141.02	%(8)
0.00	(6)	10.42	(5.00)%	932,434	3.20%		3.19%		(1.11)%		377.72%
0.00	(6)	11.21	12.50%	228,472	3.43	%(7)	3.57	%(7)	(1.64	)%(7)	191.65	%(8)

$—		$10.58	5.80%	$2,116	3.15	%(7)	6.65	%(7)	(0.55	)%(7)	118.28	%(8)

$0.00	(6)	$12.18	15.57%	$160,168	3.15	%(7)	3.20	%(7)	0.99	%(7)	119.73	%(8)
0.00	(6)	10.59	16.14%	44,190	3.41%		3.80%		0.72%		234.14%
—		9.28	(7.20)%	7,669	3.63	%(7)	4.75	%(7)	0.62	%(7)	94.47	%(8)

$—		$11.27	12.70%	$2,253	1.74	%(7)	5.28	%(7)	1.32	%(7)	168.79	%(8)
—		9.99	(0.10)%	1,999	—		—		—		—

The accompanying notes are an integral part of the financial statements.

209

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

		Investment Activities			Dividends and Distributions

	Net Asset Value, Beginning of Year/Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distribution from Capital Gains	Total Distributions
Gotham Hedged Plus Fund
Institutional Class Shares
10/01/2016-03/31/2017(5)	$10.08	$0.02	$ 1.06	$ 1.08	$(0.11)	$(0.04)	$(0.15)
03/31/2016*-09/30/2016	10.00	0.00(8)	0.08	0.08	—	—	—

Gotham Hedged Core Fund
Institutional Class Shares
10/01/2016-03/31/2017(5)	$10.00	$0.04	$ 0.78	$ 0.82	$ —	$ —	$ —
09/30/2016**-09/30/2016	10.00	—	(0.00)(8)	(0.00)(8)	—	—	—

Gotham Institutional Value Fund
Institutional Class Shares
10/01/2016-03/31/2017(5)	$10.87	$0.07	$ 1.04	$ 1.11	$(0.26)	$ —	$(0.26)
12/31/2015***-09/30/2016	10.00	0.11	0.76	0.87	—	—	—

Gotham Enhanced S&P 500 Index Fund
Institutional Class Shares
12/30/2016****-03/31/2017(5)	$10.00	$0.05	$ 0.58	$ 0.63	$ —	$ —	$ —

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on March 31, 2016.
**	Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016.
***	Commencement of operations. Initial seed capital was issued at $10.00 per share on December 31, 2015.
****	Commencement of operations. Initial seed capital was issued at $10.00 per share on December 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets for the Gotham Hedged Plus Fund would be 1.15% and 1.15% for the six months ended March 31, 2017 and the period ended September 30, 2016, respectively, and for the Gotham Hedged Core Fund, it would be 0.85% for the period ended March 31, 2017.
(4)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Unaudited.
(6)	Annualized.
(7)	Not annualized.
(8)	Amount is less than $0.005 per share.
(9)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

210

GOTHAM FUNDS

Financial Highlights (Continued)

Redemption Fees	Net Asset Value, End of Year/Period	Total Return(2)	Net Assets, End of Year/Period (000s)	Ratio of Expenses to Average Net Assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(3)		Ratio of Expenses to Average Net Assets without waivers, expense reimbursements, and recoupments if any(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets (including dividend and interest expense)		Portfolio Turnover Rate

$—	$11.01	10.78%	$2,233	2.94	%(6)	7.77	%(6)	0.35	%(6)	83.92	%(7)
—	10.08	0.80%	2,015	3.13	%(6)	8.17	%(6)	0.00	%(6)(9)	151.89	%(7)

$—	$10.82	8.20%	$2,164	1.35	%(6)	4.96	%(6)	0.76	%(6)	174.85	%(7)
—	10.00	0.00%	1,999	—		—		—		—

$—	$11.72	10.35%	$2,465	0.95	%(6)	4.40	%(6)	1.24	%(6)	80.50	%(7)
—	10.87	8.70%	2,236	0.95	%(6)	4.90	%(6)	1.41	%(6)	243.77	%(7)

$—	$10.63	6.30%	$2,126	0.50	%(6)	4.03	%(6)	1.91	%(6)	216.46	%(7)

The accompanying notes are an integral part of the financial statements.

211

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

		Investment Activities			Dividends and Distributions

	Net Asset Value, Beginning of Year/Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distribution from Capital Gains	Total Distributions
Gotham Defensive Long Fund
Institutional Class Shares
10/01/2016-03/31/2017(6)	$9.99	$(0.01)	$0.77	$0.76	$—	$—	$—
09/30/2016*-09/30/2016	10.00	—	(0.01)	(0.01)	—	—	—

Gotham Defensive Long 500 Fund
Institutional Class Shares
10/01/2016-03/31/2017(6)	$9.99	$0.04	$1.07	$1.11	$—	$—	$—
09/30/2016*-09/30/2016	10.00	—	(0.01)	(0.01)	—	—	—

Gotham Total Return Fund
Institutional Class Shares
10/01/2016-03/31/2017(6)	$10.02	$0.01	$1.08	$1.09	$(0.01)	$—	$(0.01)
10/01/2015-09/30/2016	9.33	0.17	0.72	0.89	(0.18)	(0.02)	(0.20)
03/31/2015**-09/30/2015	10.00	(0.01)	(0.66)	(0.67)	—	—	—

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016.
**	Commencement of operations. Initial seed capital was issued at $10.00 per share on March 31, 2015.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets for the Gotham Defensive Long Fund would be 2.15% for the period ended March 31, 2017 and for the Gotham Defensive Long 500 Fund, it would be 1.50% for the period ended March 31, 2017.
(4)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(5)	The Gotham Total Return Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	Annualized.
(8)	Not annualized.
(9)	Amount is less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

212

GOTHAM FUNDS

Financial Highlights (Concluded)

Redemption Fees		Net Asset Value, End of Year/Period	Total Return(2)	Net Assets, End of Year/Period (000s)	Ratio of Expenses to Average Net Assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(3)		Ratio of Expenses to Average Net Assets without waivers, expense reimbursements, and recoupments if any(3)(4)(5)		Ratio of Net Investment Income (Loss) to Average Net Assets (including dividend and interest expense)		Portfolio Turnover Rate

$—		$10.75	7.50%	$2,149	3.58	%(7)	7.22	%(7)	(0.16	)%(7)	172.75	%(8)
—		9.99	(0.10)%	1,999	—		—		—		—

$—		$11.10	11.00%	$7,504	3.60	%(7)	5.54	%(7)	0.79	%(7)	200.09	%(8)
—		9.99	(0.10)%	1,999	—		—		—		—

$—		$11.10	10.83%	$17,682	0.06	%(7)	0.97	%(7)	0.22	%(7)	31.84	%(8)
—		10.02	9.65%	8,062	0.17%		1.55%		1.78%		5.85%
0.00	(9)	9.33	(6.70)%	7,010	0.18	%(7)	1.57	%(7)	(0.18	)%(7)	42.30	%(8)

The accompanying notes are an integral part of the financial statements.

213

GOTHAM FUNDS

Notes to Financial Statements

March 31, 2017

(Unaudited)

1. Organization and Significant Accounting Policies

The Gotham Absolute Return Fund, the Gotham Absolute 500 Fund, the Gotham Absolute 500 Core Fund, the Gotham Enhanced Return Fund, the Gotham Enhanced 500 Fund, the Gotham Enhanced 500 Core Fund, the Gotham Neutral Fund, the Gotham Neutral 500 Fund, the Gotham Index Plus Fund, the Gotham Index Core Fund, the Gotham Hedged Plus Fund, the Gotham Hedged Core Fund, the Gotham Institutional Value Fund, the Gotham Enhanced S&P 500 Index Fund, the Gotham Defensive Long Fund, the Gotham Defensive Long 500 Fund and the Gotham Total Return Fund (each a “Fund” and together, the “Funds”) are each a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s commencement of operations are as follows:

Gotham Absolute Return Fund	August 31, 2012
Gotham Absolute 500 Fund	July 31, 2014
Gotham Absolute 500 Core Fund	September 30, 2016
Gotham Enhanced Return Fund	May 31, 2013
Gotham Enhanced 500 Fund	December 31, 2014
Gotham Enhanced 500 Core Fund	September 30, 2016
Gotham Neutral Fund	August 30, 2013
Gotham Neutral 500 Fund	September 30, 2016
Gotham Index Plus Fund	March 31, 2015
Gotham Index Core Fund	September 30, 2016
Gotham Hedged Plus Fund	March 31, 2016
Gotham Hedged Core Fund	September 30, 2016
Gotham Institutional Value Fund	December 31, 2015
Gotham Enhanced S&P 500 Index Fund	December 30, 2016
Gotham Defensive Long Fund	September 30, 2016
Gotham Defensive Long 500 Fund	September 30, 2016
Gotham Total Return Fund
(operates as a “Fund of Funds”)	March 31, 2015

The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Each of the Funds offers one class of shares, Institutional Class.

All the Funds except for the Gotham Institutional Value Fund, Gotham Enhanced S&P 500 Index Fund and the Gotham Total Return Fund seek to achieve their investment objectives by primarily investing in long and short positions of U.S. equity securities. Equity securities include common and preferred stocks. The Gotham Institutional Value Fund seeks to achieve its investment objective by primarily investing in long positions of U.S. equity securities listed in the S&P 500® Index, but may invest in other large capitalization companies, primarily selected from the largest 500-700 U.S. companies based on market capitalization. The Gotham Enhanced S&P 500 Index Fund seeks to achieve its investment objective by generally investing at least 80% of its assets in U.S. equity securities listed in the S&P 500® Index. The Gotham Total Return Fund seeks to achieve its investment objective by primarily investing in the other funds advised by Gotham.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

214

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2017

(Unaudited)

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Each Fund’s equity securities, including exchange-traded funds, listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees (the “Board”). Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Certain Funds invest in securities of other investment companies, which are valued at their respective NAVs as determined by those investment companies each business day. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to Gotham Asset Management, LLC (“Gotham” or “the Adviser”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of a Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	quoted prices in active markets for identical securities;

● Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for a corporate debt security with end of period value of $26,584, $19,096, $11,875 and $273 held by Gotham Absolute Return Fund, Gotham Enhanced Return Fund, Gotham Neutral Fund and Gotham Defensive Long Fund, respectively, which is considered Level 2 for the period ended March 31, 2017. This security was obtained through a corporate action event and has subsequently been sold.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

215

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Notes to Financial Statements (Continued)

March 31, 2017

(Unaudited)

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended March 31, 2017, there were no transfers between Levels 1, 2 and 3 for the Funds.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Trust are generally allocated to each Fund in proportion to its relative daily net assets. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S.GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. A Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Short Sales — Certain Funds may sell securities short. A short sale involves the sale by a Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can

216

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Notes to Financial Statements (Continued)

March 31, 2017

(Unaudited)

be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds will comply with guidelines established by the Securities and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.

As of March 31, 2017, the following Funds had securities sold short, securities pledged as collateral and deposits with brokers for securities sold short:

	Value of Securities Sold Short	Securities Pledged as Collateral	Deposits with Brokers for Securities Sold Short
Gotham Absolute Return Fund	$560,773,542	$636,446,172	$517,529,435
Gotham Absolute 500 Fund	10,522,212	10,964,486	5,596,671
Gotham Absolute 500 Core Fund	1,091,516	1,774,041	595,171
Gotham Enhanced Return Fund	751,254,593	782,151,326	348,361,357
Gotham Enhanced 500 Fund	21,074,663	30,419,187	2,815,507
Gotham Enhanced 500 Core Fund	892,463	2,168,073	11,389
Gotham Neutral Fund	763,081,450	767,326,330	659,024,539
Gotham Neutral 500 Fund	2,058,246	2,210,301	1,453,950
Gotham Index Plus Fund	141,929,973	170,520,234	32,287,632
Gotham Index Core Fund	929,044	2,111,262	15,005
Gotham Hedged Plus Fund	1,963,798	2,407,411	773,377
Gotham Hedged Core Fund	773,072	—	700,148
Gotham Defensive Long Fund	1,632,308	2,866,760	7,636
Gotham Defensive Long 500 Fund	6,407,886	10,034,799	34,866

In accordance with the terms of its prime brokerage agreements, the Funds may receive rebate income or be charged fees on securities sold short. Such income or fee is calculated on a daily basis based upon the market value of securities sold short and a variable rate that is dependent upon the availability of such security. These amounts are included in dividends and fees on securities sold short on the Statement of Operations. On the ex-dividend date, dividends on short sales are recorded as an expense to the Fund. The following Funds had net charges as shown in the table below for the period ended March 31, 2017:

Rebate (Income)/Fees
Gotham Absolute Return Fund	$218,507
Gotham Absolute 500 Fund	(11,869)
Gotham Absolute 500 Core Fund	(1,216)
Gotham Enhanced Return Fund	226,925
Gotham Enhanced 500 Fund	(22,857)
Gotham Enhanced 500 Core Fund	(994)
Gotham Neutral Fund	234,694
Gotham Neutral 500 Fund	(2,325)
Gotham Index Plus Fund	(114,031)
Gotham Index Core Fund	(988)
Gotham Hedged Plus Fund	(2,151)
Gotham Hedged Core Fund	(833)
Gotham Defensive Long Fund	383
Gotham Defensive Long 500 Fund	(4,730)

217

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Notes to Financial Statements (Continued)

March 31, 2017

(Unaudited)

The following Funds utilized short sales proceeds and incurred financing charges to finance purchases of long securities in order to accomplish the Funds’ respective investment objectives. A financing fee is charged to the Funds based on the Federal Funds rate plus an agreed upon spread. These fees are included in dividends and fees on securities sold short and are as follows for the period ended March 31, 2017:

	Short Sales Proceeds	Financing Charges
Gotham Absolute Return Fund	$48,880,081	$12,959
Gotham Absolute 500 Fund	5,042,070	19,271
Gotham Absolute 500 Core Fund	509,839	1,988
Gotham Enhanced Return Fund	408,874,828	1,687,400
Gotham Enhanced 500 Fund	18,458,334	70,348
Gotham Enhanced 500 Core Fund	889,309	3,919
Gotham Neutral Fund	133,131,519	529,214
Gotham Neutral 500 Fund	633,995	2,538
Gotham Index Plus Fund	107,480,578	284,118
Gotham Index Core Fund	918,183	3,908
Gotham Hedged Plus Fund	1,210,125	5,491
Gotham Hedged Core Fund	77,311	223
Gotham Defensive Long Fund	1,637,823	7,220
Gotham Defensive Long 500 Fund	6,465,807	15,522

2. Transactions with Related Parties and Other Service Providers

Gotham Asset Management, LLC (“Gotham” or the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services as the investment adviser, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below:

Gotham Absolute Return Fund	2.00%
Gotham Absolute 500 Fund	1.35%
Gotham Absolute 500 Core Fund	1.00%
Gotham Enhanced Return Fund	2.00%
Gotham Enhanced 500 Fund	1.35%
Gotham Enhanced 500 Core Fund	1.00%
Gotham Neutral Fund	2.00%
Gotham Neutral 500 Fund	1.35%
Gotham Index Plus Fund	1.00%
Gotham Index Core Fund	0.70%
Gotham Hedged Plus Fund	1.00%
Gotham Hedged Core Fund	0.70%
Gotham Institutional Value Fund	0.80%
Gotham Enhanced S&P 500 Index Fund(1)	0.50%
Gotham Defensive Long Fund	2.00%
Gotham Defensive Long 500 Fund	1.35%
Gotham Total Return Fund(2)	—%

(1)	The Fund commenced operations on December 30, 2016.
(2)	For the Gotham Total Return Fund, Gotham is not entitled to receive an investment advisory fee on assets invested in mutual funds advised by Gotham (each an “underlying fund” and collectively, the “underlying funds”), but is entitled to receive an investment advisory fee of 2.00% of the Gotham Total Return Fund’s average net assets invested in investments other than an underlying fund. Gotham does not receive an investment advisory fee from the Gotham Total Return Fund on assets invested in an underlying fund, but does receive an investment advisory fee from each underlying fund as investment adviser to such funds. The Gotham Total Return Fund does not currently expect to invest in assets other than underlying funds; however, to the extent it does, the Fund will pay a management fee on such assets.

218

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2017

(Unaudited)

The Adviser contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of each Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed the percentages set forth in the table below (on an annual basis) of each Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until the termination date set forth below, unless the Board approves its earlier termination. The table below reflects the Expense Limitation amounts, as a percentage of average daily net assets, in effect during the period ended March 31, 2017.

		Termination Date
Gotham Absolute Return Fund	2.15%	August 31, 2019
Gotham Absolute 500 Fund	1.50%	January 31, 2019
Gotham Absolute 500 Core Fund	1.15%	January 31, 2020
Gotham Enhanced Return Fund	2.15%	August 31, 2019
Gotham Enhanced 500 Fund	1.50%	January 31, 2019
Gotham Enhanced 500 Core Fund	1.15%	January 31, 2020
Gotham Neutral Fund	2.15%	August 31, 2019
Gotham Neutral 500 Fund	1.50%	January 31, 2020
Gotham Index Plus Fund	1.15%	January 31, 2019
Gotham Index Core Fund	0.85%	January 31, 2020
Gotham Hedged Plus Fund	1.15%	January 31, 2020
Gotham Hedged Core Fund	0.85%	January 31, 2020
Gotham Institutional Value Fund	0.95%	January 31, 2019
Gotham Enhanced S&P 500 Index Fund(1)	0.50%	January 31, 2020
Gotham Defensive Long Fund	2.15%	January 31, 2020
Gotham Defensive Long 500 Fund	1.50%	January 31, 2020
Gotham Total Return Fund(2)	0.00%	January 31, 2019

(1)	The Fund commenced operations on December 30, 2016.
(2)	Prior to January 1, 2017, the Expense Limitation was 0.17%.

For the period ended March 31, 2017, investment advisory fees accrued and waivers were as follows:

	Gross Advisory Fee	Waiver/ Reimbursements	Net Advisory Fee (Reimbursement)
Gotham Absolute Return Fund	$9,591,964	$(434,785)	$9,157,179
Gotham Absolute 500 Fund	87,780	(35,915)	51,865
Gotham Absolute 500 Core Fund	10,204	(37,122)	(26,918)
Gotham Enhanced Return Fund	9,954,371	—	9,954,371
Gotham Enhanced 500 Fund	149,671	(52,284)	97,387
Gotham Enhanced 500 Core Fund	10,361	(37,104)	(26,743)
Gotham Neutral Fund	7,898,091	(114,386)	7,783,705
Gotham Neutral 500 Fund	13,774	(35,693)	(21,919)
Gotham Index Plus Fund	455,219	(21,580)	433,639
Gotham Index Core Fund	7,329	(37,078)	(29,749)
Gotham Hedged Plus Fund	10,720	(51,782)	(41,062)
Gotham Hedged Core Fund	7,182	(37,095)	(29,913)
Gotham Institutional Value Fund	9,328	(40,196)	(30,868)
Gotham Enhanced S&P 500 Index Fund	2,481	(17,519)	(15,038)
Gotham Defensive Long Fund	20,422	(37,112)	(16,690)
Gotham Defensive Long 500 Fund	25,180	(36,154)	(10,974)
Gotham Total Return Fund	—	(51,729)	(51,729)

219

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Notes to Financial Statements (Continued)

March 31, 2017

(Unaudited)

For all funds except for the Gotham Enhanced S&P 500 Index Funds, the Adviser is entitled to recover, subject to approval by the Board, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. For the Gotham Enhanced S&P 500 Index Fund, the Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years following the date in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless a Fund’s expenses are below the Expense Limitation amount. As of March 31, 2017, the amount of potential reimbursement from the Funds to the Adviser are as follows:

	Expiration 04/30/2018	Expiration 09/30/2018	Expiration 09/30/2019	Expiration 03/31/2020
Gotham Absolute Return Fund	N/A	N/A	N/A	$434,785
Gotham Absolute 500 Fund	$99,209	$29,092	$32,059	35,915
Gotham Absolute 500 Core Fund	N/A	N/A	N/A	37,122
Gotham Enhanced 500 Fund	N/A	48,788	76,809	52,284
Gotham Enhanced 500 Core Fund	N/A	N/A	N/A	37,104
Gotham Neutral Fund	N/A	N/A	N/A	114,386
Gotham Neutral 500 Fund	N/A	N/A	N/A	35,693
Gotham Index Plus Fund	N/A	37,317	89,405	21,580
Gotham Index Core Fund	N/A	N/A	N/A	37,078
Gotham Hedged Plus Fund	N/A	N/A	49,689	51,782
Gotham Hedged Core Fund	N/A	N/A	N/A	37,095
Gotham Institutional Value Fund	N/A	N/A	59,712	40,196
Gotham Enhanced S&P 500 Index Fund	N/A	N/A	N/A	17,519
Gotham Defensive Long Fund	N/A	N/A	N/A	37,112
Gotham Defensive Long 500 Fund	36,154	N/A	N/A	36,154
Gotham Total Return Fund	N/A	36,613	107,341	51,729

Other Service Providers

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing transfer agency services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Pershing LLC provides prime brokerage services to the Funds under an Agreement for Prime Brokerage Services.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. The remuneration paid to the Trustees by the Funds during the period ended March 31, 2017 was $150,518. An employee of BNY Mellon serves as an Officer of the Trust. They are not compensated by the Funds or the Trust.

220

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Notes to Financial Statements (Continued)

March 31, 2017

(Unaudited)

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. JWFM is compensated for the services provided to the Trust.

Freeh Group International Solutions, LLC provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer.

Investment in Affiliated Funds

The following table lists each issuer owned by Gotham Total Return Fund that may be deemed an “affiliated company” under the 1940 Act, as well as transactions that occurred in the security of such issuers during six months ended March 31, 2017:

Gotham Total Return Fund
Name of Issuer	Shares Held at 9/30/16	Value at 9/30/16	Purchase Cost	Sales Proceeds	Shares Held at 3/31/17	Value at 3/31/17	Dividend Income for the Period ended 3/31/17	Net Realized Gain for the Period ended 3/31/17
Gotham Absolute 500 Fund	312,114	$3,186,686	$2,378,365	$2,295,514	318,055	$3,524,051	$—	$8,589
Gotham Defensive Long 500 Fund	—	—	5,103,790	23,529	475,767	5,281,014	—	486
Gotham Enhanced 500 Fund	177,091	1,809,871	1,518,525	918,149	230,623	2,649,859	5,942	18,602
Gotham Index Plus Fund	177,748	1,882,353	1,777,218	446,770	289,682	3,528,329	10,140	3,500
Gotham Neutral Fund	118,865	1,177,956	1,422,114	—	255,925	2,651,387	—	—

221

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Notes to Financial Statements (Continued)

March 31, 2017

(Unaudited)

3. Investment in Securities

For the six months ended March 31, 2017 for all funds, except for Gotham Enhanced S&P 500 Index Fund, which commenced operations on December 30, 2016, the aggregated purchases and sales of investment securities (excluding short-term investments) were as follows:

	Purchases	Sales
Gotham Absolute Return Fund	$1,341,106,612	$1,521,127,999
Gotham Absolute 500 Fund.	19,560,062	22,302,711
Gotham Absolute 500 Core Fund	4,511,348	3,522,945
Gotham Enhanced Return Fund	1,772,225,523	1,821,629,220
Gotham Enhanced 500 Fund	41,079,364	36,025,930
Gotham Enhanced 500 Core Fund	5,530,615	4,675,625
Gotham Neutral Fund	1,204,255,835	1,289,281,500
Gotham Neutral 500 Fund	4,922,977	2,569,306
Gotham Index Plus Fund	415,419,571	210,171,100
Gotham Index Core Fund	5,709,067	4,783,944
Gotham Hedged Plus Fund	2,664,009	2,643,706
Gotham Hedged Core Fund	5,203,846	3,312,296
Gotham Institutional Value Fund	1,867,823	1,887,707
Gotham Enhanced S&P 500 Index Fund	5,386,824	3,380,970
Gotham Defensive Long Fund	7,376,660	5,882,010
Gotham Defensive Long 500 Fund	26,032,433	14,731,928
Gotham Total Return Fund	12,200,012	3,683,962

4. Capital Share Transactions

For the periods ended March 31, 2017 and September 30, 2016, transactions in capital shares of the Funds (authorized shares unlimited) were as follows:

	For the Period Ended		For the Period Ended
	March 31, 2017		September 30, 2016
	Shares	Value	Shares	Value
Gotham Absolute Return Fund:
Institutional Class Shares:
Sales	8,247,609	$110,281,690	28,752,517	$358,931,969
Reinvestments	—	—	1,281,671	15,777,370
Redemption Fees*	—	910	—	362,242
Redemptions	(17,184,336)	(228,158,454)	(158,181,691)	(1,974,710,680)

Net Decrease	(8,936,727)	$(117,875,854)	(128,147,503)	$(1,599,639,099)

Gotham Absolute 500 Fund:
Institutional Class Shares:
Sales	223,962	$2,423,365	779,096	$7,965,630
Reinvestments	—	—	70,100	689,784
Redemption Fees*	—	—	—	11,561
Redemptions	(397,972)	(4,251,883)	(1,144,239)	(11,343,529)

Net Decrease	(174,010)	$(1,828,518)	(295,043)	$(2,676,554)

222

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Notes to Financial Statements (Continued)

March 31, 2017

(Unaudited)

	For the Period Ended		For the Period Ended
	March 31, 2017		September 30, 2016
	Shares	Value	Shares	Value
Gotham Absolute 500 Core Fund:(1)
Institutional Class Shares:
Sales	—	$—	200,000	$2,000,000
Reinvestments	—	—	—	—
Redemption Fees*	—	—	—	—
Redemptions	—	—	—	—

Net Increase	—	$—	200,000	$2,000,000

Gotham Enhanced Return Fund:
Institutional Class Shares:
Sales	5,528,253	$69,907,565	14,187,433	$160,146,876
Reinvestments	—	—	1,489,283	16,486,359
Redemption Fees*	—	2,353	—	12,274
Redemptions	(9,486,765)	(120,302,800)	(36,527,088)	(408,740,175)

Net Decrease	(3,958,512)	$(50,392,882)	(20,850,372)	$(232,094,666)

Gotham Enhanced 500 Fund:
Institutional Class Shares:
Sales	403,201	$4,406,013	1,286,383	$12,360,586
Reinvestments	5,728	62,726	4,502	42,497
Redemption Fees*	—	—	—	330
Redemptions	(222,387)	(2,444,503)	(21,467)	(207,488)

Net Increase	186,542	$2,024,236	1,269,418	$12,195,925

Gotham Enhanced 500 Core Fund:(1)
Institutional Class Shares:
Sales	—	$—	200,000	$2,000,000
Reinvestments	—	—	—	—
Redemption Fees*	—	—	—	—
Redemptions	—	—	—	—

Net Increase	—	$—	200,000	$2,000,000

Gotham Neutral Fund:
Institutional Class Shares:
Sales	16,104,558	$166,658,614	49,086,285	$488,625,057
Reinvestments	—	—	370,929	3,642,528
Redemption Fees*	—	1,287	—	71,028
Redemptions	(19,408,509)	(200,774,677)	(46,032,949)	(458,622,215)

Net Increase (Decrease)	(3,303,951)	$(34,114,776)	3,424,265	$33,716,398

223

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Notes to Financial Statements (Continued)

March 31, 2017

(Unaudited)

	For the Period Ended		For the Period Ended
	March 31, 2017		September 30, 2016
	Shares	Value	Shares	Value
Gotham Neutral 500 Fund:(1)
Institutional Class Shares:
Sales	200,000	$2,000,000	—	$—
Reinvestments	—	—	—	—
Redemption Fees*	—	—	—	—
Redemptions	—	—	—	—

Net Increase	200,000	$2,000,000	—	$—

Gotham Index Plus Fund:
Institutional Class Shares:
Sales	9,069,216	$106,647,663	3,411,887	$34,596,267
Reinvestments	27,088	315,027	14,755	144,604
Redemption Fees*	—	136	—	1,796
Redemptions	(122,109)	(1,432,614)	(79,022)	(798,327)

Net Increase	8,974,195	$105,530,212	3,347,620	$33,944,340

Gotham Index Core Fund:(1)
Institutional Class Shares:
Sales	—	$—	200,000	$2,000,000
Reinvestments	—	—	—	—
Redemption Fees*	—	—	—	—
Redemptions	—	—	—	—

Net Increase	—	$—	200,000	$2,000,000

Gotham Hedged Plus Fund:(2)
Institutional Class Shares:
Sales	—	$—	200,000	$2,000,000
Reinvestments	2,851	30,645	—	—
Redemption Fees*	—	—	—	—
Redemptions	—	—	—	—

Net Increase	2,851	$30,645	200,000	$2,000,000

Gotham Hedged Core Fund:(1)
Institutional Class Shares:
Sales	—	$—	200,000	$2,000,000
Reinvestments	—	—	—	—
Redemption Fees*	—	—	—	—
Redemptions	—	—	—	—

Net Increase	—	$—	200,000	$2,000,000

224

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2017

(Unaudited)

	For the Period Ended		For the Period Ended
	March 31, 2017		September 30, 2016
	Shares	Value	Shares	Value
Gotham Institutional Value Fund:
Institutional Class Shares:
Sales	2,342	$26,117	205,603	$2,061,073
Reinvestments	2,474	27,581	—	—
Redemption Fees*	—	—	—	—
Redemptions	(23)	(258)	—	—

Net Increase	4,793	$53,440	205,603	$2,061,073

Gotham Enhanced S&P 500 Index Fund:(3)
Institutional Class Shares:
Sales	200,000	$2,000,000	—	$—
Reinvestments	—	—	—	—
Redemption Fees*	—	—	—	—
Redemptions	—	—	—	—

Net Increase	200,000	$2,000,000	—	$—

Gotham Defensive Long Fund:(1)
Institutional Class Shares:
Sales	—	$—	200,000	$2,000,000
Reinvestments	—	—	—	—
Redemption Fees*	—	—	—	—
Redemptions	—	—	—	—

Net Increase	—	$—	200,000	$2,000,000

Gotham Defensive Long 500 Fund:(1)
Institutional Class Shares:
Sales	477,881	$5,103,791	200,000	$2,000,000
Reinvestments	—	—	—	—
Redemption Fees*	—	—	—	—
Redemptions	(2,114)	(23,529)	—	—

Net Increase	475,767	$5,080,262	200,000	$2,000,000

Gotham Total Return Fund:
Institutional Class Shares:
Sales	787,832	$8,548,056	83,211	$820,628
Reinvestments	195	2,105	17,269	163,016
Redemption Fees*	—	—	—	—
Redemptions	(1)	(20)	(47,478)	(460,062)

Net Increase	788,026	$8,550,141	53,002	$523,582

*

There is a 1.00% redemption fee that may be charged on shares redeemed within 30 days of purchase. The redemption fees are retained by each Fund for the benefit of the remaining shareholders and recorded as paid-in-capital. (Prior to February 1, 2016, the redemption fee was charged on shares redeemed within 90 days of purchase.)

(1)	Commencement of operations September 30, 2016.
(2)	Commencement of operations March 31, 2016.
(3)	Commencement of operations December 30, 2016.

225

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2017

(Unaudited)

As of March 31, 2017, the following Funds had shareholders that held 10% or more of the outstanding shares of the Fund:

Gotham Absolute 500 Fund
Affiliated Shareholders	23%
Affiliated Fund	28%
Gotham Absolute 500 Core Fund
Affiliated Shareholders	50%
Gotham Enhanced 500 Fund
Affiliated Shareholders	35%
Affiliated Fund	11%
Gotham Enhanced 500 Core Fund
Affiliated Shareholders	50%
Gotham Neutral 500 Fund
Affiliated Shareholders	50%
Gotham Index Core Fund
Affiliated Shareholders	50%
Gotham Hedged Plus Fund
Affiliated Shareholders	50%
Gotham Hedged Core Fund
Affiliated Shareholders	50%
Gotham Institutional Value Fund
Affiliated Shareholders	49%
Gotham Enhanced S&P 500 Index Fund
Affiliated Shareholders	100%
Gotham Defensive Long Fund
Affiliated Shareholders	50%
Gotham Defensive Long 500 Fund
Affiliated Shareholders	15%
Affiliated Fund	70%
Gotham Total Return Fund
Affiliated Shareholders	19%

5. Securities Lending

Securities may be loaned to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board, is invested in short-term investments and/or securities consistent with the Fund’s investment objective. Securities purchased with cash collateral are included in market value of securities designated as collateral for securities on loan on the Statements of Assets and Liabilities. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds pay a fee on the cash collateral received by the Funds at a rate equal to the Federal Funds (Open) rate plus 40 basis points with respect to the cash collateral received on those securities on loan that have a rebate that equals or exceeds the greater of either the Federal Funds (Open) rate minus 10 basis points or zero. These fees are included in the fees on cash collateral on the Statement of Operations. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss

226

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2017

(Unaudited)

of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser’s judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. During the period ended March 31, 2017, the Funds listed below each had securities lending programs. The market value of securities on loan and cash collateral received as of March 31, 2017 and the income generated from the programs during the period ended March 31, 2017, with respect to such loans are as follows:

	Market Value		Market Value	Income Received
	of Securities	Cash Collateral	of Non-cash	from Securities
	Loaned	Received	Collateral	Lending
Gotham Absolute Return Fund	$172,254,043	$176,415,351	$—	$311,981
Gotham Absolute 500 Fund	1,275,518	1,303,621	—	16
Gotham Absolute 500 Core Fund	43,444	35,772	8,634	—
Gotham Enhanced Return Fund	343,900,188	351,246,903	—	299,919
Gotham Enhanced 500 Fund	2,963,172	3,030,667	—	25
Gotham Enhanced 500 Core Fund	68,085	58,974	10,225	—
Gotham Neutral Fund	73,838,381	75,632,087	—	337,064
Gotham Neutral 500 Fund	48,271	45,159	4,051	—
Gotham Index Plus Fund	28,423,305	29,070,683	—	326
Gotham Index Core Fund	61,979	52,609	10,540	—
Gotham Hedged Plus Fund	68,663	70,296	—	6
Gotham Hedged Core Fund	54,129	47,996	7,133	—
Gotham Defensive Long Fund	218,677	188,202	35,956	300
Gotham Defensive Long 500 Fund	295,255	281,876	19,755	4

Securities lending transactions are entered into by the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received from that counterparty and create one single net payment due to or from the Funds. The following table is a summary of each of the Fund’s open securities lending transactions which are subject to a MSLA as of March 31, 2017:

				Gross Amount Not Offset in the Statement of Assets and Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
		Statement of	in the Statement of		Cash
	Gross Amounts of	Assets and	Assets and	Financial	Collateral	Net
	Recognized Assets	Liabilities	Liabilities	Instruments	Received*	Amount**
Gotham Absolute Return Fund	$172,254,043	$—	$172,254,043	$—	$(172,254,043)	$—
Gotham Absolute 500 Fund	1,275,518	—	1,275,518	—	(1,275,518)	—
Gotham Absolute 500 Core Fund	43,444	—	43,444	—	(43,444)	—
Gotham Enhanced Return Fund	343,900,188	—	343,900,188	—	(343,900,188)	—
Gotham Enhanced 500 Fund	2,963,172	—	2,963,172	—	(2,963,172)	—

227

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2017

(Unaudited)

				Gross Amount Not Offset in the
				Statement of Assets and Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
		Statement of	in the Statement of		Cash
	Gross Amounts of	Assets and	Assets and	Financial	Collateral	Net
	Recognized Assets	Liabilities	Liabilities	Instruments	Received*	Amount**
Gotham Enhanced 500 Core Fund	$68,085	$—	$68,085	$—	$(68,085)	$—
Gotham Neutral Fund	73,838,381	—	73,838,381	—	(73,838,381)	—
Gotham Neutral 500 Fund	48,271	—	48,271	—	(48,271)	—
Gotham Index Plus Fund	28,423,305	—	28,423,305	—	(28,423,305)	—
Gotham Index Core Fund	61,979	—	61,979	—	(61,979)	—
Gotham Hedged Plus Fund	68,663	—	68,663	—	(68,663)	—
Gotham Hedged Core Fund	54,129	—	54,129	—	(54,129)	—
Gotham Defensive Long Fund	218,677	—	218,677	—	(218,677)	—
Gotham Defensive Long 500 Fund	295,255	—	295,255	—	(295,255)	—

*	Amount disclosed is limited to the amount of assets presented in each Statement of Assets and Liabilities. Actual collateral received may be more than the amount shown.

**	Net amount represents the net receivable from the counterparty in the event of a default.

6. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds had determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

228

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2017

(Unaudited)

The tax character of distributions paid by the Funds during the year/period ended September 30, 2016 were as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Return
	Dividend	Dividend	of Capital
Gotham Absolute Return Fund	$—	$29,543,842	$—
Gotham Absolute 500 Fund	196,162	121,226	380,847
Gotham Enhanced Return Fund	—	18,962,062	—
Gotham Enhanced 500 Fund	42,497	—	—
Gotham Neutral Fund	—	4,408,426	—
Gotham Index Plus Fund	131,388	13,216	—
Gotham Total Return Fund	163,016	—	—

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of September 30, 2016, the components of distributable earnings on a tax basis were as follows:

		Undistributed		Unrealized	Qualified	Other
	Capital Loss	Ordinary	Undistributed	Appreciation/	Late-Year	Temporary
	Carryforward	Income	Long-Term Gain	(Depreciation)	Losses	Differences
Gotham Absolute Return Fund	$(212,053,350)	$—	$—	$85,044,533	$(45,718,122)	$(1)
Gotham Absolute 500 Fund	—	—	—	867,896	(777,743)	—
Gotham Enhanced Return Fund	(60,397,895)	—	—	73,977,742	—	(11,693)
Gotham Enhanced 500 Fund	—	57,635	—	986,872	(108,467)	—
Gotham Neutral Fund	(127,372,348)	—	—	33,021,683	(7,979,812)	—
Gotham Index Plus Fund	—	173,235	—	1,871,217	(91,690)	—
Gotham Hedged Plus Fund	—	15,319	—	18,443	(4,131)	—
Gotham Institutional Value Fund	—	44,870	—	173,046	(19,513)	—
Gotham Total Return Fund	—	—	—	(17,358)	(32,018)	—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

229

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2017

(Unaudited)

As of March 31, 2017, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

				Net Unrealized
	Federal	Unrealized	Unrealized	Appreciation/
	Tax Cost*	Appreciation	(Depreciation)	(Depreciation)
Gotham Absolute Return Fund	$999,334,985	$131,658,300	$(11,348,854)	$120,309,446
Gotham Absolute 500 Fund	16,471,548	1,990,328	(284,128)	1,706,200
Gotham Absolute 500 Core Fund	2,245,957	186,958	(31,145)	155,813
Gotham Enhanced Return Fund	1,576,066,954	202,722,257	(18,643,706)	184,078,551
Gotham Enhanced 500 Fund	41,475,922	4,410,221	(555,630)	3,854,591
Gotham Enhanced 500 Core Fund	2,899,631	244,029	(42,081)	201,948
Gotham Neutral Fund	862,616,982	108,131,078	(10,239,436)	97,891,642
Gotham Neutral 500 Fund	2,427,633	202,510	(35,316)	167,194
Gotham Index Plus Fund	284,831,621	17,789,210	(2,157,842)	15,631,368
Gotham Index Core Fund	2,944,456	272,674	(30,960)	241,714
Gotham Hedged Plus Fund	2,933,574	393,812	(32,860)	360,952
Gotham Hedged Core Fund	1,927,538	180,961	(21,519)	159,442
Gotham Institutional Value Fund	2,229,670	251,916	(38,940)	212,976
Gotham Enhanced S&P 500 Index Fund	2,042,046	110,098	(30,002)	80,096
Gotham Defensive Long Fund	3,577,767	251,402	(50,471)	200,931
Gotham Defensive Long 500 Fund	13,374,124	605,816	(108,641)	497,175
Gotham Total Return Fund	16,618,392	1,016,248	—	1,016,248

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30, and (ii) specified ordinary and currency losses between November 1 and September 30) as occurring on the first day of the following tax year. For the period ended September 30, 2016, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2016. For the period ended September 30, 2016, the Funds deferred to October 1, 2016 the following losses:

	Late-Year Ordinary	Short-Term Capital	Long-Term Capital
	Losses Deferral	Loss Deferral	Loss Deferral
Gotham Absolute Return Fund	$1,948,743	$93,587,593	$(49,818,214)
Gotham Absolute 500 Fund	11,056	1,006,880	(240,193)
Gotham Enhanced 500 Fund	—	108,467	—
Gotham Neutral Fund	5,098,749	22,610,655	(19,729,592)
Gotham Index Plus Fund	—	91,690	—
Gotham Hedged Plus Fund	—	4,131	—
Gotham Institutional Value Fund	—	19,513	—
Gotham Total Return Fund	6,350	25,668	—

Accumulated capital losses represent net capital loss carryforwards as of September 30, 2016 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of September 30, 2016, the Gotham Absolute Return Fund,

230

GOTHAM FUNDS

Notes to Financial Statements (Concluded)

March 31, 2017

(Unaudited)

Gotham Enhanced Return Fund and Gotham Neutral Fund had short-term capital loss carryforwards in the amount of $212,053,350, $60,397,895, and $127,372,348, respectively. The Gotham Absolute 500 Fund, Gotham Enhanced 500 Fund, Gotham Index Plus Fund, Gotham Hedged Plus Fund, Gotham Institutional Value Fund; and Gotham Total Return Fund did not have any capital loss carryforwards.

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there was the following subsequent event:

Reduction in Advisory Fee for the Gotham Total Return Fund

At a meeting held on March 29-30, 2017, the Board of Trustees of FundVantage Trust unanimously approved Gotham Asset Management, LLC’s (“Gotham”) proposal to reduce the investment advisory fee payable by the Gotham Total Return Fund (the “Fund”) to Gotham from 2.00% to 1.00% of the average daily net assets of the Fund, excluding assets invested in other mutual funds advised by Gotham, effective May, 1, 2017.

231

GOTHAM FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how a Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (877) 974-6852 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Advisory Agreement

At a meeting held on December 8-9, 2016 (the “December Meeting”), the Board of Trustees (the “Board” or “Trustees”) of FundVantage Trust (“Trust”), including a majority of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the advisory agreement between Gotham Asset Management, LLC (“Gotham“ or the“Adviser”) and the Trust (the“Agreement”), with respect to the Gotham Enhanced S&P 500 Index Fund (the “ Fund,”) for an initial two-year period.

In determining whether to approve the Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that the Adviser provided regarding (i) the services to be performed for the Fund, (ii) the size and qualifications of the Adviser’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Fund, (iv) investment performance, (v) the capitalization and financial condition of the Adviser, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Fund and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on the Adviser’s ability to service the Fund; and (x) compliance with federal securities laws and other regulatory requirements. Representatives from Gotham attended the December Meeting via teleconference. The representatives from Gotham discussed the firm’s history, performance and investment strategies in connection with the proposed approval of the Agreement and answered questions from the Board.

The Trustees considered that the proposed strategy if the Fund was new, and therefore did not have historical performance. However, at the December Meeting, the Trustees received performance information for another series of the Trust advised by Gotham, Gotham Institutional Value Fund, which was managed in a similar manner to the Fund.

The Trustees also noted that the representatives of the Adviser had provided information regarding its proposed advisory fee and an analysis of the fee in relation to the services proposed to be provided to the Fund and any other ancillary benefits resulting from the Adviser’s relationship with the Fund. The Trustees also reviewed information regarding the fees the Adviser charges to the other Gotham Funds, including a comparison to such Gotham Funds’ respective Lipper peer groups. The Trustees also discussed the limitations of the comparative expense information, given the potential varying nature, extent and quality of the services provided by advisers to other portfolios included in the Gotham Funds’ respective Lipper categories.

232

GOTHAM FUNDS

Other Information (Concluded)

(Unaudited)

The Trustees evaluated explanations provided by Gotham regarding its belief that the proposed advisory fee of 0.50% of average daily net assets is within the normal range of fees and expenses for funds of similar size, composition and type of investment product. The Trustees concluded that the advisory fees and services proposed to be provided by the Adviser are sufficiently consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Fund as measured by the information provided by Gotham.

The Trustees then considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of senior personnel. In evaluating the quality of services to be provided by the Adviser, the Board took into account its familiarity with the Adviser’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account Gotham’s compliance policies and procedures and reports regarding the Adviser’s compliance operations from the Trust’s CCO. The Board also considered any potential conflicts of interest that may arise in a portfolio manager’s management of the Fund’s investments on the one hand, and the investments of other accounts, on the other hand. The Trustees reviewed the services proposed to be provided to the Fund by the Adviser and concluded that the nature, extent and quality of the services provided were appropriate and consistent with the terms of the Agreement, that the quality of the proposed services appeared to be consistent with industry norms and that the Fund is likely to benefit from the provision of those services. They also concluded that the Adviser has sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and had demonstrated its ability to attract and retain qualified personnel.

The Trustees also considered the costs of the services to be provided by the Adviser, the compensation and benefits to be received by the Adviser in providing services to the Fund, as well as the Adviser’s profitability. The Trustees noted that the level of profitability is an appropriate factor to consider, and the Trustees should be satisfied that Gotham’s profits are sufficient to continue as a healthy concern generally and as investment adviser of the Fund. Based on the information provided, the Trustees concluded that the Adviser’s advisory fee level was reasonable in relation to the nature and quality of the services to be provided, taking into account the projected growth of the Fund.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund is anticipated to grow, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board noted that economies of scale may be achieved at higher asset levels for the Fund for the benefit of fund shareholders but the advisory fee structure of the Fund did not currently include breakpoint reductions as asset levels increase.

At this time, the Trustees determined to approve the Gotham Agreement with regard to the New Gotham Fund for an initial two-year term. In voting to approve the Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by the Adviser. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the approval of the Agreement would be in the best interest of each Fund and its shareholders.

233

GOTHAM FUNDS

Privacy Notice

(Unaudited)

The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site www.gothamfunds.com.

If you have questions or comments about our privacy practices, please call us at 1-877-974-6852.

234

Investment Adviser

Gotham Asset Management, LLC

535 Madison Avenue, 30th Floor

New York, NY 10022

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1800

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

GOT-0317

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          FundVantage Trust

By (Signature and Title)*        /s/ Joel L. Weiss

                                                 Joel L. Weiss, President and

                                                 Chief Executive Officer

                                                 (principal executive officer)

Date                             May 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Joel L. Weiss

                                                 Joel L. Weiss, President and

                                                 Chief Executive Officer

                                                 (principal executive officer)

Date                             May 31, 2017

By (Signature and Title)*         /s/ T. Richard Keyes

                                                   T. Richard Keyes, Treasurer and

                                                   Chief Financial Officer

                                                   (principal financial officer)

Date                             May 31, 2017

*	Print the name and title of each signing officer under his or her signature.